UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter:    USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               DANIEL J. MAVICO
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-0226

Date of Fiscal Year End:   DECEMBER 31

Date of Reporting Period:  MARCH 31, 2015

ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA MUTUAL FUNDS TRUST - 1ST QUARTER REPORT - PERIOD ENDED MARCH 31, 2015

[LOGO OF USAA]
   USAA(R)

PORTFOLIO OF INVESTMENTS
1ST QUARTER
USAA EXTENDED MARKET INDEX FUND
MARCH 31, 2015

                                                                      (Form N-Q)

48481-0515                                   (C)2015, USAA. All rights reserved.

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PORTFOLIO OF INVESTMENTS

March 31, 2015 (unaudited)

USAA MUTUAL FUND, INC. (the Company), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 52 separate funds. Additionally, the Fund qualifies as a registered investment company under Accounting Standards Codification Topic 946. The information presented in this quarterly report pertains only to the USAA Extended Market Index Fund (the
Fund), which is classified as diversified under the 1940 Act.

The Fund's primary investment objective is to seek to match, before fees and expenses, the performance of the U.S. stocks not included in the S&P 500 Index as represented by the Dow Jones U.S. Completion Total Stock Market Index.

USAA Asset Management Company (the Manager), an affiliate of the Fund, attempts to achieve this objective by investing all of the Fund's investable assets in the Master Extended Market Index Series of the Quantitative Master Series LLC (the Series), which is a separate open-end investment management company advised by BlackRock Advisors, LLC (BlackRock), with a substantially similar investment objective.

FUND INVESTMENT - At March 31, 2015, the Fund's investment in the Series was $687,336,093, at value, representing 99.9% of the Series. The Fund records its investment in the Series at fair value, which reflects its proportionate interest in the net assets of the Series.

FAIR VALUE MEASUREMENTS - Refer to the Schedule of Investments of the Series for a discussion of fair value measurements and a summary of the inputs used to value the Series' assets.

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SCHEDULE OF INVESTMENTS                      MASTER EXTENDED MARKET INDEX SERIES
March 31, 2015 (Unaudited)           (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

COMMON STOCKS                                 SHARES                   VALUE
-------------------------------------------------------------------------------
AEROSPACE & DEFENSE -- 1.7%
AAR Corp.                                      5,544              $     170,201
Aerovironment, Inc. (a)                        3,079                     81,624
Astronics Corp. (a)                            3,084                    227,291
B/E Aerospace, Inc.                           14,914                    948,829
CPI Aerostructures, Inc. (a)                   2,281                     27,828
Cubic Corp.                                    3,267                    169,133
Curtiss-Wright Corp.                           6,896                    509,890
Ducommun, Inc. (a)                             1,874                     48,537
Engility Holdings, Inc.                        2,637                     79,215
Esterline Technologies Corp. (a)               4,486                    513,288
Exelis, Inc.                                  26,909                    655,772
GenCorp, Inc. (a)                              9,848                    228,375
HEICO Corp.                                      682                     41,650
HEICO Corp., Class A                           7,676                    380,269
Hexcel Corp.                                  13,978                    718,749
Huntington Ingalls Industries, Inc.            7,147                  1,001,652
Innovative Solutions & Support, Inc. (a)       4,600                     17,480
KLX, Inc. (a)                                  7,457                    287,393
Kratos Defense & Security
   Solutions, Inc. (a)                         9,451                     52,264
LMI Aerospace, Inc. (a)                        2,720                     33,211
Mantech International Corp., Class A           2,988                    101,413
Moog, Inc., Class A (a)                        5,963                    447,523
Orbital ATK, Inc.                              8,662                    663,769
RBC Bearings, Inc.                             3,523                    269,650
Smith & Wesson Holding Corp. (a)               9,005                    114,634
Spirit Aerosystems Holdings, Inc.,
   Class A (a)                                18,880                    985,725
Sturm Ruger & Co., Inc.                        3,052                    151,471
Taser International, Inc. (a)                  8,193                    197,533
Teledyne Technologies, Inc. (a)                5,098                    544,109
TransDigm Group, Inc.                          7,289                  1,594,250
Triumph Group, Inc.                            7,519                    449,035
VSE Corp.                                        644                     52,731
                                                                  -------------
                                                                     11,764,494
-------------------------------------------------------------------------------
ALTERNATIVE ENERGY -- 0.1%
Aemetis, Inc. (a)                              1,737                      7,330
Amyris, Inc. (a)(b)                            8,820                     21,168
Ascent Solar Technologies, Inc. (a)              743                        832
Enphase Energy, Inc. (a)                       2,445                     32,250
FuelCell Energy, Inc. (a)(b)                  35,334                     44,167
Green Plains Renewable Energy, Inc.            4,822                    137,668
Ocean Power Technologies, Inc. (a)             3,549                      1,704
Pattern Energy Group, Inc.                     6,653                    188,413
Plug Power, Inc. (a)(b)                       24,367                     63,111
Renewable Energy Group, Inc. (a)               1,264                     11,654
REX American Resources Corp. (a)                 798                     48,526
Solazyme, Inc. (a)(b)                          9,331                     26,687
SunPower Corp. (a)                             6,581                    206,051
                                                                  -------------
                                                                        789,561
-------------------------------------------------------------------------------
AUTOMOBILES & PARTS -- 2.1%
Allison Transmission Holdings, Inc.           24,733                    789,972
American Axle & Manufacturing
   Holdings, Inc. (a)                         10,606                    273,953
Autoliv, Inc.                                 12,880                  1,516,878
Cooper Tire & Rubber Co.                       8,084                    346,318
Cooper-Standard Holding, Inc. (a)              2,037                    120,590
Dana Holding Corp.                            22,822                    482,913
Dorman Products, Inc. (a)                      4,690                    233,327
Federal-Mogul Corp. (a)                        4,284                     57,020
Fuel Systems Solutions, Inc. (a)               2,169                     23,946
Gentex Corp.                                  42,542                    778,519
Gentherm, Inc. (a)                             5,419                    273,714
Lear Corp.                                    11,474                  1,271,549
LKQ Corp. (a)                                 44,157                  1,128,653
LoJack Corp. (a)                               6,073                     17,369
Modine Manufacturing Co. (a)                   7,575                    102,035
Motorcar Parts of America, Inc. (a)            2,943                     81,786
Remy International, Inc.                       4,763                    105,786
Standard Motor Products, Inc.                  3,134                    132,443
Stoneridge, Inc. (a)                           4,259                     48,084
Strattec Security Corp.                          573                     42,310
Superior Industries International, Inc.        3,069                     58,096
Tenneco, Inc. (a)                              9,011                    517,412
Tesla Motors, Inc. (a)                        13,971                  2,637,306
Titan International, Inc.                      8,211                     76,855
Tower International, Inc. (a)                  2,094                     55,700
TRW Automotive Holdings Corp. (a)             16,049                  1,682,738
U.S. Auto Parts Network, Inc. (a)              7,139                     15,492
Visteon Corp. (a)                              6,503                    626,889
WABCO Holdings, Inc. (a)                       8,022                    985,743
                                                                  -------------
                                                                     14,483,396
-------------------------------------------------------------------------------
BANKS -- 5.0%
1st Source Corp.                               1,862                     59,826
Ameriana Bancorp                               1,956                     31,883
American National Bankshares, Inc.             1,548                     34,954
Ameris Bancorp                                 4,563                    120,418
Ames National Corp.                            1,856                     46,122
Arrow Financial Corp.                          2,224                     60,382
Associated Banc-Corp                          22,027                    409,702
Astoria Financial Corp.                       12,497                    161,836
Banc of California, Inc.                       4,690                     57,734
Bancfirst Corp.                                  770                     46,955
Bancorp of New Jersey, Inc.                    2,128                     24,876
The Bancorp, Inc. (a)                          5,772                     52,121
BancorpSouth, Inc.                            12,027                    279,267
Bank Mutual Corp.                              7,238                     52,982

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   QUANTITATIVE MASTER SERIES LLC                          MARCH 31, 2015   1
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SCHEDULE OF INVESTMENTS (continued)          MASTER EXTENDED MARKET INDEX SERIES
                                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

COMMON STOCKS                                 SHARES                   VALUE
-------------------------------------------------------------------------------
BANKS (CONTINUED)
Bank of Hawaii Corp.                           6,145              $     376,135
The Bank of Kentucky Financial Corp.           1,025                     50,276
Bank of Marin Bancorp                            972                     49,475
Bank of the Ozarks, Inc.                      10,398                    383,998
BankFinancial Corp.                            4,459                     58,591
BankUnited, Inc.                              15,096                    494,243
Banner Corp.                                   3,084                    141,556
Bar Harbor Bankshares                          1,355                     44,105
BCB Bancorp, Inc.                              2,823                     34,271
Bear State Financial, Inc. (a)                 2,595                     25,665
Beneficial Bancorp, Inc. (a)                   5,965                     67,345
Berkshire Hills Bancorp, Inc.                  3,819                    105,786
BNC Bancorp                                    4,709                     85,233
BofI Holding, Inc. (a)                         2,046                    190,360
BOK Financial Corp.                            2,663                    163,029
Boston Private Financial Holdings, Inc.       12,591                    152,981
Bridge Bancorp, Inc.                           2,106                     54,398
Bridge Capital Holdings (a)                    1,910                     49,870
Brookline Bancorp, Inc.                       10,701                    107,545
Bryn Mawr Bank Corp.                           2,602                     79,127
California First National Bancorp                882                     12,163
Camden National Corp.                          1,176                     46,852
Cape Bancorp, Inc.                             3,648                     34,875
Capital Bank Financial Corp., Class A (a)      4,254                    117,453
Capital City Bank Group, Inc.                  1,923                     31,249
Capitol Federal Financial, Inc.               18,962                    237,025
Cardinal Financial Corp.                       4,985                     99,600
Cascade Bancorp (a)                            6,367                     30,562
Cathay General Bancorp                        10,973                    312,182
Centerstate Banks, Inc.                        6,618                     78,820
Central Pacific Financial Corp.                4,655                    106,925
Century Bancorp, Inc., Class A                   627                     24,892
Chemical Financial Corp.                       4,344                    136,228
Chicopee Bancorp, Inc.                         2,061                     34,790
Citizens & Northern Corp.                      2,446                     49,360
City Holding Co.                               2,320                    109,110
City National Corp.                            6,907                    615,276
Clifton Bancorp, Inc.                          1,974                     27,853
CNB Financial Corp.                            2,402                     40,882
CoBiz Financial, Inc.                          5,743                     70,754
Colony Bankcorp, Inc. (a)                        463                      3,750
Columbia Banking System, Inc.                  7,682                    222,548
Commerce Bancshares, Inc.                     11,746                    497,091
Community Bank Shares of
   Indiana, Inc.                                 148                      4,138
Community Bank System, Inc.                    6,000                    212,340
Community Trust Bancorp, Inc.                  2,381                     78,954
CommunityOne Bancorp (a)                       2,905                     28,585
ConnectOne Bancorp, Inc.                       2,856                     55,578
Cullen/Frost Bankers, Inc.                     7,719                    533,228
CVB Financial Corp.                           13,798                    219,940
Dime Community Bancshares, Inc.                4,654                     74,929
Eagle Bancorp, Inc. (a)                        3,780                    145,152
East West Bancorp, Inc.                       20,443                    827,124
Eastern Virginia Bankshares, Inc.              2,546                     15,938
Enterprise Bancorp, Inc.                       1,296                     27,540
Enterprise Financial Services Corp.            3,330                     68,798
ESSA Bancorp, Inc.                             1,863                     23,884
Farmers Capital Bank Corp. (a)                 1,489                     34,619
Fidelity Southern Corp.                        3,242                     54,725
Financial Institutions, Inc.                   2,187                     50,148
First Bancorp, Inc.                            2,216                     38,669
First Bancorp, North Carolina                  3,105                     54,524
First BanCorp, Puerto Rico (a)                15,663                     97,111
First Busey Corp.                             11,407                     76,313
First Citizens Banc Corp.                      1,968                     21,727
First Citizens BancShares, Inc.,
   Class A                                     1,106                    287,217
First Commonwealth Financial Corp.            13,854                    124,686
First Community Bancshares, Inc.               2,730                     47,857
First Connecticut Bancorp, Inc.                3,213                     49,384
First Defiance Financial Corp.                 1,535                     50,379
First Financial Bancorp                        8,783                    156,425
First Financial Bankshares, Inc.               8,954                    247,489
First Financial Corp.                          1,437                     51,574
First Financial Northwest, Inc.                2,894                     35,741
First Horizon National Corp.                  34,097                    487,246
First Interstate Bancsystem, Inc.              2,988                     83,126
First Merchants Corp.                          5,448                    128,246
First Midwest Bancorp, Inc.                   11,044                    191,834
First Niagara Financial Group, Inc.           52,329                    462,588
The First of Long Island Corp.                 2,237                     57,043
First Republic Bank                           18,853                  1,076,318
First Security Group, Inc. (a)                15,167                     36,401
First South Bancorp, Inc.                      3,052                     24,691
First United Corp. (a)                         1,784                     16,252
FirstMerit Corp.                              23,503                    447,967
Flagstar Bancorp, Inc. (a)                     3,391                     49,203
Flushing Financial Corp.                       4,602                     92,362
FNB Corp.                                     23,424                    307,791
Fox Chase Bancorp, Inc.                        2,566                     43,186
Fulton Financial Corp.                        26,155                    322,753
German American Bancorp, Inc.                  2,176                     64,040
Glacier Bancorp, Inc.                         10,789                    271,343
Great Southern Bancorp, Inc.                   1,408                     55,461
Guaranty Bancorp                               3,814                     64,685
Hampton Roads Bankshares, Inc. (a)            11,270                     21,300
Hancock Holding Co.                           11,609                    346,645
Hanmi Financial Corp.                          5,135                    108,605
Heartland Financial USA, Inc.                  2,048                     66,826
Heritage Commerce Corp.                        4,396                     40,135

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   QUANTITATIVE MASTER SERIES LLC                          MARCH 31, 2015   2
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SCHEDULE OF INVESTMENTS (continued)          MASTER EXTENDED MARKET INDEX SERIES
                                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

COMMON STOCKS                                 SHARES                   VALUE
-------------------------------------------------------------------------------
BANKS (CONTINUED)
Heritage Financial Corp.                       5,226              $      88,842
HMN Financial, Inc. (a)                        1,907                     23,170
Home Bancorp, Inc.                             1,779                     37,839
Home BancShares, Inc.                          8,404                    284,812
Home Loan Servicing Solutions Ltd.            11,237                    185,860
HomeTrust Bancshares, Inc. (a)                 3,179                     50,769
Horizon Bancorp                                1,338                     31,296
Hudson Valley Holding Corp.                    2,386                     60,986
Iberiabank Corp.                               4,573                    288,236
Independent Bank Corp./MA                      3,467                    152,097
Independent Bank Corp./MI                      4,221                     54,155
International Bancshares Corp.                 8,105                    210,973
Investors Bancorp, Inc.                       50,255                    588,989
Kearny Financial Corp. (a)                     3,257                     44,230
Lakeland Bancorp, Inc.                         5,519                     63,468
Lakeland Financial Corp.                       2,532                    102,749
LegacyTexas Financial Group, Inc.              5,686                    129,243
Macatawa Bank Corp.                            6,531                     34,941
MainSource Financial Group, Inc.               3,542                     69,565
MB Financial, Inc.                             9,008                    282,040
Mercantile Bank Corp.                          2,713                     53,039
Merchants Bancshares, Inc.                     1,163                     33,925
Metro Bancorp, Inc.                            2,347                     64,707
MidSouth Bancorp, Inc.                         1,608                     23,718
MidWestOne Financial Group, Inc.               1,520                     43,822
MutualFirst Financial, Inc.                    1,697                     39,116
National Bank Holdings Corp.,
   Class A                                     5,243                     98,621
National Bankshares, Inc.                      1,269                     37,867
National Penn Bancshares, Inc.                16,473                    177,414
NBT Bancorp, Inc.                              6,330                    158,630
New York Community Bancorp, Inc.              64,949                  1,086,597
NewBridge Bancorp                              5,756                     51,344
Northfield Bancorp, Inc.                       7,907                    117,182
Northrim BanCorp, Inc.                         1,270                     31,166
Northwest Bancshares, Inc.                    13,479                    159,726
Norwood Financial Corp.                          859                     24,000
OceanFirst Financial Corp.                     2,337                     40,360
OFG Bancorp                                    7,031                    114,746
Ohio Valley Banc Corp.                           934                     21,015
Old National Bancorp                          14,444                    204,960
Old Second Bancorp, Inc. (a)                   5,393                     30,848
Oritani Financial Corp.                        6,327                     92,058
Orrstown Financial Services, Inc. (a)          2,093                     35,790
Pacific Continental Corp.                      3,334                     44,075
PacWest Bancorp                               14,044                    658,523
Park National Corp.                            2,005                    171,548
Park Sterling Corp.                            9,934                     70,531
Peapack Gladstone Financial Corp.              2,063                     44,561
Penns Woods Bancorp, Inc.                      1,050                     51,355
Peoples Bancorp of North Carolina, Inc.        1,497                     27,979
Peoples Bancorp, Inc.                          1,815                     42,907
Peoples Financial Corp.                        1,245                     12,699
Pinnacle Financial Partners, Inc.              5,097                    226,613
Popular, Inc. (a)                             14,885                    511,895
Porter Bancorp, Inc. (a)                       1,044                        867
Preferred Bank                                 2,659                     73,043
PrivateBancorp, Inc.                          10,307                    362,497
Prosperity Bancshares, Inc.                    8,313                    436,266
Provident Financial Holdings, Inc.             1,737                     27,775
Provident Financial Services, Inc.             7,911                    147,540
Pulaski Financial Corp.                        2,837                     35,094
Renasant Corp.                                 4,800                    144,240
Republic Bancorp, Inc., Class A                1,667                     41,225
Republic First Bancorp, Inc. (a)               6,390                     23,196
Riverview Bancorp, Inc. (a)                    6,227                     28,333
S&T Bancorp, Inc.                              4,337                    123,084
Sandy Spring Bancorp, Inc.                     3,931                    103,110
Seacoast Banking Corp. of Florida (a)          4,359                     62,203
Shore Bancshares, Inc. (a)                     3,680                     33,782
Sierra Bancorp                                 1,921                     32,081
Signature Bank (a)                             7,365                    954,357
Simmons First National Corp.,
   Class A                                     2,584                    117,494
South State Corp.                              3,558                    243,332
Southside Bancshares, Inc.                     3,952                    113,383
Southwest Bancorp, Inc.                        3,310                     58,885
State Bank Financial Corp.                     5,576                    117,096
Sterling Bancorp                              12,155                    162,999
Stock Yards Bancorp, Inc.                      2,255                     77,640
Suffolk Bancorp                                2,452                     58,259
Summit Financial Group, Inc.                   1,593                     19,036
Sun Bancorp, Inc. (a)                          2,292                     43,342
Susquehanna Bancshares, Inc.                  26,147                    358,475
SVB Financial Group (a)                        7,396                    939,588
Synovus Financial Corp.                       20,016                    560,648
TCF Financial Corp.                           23,707                    372,674
Territorial Bancorp, Inc.                      1,901                     45,168
Texas Capital Bancshares, Inc. (a)             6,384                    310,582
TFS Financial Corp.                           12,214                    179,301
Tompkins Financial Corp.                       1,745                     93,968
TowneBank                                      7,086                    113,943
Trico Bancshares                               3,317                     80,039
TrustCo Bank Corp. NY                         14,741                    101,418
Trustmark Corp.                                9,562                    232,165
UMB Financial Corp.                            5,193                    274,658
Umpqua Holdings Corp.                         31,544                    541,926
Union Bankshares Corp.                         6,713                    149,096
United Bancorp, Inc.                           3,115                     24,608
United Bankshares, Inc.                        9,006                    338,445
United Community Banks, Inc.                   6,361                    120,096

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   QUANTITATIVE MASTER SERIES LLC                          MARCH 31, 2015   3

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SCHEDULE OF INVESTMENTS (continued)          MASTER EXTENDED MARKET INDEX SERIES
                                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

COMMON STOCKS                                 SHARES                   VALUE
-------------------------------------------------------------------------------
BANKS (CONCLUDED)
United Community Financial Corp.              11,244              $      61,392
United Financial Bancorp, Inc.                 7,872                     97,849
United Security Bancshares (a)                 3,857                     20,635
Univest Corp. of Pennsylvania                  2,482                     49,119
Valley National Bancorp                       33,096                    312,426
Washington Federal, Inc.                      14,111                    307,690
Washington Trust Bancorp, Inc.                 2,302                     87,913
Waterstone Financial, Inc.                     3,280                     42,115
Webster Financial Corp.                       13,130                    486,466
WesBanco, Inc.                                 5,376                    175,150
West BanCorp., Inc.                            3,190                     63,449
Westamerica BanCorp                            3,780                    163,334
Western Alliance Bancorp (a)                  11,822                    350,404
Westfield Financial, Inc.                      3,799                     29,366
Wilshire Bancorp, Inc.                        11,170                    111,365
Wintrust Financial Corp.                       6,809                    324,653
WSFS Financial Corp.                           1,272                     96,201
Yadkin Financial Corp. (a)                     2,663                     54,059
                                                                  -------------
                                                                     34,452,190
-------------------------------------------------------------------------------
BEVERAGES -- 0.1%
The Boston Beer Co., Inc., Class A (a)         1,150                    307,510
Coca-Cola Bottling Co.
   Consolidated                                  775                     87,622
Craft Brew Alliance, Inc. (a)                  1,760                     24,006
National Beverage Corp. (a)                    2,173                     53,043
Primo Water Corp. (a)                          5,635                     29,471
Willamette Valley Vineyards, Inc. (a)          2,312                     13,872
                                                                  -------------
                                                                        515,524
-------------------------------------------------------------------------------
CHEMICALS -- 2.3%
A. Schulman, Inc.                              4,114                    198,295
Aceto Corp.                                    4,209                     92,598
Albemarle Corp.                               16,318                    862,243
American Vanguard Corp.                        3,882                     41,227
Ashland, Inc.                                  9,228                  1,174,817
Axalta Coating Systems, Ltd. (a)               7,328                    202,399
Axiall Corp.                                  10,198                    478,694
Balchem Corp.                                  4,473                    247,715
Cabot Corp.                                    8,564                    385,380
Calgon Carbon Corp.                            8,196                    172,690
Cambrex Corp. (a)                              4,637                    183,764
Celanese Corp., Series A                      21,966                  1,227,021
Chase Corp.                                    1,295                     56,630
Chemtura Corp. (a)                            11,318                    308,868
Cytec Industries, Inc.                        10,446                    564,502
Ferro Corp. (a)                               13,135                    164,844
FutureFuel Corp.                               3,639                     37,373
Hawkins, Inc.                                  1,451                     55,124
HB Fuller Co.                                  7,170                    307,378
Huntsman Corp.                                29,011                    643,174
Innophos Holdings, Inc.                        3,136                    176,745
Innospec, Inc.                                 3,555                    164,916
Intrepid Potash, Inc. (a)                      8,200                     94,710
KMG Chemicals, Inc.                            1,469                     39,266
Koppers Holdings, Inc.                         3,035                     59,729
Kraton Performance Polymers, Inc. (a)          5,043                    101,919
Kronos Worldwide, Inc.                         2,763                     34,952
LSB Industries, Inc. (a)                       2,939                    121,469
Metabolix, Inc. (a)                            4,583                      2,842
Minerals Technologies, Inc.                    5,044                    368,716
NewMarket Corp.                                1,544                    737,723
Olin Corp.                                    11,378                    364,551
OM Group, Inc.                                 4,674                    140,360
OMNOVA Solutions, Inc. (a)                     7,759                     66,184
Platform Specialty Products Corp. (a)         17,702                    454,233
PolyOne Corp.                                 13,217                    493,655
Polypore International, Inc. (a)               6,803                    400,697
Quaker Chemical Corp.                          1,917                    164,172
Rayonier Advanced Materials, Inc.              6,271                     93,438
Rentech, Inc. (a)                             30,656                     34,335
RPM International, Inc.                       19,289                    925,679
Senomyx, Inc. (a)                              7,801                     34,402
Sensient Technologies Corp.                    6,902                    475,410
Stepan Co.                                     2,773                    115,523
TOR Minerals International, Inc. (a)           1,000                      6,180
Tredegar Corp.                                 3,711                     74,628
Tronox Ltd., Class A                           9,237                    187,788
The Valspar Corp.                             11,020                    926,011
Westlake Chemical Corp.                        5,836                    419,842
WR Grace & Co. (a)                            10,766                  1,064,434
Zagg, Inc. (a)                                 5,548                     48,101
Zep, Inc.                                      3,420                     58,243
                                                                  -------------
                                                                     15,855,589
-------------------------------------------------------------------------------
CONSTRUCTION & MATERIALS -- 2.1%
AAON, Inc.                                     6,260                    153,558
Acuity Brands, Inc.                            6,401                  1,076,392
Advanced Drainage Systems, Inc.                3,685                    110,329
AECOM Technology Corp. (a)                    22,574                    695,731
Aegion Corp. (a)                               5,959                    107,560
Ameresco, Inc., Class A (a)                    4,419                     32,701
American DG Energy, Inc. (a)                  13,435                      6,449
American Woodmark Corp. (a)                    2,023                    110,719
AO Smith Corp.                                10,881                    714,446
Apogee Enterprises, Inc.                       4,359                    188,309
Argan, Inc.                                    1,758                     63,587
Armstrong World Industries, Inc. (a)           6,693                    384,647
BlueLinx Holdings, Inc. (a)                   22,042                     23,805
Boise Cascade Co. (a)                          5,751                    215,432
Builders FirstSource, Inc. (a)                 9,072                     60,510
Chicago Bridge & Iron Co. NV                  14,092                    694,172

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   QUANTITATIVE MASTER SERIES LLC                          MARCH 31, 2015   4

================================================================================

SCHEDULE OF INVESTMENTS (continued)          MASTER EXTENDED MARKET INDEX SERIES
                                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

COMMON STOCKS                                 SHARES                   VALUE
-------------------------------------------------------------------------------
CONSTRUCTION & MATERIALS (CONTINUED)

Continental Building Products, Inc. (a)        3,174              $      71,701
Eagle Materials, Inc.                          7,447                    622,271
EMCOR Group, Inc.                              9,063                    421,158
Fortune Brands Home & Security, Inc.          23,057                  1,094,746
Generac Holdings, Inc. (a)                    10,137                    493,570
Gibraltar Industries, Inc. (a)                 4,428                     72,663
Granite Construction, Inc.                     5,285                    185,715
Great Lakes Dredge & Dock Corp. (a)            9,666                     58,093
Griffon Corp.                                  6,030                    105,103
Headwaters, Inc. (a)                          11,016                    202,033
Hill International, Inc. (a)                   5,539                     19,885
Installed Building Products, Inc. (a)          1,137                     24,741
Insteel Industries, Inc.                       2,430                     52,561
Integrated Electrical Services, Inc. (a)       2,641                     23,241
Inteliquent, Inc.                              5,008                     78,826
KBR, Inc.                                     20,959                    303,486
Layne Christensen Co. (a)                      3,913                     19,604
LB Foster Co., Class A                         1,479                     70,223
Lennox International, Inc.                     6,006                    670,810
Louisiana-Pacific Corp. (a)                   21,467                    354,420
Masonite International Corp. (a)               3,032                    203,932
MasTec, Inc. (a)                               9,152                    176,634
MDU Resources Group, Inc.                     28,179                    601,340
Mueller Water Products, Inc.,
   Series A                                   23,943                    235,839
MYR Group, Inc. (a)                            3,640                    114,078
NCI Building Systems, Inc. (a)                 5,071                     87,627
Nortek, Inc. (a)                               1,408                    124,256
Northwest Pipe Co. (a)                         1,680                     38,556
Omega Flex, Inc.                                 773                     19,441
Orion Marine Group, Inc. (a)                   5,034                     44,601
Owens Corning                                 16,373                    710,588
Patrick Industries, Inc. (a)                     986                     61,398
PGT, Inc. (a)                                  6,280                     70,179
Ply Gem Holdings, Inc. (a)                     1,485                     19,305
Primoris Services Corp.                        5,751                     98,860
Quanex Building Products Corp.                 5,802                    114,531
Simpson Manufacturing Co., Inc.                5,710                    213,383
Sterling Construction Co., Inc. (a)            4,288                     19,382
Thermon Group Holdings, Inc. (a)               5,070                    122,035
TRC Cos., Inc. (a)                             3,961                     32,955
Trex Co., Inc. (a)                             4,838                    263,816
Tutor Perini Corp. (a)                         5,832                    136,177
Universal Forest Products, Inc.                2,945                    163,389
US Concrete, Inc. (a)                            915                     31,000
USG Corp. (a)                                 13,109                    350,010
Valmont Industries, Inc.                       3,443                    423,076
Watsco, Inc.                                   3,831                    481,557
Watts Water Technologies, Inc.,
   Class A                                     3,991                    219,625
                                                                  -------------
                                                                     14,760,767
-------------------------------------------------------------------------------
ELECTRICITY -- 1.4%
ALLETE, Inc.                                   5,910                    311,812
Alliant Energy Corp.                          16,299                  1,026,837
Alteva (a)                                     1,815                     13,141
Black Hills Corp.                              6,519                    328,818
Calpine Corp. (a)                             50,557                  1,156,239
Cleco Corp.                                    8,686                    473,561
Covanta Holding Corp.                         19,269                    432,204
Dynegy, Inc. (a)                              15,055                    473,179
El Paso Electric Co.                           6,267                    242,157
The Empire District Electric Co.               7,217                    179,126
Great Plains Energy, Inc.                     23,267                    620,763
Hawaiian Electric Industries, Inc.            14,355                    461,083
IDACORP, Inc.                                  7,221                    453,984
ITC Holdings Corp.                            23,268                    870,921
MGE Energy, Inc.                               5,145                    228,026
NorthWestern Corp.                             6,681                    359,371
Ormat Technologies, Inc.                       5,432                    206,525
Portland General Electric Co.                 11,667                    432,729
TerraForm Power, Inc., Class A (a)             4,758                    173,715
U.S. Geothermal, Inc. (a)                     23,727                     11,334
UIL Holdings Corp.                             8,206                    421,952
Unitil Corp.                                   2,368                     82,335
Vivint Solar, Inc. (a)                         1,316                     15,976
Westar Energy, Inc.                           19,630                    760,859
                                                                  -------------
                                                                      9,736,647
-------------------------------------------------------------------------------
ELECTRONIC & ELECTRICAL EQUIPMENT -- 2.9%
Adept Technology, Inc. (a)                     3,068                     18,868
Allied Motion Technologies, Inc.               1,620                     53,768
American Science & Engineering, Inc.           1,261                     61,613
Anixter International, Inc. (a)                3,908                    297,516
API Technologies Corp. (a)                    12,042                     24,927
Arrow Electronics, Inc. (a)                   14,002                    856,222
Avnet, Inc.                                   19,707                    876,962
AVX Corp.                                      6,474                     92,384
AZZ, Inc.                                      3,732                    173,874
Badger Meter, Inc.                             2,135                    127,972
Bel Fuse, Inc., Class B                        2,157                     41,048
Belden, Inc.                                   6,349                    594,012
Benchmark Electronics, Inc. (a)                8,089                    194,379
Brady Corp., Class A                           6,689                    189,232
Capstone Turbine Corp. (a)(b)                 55,452                     36,044
Checkpoint Systems, Inc.                       6,943                     75,123
Cognex Corp. (a)                              12,565                    623,098
Coherent, Inc. (a)                             3,768                    244,769
Control4 Corp. (a)                             1,187                     14,220
CTS Corp.                                      5,283                     95,041

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   QUANTITATIVE MASTER SERIES LLC                          MARCH 31, 2015   5

================================================================================

SCHEDULE OF INVESTMENTS (continued)          MASTER EXTENDED MARKET INDEX SERIES
                                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

COMMON STOCKS                                 SHARES                   VALUE
-------------------------------------------------------------------------------
ELECTRONIC & ELECTRICAL EQUIPMENT (CONTINUED)
CyberOptics Corp. (a)                          2,661              $      26,796
Daktronics, Inc.                               6,043                     65,325
Electro Rent Corp.                             3,274                     37,127
Electro Scientific Industries, Inc.            4,035                     24,936
eMagin Corp. (a)                               8,818                     21,516
Encore Wire Corp.                              2,783                    105,420
EnerNOC, Inc. (a)                              4,406                     50,228
EnerSys, Inc.                                  6,481                    416,339
ESCO Technologies, Inc.                        3,900                    152,022
Fabrinet (a)                                   4,476                     84,999
FARO Technologies, Inc. (a)                    2,690                    167,130
FEI Co.                                        6,059                    462,544
General Cable Corp.                            7,113                    122,557
GrafTech International Ltd. (a)               17,533                     68,203
Greatbatch, Inc. (a)                           3,828                    221,450
GSI Group, Inc. (a)                            2,164                     28,825
Houston Wire & Cable Co.                       3,110                     30,260
Hubbell, Inc., Class B                         7,775                    852,296
II-VI, Inc. (a)                                8,248                    152,258
Intevac, Inc. (a)                              5,485                     33,678
IntriCon Corp. (a)                             2,740                     22,276
IPG Photonics Corp. (a)                        5,300                    491,310
Itron, Inc. (a)                                5,925                    216,322
Jabil Circuit, Inc.                           28,671                    670,328
Kemet Corp. (a)                                8,847                     36,627
Keysight Technologies, Inc. (a)               24,213                    899,513
Kimball Electronics, Inc. (a)                  3,441                     48,656
Knowles Corp. (a)(b)                          12,733                    245,365
Landauer, Inc.                                 1,837                     64,552
LightPath Technologies, Inc., Class A (a)      6,052                      5,937
Littelfuse, Inc.                               3,360                    333,950
LSI Industries, Inc.                           3,465                     28,240
MA-COM Technology Solutions
   Holdings, Inc. (a)                          2,990                    111,407
Magnetek, Inc. (a)                               750                     28,890
Maxwell Technologies, Inc. (a)(b)              5,619                     45,289
Methode Electronics, Inc.                      5,454                    256,556
Mettler-Toledo International, Inc. (a)         4,108                  1,350,094
MTS Systems Corp.                              2,372                    179,442
NAPCO Security Technologies, Inc. (a)          7,191                     41,636
National Instruments Corp.                    14,741                    472,302
Newport Corp. (a)                              6,575                    125,320
NVE Corp.                                        974                     67,128
Orion Energy Systems, Inc. (a)                 5,121                     16,080
OSI Systems, Inc. (a)                          2,875                    213,498
Park Electrochemical Corp.                     3,206                     69,121
Planar Systems, Inc. (a)                       1,732                     10,894
Plexus Corp. (a)                               5,087                    207,397
Powell Industries, Inc.                        1,398                     47,211
Regal-Beloit Corp.                             6,497                    519,240
Research Frontiers, Inc. (a)                   5,552                     33,867
Rofin-Sinar Technologies, Inc. (a)             4,390                    106,370
Rogers Corp. (a)                               2,784                    228,873
Rubicon Technology, Inc. (a)                   4,201                     16,552
Sanmina Corp. (a)                             12,085                    292,336
Sensata Technologies Holding NV (a)           24,565                  1,411,259
SL Industries, Inc. (a)                          750                     32,063
Trimble Navigation Ltd. (a)                   37,737                    950,972
TTM Technologies, Inc. (a)                     8,600                     77,486
Turtle Beach Corp. (a)(b)                      2,949                      5,485
Ultralife Corp. (a)                            3,982                     15,888
Universal Display Corp. (a)                    6,229                    291,206
Veeco Instruments, Inc. (a)                    5,928                    181,100
Viasystems Group, Inc. (a)                     1,392                     24,346
Vicor Corp. (a)                                3,135                     47,652
Vishay Intertechnology, Inc.                  19,991                    276,276
Vishay Precision Group, Inc. (a)               2,569                     40,924
WESCO International, Inc. (a)                  6,589                    460,505
Zebra Technologies Corp., Class A (a)          7,397                    671,019
                                                                  -------------
                                                                     19,803,741
-------------------------------------------------------------------------------
FINANCIAL SERVICES -- 3.8%
Actinium Pharmaceuticals, Inc. (a)(b)          2,164                      5,345
Ally Financial, Inc. (a)                      63,117                  1,324,195
Artisan Partners Asset
   Management, Inc., Class A                   4,710                    214,117
Ashford, Inc. (a)                                144                     17,101
Asta Funding, Inc. (a)                         2,169                     18,089
Atlanticus Holdings Corp. (a)                    251                        572
BBCN Bancorp, Inc.                            11,987                    173,452
BGC Partners, Inc., Class A                   26,284                    248,384
Blackhawk Network Holdings, Inc. (a)           1,984                     70,968
Blackhawk Network Holdings, Inc.,
   Class B (a)                                 5,974                    212,376
Calamos Asset Management, Inc.,
   Class A                                     3,145                     42,300
Cash America International, Inc.               4,166                     97,068
CBOE Holdings, Inc.                           12,462                    715,381
CIT Group, Inc.                               25,565                  1,153,493
Cohen & Steers, Inc.                           2,805                    114,865
Cowen Group, Inc., Class A (a)                18,550                     96,460
Credit Acceptance Corp. (a)                    1,268                    247,260
Diamond Hill Investment Group, Inc.              489                     78,240
Eaton Vance Corp.                             17,463                    727,159
Encore Capital Group, Inc. (a)                 3,846                    159,955
Enova International, Inc. (a)                  3,811                     75,039
Essent Group Ltd. (a)                          8,844                    211,460
EverBank Financial Corp.                      13,176                    237,563

--------------------------------------------------------------------------------
   QUANTITATIVE MASTER SERIES LLC                          MARCH 31, 2015   6

================================================================================

SCHEDULE OF INVESTMENTS (continued)          MASTER EXTENDED MARKET INDEX SERIES
                                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

COMMON STOCKS                                 SHARES                   VALUE
-------------------------------------------------------------------------------
FINANCIAL SERVICES (CONTINUED)
Evercore Partners, Inc., Class A               5,234              $     270,388
Ezcorp, Inc., Class A (a)                      8,094                     73,898
FBR & Co. (a)                                  1,765                     40,789
Federal Agricultural Mortgage
   Corp., Class C                              1,972                     55,591
Federated Investors, Inc., Class B            14,119                    478,493
Financial Engines, Inc.                        7,688                    321,589
First Cash Financial Services, Inc. (a)        4,540                    211,201
The First Marblehead Corp. (a)                 1,974                     12,298
FNF Group                                     40,898                  1,503,410
FNFV Group (a)                                13,726                    193,537
FXCM, Inc., Class A                            6,290                     13,398
GAMCO Investors, Inc., Class A                   650                     51,032
Green Dot Corp., Class A (a)                   5,171                     82,322
Greenhill & Co., Inc.                          3,945                    156,419
HRG Group, Inc. (a)                           13,646                    170,302
Imperial Holdings, Inc. (a)                    4,686                     32,661
Interactive Brokers Group, Inc.,
   Class A                                     8,244                    280,461
INTL. FCStone, Inc. (a)                        1,975                     58,717
Investment Technology Group, Inc. (a)          5,739                    173,949
Janus Capital Group, Inc.                     22,005                    378,266
Jason Industries, Inc. (a)                     2,144                     15,180
KCG Holdings, Inc., Class A (a)               12,151                    148,971
Ladder Capital Corp., Class A (a)              3,548                     65,673
Ladenburg Thalmann Financial
   Services, Inc. (a)                         17,747                     68,503
LendingClub Corp. (a)                          8,842                    173,745
LendingTree, Inc. (a)                          1,296                     72,589
Liberty Broadband Corp. (a)                    9,529                    539,341
Liberty Broadband Corp., Class A (a)           3,633                    205,192
Liberty TripAdvisor Holdings, Inc.,
   Series A (a)                               10,469                    332,810
LPL Financial Holdings, Inc.                  10,970                    481,144
MarketAxess Holdings, Inc.                     5,606                    464,737
Marlin Business Services Corp.                 1,640                     32,849
MGIC Investment Corp. (a)                     50,636                    487,625
Moelis & Co., Class A                          2,204                     66,384
MoneyGram International, Inc. (a)              5,436                     46,967
MSCI, Inc.                                    16,460                  1,009,163
Nelnet, Inc., Class A                          2,846                    134,673
NewStar Financial, Inc. (a)                    4,431                     51,976
NorthStar Asset Management
   Group, Inc.                                27,118                    632,934
NRG Yield, Inc., Class A                       5,105                    258,977
Ocwen Financial Corp. (a)                     16,212                    133,749
Oppenheimer Holdings, Inc., Class A            1,362                     31,953
PICO Holdings, Inc. (a)                        4,035                     65,407
Piper Jaffray Cos. (a)                         2,533                    132,881
PRA Group, Inc. (a)                            7,471                    405,825
Pzena Investment Management,
   Inc., Class A                               3,173                     29,096
Radian Group, Inc.                            27,973                    469,667
Raymond James Financial, Inc.                 17,974                  1,020,564
RCS Capital Corp., Class A                     4,122                     43,858
Resource America, Inc., Class A                4,370                     39,767
Safeguard Scientifics, Inc. (a)                4,085                     73,857
Santander Consumer USA
   Holdings, Inc.                             14,838                    343,351
SEI Investments Co.                           18,904                    833,477
SLM Corp.                                     61,213                    568,057
Springleaf Holdings, Inc. (a)                  3,512                    181,816
Stewart Information Services Corp.             3,359                    136,510
Stifel Financial Corp. (a)                     8,982                    500,746
Synchrony Financial (a)                       18,126                    550,124
Synergy Resources Corp. (a)                   13,561                    160,698
TD Ameritrade Holding Corp.                   39,249                  1,462,418
TESARO, Inc. (a)                               3,700                    212,380
U.S. Global Investors, Inc., Class A           4,302                     13,745
Virtus Investment Partners, Inc.               1,102                    144,109
Voya Financial, Inc.                          32,740                  1,411,421
Waddell & Reed Financial, Inc.,
   Class A                                    12,358                    612,215
Walker & Dunlop, Inc. (a)                      3,729                     66,115
Westwood Holdings Group, Inc.                  1,350                     81,405
WisdomTree Investments, Inc.                  16,630                    356,880
World Acceptance Corp. (a)                     1,566                    114,193
Xoom Corp. (a)                                 4,048                     59,465
                                                                  -------------
                                                                     26,344,745
-------------------------------------------------------------------------------
FIXED LINE TELECOMMUNICATIONS -- 0.2%
8x8, Inc. (a)                                 14,330                    120,372
Cincinnati Bell, Inc. (a)                     34,307                    121,104
Consolidated Communications
   Holdings, Inc.                              7,436                    151,694
EarthLink Holdings Corp.                      20,783                     92,277
Fairpoint Communications, Inc. (a)             4,215                     74,184
General Communication, Inc.,
   Class A (a)                                 4,596                     72,433
Hawaiian Telcom Holdco, Inc. (a)               1,381                     36,776
IDT Corp., Class B                             2,546                     45,192
inContact, Inc. (a)                            8,833                     96,280
Lumos Networks Corp.                           3,575                     54,554
Straight Path Communications,
   Inc., Class B (a)                           2,210                     44,023
Vonage Holdings Corp. (a)                     26,555                    130,385
Zayo Group Holdings, Inc. (a)                  3,118                     87,179
                                                                  -------------
                                                                      1,126,453
-------------------------------------------------------------------------------
FOOD & DRUG RETAILERS -- 0.9%
Casey's General Stores, Inc.                   5,569                    501,767
The Chefs' Warehouse, Inc. (a)                 3,358                     75,320

--------------------------------------------------------------------------------
   QUANTITATIVE MASTER SERIES LLC                          MARCH 31, 2015   7

================================================================================

SCHEDULE OF INVESTMENTS (continued)          MASTER EXTENDED MARKET INDEX SERIES
                                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

COMMON STOCKS                                 SHARES                   VALUE
-------------------------------------------------------------------------------
FOOD & DRUG RETAILERS (CONCLUDED)
Core-Mark Holding Co., Inc.                    3,184              $     204,795
Diplomat Pharmacy, Inc. (a)                    1,939                     67,051
The Fresh Market, Inc. (a)                     6,338                    257,576
GNC Holdings, Inc., Class A                   13,048                    640,265
Ingles Markets, Inc., Class A                  1,683                     83,275
Omnicare, Inc.                                14,337                  1,104,809
PetMed Express, Inc.                           3,455                     57,077
Rite Aid Corp. (a)                           133,937                  1,163,912
Smart & Final Stores, Inc. (a)                 2,013                     35,429
SpartanNash Co.                                5,307                    167,489
Sprouts Farmers Market, Inc. (a)              20,481                    721,546
Supervalu, Inc. (a)                           30,827                    358,518
United Natural Foods, Inc. (a)                 7,328                    564,549
Vitamin Shoppe, Inc. (a)                       4,670                    192,357
Weis Markets, Inc.                             1,485                     73,894
                                                                  -------------
                                                                      6,269,629
-------------------------------------------------------------------------------
FOOD PRODUCERS -- 1.6%
Alico, Inc.                                      610                     31,269
The Andersons, Inc.                            3,787                    156,668
B&G Foods, Inc.                                8,323                    244,946
Boulder Brands, Inc. (a)                       9,299                     88,620
Bunge Ltd.                                    20,792                  1,712,429
Cal-Maine Foods, Inc.                          4,298                    167,880
Calavo Growers, Inc.                           2,295                    118,009
Darling International, Inc. (a)               24,513                    343,427
Dean Foods Co.                                14,232                    235,255
Diamond Foods, Inc. (a)                        4,042                    131,648
Farmer Bros Co. (a)                              892                     22,077
Flowers Foods, Inc.                           26,331                    598,767
Fresh Del Monte Produce, Inc.                  4,740                    184,433
Golden Enterprises, Inc.                         277                      1,078
Griffin Land & Nurseries, Inc.                 1,073                     32,233
The Hain Celestial Group, Inc. (a)            15,022                    962,159
Herbalife Ltd. (b)                            10,030                    428,883
HQ Sustainable Maritime
   Industries, Inc. (a)(b)                     4,100                         --
Ingredion, Inc.                               10,471                    814,853
J&J Snack Foods Corp.                          2,141                    228,445
John B Sanfilippo & Son, Inc.                  1,174                     50,599
Lancaster Colony Corp.                         2,760                    262,669
Lifevantage Corp. (a)                         17,643                     13,938
Lifeway Foods, Inc. (a)                        1,804                     38,588
Limoneira Co.                                  2,404                     52,407
Mannatech, Inc. (a)                              644                     11,946
Medifast, Inc. (a)                             2,128                     63,776
MGP Ingredients, Inc.                          2,244                     30,204
Nutraceutical International Corp. (a)          2,417                     47,615
Nutrisystem, Inc.                              4,769                     95,285
Omega Protein Corp. (a)                        3,642                     49,859
Phibro Animal Health Corp., Class A            2,025                     71,705
Pilgrim's Pride Corp. (b)                      9,076                    205,027
Pinnacle Foods, Inc.                          13,656                    557,301
Post Holdings, Inc. (a)                        7,688                    360,106
Reliv International, Inc. (a)                    414                        464
Rocky Mountain Chocolate Factory, Inc.         2,724                     37,809
Sanderson Farms, Inc.                          2,959                    235,684
Seaboard Corp. (a)                                38                    157,016
Seneca Foods Corp., Class A (a)                1,057                     31,509
Snyders-Lance, Inc.                            7,426                    237,335
Tootsie Roll Industries, Inc.                  2,905                     98,524
TreeHouse Foods, Inc. (a)                      6,202                    527,294
USANA Health Sciences, Inc. (a)                1,032                    114,676
WhiteWave Foods Co. (a)                       25,738                  1,141,223
                                                                  -------------
                                                                     10,995,638
-------------------------------------------------------------------------------
FORESTRY & PAPER -- 0.3%
Clearwater Paper Corp. (a)                     3,010                    196,553
Deltic Timber Corp.                            1,749                    115,871
Domtar Corp.                                   9,251                    427,581
KapStone Paper and Packaging Corp.            12,554                    412,273
Mercer International, Inc. (a)                 3,801                     58,383
Neenah Paper, Inc.                             2,503                    156,538
PH Glatfelter Co.                              6,319                    173,962
Resolute Forest Products (a)                  14,370                    247,883
Veritiv Corp. (a)                              1,220                     53,839
Wausau Paper Corp.                             8,116                     77,345
                                                                  -------------
                                                                      1,920,228
-------------------------------------------------------------------------------
GAS, WATER & MULTI-UTILITIES -- 1.4%
American States Water Co.                      5,550                    221,390
American Water Works Co., Inc.                25,387                  1,376,229
Aqua America, Inc.                            25,466                    671,029
Artesian Resources Corp., Class A              2,012                     43,037
Atmos Energy Corp.                            14,305                    791,067
Avista Corp.                                   8,351                    285,437
Cadiz, Inc. (a)(b)                             3,708                     38,026
California Water Service Group                 7,627                    186,938
Chesapeake Utilities Corp.                     2,272                    114,986
Connecticut Water Service, Inc.                1,969                     71,534
Delta Natural Gas Co., Inc.                    2,312                     44,968
Gas Natural, Inc.                              4,001                     39,850
Genie Energy Ltd. (a)                          4,413                     35,083
The Laclede Group, Inc.                        6,104                    312,647
Middlesex Water Co.                            2,966                     67,506
National Fuel Gas Co.                         12,253                    739,223
New Jersey Resources Corp.                    11,666                    362,346
Northwest Natural Gas Co.                      3,833                    183,792
ONE Gas, Inc.                                  7,857                    339,658
Piedmont Natural Gas Co., Inc.                10,565                    389,954
PNM Resources, Inc.                           11,804                    344,677
Questar Corp.                                 25,817                    615,994

--------------------------------------------------------------------------------
   QUANTITATIVE MASTER SERIES LLC                          MARCH 31, 2015   8

================================================================================

SCHEDULE OF INVESTMENTS (continued)          MASTER EXTENDED MARKET INDEX SERIES
                                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

COMMON STOCKS                                 SHARES                   VALUE
-------------------------------------------------------------------------------
GAS, WATER & MULTI-UTILITIES (CONCLUDED)
RGC Resources, Inc.                            2,449              $      51,331
SJW Corp.                                      2,006                     62,005
South Jersey Industries, Inc.                  4,709                    255,605
Southwest Gas Corp.                            6,290                    365,889
UGI Corp.                                     24,888                    811,100
Vectren Corp.                                 12,350                    545,129
WGL Holdings, Inc.                             7,091                    399,932
                                                                  -------------
                                                                      9,766,362
-------------------------------------------------------------------------------
GENERAL INDUSTRIALS -- 1.4%
Actuant Corp., Class A                         9,535                    226,361
AEP Industries, Inc. (a)                         774                     42,601
Aptargroup, Inc.                               9,328                    592,515
Bemis Co., Inc.                               14,485                    670,800
Berry Plastics Group, Inc. (a)                17,275                    625,182
Carlisle Cos., Inc.                            9,247                    856,550
Crown Holdings, Inc. (a)                      20,487                  1,106,708
Graphic Packaging Holding Co.                 47,817                    695,259
Greif, Inc., Class A                           4,302                    168,940
Harsco Corp.                                  11,862                    204,738
Landec Corp. (a)                               4,398                     61,352
Multi-Color Corp.                              1,853                    128,468
Myers Industries, Inc.                         3,762                     65,948
Otter Tail Corp.                               5,434                    174,812
Packaging Corp. of America                    14,410                  1,126,718
Raven Industries, Inc.                         5,522                    112,980
Rexnord Corp. (a)                             14,777                    394,398
Rock-Tenn Co., Class A                        20,289                  1,308,641
Silgan Holdings, Inc.                          5,739                    333,608
Sonoco Products Co.                           14,709                    668,671
TriMas Corp. (a)                               6,652                    204,815
UFP Technologies, Inc. (a)                     1,471                     33,509
                                                                  -------------
                                                                      9,803,574
-------------------------------------------------------------------------------
GENERAL RETAILERS -- 4.9%
1-800-Flowers.com, Inc., Class A (a)           3,545                     41,937
Aaron's, Inc.                                  9,416                    266,567
Abercrombie & Fitch Co., Class A              10,459                    230,516
Advance Auto Parts, Inc.                      10,621                  1,589,858
Aeeropostale, Inc. (a)                        13,619                     47,258
AMERCO, Inc.                                     860                    284,144
America's Car-Mart, Inc. (a)                   1,386                     75,191
American Eagle Outfitters, Inc.               25,308                    432,261
American Public Education, Inc. (a)            2,731                     81,875
ANN, Inc. (a)                                  6,914                    283,681
Antero Resources Corp. (a)                     8,456                    298,666
Apollo Education Group, Inc. (a)              14,033                    265,504
Asbury Automotive Group, Inc. (a)              4,012                    333,397
Ascena Retail Group, Inc. (a)                 19,006                    275,777
Autobytel, Inc. (a)                            2,429                     35,876
Barnes & Noble, Inc. (a)                       5,772                    137,085
Beacon Roofing Supply, Inc. (a)                7,528                    235,626
Big 5 Sporting Goods Corp.                     2,684                     35,617
Big Lots, Inc.                                 7,927                    380,734
Blue Nile, Inc. (a)                            1,962                     62,470
The Bon-Ton Stores, Inc. (b)                   2,228                     15,507
Bridgepoint Education, Inc. (a)                2,758                     26,615
Bright Horizons Family Solutions, Inc. (a)     5,369                    275,269
Brown Shoe Co., Inc.                           6,155                    201,884
The Buckle, Inc.                               3,979                    203,287
Build-A-Bear Workshop, Inc. (a)                2,182                     42,876
Burlington Stores, Inc. (a)                    8,842                    525,392
Cabela's, Inc. (a)                             7,045                    394,379
Cambium Learning Group, Inc. (a)              10,557                     33,360
Capella Education Co.                          1,708                    110,815
Career Education Corp. (a)                    10,687                     53,756
Carriage Services, Inc.                        3,000                     71,610
The Cato Corp., Class A                        3,894                    154,202
CDK Global, Inc.                              23,266                  1,087,918
Chegg, Inc. (a)                                6,895                     54,815
Chemed Corp.                                   2,560                    305,664
Chico's FAS, Inc.                             22,386                    396,008
The Children's Place Retail Stores, Inc.       3,319                    213,047
Christopher & Banks Corp. (a)                  6,159                     34,244
Citi Trends, Inc. (a)                          2,851                     76,977
Clean Energy Fuels Corp. (a)(b)               11,329                     60,440
Collectors Universe, Inc.                      1,741                     39,277
Conn's, Inc. (a)(b)                            3,781                    114,489
The Container Store Group, Inc. (a)(b)           766                     14,592
Copart, Inc. (a)                              16,699                    627,381
CST Brands, Inc.                              11,102                    486,601
Destination Maternity Corp.                    2,029                     30,557
Destination XL Group, Inc. (a)                 9,670                     47,770
Dick's Sporting Goods, Inc.                   14,192                    808,802
Dillard's, Inc., Class A                       3,564                    486,522
DSW, Inc., Class A                            10,401                    383,589
EVINE Live, Inc. (a)                           7,906                     53,049
Express, Inc. (a)                             12,714                    210,162
The Finish Line, Inc., Class A                 6,992                    171,444
Five Below, Inc. (a)                           7,243                    257,634
Foot Locker, Inc.                             20,707                  1,304,541
Francesca's Holdings Corp. (a)                 6,825                    121,485
Fred's, Inc., Class A                          4,554                     77,828
FTD Cos., Inc. (a)                             3,403                    101,886
Gaiam, Inc., Class A (a)                       3,595                     26,208
Genesco, Inc. (a)                              3,579                    254,932
Grand Canyon Education, Inc. (a)               7,107                    307,733
Group 1 Automotive, Inc.                       3,061                    264,256
GrubHub, Inc. (a)                              2,651                    120,329
Guess?, Inc.                                   8,649                    160,785
Haverty Furniture Cos., Inc.                   2,955                     73,520
Hibbett Sports, Inc. (a)                       3,771                    185,005

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   QUANTITATIVE MASTER SERIES LLC                          MARCH 31, 2015   9

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SCHEDULE OF INVESTMENTS (continued)          MASTER EXTENDED MARKET INDEX SERIES
                                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

COMMON STOCKS                                 SHARES                   VALUE
-------------------------------------------------------------------------------
GENERAL RETAILERS (CONTINUED)
Hillenbrand, Inc.                              9,233              $     285,023
HMH Holdings/EduMedia. (a)                    16,204                    380,470
HSN, Inc.                                      4,675                    318,975
ITT Corp.                                     13,169                    525,575
ITT Educational Services, Inc. (a)             2,918                     19,813
JC Penney Co., Inc. (a)                       45,394                    381,764
K12, Inc. (a)                                  4,637                     72,894
KAR Auction Services, Inc.                    20,540                    779,082
Kirkland's, Inc. (a)                           2,421                     57,499
Lands' End, Inc. (a)                           2,102                     75,420
Liquidity Services, Inc. (a)                   4,477                     44,233
Lithia Motors, Inc., Class A                   3,413                    339,286
Lumber Liquidators Holdings, Inc. (a)(b)       4,057                    124,875
MarineMax, Inc. (a)                            4,557                    120,806
Matthews International Corp., Class A          4,391                    226,180
Mattress Firm Holding Corp. (a)                2,248                    156,551
The Men's Wearhouse, Inc.                      6,640                    346,608
The Michaels Cos., Inc. (a)                    6,964                    188,446
Monro Muffler Brake, Inc.                      4,602                    299,360
Murphy USA, Inc. (a)                           6,282                    454,628
Office Depot, Inc. (a)                        70,820                    651,544
Outerwall, Inc.                                2,875                    190,095
Overstock.com, Inc. (a)                        2,367                     57,329
PCM, Inc. (a)                                  1,516                     14,159
Penske Automotive Group, Inc.                  6,156                    316,972
The Pep Boys-Manny Moe & Jack (a)              7,918                     76,171
Perfumania Holdings, Inc. (a)                  1,362                      7,450
Pier 1 Imports, Inc.                          13,531                    189,163
Pricesmart, Inc.                               2,618                    222,478
The Providence Service Corp. (a)               2,023                    107,462
RealNetworks, Inc. (a)                         6,577                     44,263
Regis Corp. (a)                                5,946                     97,277
Rent-A-Center, Inc.                            7,455                    204,565
Restoration Hardware Holdings, Inc. (a)        4,891                    485,138
Rollins, Inc.                                 13,995                    346,096
Rush Enterprises, Inc., Class A (a)            5,240                    143,366
Sally Beauty Holdings, Inc. (a)               18,759                    644,747
Sears Holdings Corp. (a)(b)                    7,223                    298,888
Service Corp. International                   29,526                    769,152
ServiceMaster Global Holdings, Inc. (a)       10,422                    351,743
Shoe Carnival, Inc.                            2,127                     62,619
Shutterfly, Inc. (a)                           5,565                    251,761
Signet Jewelers Ltd.                          11,533                  1,600,665
SolarCity Corp. (a)(b)                         7,339                    376,344
Sonic Automotive, Inc., Class A                5,131                    127,762
Sotheby's                                      9,325                    394,075
SP Plus Corp. (a)                              2,950                     64,458
Speed Commerce, Inc. (a)                      10,106                      6,455
Stage Stores, Inc.                             4,498                    103,094
Stamps.com, Inc. (a)                           2,473                    166,408
Stein Mart, Inc.                               4,383                     54,568
Strayer Education, Inc. (a)                    1,653                     88,287
Tile Shop Holdings, Inc. (a)                   2,757                     33,387
Titan Machinery, Inc. (a)(b)                   2,424                     32,360
TrueCar, Inc. (a)                              1,171                     20,902
Tuesday Morning Corp. (a)                      5,992                     96,471
Ulta Salon Cosmetics & Fragrance, Inc. (a)     9,376                  1,414,370
VCA, Inc. (a)                                 12,041                    660,088
Weight Watchers International, Inc. (a)        4,279                     29,910
West Marine, Inc. (a)                          2,322                     21,525
Williams-Sonoma, Inc.                         12,447                    992,150
Winmark Corp.                                    574                     50,265
Zumiez, Inc. (a)                               3,388                    136,367
                                                                  -------------
                                                                     33,662,319
-------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SERVICES -- 4.9%
Abaxis, Inc.                                   3,187                    204,319
ABIOMED, Inc. (a)                              5,703                    408,221
Acadia Healthcare Co., Inc. (a)                7,158                    512,513
Accuray, Inc. (a)                             11,390                    105,927
AdCare Health Systems, Inc. (a)                5,236                     22,934
Addus HomeCare Corp. (a)                       1,515                     34,875
Air Methods Corp. (a)                          5,450                    253,916
Alere, Inc. (a)                               11,555                    565,040
Align Technology, Inc. (a)                    10,666                    573,671
Alliance HealthCare Services, Inc. (a)         2,209                     48,996
Almost Family, Inc. (a)                        1,625                     72,654
Alphatec Holdings, Inc. (a)                   20,207                     29,300
Amedisys, Inc. (a)                             5,567                    149,084
American Caresource Holdings, Inc. (a)         2,753                      8,259
Amsurg Corp. (a)                               6,883                    423,442
Analogic Corp.                                 1,828                    166,165
AngioDynamics, Inc. (a)                        4,266                     75,892
Anika Therapeutics, Inc. (a)                   2,272                     93,538
Antares Pharma, Inc. (a)                      22,489                     60,945
AtriCure, Inc. (a)                             4,748                     97,287
Atrion Corp.                                     236                     81,540
Bio-Rad Laboratories, Inc., Class A (a)        3,008                    406,621
Bio-Reference Laboratories, Inc. (a)           3,943                    138,951
Biolase, Inc. (a)                             11,125                     22,473
BioScrip, Inc. (a)                            10,652                     47,188
BioTelemetry, Inc. (a)                         5,058                     44,763
Bovie Medical Corp. (a)                        5,924                     14,158
Brookdale Senior Living, Inc. (a)             26,809                  1,012,308
Bruker Corp. (a)                              16,384                    302,613

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   QUANTITATIVE MASTER SERIES LLC                         MARCH 31, 2015   10

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SCHEDULE OF INVESTMENTS (continued)          MASTER EXTENDED MARKET INDEX SERIES
                                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

COMMON STOCKS                                 SHARES                   VALUE
-------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SERVICES (CONTINUED)
Cantel Medical Corp.                           5,342              $     253,745
Capital Senior Living Corp. (a)                4,670                    121,140
Cardica, Inc. (a)                             26,645                     16,778
Cardiovascular Systems, Inc. (a)               4,419                    172,518
Centene Corp. (a)                             17,058                  1,205,830
Cepheid, Inc. (a)                             10,479                    596,255
CollabRx, Inc. (a)                             1,314                      1,432
Community Health Systems, Inc. (a)            17,082                    893,047
CONMED Corp.                                   4,155                    209,786
The Cooper Cos., Inc.                          7,042                  1,319,812
Corvel Corp. (a)                               1,759                     60,527
CryoLife, Inc.                                 4,639                     48,106
Cutera, Inc. (a)                               3,451                     44,587
Cyberonics, Inc. (a)                           3,779                    245,333
Cynosure, Inc., Class A (a)                    3,272                    100,352
DexCom, Inc. (a)                              10,627                    662,487
Endologix, Inc. (a)                           10,545                    180,003
The Ensign Group, Inc.                         3,034                    142,173
Envision Healthcare Holdings, Inc. (a)        26,432                  1,013,667
Escalon Medical Corp. (a)                      1,399                      1,889
Exactech, Inc. (a)                             1,661                     42,571
Five Star Quality Care, Inc. (a)               7,271                     32,283
Fluidigm Corp. (a)                             4,294                    180,777
Fonar Corp. (a)                                1,754                     22,995
Genesis Healthcare, Inc. (a)                   4,337                     30,879
GenMark Diagnostics, Inc. (a)                  7,145                     92,742
Globus Medical, Inc., Class A (a)              8,779                    221,582
Haemonetics Corp. (a)                          7,730                    347,232
Halyard Health, Inc. (a)                       6,787                    333,920
Hanger, Inc. (a)                               5,275                    119,690
Harvard Apparatus Regenerative
   Technology, Inc. (a)                        3,656                     11,882
Health Net, Inc. (a)                          11,234                    679,545
Healthcare Services Group, Inc.               10,521                    338,040
HealthSouth Corp.                             13,261                    588,258
HealthStream, Inc. (a)                         3,505                     88,326
Healthways, Inc. (a)                           5,860                    115,442
HeartWare International, Inc. (a)              2,540                    222,936
Hill-Rom Holdings, Inc.                        8,350                    409,150
HMS Holdings Corp. (a)                        13,081                    202,101
Hologic, Inc. (a)                             35,760                  1,180,974
Hooper Holmes, Inc. (a)                        9,589                      4,986
ICU Medical, Inc. (a)                          1,995                    185,814
IDEXX Laboratories, Inc. (a)                   6,998                  1,081,051
Insulet Corp. (a)                              8,659                    288,778
Integra LifeSciences Holdings Corp. (a)        3,596                    221,693
Invacare Corp.                                 4,474                     86,840
IPC The Hospitalist Co., Inc. (a)              2,772                    129,286
Juno Therapeutics, Inc. (a)                    3,530                    214,130
Kindred Healthcare, Inc.                      11,563                    275,084
LDR Holding Corp. (a)                          2,169                     79,472
LHC Group, Inc. (a)                            1,911                     63,120
LifePoint Hospitals, Inc. (a)                  6,397                    469,860
Magellan Health Services, Inc. (a)             3,844                    272,232
Masimo Corp. (a)                               7,186                    236,994
MEDNAX, Inc. (a)                              14,033                  1,017,533
Meridian Bioscience, Inc.                      6,734                    128,485
Merit Medical Systems, Inc. (a)                6,737                    129,687
Molina Healthcare, Inc. (a)                    4,295                    289,011
National Healthcare Corp.                      1,141                     72,693
Natus Medical, Inc. (a)                        4,670                    184,325
Navidea Biopharmaceuticals, Inc. (a)(b)       30,416                     48,361
Neogen Corp. (a)                               5,821                    272,015
NeoGenomics, Inc. (a)                          2,739                     12,791
Nevro Corp. (a)                                1,024                     49,080
NuVasive, Inc. (a)                             7,143                    328,507
NxStage Medical, Inc. (a)                      9,415                    162,880
Omnicell, Inc. (a)                             5,708                    200,351
OraSure Technologies, Inc. (a)                 9,831                     64,295
Orthofix International NV (a)                  3,072                    110,254
Owens & Minor, Inc.                            8,724                    295,220
PAREXEL International Corp. (a)                8,024                    553,576
Perseon Corp. (a)(b)                          10,340                      4,239
PharMerica Corp. (a)                           4,711                    132,803
Psychemedics Corp.                             1,801                     29,897
Quidel Corp. (a)                               4,664                    125,835
RadNet, Inc. (a)                               5,911                     49,652
ResMed, Inc.                                  20,199                  1,449,884
Retractable Technologies, Inc. (a)             3,653                     14,174
Rockwell Medical, Inc. (a)(b)                  6,648                     72,663
RTI Surgical, Inc. (a)                        10,112                     49,953
Select Medical Holdings Corp.                 13,931                    206,597
Sirona Dental Systems, Inc. (a)                8,104                    729,279
Spark Therapeutics, Inc. (a)                   1,118                     86,645
Spectranetics Corp. (a)                        6,589                    229,034
Staar Surgical Co. (a)                         5,027                     37,351
STERIS Corp.                                   8,488                    596,452
SurModics, Inc. (a)                            2,327                     60,572
Symmetry Surgical, Inc. (a)                    1,522                     11,156
Team Health Holdings, Inc. (a)                10,392                    608,036
Teleflex, Inc.                                 6,015                    726,792
Thoratec Corp. (a)                             8,126                    340,398
Tornier NV (a)                                 5,368                    140,749
Triple-S Management Corp., Class B (a)         3,073                     61,091
U.S. Physical Therapy, Inc.                    1,930                     91,675
Unilife Corp. (a)(b)                          18,515                     74,245
Universal American Corp. (a)                   7,080                     75,614
Uroplasty, Inc. (a)                            8,634                     10,534
Utah Medical Products, Inc.                      725                     43,399
Vascular Solutions, Inc. (a)                   2,838                     86,048
Vision-Sciences, Inc. (a)(b)                  14,475                      5,068

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   QUANTITATIVE MASTER SERIES LLC                         MARCH 31, 2015   11

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SCHEDULE OF INVESTMENTS (continued)          MASTER EXTENDED MARKET INDEX SERIES
                                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

COMMON STOCKS                                 SHARES                   VALUE
-------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SERVICES (CONCLUDED)
VWR Corp. (a)                                  3,808              $      98,970
WellCare Health Plans, Inc. (a)                6,436                    588,637
West Pharmaceutical Services, Inc.            10,030                    603,906
Wright Medical Group, Inc. (a)                 7,889                    203,536
Zafgen, Inc. (a)                               2,125                     84,171
Zeltiq Aesthetics, Inc. (a)                    4,388                    135,282
                                                                  -------------
                                                                     33,921,126
-------------------------------------------------------------------------------
HOUSEHOLD GOODS & HOME CONSTRUCTION -- 1.9%
ACCO Brands Corp. (a)                         17,340                    144,095
Bassett Furniture Industries, Inc.             2,150                     61,318
Beazer Homes USA, Inc. (a)                     4,476                     79,315
Blount International, Inc. (a)                 7,808                    100,567
Briggs & Stratton Corp.                        6,754                    138,727
Cavco Industries, Inc. (a)                     1,223                     91,798
Central Garden and Pet Co., Class A (a)        7,098                     75,381
Church & Dwight Co., Inc.                     19,020                  1,624,688
Compx International, Inc.                      1,034                     11,788
Comstock Holdings Cos., Inc. (a)              12,106                     11,138
The Dixie Group, Inc. (a)                      2,900                     26,245
Energizer Holdings, Inc.                       9,004                  1,243,002
Ethan Allen Interiors, Inc.                    3,943                    108,984
Flexsteel Industries, Inc.                       965                     30,195
Forward Industries, Inc. (a)                   2,823                      2,145
Herman Miller, Inc.                            8,835                    245,260
HNI Corp.                                      6,614                    364,894
Hooker Furniture Corp.                         1,876                     35,738
Hovnanian Enterprises, Inc., Class A (a)      21,351                     76,010
Interface, Inc.                                9,120                    189,514
iRobot Corp. (a)                               4,579                    149,413
Jarden Corp. (a)                              26,215                  1,386,773
KB Home                                       12,864                    200,936
Knoll, Inc.                                    7,374                    172,773
La-Z-Boy, Inc.                                 7,735                    217,431
Libbey, Inc.                                   3,813                    152,177
Lifetime Brands, Inc.                          1,440                     22,003
M/I Homes, Inc. (a)                            4,013                     95,670
MDC Holdings, Inc.                             6,036                    172,026
Meritage Homes Corp. (a)                       5,757                    280,020
National Presto Industries, Inc.                 930                     58,953
NVR, Inc. (a)                                    563                    748,036
Oil-Dri Corp. of America                         858                     28,872
The Ryland Group, Inc.                         6,843                    333,528
The Scotts Miracle-Gro Co., Class A            6,480                    435,262
Select Comfort Corp. (a)                       8,141                    280,620
Spectrum Brands Holdings, Inc.                 3,200                    286,592
Standard Pacific Corp. (a)                    21,334                    192,006
Steelcase, Inc., Class A                      12,738                    241,258
Taylor Morrison Home Corp., Class A (a)        4,488                     93,575
Tempur Sealy International, Inc. (a)           9,199                    531,150
Toll Brothers, Inc. (a)                       23,295                    916,425
TRI Pointe Homes, Inc. (a)                    21,980                    339,151
Tupperware Brands Corp.                        7,507                    518,133
Virco Manufacturing Corp. (a)                    935                      2,543
Wayfair, Inc., Class A (a)(b)                  1,560                     50,107
WD-40 Co.                                      2,105                    186,377
William Lyon Homes, Class A (a)                1,192                     30,777
                                                                  -------------
                                                                     12,783,389
-------------------------------------------------------------------------------
INDUSTRIAL ENGINEERING -- 2.7%
Accuride Corp. (a)                             8,723                     40,649
AGCO Corp.                                    11,621                    553,624
Alamo Group, Inc.                              1,182                     74,620
Albany International Corp., Class A            4,299                    170,885
Altra Industrial Motion Corp.                  4,066                    112,384
American Railcar Industries, Inc.              1,354                     67,334
Astec Industries, Inc.                         2,477                    106,214
The Babcock & Wilcox Co.                      15,418                    494,764
Broadwind Energy, Inc. (a)                     2,781                     13,905
Ceco Environmental Corp.                       2,961                     31,416
Chicago Rivet & Machine Co.                      494                     15,408
CIRCOR International, Inc.                     2,688                    147,034
CLARCOR, Inc.                                  7,116                    470,083
Colfax Corp. (a)                              13,979                    667,218
Columbus McKinnon Corp.                        2,933                     79,015
Commercial Vehicle Group, Inc. (a)             5,294                     34,093
Crane Co.                                      7,181                    448,166
Donaldson Co., Inc.                           18,381                    693,148
Douglas Dynamics, Inc.                         3,742                     85,467
Dynamic Materials Corp.                        2,036                     26,000
Energy Recovery, Inc. (a)(b)                   7,157                     18,537
EnPro Industries, Inc.                         3,303                    217,833
Federal Signal Corp.                           9,560                    150,952
Franklin Electric Co., Inc.                    5,549                    211,639
FreightCar America, Inc.                       1,751                     55,034
GATX Corp.                                     6,431                    372,869
The Gorman-Rupp Co.                            2,838                     84,998
Graco, Inc.                                    8,698                    627,648
Graham Corp.                                   1,902                     45,591
The Greenbrier Cos., Inc. (b)                  3,794                    220,052
H&E Equipment Services, Inc.                   4,783                    119,527
Hurco Cos., Inc.                               1,150                     37,869
Hyster-Yale Materials Handling, Inc.           1,589                    116,458
IDEX Corp.                                    11,459                    868,936
Inovalon Holdings, Inc. (a)                    3,233                     97,669
John Bean Technologies Corp.                   4,210                    150,381
Kadant, Inc.                                   1,829                     96,224
Kennametal, Inc.                              11,351                    382,415
Key Technology, Inc. (a)                         998                     12,715
Kimball International, Inc., Class B           4,589                     48,093
Lincoln Electric Holdings, Inc.               11,145                    728,772
Lindsay Corp. (b)                              1,910                    145,637

--------------------------------------------------------------------------------
   QUANTITATIVE MASTER SERIES LLC                         MARCH 31, 2015   12

================================================================================

SCHEDULE OF INVESTMENTS (continued)          MASTER EXTENDED MARKET INDEX SERIES
                                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

COMMON STOCKS                                 SHARES                   VALUE
-------------------------------------------------------------------------------
INDUSTRIAL ENGINEERING (CONCLUDED)
Lydall, Inc. (a)                               3,024              $      95,921
Manitex International, Inc. (a)                2,717                     26,436
The Manitowoc Co., Inc.                       19,929                    429,669
Materion Corp.                                 3,097                    119,018
Meritor, Inc. (a)                             15,080                    190,159
MFRI, Inc. (a)                                 1,937                     12,106
The Middleby Corp. (a)                         8,396                    861,849
Miller Industries, Inc.                        1,717                     42,066
MSA Safety, Inc.                               4,526                    225,757
Mueller Industries, Inc.                       8,298                    299,807
NACCO Industries, Inc., Class A                  799                     42,339
Navistar International Corp. (a)              10,412                    307,154
NN, Inc.                                       2,760                     69,221
Nordson Corp.                                  8,523                    667,692
Oshkosh Corp.                                 11,659                    568,843
Paylocity Holding Corp. (a)                    2,243                     64,240
PMFG, Inc. (a)                                 4,561                     21,209
Proto Labs, Inc. (a)                           3,441                    240,870
Spartan Motors, Inc.                           4,844                     23,493
SPX Corp.                                      5,969                    506,768
Standex International Corp.                    1,909                    156,786
Sun Hydraulics Corp.                           3,649                    150,923
Tennant Co.                                    2,738                    178,983
Terex Corp.                                   16,034                    426,344
The Timken Co.                                10,770                    453,848
TimkenSteel Corp.                              5,808                    153,738
The Toro Co.                                   8,332                    584,240
Trinity Industries, Inc.                      22,679                    805,331
Twin Disc, Inc.                                1,357                     23,978
Wabash National Corp. (a)                     10,790                    152,139
Wabtec Corp.                                  14,057                  1,335,556
Woodward, Inc.                                 8,217                    419,149
                                                                  -------------
                                                                     18,796,908
-------------------------------------------------------------------------------
INDUSTRIAL METALS & MINING -- 0.6%
AK Steel Holding Corp. (a)                    23,581                    105,407
Ampco-Pittsburgh Corp.                         1,402                     24,479
Carpenter Technology Corp.                     7,727                    300,426
Century Aluminum Co. (a)                       7,937                    109,531
Cliffs Natural Resources, Inc. (b)            22,958                    110,428
Commercial Metals Co.                         17,156                    277,756
Friedman Industries, Inc.                      2,787                     17,279
Globe Specialty Metals, Inc.                   9,757                    184,602
Handy & Harman Ltd. (a)                          780                     32,027
Haynes International, Inc.                     1,874                     83,599
Horsehead Holding Corp. (a)                    8,576                    108,572
Kaiser Aluminum Corp.                          2,717                    208,910
McEwen Mining, Inc. (a)(b)                    39,235                     40,020
Noranda Aluminum Holding Corp.                10,483                     31,135
Olympic Steel, Inc.                            1,597                     21,496
Reliance Steel & Aluminum Co.                 11,249                    687,089
RTI International Metals, Inc. (a)             4,899                    175,923
Steel Dynamics, Inc.                          35,039                    704,284
Synalloy Corp.                                 2,147                     31,260
United States Steel Corp.                     21,421                    522,672
Universal Stainless & Alloy
   Products, Inc. (a)                          1,302                     34,138
Uranium Energy Corp. (a)(b)                   19,733                     29,599
Worthington Industries, Inc.                   7,462                    198,564
                                                                  -------------
                                                                      4,039,196
-------------------------------------------------------------------------------
INDUSTRIAL TRANSPORTATION -- 1.5%
Air Lease Corp.                               13,461                    508,018
Air Transport Services Group, Inc. (a)         8,433                     77,752
Aircastle Ltd.                                 9,655                    216,851
ArcBest Corp.                                  3,738                    141,633
Atlas Air Worldwide Holdings, Inc. (a)         3,637                    156,464
Baltic Trading Ltd.                            8,240                     12,278
CAI International, Inc. (a)                    2,930                     71,990
Celadon Group, Inc.                            3,676                    100,061
Con-way, Inc.                                  8,242                    363,719
Covenant Transportation Group,
   Inc., Class A (a)                           1,989                     65,955
Echo Global Logistics, Inc. (a)                2,581                     70,358
Forward Air Corp.                              4,305                    233,762
FRP Holdings, Inc. (a)                         1,004                     36,546
Genesee & Wyoming, Inc., Class A  (a)          7,559                    728,990
Heartland Express, Inc.                        7,267                    172,664
Hub Group, Inc., Class A (a)                   5,073                    199,318
JB Hunt Transport Services, Inc.              13,339                  1,139,084
Kirby Corp. (a)                                8,365                    627,793
Knight Transportation, Inc.                    8,454                    272,641
Landstar System, Inc.                          6,377                    422,795
Marten Transport Ltd.                          3,567                     82,754
Matson, Inc.                                   6,067                    255,785
Old Dominion Freight Line, Inc. (a)           10,049                    776,788
PAM Transportation Services, Inc. (a)            840                     48,107
Patriot Transportation Holding, Inc. (a)         334                      8,340
PHH Corp. (a)                                  7,484                    180,888
Quality Distribution, Inc. (a)                 5,040                     52,063
Rand Logistics, Inc. (a)                       5,032                     16,354
Roadrunner Transportation
   Systems, Inc. (a)                           4,005                    101,206
Saia, Inc. (a)                                 3,719                    164,752
Swift Transportation Co. (a)                  12,742                    331,547
TAL International Group, Inc. (a)              5,188                    211,307
Teekay Corp.                                   6,746                    314,161
Textainer Group Holdings Ltd.                  3,736                    112,043
Universal Truckload Services, Inc.               912                     22,964
USA Truck, Inc. (a)                            1,622                     44,913
UTI Worldwide, Inc. (a)                       13,413                    164,980

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   QUANTITATIVE MASTER SERIES LLC                         MARCH 31, 2015   13

================================================================================

SCHEDULE OF INVESTMENTS (continued)          MASTER EXTENDED MARKET INDEX SERIES
                                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

COMMON STOCKS                                 SHARES                   VALUE
-------------------------------------------------------------------------------
INDUSTRIAL TRANSPORTATION (CONCLUDED)
Werner Enterprises, Inc.                       5,884              $     184,816
Wesco Aircraft Holdings, Inc. (a)              7,972                    122,131
Willis Lease Finance Corp. (a)                 1,351                     25,102
World Fuel Services Corp.                     10,493                    603,138
XPO Logistics, Inc. (a)                        9,831                    447,016
YRC Worldwide, Inc. (a)                        4,194                     75,324
                                                                  -------------
                                                                      9,965,151
-------------------------------------------------------------------------------
LEISURE GOODS -- 1.0%
Activision Blizzard, Inc.                     71,539                  1,625,724
Arctic Cat, Inc.                               2,143                     77,834
Black Diamond, Inc. (a)                        4,738                     44,774
Brunswick Corp.                               13,454                    692,208
Callaway Golf Co.                             11,826                    112,702
Drew Industries, Inc.                          3,266                    200,990
DTS, Inc. (a)                                  2,922                     99,553
Escalade, Inc.                                 2,070                     35,977
Glu Mobile, Inc. (a)                          16,419                     82,259
GoPro, Inc., Class A (a)(b)                    3,685                    159,966
LeapFrog Enterprises, Inc. (a)                 9,036                     19,698
Marine Products Corp.                          2,700                     23,139
Nautilus, Inc. (a)                             5,339                     81,527
Polaris Industries, Inc.                       8,843                  1,247,747
Pool Corp.                                     6,348                    442,836
RealD, Inc. (a)                                7,446                     95,234
Skullcandy, Inc. (a)                           3,869                     43,720
Take-Two Interactive Software, Inc. (a)       12,579                    320,198
Thor Industries, Inc.                          6,530                    412,761
TiVo, Inc. (a)                                15,413                    163,532
Universal Electronics, Inc. (a)                2,531                    142,850
Vista Outdoor, Inc. (a)                        9,164                    392,402
Winnebago Industries, Inc.                     4,475                     95,139
                                                                  -------------
                                                                      6,612,770
-------------------------------------------------------------------------------
LIFE INSURANCE -- 0.4%
American Equity Investment Life
   Holding Co.                                10,862                    316,410
Amerisafe, Inc.                                3,237                    149,711
Atlantic American Corp.                        2,927                     11,796
Citizens, Inc. (a)(b)                          8,213                     50,592
CNO Financial Group, Inc.                     29,300                    504,546
eHealth, Inc. (a)                              2,920                     27,390
Employers Holdings, Inc.                       4,842                    130,686
FBL Financial Group, Inc., Class A             1,432                     88,798
Independence Holding Co.                       2,198                     29,871
Kansas City Life Insurance Co.                   643                     29,533
National Western Life Insurance
   Co., Class A                                  341                     86,716
The Phoenix Cos., Inc. (a)                     1,034                     51,690
Primerica, Inc.                                7,800                    397,020
StanCorp Financial Group, Inc.                 5,980                    410,228
Symetra Financial Corp.                       13,577                    318,516
                                                                  -------------
                                                                      2,603,503
-------------------------------------------------------------------------------
MEDIA -- 4.4%
Acxiom Corp. (a)                              11,392                    210,638
AH Belo Corp.                                  3,599                     29,620
AMC Networks, Inc., Class A (a)                8,724                    668,607
Ascent Capital Group, Inc., Class A (a)        2,129                     84,755
Bankrate, Inc. (a)                             9,127                    103,500
Beasley Broadcasting Group, Inc.,
   Class A                                       784                      4,006
Charter Communications, Inc.,
   Class A (a)                                12,029                  2,322,920
Clear Channel Outdoor Holdings,
   Inc., Class A                               6,448                     65,254
ComScore, Inc. (a)                             5,060                    259,072
Constant Contact, Inc. (a)                     4,980                    190,286
Courier Corp.                                  2,399                     58,728
Crown Media Holdings, Inc., Class A (a)        8,667                     34,668
CSS Industries, Inc.                           1,461                     44,049
CTN Media Group, Inc. (a)                         50                         --
Cumulus Media, Inc., Class A (a)              18,856                     46,574
Dex Media, Inc. (a)                            1,243                      5,208
DISH Network Corp., Class A (a)               30,936                  2,167,376
Dolby Laboratories, Inc., Class A              6,244                    238,271
DreamWorks Animation SKG, Inc.,
   Class A (a)(b)                             10,669                    258,190
Emmis Communications Corp.,
   Class A (a)                                10,615                     21,124
Entercom Communications Corp.,
   Class A (a)                                 3,775                     45,866
Entravision Communications Corp.,
   Class A                                     9,442                     59,768
EW Scripps Co. (a)                             5,048                    143,565
FactSet Research Systems, Inc.                 5,659                    900,913
Global Eagle Entertainment, Inc. (a)           4,668                     62,131
Graham Holdings Co., Class B                     641                    672,813
Gray Television, Inc. (a)                      7,885                    108,971
Groupon, Inc. (a)                             59,764                    430,898
Harte-Hanks, Inc.                              6,749                     52,642
IHS, Inc., Class A (a)                        10,002                  1,137,827
John Wiley & Sons, Inc., Class A               6,562                    401,201
Journal Communications, Inc.,
   Class A (a)                                 6,809                    100,909
Lamar Advertising Co., Class A                11,715                    694,348
Lee Enterprises, Inc. (a)                      5,134                     16,275
Liberty Global PLC (a)                        86,856                  4,326,297
Liberty Global PLC, Class A (a)               35,909                  1,848,236
Liberty Interactive Corp., Series A (a)       64,082                  1,870,554

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   QUANTITATIVE MASTER SERIES LLC                         MARCH 31, 2015   14

================================================================================

SCHEDULE OF INVESTMENTS (continued)          MASTER EXTENDED MARKET INDEX SERIES
                                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

COMMON STOCKS                                 SHARES                   VALUE
-------------------------------------------------------------------------------
MEDIA (CONCLUDED)
Liberty Media Corp., Class A (a)              14,534              $     560,286
Liberty Media Corp., Class C (a)              29,341                  1,120,826
Liberty Ventures, Series A (a)                20,301                    852,845
Lions Gate Entertainment Corp.                11,776                    399,442
Live Nation Entertainment, Inc. (a)           21,499                    542,420
Local Corp. (a)                               13,417                      6,172
Marchex, Inc., Class B                         5,246                     21,404
Martha Stewart Living Omnimedia,
   Class A (a)                                 6,396                     41,574
The McClatchy Co., Class A (a)                10,903                     20,062
Media General, Inc. (a)                       11,628                    191,746
Meredith Corp.                                 5,493                    306,345
Morningstar, Inc.                              2,925                    219,112
National CineMedia, Inc.                      10,222                    154,352
New Media Investment Group, Inc.               5,686                    136,066
The New York Times Co., Class A               18,910                    260,202
Nexstar Broadcasting Group, Inc.,
   Class A                                     4,695                    268,648
Outfront Media, Inc.                          20,084                    600,913
Pandora Media, Inc. (a)                       26,311                    426,501
QuinStreet, Inc. (a)                           7,427                     44,191
RetailMeNot, Inc. (a)                          5,282                     95,129
Saga Communications, Inc., Class A             1,186                     52,824
Scholastic Corp.                               3,799                    155,531
Sinclair Broadcast Group, Inc.,
   Class A                                    10,956                    344,128
Sirius XM Holdings, Inc. (a)                 374,350                  1,430,017
Sizmek, Inc. (a)                               4,901                     35,581
Spanish Broadcasting System, Inc. (a)          1,474                      5,925
SPAR Group, Inc. (a)                           3,165                      4,621
Starz, Class A (a)                            12,355                    425,136
TechTarget, Inc. (a)                           4,373                     50,421
TheStreet, Inc.                               13,786                     24,815
Time, Inc.                                    15,923                    357,312
Tribune Co., Class A                          12,964                    788,341
Tribune Publishing Co.                         2,998                     58,161
Value Line, Inc.                               1,830                     26,736
WebMD Health Corp. (a)                         5,811                    254,725
XO Group, Inc. (a)                             4,623                     81,688
Yelp, Inc. (a)                                 9,028                    427,476
                                                                  -------------
                                                                     30,477,734
-------------------------------------------------------------------------------
MINING -- 0.4%
Alpha Natural Resources, Inc. (a)(b)          33,676                     33,673
Arch Coal, Inc. (a)(b)                        32,421                     32,418
Cloud Peak Energy, Inc. (a)                    9,192                     53,497
Coeur Mining, Inc. (a)                        16,289                     76,721
Compass Minerals International, Inc.           4,861                    453,094
General Moly, Inc. (a)                        16,768                      8,552
Golden Minerals Co. (a)(b)                     9,302         $            3,805
Hecla Mining Co.                              55,170                    164,406
Molycorp, Inc. (a)(b)                         32,220                     12,414
Peabody Energy Corp. (b)                      39,522                    194,448
Royal Gold, Inc.                               9,697                    611,978
Solitario Exploration & Royalty
   Corp. (a)                                  15,315                     11,486
Stillwater Mining Co. (a)                     18,398                    237,702
SunCoke Energy, Inc.                          10,366                    154,868
Timberline Resources Corp. (a)                 1,250                        815
U.S. Silica Holdings, Inc.                     7,972                    283,883
Walter Energy, Inc. (b)                       10,822                      6,710
Westmoreland Coal Co. (a)                      2,842                     76,052
                                                                  -------------
                                                                      2,416,522
-------------------------------------------------------------------------------
MOBILE TELECOMMUNICATIONS -- 0.7%
Atlantic Tele-Network, Inc.                    1,510                    104,522
Globalstar, Inc. (a)(b)                       32,480                    108,158
Iridium Communications, Inc. (a)              12,372                    120,132
NTELOS Holdings Corp.                          3,146                     15,101
ORBCOMM, Inc. (a)                              8,002                     47,772
Pacific DataVision, Inc. (a)                      87                      4,350
SBA Communications Corp., Class A (a)         18,887                  2,211,668
Shenandoah Telecommunications Co.              3,515                    109,528
Spok Holdings, Inc.                            3,740                     71,696
Sprint Corp. (a)                             114,337                    541,957
T-Mobile U.S., Inc. (a)                       38,648                  1,224,755
Telephone & Data Systems, Inc.                13,697                    341,055
Towerstream Corp. (a)                          9,963                     21,520
United States Cellular Corp. (a)               1,368                     48,865
                                                                  -------------
                                                                      4,971,079
-------------------------------------------------------------------------------
NONLIFE INSURANCE -- 3.4%
Alleghany Corp. (a)                            2,352                  1,145,424
Allied World Assurance Co.
   Holdings AG                                13,951                    563,620
Ambac Financial Group, Inc. (a)                6,424                    155,461
American Financial Group, Inc.                10,489                    672,869
American National Insurance Co.                1,087                    106,950
AmTrust Financial Services, Inc.               4,351                    247,942
Arch Capital Group Ltd. (a)                   18,623                  1,147,177
Argo Group International Holdings
   Ltd.                                        4,274                    214,341
Arthur J Gallagher & Co.                      24,079                  1,125,693
Aspen Insurance Holdings Ltd.                  9,163                    432,768
Assured Guaranty Ltd.                         23,146                    610,823
Axis Capital Holdings Ltd.                    14,687                    757,555
Baldwin & Lyons, Inc., Class B                 1,784                     41,853
Brown & Brown, Inc.                           17,462                    578,167
CNA Financial Corp.                            3,267                    135,352
Donegal Group, Inc., Class A                   1,871                     29,412

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   QUANTITATIVE MASTER SERIES LLC                         MARCH 31, 2015   15

================================================================================

SCHEDULE OF INVESTMENTS (continued)          MASTER EXTENDED MARKET INDEX SERIES
                                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

COMMON STOCKS                                 SHARES                   VALUE
-------------------------------------------------------------------------------
NONLIFE INSURANCE (CONCLUDED)
EMC Insurance Group, Inc.                        901              $      30,454
Endurance Specialty Holdings Ltd.              6,510                    398,021
Enstar Group Ltd. (a)                          1,419                    201,299
Erie Indemnity Co., Class A                    3,658                    319,197
Everest Re Group Ltd.                          6,441                  1,120,734
Federated National Holding Co.                 2,537                     77,632
First Acceptance Corp. (a)                     8,599                     20,810
First American Financial Corp.                15,711                    560,568
Global Indemnity PLC (a)                       1,701                     47,203
Greenlight Capital Re Ltd. (a)                 4,775                    151,845
The Hanover Insurance Group, Inc.              6,420                    465,964
HCC Insurance Holdings, Inc.                  14,084                    798,140
HCI Group, Inc.                                1,432                     65,686
Hilltop Holdings, Inc. (a)                    12,181                    236,799
Horace Mann Educators Corp.                    6,108                    208,894
Infinity Property & Casualty Corp.             1,707                    140,059
Kemper Corp.                                   7,376                    287,369
Maiden Holdings Ltd.                           8,194                    121,517
Markel Corp. (a)                               2,064                  1,587,133
MBIA, Inc. (a)                                21,455                    199,531
Meadowbrook Insurance Group, Inc.              7,057                     59,985
Mercury General Corp.                          3,553                    205,186
Montpelier Re Holdings Ltd.                    5,876                    225,873
National General Holdings Corp.                6,931                    129,610
National Interstate Corp.                      1,767                     49,617
The Navigators Group, Inc. (a)                 1,693                    131,783
Old Republic International Corp.              36,117                    539,588
OneBeacon Insurance Group Ltd.                 2,550                     38,786
PartnerRe Ltd.                                 6,881                    786,705
ProAssurance Corp.                             8,465                    388,628
Reinsurance Group of America, Inc.             9,791                    912,423
RenaissanceRe Holdings Ltd.                    6,693                    667,493
RLI Corp.                                      5,342                    279,974
Safety Insurance Group, Inc.                   2,120                    126,670
Selective Insurance Group, Inc.                8,290                    240,824
State Auto Financial Corp.                     2,450                     59,511
State National Cos., Inc.                      4,426                     44,039
Third Point Reinsurance Ltd. (a)               8,831                    124,959
United Fire Group, Inc.                        3,306                    105,032
United Insurance Holdings Corp.                2,597                     58,433
Universal Insurance Holdings, Inc.             4,997                    127,873
Validus Holdings Ltd.                         12,014                    505,789
W.R. Berkley Corp.                            14,728                    743,911
White Mountains Insurance Group Ltd.             817                    559,253
Willis Group Holdings PLC                     25,520                  1,229,554
                                                                  -------------
                                                                     23,345,761
-------------------------------------------------------------------------------
OIL & GAS PRODUCERS -- 2.6%
Abraxas Petroleum Corp. (a)                   16,317                     53,030
Adams Resources & Energy, Inc.                   460                     30,917
Alon USA Energy, Inc.                          3,887                     64,408
Approach Resources, Inc. (a)(b)                5,719                     37,688
Barnwell Industries, Inc. (a)                  1,930                      4,593
Bill Barrett Corp. (a)                         7,950                     65,985
Bonanza Creek Energy, Inc. (a)                 4,674                    115,261
C&J Energy Services, Ltd. (a)                  7,389                     82,240
California Resources Corp.                    45,265                    344,467
Callon Petroleum Co. (a)                       7,999                     59,753
Carrizo Oil & Gas, Inc. (a)                    6,520                    323,718
Cheniere Energy, Inc. (a)                     32,103                  2,484,772
Clayton Williams Energy, Inc. (a)                984                     49,820
Cobalt International Energy, Inc. (a)         44,584                    419,535
Comstock Resources, Inc. (b)                   7,198                     25,697
Concho Resources, Inc. (a)                    17,342                  2,010,285
Contango Oil & Gas Co. (a)                     2,387                     52,514
Continental Resources, Inc. (a)               12,661                    552,906
CVR Energy, Inc.                               2,530                    107,677
Dawson Geophysical Co. (a)                     2,307                      9,851
Delek U.S. Holdings, Inc.                      7,735                    307,466
Denbury Resources, Inc.                       51,462                    375,158
Diamondback Energy, Inc. (a)                   8,593                    660,286
Eclipse Resources Corp. (a)                    4,425                     24,868
Emerald Oil, Inc. (a)                         10,123                      7,491
Energen Corp.                                 10,795                    712,470
Energy XXI Bermuda Ltd. (b)                   14,483                     52,718
EP Energy Corp., Class A (a)                   3,312                     34,710
Era Group, Inc. (a)                            2,938                     61,228
Escalera Resources Co. (a)                     6,258                      2,190
Evolution Petroleum Corp.                      5,834                     34,712
EXCO Resources, Inc. (b)                      28,887                     52,863
FX Energy, Inc. (a)                           13,494                     16,868
Gastar Exploration, Inc. (a)                  10,078                     26,404
Goodrich Petroleum Corp. (a)(b)                5,844                     20,746
Gulfport Energy Corp. (a)                     12,833                    589,163
Halcon Resources Corp. (a)(b)                 39,882                     61,418
Harvest Natural Resources, Inc. (a)            7,655                      3,422
HollyFrontier Corp.                           28,598                  1,151,641
Houston American Energy Corp. (a)              5,104                      1,021
Isramco, Inc. (a)(b)                             353                     44,407
Kosmos Energy Ltd. (a)                        16,595                    131,266
Laredo Petroleum, Inc. (a)                    17,015                    221,876
Magellan Petroleum Corp. (a)                  18,301                      9,334
Magnum Hunter Resources Corp. (a)(b)          28,161                     75,190
Matador Resources Co. (a)                      9,966                    218,455
Memorial Resource Development Corp. (a)       10,621                    188,417
Midstates Petroleum Co., Inc. (a)              5,262                      4,473
Miller Energy Resources, Inc. (a)(b)           7,135                      4,460
Nabors Industries Ltd.                        41,860                    571,389
Northern Oil and Gas, Inc. (a)                 9,819                     75,704
Oasis Petroleum, Inc. (a)                     19,693                    280,034
Pacific Ethanol, Inc. (a)                      3,564                     38,456

--------------------------------------------------------------------------------
   QUANTITATIVE MASTER SERIES LLC                         MARCH 31, 2015   16

================================================================================

SCHEDULE OF INVESTMENTS (continued)          MASTER EXTENDED MARKET INDEX SERIES
                                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

COMMON STOCKS                                 SHARES                   VALUE
-------------------------------------------------------------------------------
OIL & GAS PRODUCERS (CONCLUDED)
Panhandle Oil and Gas, Inc.                    2,706              $      53,552
Parsley Energy, Inc., Class A (a)              7,203                    115,104
PBF Energy, Inc.                              12,709                    431,089
PDC Energy, Inc. (a)                           5,599                    302,570
Penn Virginia Corp. (a)                        9,586                     62,117
PetroQuest Energy, Inc. (a)                   11,732                     26,984
Pioneer Energy Services Corp. (a)             10,165                     55,094
PostRock Energy Corp. (a)                        401                        726
Resolute Energy Corp. (a)                     11,641                      6,559
Rex Energy Corp. (a)(b)                        7,757                     28,856
Ring Energy, Inc. (a)                          2,314                     24,575
Rosetta Resources, Inc. (a)                    9,456                    160,941
RSP Permian, Inc. (a)                          4,410                    111,088
Sanchez Energy Corp. (a)(b)                    7,713                    100,346
SandRidge Energy, Inc. (a)(b)                 56,754                    101,022
SemGroup Corp., Class A                        6,370                    518,136
SM Energy Co.                                 10,049                    519,332
Stone Energy Corp. (a)                         8,175                    120,009
Swift Energy Co. (a)(b)                        6,841                     14,777
Syntroleum Corp. (a)                           2,214                         --
Targa Resources Corp.                          5,250                    502,897
Triangle Petroleum Corp. (a)(b)               10,105                     50,828
Ultra Petroleum Corp. (a)(b)                  23,153                    361,881
Vaalco Energy, Inc. (a)                        9,110                     22,319
W&T Offshore, Inc.                             5,629                     28,764
Warren Resources, Inc. (a)                    13,542                     12,052
Western Refining, Inc.                        10,008                    494,295
Whiting Petroleum Corp. (a)                   24,601                    760,171
WPX Energy, Inc. (a)                          30,349                    331,715
ZaZa Energy Corp. (a)                              1                          2
Zion Oil & Gas, Inc. (a)                      12,444                     21,653
                                                                  -------------
                                                                     18,294,875
-------------------------------------------------------------------------------
OIL EQUIPMENT, SERVICES & DISTRIBUTION -- 1.7%
Atwood Oceanics, Inc.                          8,724                    245,232
Basic Energy Services, Inc. (a)                5,297                     36,708
Bristow Group, Inc.                            5,153                    280,581
CARBO Ceramics, Inc. (b)                       2,969                     90,584
Chart Industries, Inc. (a)                     4,432                    155,452
Civeo Corp.                                   16,120                     40,945
Core Laboratories NV                           6,458                    674,796
Dakota Plains Holdings, Inc. (a)              11,167                     20,659
DHT Holdings, Inc.                             9,761                     68,132
Dresser-Rand Group, Inc. (a)                  11,231                    902,411
Dril-Quip, Inc. (a)                            5,938                    406,100
Exterran Holdings, Inc.                        9,039                    303,439
Flotek Industries, Inc. (a)                    7,402                    109,105
Forum Energy Technologies, Inc. (a)            9,191                    180,144
Frank's International NV                       5,137                     96,062
Geospace Technologies Corp. (a)                2,032                     33,548
Glori Energy, Inc. (a)(b)                      3,868                      8,239
Gulf Island Fabrication, Inc.                  1,934                     28,739
Gulfmark Offshore, Inc., Class A               3,659 $                   47,713
Helix Energy Solutions Group, Inc. (a)        14,959                    223,787
Hercules Offshore, Inc. (a)(b)                24,567                     10,299
Hornbeck Offshore Services, Inc.  (a)          5,026                     94,539
ION Geophysical Corp. (a)                     21,270                     46,156
Key Energy Services, Inc. (a)                 19,538                     35,559
Matrix Service Co. (a)                         4,402                     77,299
McDermott International, Inc. (a)             35,472                    136,212
Mitcham Industries, Inc. (a)                   2,357                     10,842
MRC Global, Inc. (a)                          15,474                    183,367
Natural Gas Services Group, Inc. (a)           2,416                     46,436
Newpark Resources, Inc. (a)                   13,319                    121,336
NOW, Inc. (a)(b)                              15,925                    344,617
Oceaneering International, Inc.               14,604                    787,594
OGE Energy Corp.                              29,151                    921,463
Oil States International, Inc. (a)             7,480                    297,480
Par Petroleum Corp. (a)                        3,939                     91,424
Paragon Offshore PLC (b)                      12,673                     16,475
Parker Drilling Co. (a)                       19,733                     68,868
Patterson-UTI Energy, Inc.                    21,247                    398,912
PHI, Inc. (a)                                  2,122                     63,830
Rowan Cos. PLC, Class A                       18,357                    325,102
RPC, Inc.                                      9,161                    117,352
SEACOR Holdings, Inc. (a)                      2,751                    191,662
Seventy Seven Energy, Inc. (a)                 5,432                     22,543
Superior Energy Services, Inc.                22,678                    506,627
Tesco Corp.                                    4,864                     55,304
TETRA Technologies, Inc. (a)                  12,273                     75,847
Tidewater, Inc.                                7,273                    139,205
Unit Corp. (a)                                 6,614                    185,060
Weatherford International PLC (a)            112,754                  1,386,874
Willbros Group, Inc. (a)                       6,727                     22,266
                                                                  -------------
                                                                     10,732,926
-------------------------------------------------------------------------------
PERSONAL GOODS -- 1.1%
American Apparel, Inc. (a)(b)                 13,016                      9,127
Avon Products, Inc.                           63,316                    505,895
Carter's, Inc.                                 7,900                    730,513
Cherokee, Inc.                                 2,419                     47,122
Columbia Sportswear Co.                        3,550                    216,195
Coty, Inc., Class A (a)                        9,940                    241,244
Crocs, Inc. (a)                               13,180                    155,656
Culp, Inc.                                     1,628                     43,549
Deckers Outdoor Corp. (a)                      5,161                    376,082
Elizabeth Arden, Inc. (a)(b)                   3,743                     58,391
G-III Apparel Group Ltd. (a)                   2,558                    288,159
Helen of Troy Ltd. (a)                         4,069                    331,583
Iconix Brand Group, Inc. (a)                   7,394                    248,956
Inter Parfums, Inc.                            2,513                     81,974
Kate Spade & Co. (a)                          18,772                    626,797

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   QUANTITATIVE MASTER SERIES LLC                         MARCH 31, 2015   17

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SCHEDULE OF INVESTMENTS (continued)          MASTER EXTENDED MARKET INDEX SERIES
                                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

COMMON STOCKS                                 SHARES                   VALUE
-------------------------------------------------------------------------------
PERSONAL GOODS (CONCLUDED)
Lakeland Industries, Inc. (a)                  2,101              $      18,804
Lululemon Athletica, Inc. (a)                 15,343                    982,259
Movado Group, Inc.                             2,713                     77,375
Nu Skin Enterprises, Inc., Class A             8,666                    521,780
Orchids Paper Products Co.                     1,530                     41,249
Oxford Industries, Inc.                        2,293                    173,007
Perry Ellis International, Inc. (a)            2,072                     47,987
Quiksilver, Inc. (a)                          20,298                     37,551
Revlon, Inc., Class A (a)                      2,114                     87,097
Rocky Brands, Inc.                             1,306                     28,210
Sequential Brands Group, Inc. (a)              2,945                     31,511
Skechers U.S.A., Inc., Class A (a)             6,023                    433,114
Steven Madden Ltd. (a)                         8,659                    329,042
Tumi Holdings, Inc. (a)                        7,379                    180,490
Unifi, Inc. (a)                                2,706                     97,659
Vera Bradley, Inc. (a)                         3,446                     55,928
Vince Holding Corp. (a)                        1,692                     31,387
Weyco Group, Inc.                                882                     26,372
Wolverine World Wide, Inc.                    15,103                    505,195
                                                                  -------------
                                                                      7,667,260
-------------------------------------------------------------------------------
PHARMACEUTICALS & BIOTECHNOLOGY -- 6.7%
ACADIA Pharmaceuticals, Inc. (a)              11,962                    389,842
Accelerate Diagnostics, Inc. (a)               2,479                     55,777
Acceleron Pharma, Inc. (a)                       948                     36,081
AcelRx Pharmaceuticals, Inc. (a)(b)            2,300                      8,878
Achillion Pharmaceuticals, Inc. (a)           14,369                    141,678
Acorda Therapeutics, Inc. (a)                  6,488                    215,921
Acura Pharmaceuticals, Inc. (a)               11,590                      9,156
Adamis Pharmaceuticals Corp. (a)               2,938                     11,576
Advaxis, Inc. (a)                              4,185                     60,431
Aegerion Pharmaceuticals, Inc. (a)             4,247                    111,144
Aerie Pharmaceuticals, Inc. (a)                1,998                     62,617
Affymetrix, Inc. (a)                          12,654                    158,934
Agenus, Inc. (a)                              13,328                     68,373
Agios Pharmaceuticals, Inc. (a)                1,366                    128,814
Akorn, Inc. (a)                               10,916                    518,619
Albany Molecular Research, Inc. (a)            4,097                     72,107
Alder Biopharmaceuticals, Inc. (a)             2,358                     68,052
Alimera Sciences, Inc. (a)(b)                  2,788                     13,968
Alkermes PLC (a)                              21,500                  1,310,855
Alnylam Pharmaceuticals, Inc. (a)             10,640                  1,111,029
AMAG Pharmaceuticals, Inc. (a)                 3,609                    197,268
Amicus Therapeutics, Inc. (a)                 10,084                    109,714
Ampio Pharmaceuticals, Inc. (a)(b)             8,902                     67,032
Anacor Pharmaceuticals, Inc. (a)               5,912                    342,009
ANI Pharmaceuticals, Inc. (a)                  1,511                     94,513
Apricus Biosciences, Inc. (a)(b)              16,528                     30,907
Aratana Therapeutics, Inc. (a)                 2,798                     44,796
Arena Pharmaceuticals, Inc. (a)               36,143                    157,945
Ariad Pharmaceuticals, Inc. (a)               27,777                    228,882
Arqule, Inc. (a)                              20,616                     46,180
Array BioPharma, Inc. (a)                     21,612                    159,280
Arrowhead Research Corp. (a)(b)                6,836                     46,246
Atara Biotherapeutics, Inc. (a)                1,463                     60,817
Athersys, Inc. (a)(b)                         12,887                     37,115
Auspex Pharmaceuticals, Inc. (a)               2,694                    270,127
Avalanche Biotechnologies, Inc. (a)              615                     24,920
Bio Path Holdings, Inc. (a)(b)                 6,899                     12,418
Bio-Techne Corp.                               5,373                    538,858
BioCryst Pharmaceuticals, Inc. (a)            10,728                     96,874
BioDelivery Sciences International, Inc. (a)   7,090                     74,445
BioMarin Pharmaceutical, Inc. (a)             22,556                  2,810,929
Biota Pharmaceuticals, Inc. (a)                9,894                     22,756
Biotime, Inc. (a)(b)                          11,313                     56,226
Bluebird Bio, Inc. (a)                         4,170                    503,611
Calithera Biosciences, Inc. (a)(b)             1,170                     19,211
CASI Pharmaceuticals, Inc. (a)                 7,740                     11,378
Catalent, Inc. (a)                            10,699                    333,274
Catalyst Pharmaceutical Partners, Inc. (a)     9,877                     42,767
Cel-Sci Corp. (a)                             14,672                     15,406
Celladon Corp. (a)                               909                     17,216
Celldex Therapeutics, Inc. (a)                13,467                    375,325
Cempra, Inc. (a)                               4,680                    160,571
Cerus Corp. (a)(b)                            13,853                     57,767
Charles River Laboratories
   International, Inc. (a)                     7,090                    562,166
Chimerix, Inc. (a)                             4,532                    170,811
Cleveland BioLabs, Inc. (a)                    1,041                      3,737
Clovis Oncology, Inc. (a)                      4,492                    333,441
Columbia Laboratories, Inc. (a)                4,676                     29,038
Corcept Therapeutics, Inc. (a)                12,029                     67,362
Coronado Biosciences, Inc. (a)(b)              6,807                     26,207
CTI BioPharma Corp. (a)                       30,486                     55,180
Cumberland Pharmaceuticals, Inc. (a)           4,500                     29,970
Curis, Inc. (a)                               24,444                     58,666
Cytokinetics, Inc. (a)                         7,734                     52,436
Cytori Therapeutics, Inc. (a)(b)              19,551                     23,070
CytRx Corp. (a)(b)                             9,758                     32,884
Depomed, Inc. (a)                              9,510                    213,119
Dermira, Inc. (a)                              1,540                     23,639
Dicerna Pharmaceuticals, Inc. (a)              1,097                     26,361
Discovery Laboratories, Inc. (a)              22,340                     26,585
Durect Corp. (a)                              26,685                     50,968
Dyax Corp. (a)                                21,301                    356,898
Dynavax Technologies Corp. (a)                 5,246                    117,668
Emergent Biosolutions, Inc. (a)                4,834                    139,026
Enanta Pharmaceuticals, Inc. (a)               1,103                     33,774
Endocyte, Inc. (a)                             6,241                     39,069
Enzo Biochem, Inc. (a)                         8,028                     23,683
Epizyme, Inc. (a)                              1,203                     22,592
Esperion Therapeutics, Inc. (a)                1,396                    129,270
Exact Sciences Corp. (a)                      12,831                    282,539

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   QUANTITATIVE MASTER SERIES LLC                         MARCH 31, 2015   18

================================================================================

SCHEDULE OF INVESTMENTS (continued)          MASTER EXTENDED MARKET INDEX SERIES
                                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

COMMON STOCKS                                 SHARES                   VALUE
-------------------------------------------------------------------------------
PHARMACEUTICALS & BIOTECHNOLOGY (CONTINUED)
Exelixis, Inc. (a)(b)                         33,152              $      85,201
FibroGen, Inc. (a)                             1,149                     36,056
Five Prime Therapeutics, Inc. (a)              3,175                     72,549
Foundation Medicine, Inc. (a)                  2,907                    139,856
Galena Biopharma, Inc. (a)(b)                 24,162                     33,585
Genomic Health, Inc. (a)                       3,102                     94,766
GenVec, Inc. (a)                               8,267                     24,305
Geron Corp. (a)                               25,126                     94,725
GTx, Inc. (a)                                 17,845                     12,058
Halozyme Therapeutics, Inc. (a)               15,534                    221,825
Harvard Bioscience, Inc. (a)                   8,239                     47,951
Hemispherx Biopharma, Inc. (a)                 9,683                      2,208
Heron Therapeutics, Inc. (a)                   1,979                     28,794
Horizon Pharma PLC (a)                         9,385                    243,728
Hyperion Therapeutics, Inc. (a)                1,275                     58,522
Idera Pharmaceuticals, Inc. (a)               13,765                     51,068
IGI Laboratories, Inc. (a)                     2,837                     23,150
Illumina, Inc. (a)                            20,585                  3,821,399
Immunogen, Inc. (a)                           13,864                    124,083
Immunomedics, Inc. (a)                        17,696                     67,776
Impax Laboratories, Inc. (a)                   9,736                    456,326
INC Research Holdings, Inc., Class A (a)       1,218                     39,865
Incyte Corp. Ltd. (a)                         22,570                  2,068,766
Infinity Pharmaceuticals, Inc. (a)             7,013                     98,042
Inovio Pharmaceuticals, Inc. (a)(b)            9,511                     77,610
Insmed, Inc. (a)                               6,623                    137,758
Insys Therapeutics, Inc. (a)                     989                     57,491
Intercept Pharmaceuticals, Inc. (a)            1,827                    515,251
Intrexon Corp. (a)                             5,140                    233,202
Ironwood Pharmaceuticals, Inc. (a)            19,090                    305,440
Isis Pharmaceuticals, Inc. (a)                17,362                  1,105,438
IsoRay, Inc. (a)(b)                           10,055                     15,786
Jazz Pharmaceuticals PLC (a)                   8,830                  1,525,736
Karyopharm Therapeutics, Inc. (a)              3,090                     94,585
Keryx Biopharmaceuticals, Inc. (a)(b)         14,228                    181,122
Kite Pharma, Inc. (a)                          1,295                     74,696
KYTHERA Biopharmaceuticals, Inc. (a)           2,175                    109,076
La Jolla Pharmaceutical Co. (a)                1,280                     23,424
Lannett Co., Inc. (a)                          4,175                    282,689
Lexicon Pharmaceuticals, Inc. (a)             43,307                     40,895
Ligand Pharmaceuticals, Inc.,
   Class B (a)                                 2,972                    229,171
Luminex Corp. (a)                              6,305                    100,880
MacroGenics, Inc. (a)                          3,492                    109,544
MannKind Corp. (a)(b)                         37,112                    192,982
Medgenics, Inc. (a)                            3,825                     30,791
The Medicines Co. (a)                         10,184                    285,356
Medivation, Inc. (a)                          11,370                  1,467,526
Merrimack Pharmaceuticals, Inc. (a)           12,795                    152,005
MiMedx Group, Inc. (a)                        11,683                    121,503
Momenta Pharmaceuticals, Inc. (a)              8,170                    124,184
Myriad Genetics, Inc. (a)(b)                  10,767                    381,152
Nanosphere, Inc. (a)                          18,468                      4,285
Nektar Therapeutics (a)                       20,082                    220,902
Neuralstem, Inc. (a)(b)                       17,361                     32,986
Neurocrine Biosciences, Inc. (a)              11,221                    445,586
NewLink Genetics Corp. (a)                     2,552                    139,620
Northwest Biotherapeutics, Inc. (a)(b)         5,743                     42,326
Novavax, Inc. (a)                             37,613                    311,059
Omeros Corp. (a)                               4,207                     92,680
OncoMed Pharmaceuticals, Inc. (a)                799                     20,598
Oncothyreon, Inc. (a)                         17,944                     29,249
Ophthotech Corp. (a)                           1,149                     53,463
Opko Health, Inc. (a)(b)                      35,588                    504,282
Orexigen Therapeutics, Inc. (a)(b)            18,080                    141,566
Organovo Holdings, Inc. (a)(b)                 9,316                     32,979
Osiris Therapeutics, Inc. (a)                  3,311                     58,207
Otonomy, Inc. (a)                              1,767                     62,481
OvaScience, Inc. (a)                           2,920                    101,412
Pacific Biosciences of California,
   Inc. (a)                                   10,142                     59,229
Pacira Pharmaceuticals, Inc. (a)               5,453                    484,499
Pain Therapeutics, Inc. (a)                    8,736                     16,511
Palatin Technologies, Inc. (a)                16,279                     16,605
Paratek Pharmaceuticals, Inc.                  1,099                     34,355
PDL BioPharma, Inc.                           24,747                    174,095
Peregrine Pharmaceuticals, Inc. (a)(b)        35,720                     48,222
Pernix Therapeutics Holdings (a)               4,089                     43,711
Pfenex, Inc. (a)                               1,203                     19,176
Pharmacyclics, Inc. (a)                        8,998                  2,303,038
PharmAthene, Inc. (a)(b)                       7,974                     12,998
Portola Pharmaceuticals, Inc. (a)              6,547                    248,524
Pozen, Inc. (a)                                5,597                     43,209
PRA Health Sciences, Inc. (a)                  2,490                     71,812
Prestige Brands Holdings, Inc. (a)             7,755                    332,612
Progenics Pharmaceuticals, Inc. (a)           11,869                     70,977
Prothena Corp. PLC (a)                         3,641                    138,868
pSivida Corp. (a)                              3,781                     14,935
PTC Therapeutics, Inc. (a)                     3,321                    202,083
Puma Biotechnology, Inc. (a)                   2,972                    701,719
Quintiles Transnational Holdings,
   Inc. (a)                                   10,227                    684,902
Radius Health, Inc. (a)                        1,922                     79,109
Raptor Pharmaceutical Corp. (a)               11,056                    120,179
Receptos, Inc. (a)                             4,377                    721,723
Regulus Therapeutics, Inc. (a)                 2,870                     48,618
Relypsa, Inc. (a)                              3,875                    139,771
Repligen Corp. (a)                             5,025                    152,559
Repros Therapeutics, Inc. (a)                  4,528                     38,895
Retrophin, Inc. (a)                            2,968                     71,113

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   QUANTITATIVE MASTER SERIES LLC                         MARCH 31, 2015   19

================================================================================

SCHEDULE OF INVESTMENTS (continued)          MASTER EXTENDED MARKET INDEX SERIES
                                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

COMMON STOCKS                                 SHARES                   VALUE
-------------------------------------------------------------------------------
PHARMACEUTICALS & BIOTECHNOLOGY (CONCLUDED)
Revance Therapeutics, Inc. (a)                 1,448              $      30,017
Rexahn Pharmaceuticals, Inc. (a)(b)           36,171                     26,405
Rigel Pharmaceuticals, Inc. (a)               16,778                     59,897
Sage Therapeutics, Inc. (a)                      726                     36,467
Sagent Pharmaceuticals, Inc. (a)               3,816                     88,722
Salix Pharmaceuticals Ltd. (a)                 9,366                  1,618,538
Sangamo Biosciences, Inc. (a)                 10,912                    171,100
Sarepta Therapeutics, Inc. (a)(b)              6,277                     83,359
Sciclone Pharmaceuticals, Inc. (a)             8,444                     74,814
Seattle Genetics, Inc. (a)                    14,971                    529,225
Sequenom, Inc. (a)(b)                         22,329                     88,200
Sorrento Therapeutics, Inc. (a)                3,711                     42,899
Spectrum Pharmaceuticals, Inc. (a)            11,101                     67,383
StemCells, Inc. (a)                           19,530                     19,921
Stemline Therapeutics, Inc. (a)                1,170                     16,930
Sucampo Pharmaceuticals, Inc.,
   Class A (a)                                 3,182                     49,512
Sunesis Pharmaceuticals, Inc. (a)              5,806                     14,225
Supernus Pharmaceuticals, Inc. (a)             2,387                     28,859
Synageva BioPharma Corp. (a)                   3,356                    327,311
Synergy Pharmaceuticals, Inc. (a)(b)          10,996                     50,801
Synta Pharmaceuticals Corp. (a)               15,752                     30,559
Synthetic Biologics, Inc. (a)                 11,059                     24,219
Tetraphase Pharmaceuticals, Inc. (a)           3,292                    120,619
TG Therapeutics, Inc. (a)                      4,221                     65,341
TherapeuticsMD, Inc. (a)                      14,814                     89,625
Theravance Biopharma, Inc. (a)(b)              3,971                     68,897
Theravance, Inc. (b)                          12,381                    194,629
Threshold Pharmaceuticals, Inc. (a)           12,218                     49,605
Trovagene, Inc. (a)                            3,761                     25,612
Trubion Pharmaceuticals, Inc.                  3,113                         --
Ultragenyx Pharmaceutical, Inc. (a)            3,425                    212,658
United Therapeutics Corp. (a)                  6,963                  1,200,665
Vanda Pharmaceuticals, Inc. (a)                6,032                     56,098
Vical, Inc. (a)                               29,769                     28,129
Vitae Pharmaceuticals, Inc. (a)                  635                      7,436
Vital Therapies, Inc. (a)                        579                     14,481
Vivus, Inc. (a)(b)                            17,507                     43,067
Xencor Inc. (a)                                4,814                     73,750
XenoPort, Inc. (a)                            10,358                     73,749
XOMA Corp. (a)                                14,458                     52,627
ZIOPHARM Oncology, Inc. (a)(b)                17,961                    193,440
ZS Pharma, Inc. (a)                              860                     36,189
                                                                  -------------
                                                                     45,946,399
-------------------------------------------------------------------------------
REAL ESTATE INVESTMENT & SERVICES -- 1.0%
Alexander & Baldwin, Inc.                      6,845                    295,567
Altisource Portfolio Solutions SA (a)(b)       2,384                     30,682
American Realty Investors, Inc. (a)            1,631                      8,791
AV Homes, Inc. (a)                             2,544                     40,602
BBX Capital Corp. (a)                          1,716                     31,918
CareTrust REIT, Inc.                           6,408                     86,892
Columbia Property Trust, Inc.                 19,040                    514,461
Consolidated-Tomoka Land Co.                   1,260                     75,172
Forest City Enterprises, Inc., Class A (a)    24,288                    619,830
Forestar Group, Inc. (a)                       5,654                     89,164
Gaming and Leisure Properties, Inc.           13,835                    510,096
HFF, Inc., Class A                             5,216                    195,809
The Howard Hughes Corp. (a)                    5,253                    814,320
Jones Lang LaSalle, Inc.                       6,526                  1,112,030
Kennedy-Wilson Holdings, Inc.                 10,998                    287,488
Maui Land & Pineapple Co., Inc. (a)            5,106                     30,176
Nationstar Mortgage Holdings, Inc. (a)         3,601                     89,197
RE/MAX Holdings, Inc., Class A                 1,928                     64,029
Realogy Holdings Corp. (a)                    21,430                    974,636
Reis, Inc.                                     1,837                     47,101
The St. Joe Co. (a)                           13,438                    249,409
Tejon Ranch Co. (a)                            2,659                     70,331
Zillow Group, Inc., Class A Class A (a)        6,197                    621,559
                                                                  -------------
                                                                      6,859,260
-------------------------------------------------------------------------------
REAL ESTATE INVESTMENT TRUSTS (REITs) -- 9.0%
Acadia Realty Trust                            9,651                    336,627
AG Mortgage Investment Trust, Inc.             4,392                     82,745
Agree Realty Corp.                             3,375                    111,274
Alexander's, Inc.                                462                    210,940
Alexandria Real Estate Equities, Inc.         10,646                  1,043,734
Altisource Residential Corp.                   9,073                    189,263
American Assets Trust, Inc.                    5,207                    225,359
American Campus Communities, Inc.             15,864                    680,090
American Capital Agency Corp.                 50,760                  1,082,711
American Capital Mortgage
   Investment Corp.                            7,748                    139,154
American Homes 4 Rent, Class A                20,595                    340,847
American Realty Capital Properties, Inc.     134,167                  1,321,545
American Residential Properties, Inc. (a)      5,489                     98,747
Annaly Capital Management, Inc.              135,856                  1,412,902
Anworth Mortgage Asset Corp.                  19,542                     99,469
Apollo Commercial Real Estate
   Finance, Inc.                               8,159                    140,172
Apollo Residential Mortgage, Inc.              5,765                     91,952
Arbor Realty Trust, Inc.                       9,585                     66,903
Arlington Asset Investment Corp.               1,883                     45,305
ARMOUR Residential REIT, Inc.                 59,489                    188,580

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   QUANTITATIVE MASTER SERIES LLC                         MARCH 31, 2015   20

================================================================================

SCHEDULE OF INVESTMENTS (continued)          MASTER EXTENDED MARKET INDEX SERIES
                                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

COMMON STOCKS                                 SHARES                   VALUE
-------------------------------------------------------------------------------
REAL ESTATE INVESTMENT TRUSTS (REITs) (CONTINUED)
Ashford Hospitality Prime, Inc.                3,025              $      50,729
Ashford Hospitality Trust, Inc.               12,545                    120,683
Associated Estates Realty Corp.                8,526                    210,422
Aviv REIT, Inc.                                3,753                    136,985
BioMed Realty Trust, Inc.                     29,081                    658,975
Blackstone Mortgage Trust, Inc.,
   Class A                                     7,489                    212,463
Bluerock Residential Growth REIT, Inc.         1,185                     15,796
Brandywine Realty Trust                       26,057                    416,391
Brixmor Property Group, Inc.                  19,721                    523,593
BRT Realty Trust (a)                           3,601                     25,711
Camden Property Trust                         12,650                    988,345
Campus Crest Communities, Inc.                10,740                     76,898
Capstead Mortgage Corp.                       13,114                    154,352
CBL & Associates Properties, Inc.             25,753                    509,909
Cedar Realty Trust, Inc.                      12,109                     90,696
Chambers Street Properties                    36,585                    288,290
Chatham Lodging Trust                          5,995                    176,313
Chesapeake Lodging Trust                       7,920                    267,934
Chimera Investment Corp.                     149,738                    470,177
CIM Commercial Trust Corp.                     2,227                     41,222
Colony Financial, Inc.                        14,537                    376,799
Coresite Realty Corp.                          3,504                    170,575
Corporate Office Properties Trust             13,407                    393,898
Cousins Properties, Inc.                      27,054                    286,772
CubeSmart                                     23,363                    564,216
CyrusOne, Inc.                                 5,141                    159,988
CYS Investments, Inc.                         22,332                    198,978
DCT Industrial Trust, Inc.                    11,926                    413,355
DDR Corp.                                     43,400                    808,108
DiamondRock Hospitality Co.                   28,241                    399,045
Digital Realty Trust, Inc.                    19,699                  1,299,346
Douglas Emmett, Inc.                          20,008                    596,438
Duke Realty Corp.                             49,363                  1,074,633
DuPont Fabros Technology, Inc.                10,020                    327,454
Dynex Capital, Inc.                            8,166                     69,166
EastGroup Properties, Inc.                     4,779                    287,409
Education Realty Trust, Inc.                   5,688                    201,241
Empire State Realty Trust, Inc.,
   Class A                                    14,404                    270,939
EPR Properties                                 8,521                    511,516
Equity Commonwealth (a)                       18,596                    493,724
Equity Lifestyle Properties, Inc.             11,790                    647,861
Equity One, Inc.                              10,596                    282,807
Excel Trust, Inc.                             11,118                    155,874
Extra Space Storage, Inc.                     16,067                  1,085,647
Federal Realty Investment Trust                9,967                  1,467,242
FelCor Lodging Trust, Inc.                    16,940                    194,641
First Industrial Realty Trust, Inc.           15,801                    338,615
First Potomac Realty Trust                    10,450                    124,251
Franklin Street Properties Corp.              14,004                    179,531
Geo Group, Inc.                               10,503                    459,401
Getty Realty Corp.                             4,945                     89,999
Gladstone Commercial Corp.                     5,198                     96,735
Government Properties Income
   Trust                                       8,160                    186,456
Gramercy Property Trust, Inc.                  5,962                    167,353
Hannon Armstrong Sustainable
  Infrastructure Capital, Inc.                 4,420                     80,798
Hatteras Financial Corp.                      13,631                    247,539
Healthcare Realty Trust, Inc.                 14,365                    399,060
Healthcare Trust of America, Inc.,
   Class A                                    17,919                    499,223
Hersha Hospitality Trust                      30,134                    194,967
Highwoods Properties, Inc.                    13,243                    606,265
Home Properties, Inc.                          8,525                    590,697
Hospitality Properties Trust                  22,405                    739,141
Hudson Pacific Properties, Inc.                9,641                    319,985
Independence Realty Trust, Inc.                7,288                     69,163
InfraREIT, Inc.                                3,194                     91,316
Inland Real Estate Corp.                      13,981                    149,457
Invesco Mortgage Capital, Inc.                17,793                    276,325
Investors Real Estate Trust                   18,496                    138,720
iStar Financial, Inc. (a)                     11,282                    146,666
Kilroy Realty Corp.                           12,656                    964,008
Kite Realty Group Trust                       12,137                    341,899
LaSalle Hotel Properties                      15,451                    600,426
Lexington Realty Trust                        29,464                    289,631
Liberty Property Trust                        21,892                    781,544
LTC Properties, Inc.                           5,603                    257,738
Mack-Cali Realty Corp.                        12,852                    247,787
Medical Properties Trust, Inc.                29,782                    438,987
MFA Financial, Inc.                           52,191                    410,221
Mid-America Apartment
   Communities, Inc.                          11,039                    852,984
Monmouth Real Estate Investment
   Corp., Class A                              9,962                    110,678
Monogram Residential Trust, Inc.              23,867                    222,440
National Health Investors, Inc.                4,453                    316,208
National Retail Properties, Inc.              18,515                    758,560
New Residential Investment Corp.              20,451                    307,379
New Senior Investment Group, Inc.              9,524                    158,384
New York Mortgage Trust, Inc.                 18,994                    147,393
New York REIT, Inc.                           24,354                    255,230
Newcastle Investment Corp.                     9,524                     46,191
NorthStar Realty Finance Corp.                37,163                    673,394
Omega Healthcare Investors, Inc.              20,164                    818,053
One Liberty Properties, Inc.                   3,179                     77,631
Paramount Group, Inc.                         21,447                    413,927
Parkway Properties, Inc.                      11,089                    192,394
Pebblebrook Hotel Trust                        9,764                    454,709
Pennsylvania Real Estate
   Investment Trust                           10,676                    248,003
PennyMac Mortgage Investment
   Trust (c)                                  10,450                    222,481

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   QUANTITATIVE MASTER SERIES LLC                         MARCH 31, 2015   21
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SCHEDULE OF INVESTMENTS (continued)          MASTER EXTENDED MARKET INDEX SERIES
                                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

COMMON STOCKS                                 SHARES                   VALUE
-------------------------------------------------------------------------------
REAL ESTATE INVESTMENT TRUSTS (REITs) (CONTINUED)
Physicians Realty Trust                        9,578              $     168,669
Piedmont Office Realty Trust, Inc.,
   Class A                                    21,915                    407,838
Post Properties, Inc.                          8,052                    458,400
Potlatch Corp.                                 6,073                    243,163
PS Business Parks, Inc.                        2,968                    246,463
QTS Realty Trust, Inc., Class A                3,182                    115,857
RAIT Financial Trust                           9,876                     67,749
Ramco-Gershenson Properties
   Trust                                      11,192                    208,171
Rayonier, Inc.                                18,813                    507,198
Realty Income Corp.                           32,933                  1,699,343
Redwood Trust, Inc.                           12,734                    227,557
Regency Centers Corp.                         13,766                    936,639
Resource Capital Corp.                        24,290                    110,277
Retail Opportunity Investments
   Corp.                                      13,711                    250,911
Retail Properties of America, Inc.,
   Class A                                    33,268                    533,286
Rexford Industrial Realty, Inc.                8,906                    140,804
RLJ Lodging Trust                             17,926                    561,263
Rouse Properties, Inc.                         5,638                    106,896
Sabra Health Care REIT, Inc.                   7,937                    263,112
Saul Centers, Inc.                             1,932                    110,510
Select Income REIT                             5,533                    138,270
Senior Housing Properties Trust               34,159                    757,988
Silver Bay Realty Trust Corp.                  6,204                    100,257
Sovran Self Storage, Inc.                      4,831                    453,824
Spirit Realty Capital, Inc.                   56,368                    680,925
STAG Industrial, Inc.                          9,468                    222,687
Starwood Property Trust, Inc.                 32,584                    791,791
Starwood Waypoint Residential
   Trust                                       6,388                    165,130
STORE Capital Corp.                            4,204                     98,163
Strategic Hotels & Resorts, Inc. (a)          37,440                    465,379
Summit Hotel Properties, Inc.                 12,562                    176,747
Sun Communities, Inc.                          7,269                    484,988
Sunstone Hotel Investors, Inc.                28,174                    469,661
Supertel Hospitality, Inc. (a)                   985                      1,655
Tanger Factory Outlet Centers                 14,142                    497,374
Taubman Centers, Inc.                          9,446                    728,570
Terreno Realty Corp.                           6,723                    153,284
Two Harbors Investment Corp.                  53,672                    569,997
UDR, Inc.                                     37,716                  1,283,475
UMH Properties, Inc.                           6,889                     69,372
United Development Funding IV (b)              4,691                     82,186
Universal Health Realty Income
   Trust                                       1,725                     97,031
Urban Edge Properties                         12,647                    299,734
Urstadt Biddle Properties, Inc.,
   Class A                                     3,630                     83,708
Walter Investment Management
   Corp. (a)(b)                                5,793                     93,557
Washington Real Estate
   Investment Trust                            9,975                    275,609
Weingarten Realty Investors                   16,823                    605,292
Western Asset Mortgage Capital
   Corp. (b)                                   6,076                     91,626
WP Carey, Inc.                                14,023                    953,564
WP Glimcher, Inc.                             28,031                    466,156
Xenia Hotels & Resorts, Inc.                  10,257                    233,347
                                                                  -------------
                                                                     61,837,271
-------------------------------------------------------------------------------
SOFTWARE & COMPUTER SERVICES -- 6.3%
ACI Worldwide, Inc. (a)                       17,414                    377,187
Actua Corp. (a)                                6,343                     98,253
Advent Software, Inc.                          6,440                    284,068
Allscripts Healthcare Solutions, Inc. (a)     24,263                    290,186
American Software, Inc., Class A               5,062                     51,734
Angie's List, Inc. (a)                         7,923                     46,508
ANSYS, Inc. (a)                               13,168                  1,161,286
AOL, Inc. (a)                                 11,673                    462,368
Arista Networks, Inc. (a)                        749                     52,827
Aspen Technology, Inc. (a)                    12,975                    499,408
Athenahealth, Inc. (a)                         5,631                    672,285
Authentidate Holding Corp. (a)                13,517                      4,454
Barracuda Networks, Inc. (a)                   1,049                     40,355
Blackbaud, Inc.                                6,868                    325,406
Blucora, Inc. (a)                              6,758                     92,314
Bottomline Technologies, Inc. (a)              6,036                    165,205
Brightcove, Inc. (a)                           2,354                     17,255
BroadSoft, Inc. (a)                            4,650                    155,589
CACI International, Inc., Class A (a)          3,395                    305,278
Cadence Design Systems, Inc. (a)              43,119                    795,114
Calix, Inc. (a)                                6,241                     52,362
Callidus Software, Inc. (a)                    7,727                     97,978
CDW Corp.                                     17,339                    645,704
ChannelAdvisor Corp. (a)                       2,829                     27,413
CIBER, Inc. (a)                               11,476                     47,281
Cogent Communications Group, Inc.              6,813                    240,703
CommVault Systems, Inc. (a)                    6,399                    279,636
Computer Programs & Systems, Inc.              1,810                     98,211
Computer Task Group, Inc.                      2,432                     17,778
Comverse, Inc. (a)                             3,640                     71,708
Cornerstone OnDemand, Inc. (a)                 7,517                    217,166
Covisint Corp. (a)                             4,614                      9,366
CSG Systems International, Inc.                5,270                    160,155
Cvent, Inc. (a)                                2,021                     56,669
Datalink Corp. (a)                             3,557                     42,826
DealerTrack Holdings, Inc. (a)                 6,632                    255,465
Demandware, Inc. (a)                           4,556                    277,460
DeVry Education Group, Inc.                    8,225                    274,386
Digimarc Corp.                                 1,549                     34,001

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   QUANTITATIVE MASTER SERIES LLC                         MARCH 31, 2015   22
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SCHEDULE OF INVESTMENTS (continued)          MASTER EXTENDED MARKET INDEX SERIES
                                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

COMMON STOCKS                                 SHARES                   VALUE
-------------------------------------------------------------------------------
SOFTWARE & COMPUTER SERVICES (CONTINUED)
DST Systems, Inc.                              4,273              $     473,064
Ebix, Inc. (b)                                 4,986                    151,475
Ellie Mae, Inc. (a)                            4,072                    225,222
Endurance International Group
   Holdings, Inc. (a)                          8,529                    162,563
Envestnet, Inc. (a)                            4,798                    269,072
EPAM Systems, Inc. (a)                         3,471                    212,738
EPIQ Systems, Inc.                             4,838                     86,745
Evolving Systems, Inc.                         2,275                     19,815
Fair Isaac Corp.                               4,552                    403,853
FalconStor Software, Inc. (a)                 16,584                     25,705
FireEye, Inc. (a)                              5,004                    196,407
Forrester Research, Inc.                       1,834                     67,455
Fortinet, Inc. (a)                            20,649                    721,683
Gartner, Inc. (a)                             12,925                  1,083,761
Gigamon, Inc. (a)                              2,926                     62,148
Gogo, Inc. (a)(b)                              7,218                    137,575
GSE Systems, Inc. (a)                          1,794                      2,691
Guidance Software, Inc. (a)                    4,351                     23,539
Guidewire Software, Inc. (a)                  10,363                    545,197
The Hackett Group, Inc.                        5,104                     45,630
IAC/InterActiveCorp                           11,345                    765,447
iGATE Corp. (a)                                4,787                    204,213
Immersion Corp. (a)                            5,072                     46,561
IMS Health Holdings, Inc. (a)                  9,802                    265,340
Infoblox, Inc. (a)                             7,904                    188,669
Informatica Corp. (a)                         16,104                    706,241
Innodata, Inc. (a)                             5,402                     14,261
Interactive Intelligence Group, Inc. (a)       2,629                    108,262
Internap Network Services Corp. (a)            9,928                    101,563
Internet Patents Corp. (a)                     1,044                      2,788
IntraLinks Holdings, Inc. (a)                  6,886                     71,201
j2 Global, Inc.                                6,861                    450,631
The KEYW Holding Corp. (a)(b)                  4,780                     39,339
Leidos Holdings, Inc.                          9,070                    380,577
Limelight Networks, Inc. (a)                  14,112                     51,227
LivePerson, Inc. (a)                           8,346                     85,421
LogMeIn, Inc. (a)                              3,729                    208,787
Looksmart Ltd. (a)                             3,019                      1,811
Manhattan Associates, Inc. (a)                11,164                    565,010
Marketo, Inc. (a)                              3,733                     95,639
Mastech Holdings, Inc. (a)                     1,020                      9,282
Mavenir Systems, Inc. (a)                      1,032                     18,308
MedAssets, Inc. (a)                            9,470                    178,225
Medidata Solutions, Inc. (a)                   8,016                    393,105
Mentor Graphics Corp.                         14,013                    336,732
Merge Healthcare, Inc. (a)                    14,369                     64,229
MicroStrategy, Inc., Class A (a)               1,382                    233,821
Monotype Imaging Holdings, Inc.                5,834                    190,422
Netscout Systems, Inc. (a)                     5,584                    244,858
NetSuite, Inc. (a)                             5,208                    483,094
NIC, Inc.                                      9,365                    165,480
Nuance Communications, Inc. (a)               37,514                    538,326
Palo Alto Networks, Inc. (a)                   9,764                  1,426,325
PC-Tel, Inc.                                   3,495                     27,960
PDF Solutions, Inc. (a)                        4,645                     83,238
Pegasystems, Inc.                              5,608                    121,974
Perficient, Inc. (a)                           5,910                    122,278
Premier, Inc., Class A (a)                     4,858                    182,564
Premiere Global Services, Inc. (a)             6,927                     66,222
Progress Software Corp. (a)                    7,757                    210,758
Proofpoint, Inc. (a)                           5,140                    304,391
PROS Holdings, Inc. (a)                        4,092                    101,113
PTC, Inc. (a)                                 17,279                    624,981
QAD, Inc., Class A                             1,149                     27,806
QAD, Inc., Class B                             1,021                     20,420
QLIK Technologies, Inc. (a)                   13,596                    423,244
Quality Systems, Inc.                          7,462                    119,243
Qualys, Inc. (a)                               3,043                    141,439
Rackspace Hosting, Inc. (a)                   17,135                    883,995
RealPage, Inc. (a)                             8,141                    163,960
Rightside Group Ltd. (a)                       1,909                     19,376
RigNet, Inc. (a)                               2,204                     63,012
RingCentral, Inc., Class A (a)                 3,039                     46,588
Rocket Fuel, Inc. (a)(b)                       2,370                     21,804
Rosetta Stone, Inc. (a)                        3,184                     24,230
Rovi Corp. (a)                                14,183                    258,272
Science Applications International
   Corp.                                       5,931                    304,557
SciQuest, Inc. (a)                             4,688                     79,368
Selectica, Inc. (a)                            2,985                     19,403
ServiceNow, Inc. (a)                          19,289                  1,519,587
Shutterstock, Inc. (a)                         1,934                    132,808
Silver Spring Networks, Inc. (a)               3,753                     33,552
Smith Micro Software, Inc. (a)                 7,292                      9,334
SoftBrands, Inc. (a)                             114                         --
SolarWinds, Inc. (a)                           9,809                    502,613
Solera Holdings, Inc.                         10,149                    524,297
Splunk, Inc. (a)                              17,728                  1,049,498
SPS Commerce, Inc. (a)                         2,710                    181,841
SS&C Technologies Holdings, Inc.               9,629                    599,887
Support.com, Inc. (a)                         13,215                     20,615
Synchronoss Technologies, Inc. (a)             4,820                    228,757
Synopsys, Inc. (a)                            22,844                  1,058,134
Syntel, Inc. (a)                               4,578                    236,820
Tableau Software, Inc., Class A (a)            5,580                    516,262
Tangoe, Inc. (a)                               6,350                     87,630
TeleCommunication Systems, Inc.,
   Class A (a)                                11,480                     43,968
TeleNav, Inc. (a)                              4,941                     39,133
Textura Corp. (a)                              2,287                     62,161
Twitter, Inc. (a)                             74,504                  3,731,160
Tyler Technologies, Inc. (a)                   4,901                    590,718

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   QUANTITATIVE MASTER SERIES LLC                         MARCH 31, 2015   23
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SCHEDULE OF INVESTMENTS (continued)          MASTER EXTENDED MARKET INDEX SERIES
                                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

COMMON STOCKS                                 SHARES                   VALUE
-------------------------------------------------------------------------------
SOFTWARE & COMPUTER SERVICES (CONCLUDED)
The Ultimate Software Group, Inc. (a)          4,195              $     712,961
Unisys Corp. (a)                               7,423                    172,288
United Online, Inc. (a)                        3,255                     51,852
Unwired Planet, Inc. (a)                      11,796                      6,745
Vantiv, Inc., Class A (a)                     21,651                    816,243
VASCO Data Security International,
   Inc. (a)(b)                                 4,683                    100,872
Vectrus, Inc. (a)                              1,503                     38,311
Veeva Systems, Inc., Class A (a)               4,677                    119,404
Verint Systems, Inc. (a)                       8,298                    513,895
VirnetX Holding Corp. (a)(b)                   6,877                     41,881
Virtusa Corp. (a)                              4,107                    169,948
VMware, Inc., Class A (a)                     12,568                  1,030,702
Voltari Corp. (a)                              1,272                      1,285
Web.com Group, Inc. (a)                        7,721                    146,313
Workday, Inc., Class A (a)                    13,662                  1,153,209
Zendesk, Inc. (a)                                968                     21,964
Zix Corp. (a)                                 11,716                     46,044
zulily, Inc., Class A (a)                      2,373                     30,825
Zynga, Inc., Class A (a)                      98,632                    281,101
                                                                  -------------
                                                                     43,441,695
-------------------------------------------------------------------------------
SUPPORT SERVICES -- 4.8%
ABM Industries, Inc.                           7,020                    223,657
Acacia Research Corp.                          8,239                     88,157
The Advisory Board Co. (a)                     6,226                    331,721
AM Castle & Co. (a)(b)                         3,004                     10,965
Amdocs Ltd.                                   22,795                  1,240,048
AMN Healthcare Services, Inc. (a)              7,283                    168,019
Applied Industrial Technologies, Inc.          5,953                    269,909
ARC Document Solutions, Inc. (a)               6,901                     63,696
Barnes Group, Inc.                             6,708                    271,607
Barrett Business Services, Inc.                1,189                     50,937
Bazaarvoice, Inc. (a)                          7,247                     40,946
Black Box Corp.                                2,395                     50,127
Booz Allen Hamilton Holding Corp.             14,180                    410,369
The Brink's Co.                                6,746                    186,392
Broadridge Financial Solutions, Inc.          17,372                    955,634
Cardtronics, Inc. (a)                          6,774                    254,702
Cartesian, Inc. (a)                            2,116                      7,448
Casella Waste Systems, Inc. (a)                9,636                     52,998
Cass Information Systems, Inc.                 1,314                     73,768
CBIZ, Inc. (a)                                 6,146                     57,342
CDI Corp.                                      1,891                     26,569
Cenveo, Inc. (a)                              14,736                     31,535
Clean Harbors, Inc. (a)                        7,780                    441,748
Comfort Systems USA, Inc.                      5,684                    119,591
Convergys Corp.                               14,319                    327,476
CoreLogic, Inc. (a)                           13,053                    460,379
The Corporate Executive Board Co.              5,083                    405,928
Corrections Corp. of America                  17,205                    692,673
CoStar Group, Inc. (a)                         4,767                    943,056
CRA International, Inc. (a)                    1,964                     61,120
Crawford & Co., Class B                        3,747                     32,374
Cross Country Healthcare, Inc. (a)             5,567                     66,025
Deluxe Corp.                                   7,145                    495,006
Dice Holdings, Inc. (a)                        6,055                     54,011
DigitalGlobe, Inc. (a)                        10,483                    357,156
DXP Enterprises, Inc. (a)                      1,677                     73,939
Ennis, Inc.                                    3,906                     55,153
Euronet Worldwide, Inc. (a)                    7,261                    426,584
EVERTEC, Inc.                                 11,013                    240,744
ExamWorks Group, Inc. (a)                      5,411                    225,206
ExlService Holdings, Inc. (a)                  4,795                    178,374
The ExOne Co. (a)(b)                           1,264                     17,254
Exponent, Inc.                                 2,015                    179,133
FleetCor Technologies, Inc. (a)               10,970                  1,655,592
Franklin Covey Co. (a)                         2,677                     51,559
Frontline Capital Group (a)                      300                         --
FTI Consulting, Inc. (a)                       5,990                    224,385
Furmanite Corp. (a)                            6,832                     53,904
G&K Services, Inc., Class A                    2,859                    207,363
Genpact Ltd. (a)                              22,787                    529,798
Global Cash Access Holdings, Inc. (a)         10,402                     79,263
Global Payments, Inc.                          9,824                    900,664
Global Power Equipment Group, Inc.             2,352                     31,046
GP Strategies Corp. (a)                        2,548                     94,276
HD Supply Holdings, Inc. (a)                  22,128                    689,398
Heartland Payment Systems, Inc.                5,291                    247,883
Heidrick & Struggles International, Inc.       2,179                     53,560
Heritage-Crystal Clean, Inc. (a)               1,910                     22,347
Higher One Holdings, Inc. (a)                  7,183                     17,383
Hudson Global, Inc. (a)                        7,486                     20,437
Huron Consulting Group, Inc. (a)               3,528                    233,377
ICF International, Inc. (a)                    3,065                    125,205
Imperva, Inc. (a)                              2,965                    126,605
InnerWorkings, Inc. (a)                        7,279                     48,915
Insperity, Inc.                                3,118                    163,040
Jack Henry & Associates, Inc.                 11,888                    830,852
Kaman Corp.                                    3,831                    162,549
Kelly Services, Inc., Class A                  3,722                     64,912
Kforce, Inc.                                   4,578                    102,135
Korn/Ferry International                       7,608                    250,075
LifeLock, Inc. (a)                            11,210                    158,173
LinkedIn Corp. (a)                            15,301                  3,823,108
Lionbridge Technologies, Inc. (a)             10,173                     58,190
Manpowergroup, Inc.                           11,461                    987,365
MAXIMUS, Inc.                                  9,734                    649,842
McGrath RentCorp                               3,369                    110,874
Mistras Group, Inc. (a)                        3,074                     59,205

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   QUANTITATIVE MASTER SERIES LLC                         MARCH 31, 2015   24

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SCHEDULE OF INVESTMENTS (continued)          MASTER EXTENDED MARKET INDEX SERIES
                                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

COMMON STOCKS                                 SHARES                   VALUE
-------------------------------------------------------------------------------
SUPPORT SERVICES (CONCLUDED)
Mobile Mini, Inc.                              6,204              $     264,539
ModusLink Global Solutions, Inc. (a)           9,568                     36,837
Monster Worldwide, Inc. (a)                   14,709                     93,255
MSC Industrial Direct Co., Inc., Class A       7,104                    512,909
Navigant Consulting, Inc. (a)                  7,309                     94,725
NeuStar, Inc., Class A (a)(b)                  8,174                    201,244
Odyssey Marine Exploration, Inc. (a)(b)       20,285                     14,199
On Assignment, Inc. (a)                        7,252                    278,259
Park-Ohio Holdings Corp.                       1,503                     79,163
Perma-Fix Environmental Services (a)           1,887                      7,284
Power Solutions International, Inc. (a)          377                     24,237
PowerSecure International, Inc. (a)            3,462                     45,560
PRGX Global, Inc. (a)                          6,115                     24,582
Quad/Graphics, Inc.                            3,688                     84,750
Quest Resource Holding Corp. (a)(b)            6,457                      8,136
Rentrak Corp. (a)                              1,899                    105,508
Resources Connection, Inc.                     5,694                     99,645
RPX Corp. (a)                                  6,187                     89,031
RR Donnelley & Sons Co.                       29,552                    567,103
Schnitzer Steel Industries, Inc., Class A      3,674                     58,270
ServiceSource International, Inc. (a)         10,518                     32,606
Sharps Compliance Corp. (a)                    5,668                     35,992
StarTek, Inc. (a)                              3,340                     24,883
Sykes Enterprises, Inc. (a)                    5,857                    145,546
Team, Inc. (a)                                 3,018                    117,642
TeleTech Holdings, Inc.                        2,778                     70,700
Tetra Tech, Inc.                               9,087                    218,270
Towers Watson & Co., Class A                  10,089                  1,333,614
TriNet Group, Inc. (a)                         4,046                    142,541
TrueBlue, Inc. (a)                             6,199                    150,946
U.S. Ecology, Inc.                             3,122                    156,006
UniFirst Corp.                                 2,188                    257,506
United Stationers, Inc.                        5,522                    226,347
Universal Technical Institute, Inc.            3,377                     32,419
Verisk Analytics, Inc., Class A (a)           21,727                  1,551,308
Viad Corp.                                     3,107                     86,437
WageWorks, Inc. (a)                            4,832                    257,691
Waste Connections, Inc.                       18,071                    869,938
WEX, Inc. (a)                                  5,639                    605,403
                                                                  -------------
                                                                     32,557,787
-------------------------------------------------------------------------------
TECHNOLOGY HARDWARE & EQUIPMENT -- 4.4%
3D Systems Corp. (a)(b)                       15,289                    419,224
ADTRAN, Inc.                                   8,221                    153,486
Advanced Energy Industries, Inc. (a)           5,935                    152,292
Advanced Micro Devices, Inc. (a)              94,030                    252,000
Agilysys, Inc. (a)                             3,119                     30,691
Alliance Fiber Optic Products, Inc.            2,653                     46,215
Amkor Technology, Inc. (a)                    16,514                    145,901
Amtech Systems, Inc. (a)                       2,148                     24,015
ANADIGICS, Inc. (a)                           19,442                     26,441
Applied Micro Circuits Corp. (a)              11,676                     59,548
ARRIS Group, Inc. (a)                         18,325                    529,501
Aruba Networks, Inc. (a)                      16,365                    400,779
Atmel Corp.                                   61,072                    502,623
Axcelis Technologies, Inc. (a)                19,244                     45,801
Brocade Communications
   Systems, Inc.                              63,008                    747,590
Brooks Automation, Inc.                        9,688                    112,671
Cabot Microelectronics Corp. (a)               3,440                    171,897
CalAmp Corp. (a)                               5,523                     89,417
Cavium, Inc. (a)                               8,042                    569,534
Ceva, Inc. (a)                                 3,718                     79,268
Ciena Corp. (a)                               16,392                    316,529
Cirrus Logic, Inc. (a)                         9,173                    305,094
Clearfield, Inc. (a)                           2,370                     35,123
Cohu, Inc.                                     3,077                     33,662
CommScope Holding Co., Inc. (a)               14,867                    424,304
Comtech Telecommunications Corp.               2,512                     72,722
Concurrent Computer Corp.                      3,805                     24,086
Cray, Inc. (a)                                 6,241                    175,247
Cree, Inc. (a)                                16,280                    577,777
Cypress Semiconductor Corp. (a)               46,164                    651,374
Dataram Corp. (a)                                893                      1,956
Diebold, Inc.                                  9,578                    339,636
Digi International, Inc. (a)                   4,719                     47,096
Diodes, Inc. (a)                               5,275                    150,654
Dot Hill Systems Corp. (a)                    11,411                     60,478
DSP Group, Inc. (a)                            3,838                     45,979
Dycom Industries, Inc. (a)                     5,349                    261,245
EchoStar Corp., Class A (a)                    6,098                    315,389
Electronics for Imaging, Inc. (a)              6,964                    290,747
Emcore Corp. (a)                               6,726                     36,589
Emulex Corp. (a)                              12,505                     99,665
Entegris, Inc. (a)                            20,561                    281,480
Entropic Communications, Inc. (a)             15,197                     44,983
ePlus, Inc. (a)                                  862                     74,934
Exar Corp. (a)                                 7,831                     78,702
Extreme Networks, Inc. (a)                    15,559                     49,166
Fairchild Semiconductor
   International, Inc. (a)                    17,501                    318,168
Finisar Corp. (a)                             14,897                    317,902
FormFactor, Inc. (a)                           8,934                     79,245
Freescale Semiconductor Ltd. (a)              14,909                    607,691
GSI Technology, Inc. (a)                       4,254                     25,099

--------------------------------------------------------------------------------
   QUANTITATIVE MASTER SERIES LLC                         MARCH 31, 2015   25

================================================================================

SCHEDULE OF INVESTMENTS (continued)          MASTER EXTENDED MARKET INDEX SERIES
                                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

COMMON STOCKS                                 SHARES                   VALUE
-------------------------------------------------------------------------------
TECHNOLOGY HARDWARE & EQUIPMENT (CONTINUED)
Harmonic, Inc. (a)                            14,595              $     108,149
Hutchinson Technology, Inc. (a)                7,941                     21,202
ID Systems, Inc. (a)                           3,541                     22,556
Identiv, Inc. (a)                              1,928                     16,542
Ikanos Communications, Inc. (a)                1,591                      4,471
Infinera Corp. (a)                            18,795                    369,698
Ingram Micro, Inc., Class A (a)               22,616                    568,114
Inphi Corp. (a)                                3,982                     70,999
Insight Enterprises, Inc. (a)                  5,928                    169,067
Integrated Device Technology, Inc. (a)        20,792                    416,256
Integrated Silicon Solution, Inc.              4,637                     82,956
InterDigital, Inc.                             5,542                    281,201
Intersil Corp., Class A                       18,669                    267,340
Intra-Cellular Therapies, Inc. (a)             4,074                     97,287
InvenSense, Inc. (a)(b)                       10,110                    153,773
Ixia (a)                                       9,113                    110,541
IXYS Corp.                                     3,911                     48,184
JDS Uniphase Corp. (a)                        34,310                    450,147
Kopin Corp. (a)                               11,813                     41,582
Kulicke & Soffa Industries, Inc. (a)          11,109                    173,634
KVH Industries, Inc. (a)                       2,945                     44,528
Lantronix, Inc. (a)                            9,095                     16,462
Lattice Semiconductor Corp. (a)               18,197                    115,369
Lexmark International, Inc., Class A           8,961                    379,409
Loral Space & Communications, Inc. (a)         2,066                    141,397
LRAD Corp. (a)                                 8,678                     20,393
Marvell Technology Group Ltd.                 59,855                    879,868
Mattson Technology, Inc. (a)                  14,564                     57,382
Maxim Integrated Products, Inc.               40,797                  1,420,144
MaxLinear, Inc., Class A (a)                   5,193                     42,219
Mercury Systems, Inc. (a)                      5,539                     86,131
Micrel, Inc.                                   6,402                     96,542
Microsemi Corp. (a)                           14,005                    495,777
MKS Instruments, Inc.                          7,933                    268,215
Monolithic Power Systems, Inc.                 5,208                    274,201
MoSys, Inc. (a)                               11,339                     23,812
Nanometrics, Inc. (a)                          4,363                     73,386
NCR Corp. (a)                                 24,741                    730,107
NETGEAR, Inc. (a)                              5,276                    173,475
Nimble Storage, Inc. (a)(b)                    2,646                     59,032
Oclaro, Inc. (a)                              19,536                     38,681
OmniVision Technologies, Inc. (a)              8,160                    215,179
ON Semiconductor Corp. (a)                    63,792                    772,521
Optical Cable Corp.                            1,750                      6,877
PAR Technology Corp. (a)                       3,858                     16,165
Parkervision, Inc. (a)                        17,069                     14,167
PC Connection, Inc.                            2,523                     65,825
Pendrell Corp. (a)                            24,359                     31,667
Pericom Semiconductor Corp.                    3,697                     57,193
Photronics, Inc. (a)                           9,259                     78,701
Pixelworks, Inc. (a)                           3,290                     16,516
Plantronics, Inc.                              6,288                    332,950
PMC - Sierra, Inc. (a)                        29,785                    276,405
Polycom, Inc. (a)                             20,720                    277,648
Power Integrations, Inc.                       4,285                    223,163
Procera Networks, Inc. (a)                     4,723                     44,349
QLogic Corp. (a)                              13,193                    194,465
Qorvo, Inc. (a)                               21,155                  1,686,053
Quantum Corp. (a)                             45,364                     72,582
QuickLogic Corp. (a)                           9,826                     18,964
Qumu Corp. (a)                                 2,149                     28,797
Rambus, Inc. (a)                              17,314                    217,724
Riverbed Technology, Inc. (a)                 22,974                    480,386
Ruckus Wireless, Inc. (a)                      7,115                     91,570
Rudolph Technologies, Inc. (a)                 5,897                     64,985
ScanSource, Inc. (a)                           4,292                    174,470
Seachange International, Inc. (a)              5,030                     39,485
Semtech Corp. (a)                             10,162                    270,766
ShoreTel, Inc. (a)                            10,755                     73,349
Sigma Designs, Inc. (a)                        6,824                     54,797
Silicon Graphics International Corp. (a)       5,817                     50,550
Silicon Laboratories, Inc. (a)                 5,876                    298,324
Sonic Foundry, Inc. (a)                        2,214                     21,432
Sonus Networks, Inc. (a)                       8,411                     66,279
SunEdison Semiconductor, Ltd. (a)              3,186                     82,262
SunEdison, Inc. (a)                           37,043                    889,032
Super Micro Computer, Inc. (a)                 5,222                    173,423
Synaptics, Inc. (a)                            5,441                    442,380
SYNNEX Corp.                                   3,972                    306,837
Systemax, Inc. (a)                             1,844                     22,534
Tech Data Corp. (a)                            5,477                    316,406
Teradyne, Inc.                                31,738                    598,261
Tessera Technologies, Inc.                     6,781                    273,139
Transact Technologies, Inc.                    2,692                     15,910
Ubiquiti Networks, Inc.                        3,318                     98,047
Ultra Clean Holdings, Inc. (a)                 5,086                     36,365
Ultratech, Inc. (a)                            4,365                     75,689
VeriFone Systems, Inc. (a)                    16,801                    586,187
ViaSat, Inc. (a)                               6,472                    385,796
Violin Memory, Inc. (a)                        9,827                     37,048
Vitesse Semiconductor Corp. (a)               12,786                     67,894
VOXX International Corp. (a)                   4,073                     37,309
West Corp.                                     3,886                    131,075
Xcerra Corp. (a)                               8,384                     74,534
                                                                  -------------
                                                                     30,596,277
-------------------------------------------------------------------------------
TOBACCO -- 0.1%
Alliance One International, Inc. (a)          13,572                     14,929
Rock Creek Pharmaceuticals, Inc. (a)(b)       26,933                      2,747
Schweitzer-Mauduit International, Inc.         4,593                    211,829
Universal Corp.                                3,104                    146,385

--------------------------------------------------------------------------------
   QUANTITATIVE MASTER SERIES LLC                         MARCH 31, 2015   26

================================================================================

SCHEDULE OF INVESTMENTS (continued)          MASTER EXTENDED MARKET INDEX SERIES
                                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

COMMON STOCKS                                 SHARES                   VALUE
-------------------------------------------------------------------------------
TOBACCO (CONCLUDED)
Vector Group Ltd.                             10,823              $     237,781
                                                                  -------------
                                                                        613,671
-------------------------------------------------------------------------------
TRAVEL & LEISURE -- 5.1%
Alaska Air Group, Inc.                        18,963                  1,254,971
Allegiant Travel Co.                           1,958                    376,504
Ambassadors Group, Inc. (a)                    4,485                     11,347
AMC Entertainment Holdings, Inc., Class A      2,835                    100,614
ARAMARK                                       21,841                    690,831
Avis Budget Group, Inc. (a)                   15,343                    905,467
Belmond Ltd., Class A (a)                     13,554                    166,443
Biglari Holdings, Inc. (a)                       296                    122,574
BJ's Restaurants, Inc. (a)                     3,359                    169,462
Bloomin' Brands, Inc.                         18,509                    450,324
Bob Evans Farms, Inc.                          3,677                    170,098
Boyd Gaming Corp. (a)                         12,757                    181,149
Bravo Brio Restaurant Group, Inc. (a)          3,909                     57,423
Brinker International, Inc.                    9,551                    587,960
Buffalo Wild Wings, Inc. (a)                   2,824                    511,822
Caesars Entertainment Corp. (a)(b)             5,380                     56,651
Carmike Cinemas, Inc. (a)                      3,932                    132,115
Carrols Restaurant Group, Inc. (a)             7,191                     59,613
Century Casinos, Inc. (a)                      8,083                     44,052
The Cheesecake Factory, Inc.                   6,527                    321,977
Choice Hotels International, Inc.              5,061                    324,258
Churchill Downs, Inc.                          1,778                    204,417
Chuy's Holdings, Inc. (a)                      1,727                     38,909
Cinemark Holdings, Inc.                       15,285                    688,895
ClubCorp Holdings, Inc.                        4,059                     78,582
Cracker Barrel Old Country Store, Inc.         3,496                    531,881
Del Frisco's Restaurant Group, Inc. (a)        3,799                     76,550
Denny's Corp. (a)                             14,009                    159,703
Diamond Resorts International, Inc. (a)        7,254                    242,501
DineEquity, Inc.                               2,576                    275,658
Domino's Pizza, Inc.                           8,211                    825,616
Dover Downs Gaming &
   Entertainment, Inc. (a)                     6,916                      8,092
Dover Motorsports, Inc.                        1,592                      3,773
Dunkin' Brands Group, Inc.                    14,486                    688,954
El Pollo Loco Holdings, Inc. (a)(b)            2,264                     57,981
Eldorado Resorts, Inc. (a)                     4,992                     25,110
Empire Resorts, Inc. (a)(b)                    4,138                     19,035
Entertainment Gaming Asia, Inc. (a)              791                      1,440
Extended Stay America, Inc.                    8,087                    157,939
Famous Dave's Of America, Inc. (a)(b)          1,498                     42,693
Fiesta Restaurant Group, Inc. (a)              4,111                    250,771
Full House Resorts, Inc. (a)                   9,026                     13,629
Gaming Partners International Corp. (a)        1,026                     11,040
Hawaiian Holdings, Inc. (a)                    7,966                    175,451
Hertz Global Holdings, Inc. (a)               65,307                  1,415,856
Hilton Worldwide Holdings, Inc. (a)           60,047                  1,778,592
HomeAway, Inc. (a)                            12,862                    388,047
Hyatt Hotels Corp., Class A (a)                7,986                    472,931
International Game Technology                 36,301                    632,000
International Speedway Corp., Class A          3,616                    117,918
Interval Leisure Group, Inc.                   5,963                    156,290
Isle of Capri Casinos, Inc. (a)                3,638                     51,114
Jack in the Box, Inc.                          5,737                    550,293
Jamba, Inc. (a)                                3,475                     51,117
JetBlue Airways Corp. (a)                     37,660                    724,955
Krispy Kreme Doughnuts, Inc. (a)               9,909                    198,081
La Quinta Holdings, Inc. (a)                   9,711                    229,957
Las Vegas Sands Corp.                         53,315                  2,934,458
Life Time Fitness, Inc. (a)                    5,360                    380,346
Luby's, Inc. (a)                               5,639                     29,266
The Madison Square Garden Co., Class A (a)     8,890                    752,539
The Marcus Corp.                               3,392                     72,216
Marriott Vacations Worldwide Corp.             4,043                    327,685
MGM Resorts International (a)                 50,649                  1,065,148
Monarch Casino & Resort, Inc. (a)              2,366                     45,285
Morgans Hotel Group Co. (a)                    6,164                     47,771
Noodles & Co. (a)(b)                             561                      9,784
Norwegian Cruise Line Holdings Ltd. (a)       14,546                    785,629
Orbitz Worldwide, Inc. (a)                    11,488                    133,950
Panera Bread Co., Class A (a)                  3,805                    608,781
Papa John's International, Inc.                4,602                    284,450
Penn National Gaming, Inc. (a)                10,530                    164,900
Pinnacle Entertainment, Inc. (a)               8,495                    306,585
Popeyes Louisiana Kitchen, Inc. (a)            3,692                    220,855
Premier Exhibitions, Inc. (a)                    849                      3,107
RCI Hospitality Holdings, Inc. (a)             2,654                     27,628
Reading International, Inc., Class A (a)       4,407                     59,274
Red Lion Hotels Corp. (a)                      7,412                     49,438
Red Robin Gourmet Burgers, Inc. (a)            2,150                    187,050
Regal Entertainment Group, Class A            12,421                    283,696
Republic Airways Holdings, Inc. (a)            7,388                    101,585
Ruby Tuesday, Inc. (a)                        10,132                     60,893
Ruth's Hospitality Group, Inc.                 6,029                     95,741
Ryman Hospitality Properties                   7,406                    451,099
Sabre Corp.                                   10,351                    251,529
Scientific Games Corp., Class A (a)            7,878                     82,483
SeaWorld Entertainment, Inc.                   9,734                    187,672

--------------------------------------------------------------------------------
   QUANTITATIVE MASTER SERIES LLC                         MARCH 31, 2015   27

================================================================================

SCHEDULE OF INVESTMENTS (continued)          MASTER EXTENDED MARKET INDEX SERIES
                                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

COMMON STOCKS                                 SHARES                   VALUE
-------------------------------------------------------------------------------
TRAVEL & LEISURE (CONCLUDED)
Six Flags Entertainment Corp.                 13,122              $     635,236
SkyWest, Inc.                                  6,187                     90,392
Sonic Corp.                                    8,050                    255,185
Speedway Motorsports, Inc.                     1,363                     31,008
Spirit Airlines, Inc. (a)                     10,621                    821,641
Steiner Leisure Ltd. (a)                       2,066                     97,928
Texas Roadhouse, Inc.                          8,954                    326,194
Town Sports International
   Holdings, Inc.                              5,154                     35,099
Travelport Worldwide, Ltd. (b)                 4,400                     73,480
Travelzoo, Inc. (a)                            2,100                     20,244
United Continental Holdings, Inc. (a)         55,869                  3,757,190
Vail Resorts, Inc.                             5,243                    542,231
Virgin America, Inc. (a)                       1,930                     58,672
The Wendy's Co.                               39,687                    432,588
World Wrestling Entertainment, Inc.            4,661                     65,301
Zoe's Kitchen, Inc. (a)                        1,699                     56,560
                                                                  -------------
                                                                     35,351,218
                                                                  -------------
TOTAL COMMON STOCKS -- 96.9%                                        665,882,635
-------------------------------------------------------------------------------

                                          BENEFICIAL
                                           INTEREST
OTHER INTERESTS (D)                          (000)                     VALUE
-------------------------------------------------------------------------------
PHARMACEUTICALS & BIOTECHNOLOGY -- 0.0%
Merck KGaA                              USD       26                         --
-------------------------------------------------------------------------------
REAL ESTATE INVESTMENT TRUSTS (REITs) -- 0.0%
AmeriVest Properties, Inc. (a)                     4                         --
-------------------------------------------------------------------------------
TECHNOLOGY HARDWARE & EQUIPMENT -- 0.0%
Gerber Scientific, Inc.                            4                         45
-------------------------------------------------------------------------------
TRAVEL & LEISURE -- 0.0%
FRD Acquisition Co.                               13                         --
-------------------------------------------------------------------------------
TOTAL OTHER INTERESTS -- 0.0%                                                45
-------------------------------------------------------------------------------

RIGHTS                                        SHARES                   VALUE
-------------------------------------------------------------------------------
TECHNOLOGY HARDWARE & EQUIPMENT -- 0.0%
-------------------------------------------------------------------------------
Leap Wireless, CVR (a)                         8,850              $      22,302
-------------------------------------------------------------------------------

WARRANTS (E)                                  SHARES
-------------------------------------------------------------------------------
OIL & GAS PRODUCERS -- 0.0%
Magnum Hunter Resources Corp.,
   (Issued 10/15/13, 1 Share for
   10 Warrant, Expires 4/15/16,
   Strike Price $8.50)                         2,485                         --
-------------------------------------------------------------------------------
TOTAL LONG-TERM INVESTMENTS
(COST -- $395,060,673) -- 96.9%                                     665,904,982
-------------------------------------------------------------------------------

SHORT-TERM SECURITIES
BlackRock Liquidity Funds,
   TempCash, Institutional Class,
   4.80% (c)(f)                           19,420,409                 19,420,409
-------------------------------------------------------------------------------
                                          BENEFICIAL
                                           INTEREST
                                            (000)
-------------------------------------------------------------------------------
BlackRock Liquidity Series, LLC,
   Money Market Series (c)(f)(g)        $  9,721,137                  9,721,137
-------------------------------------------------------------------------------
TOTAL SHORT-TERM SECURITIES
(COST -- $29,141,546) -- 4.2%                                        29,141,546
-------------------------------------------------------------------------------
TOTAL INVESTMENTS
(COST -- $424,202,219) -- 101.1%                                    695,046,528
LIABILITIES IN EXCESS OF OTHER ASSETS -- (1.1)%                      (7,729,298)
                                                                  -------------
NET ASSETS -- 100.0%                                              $ 687,317,230
                                                                  -------------
*  As of March 31, 2015, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost                                                          $ 426,836,613
                                                                  -------------
Gross unrealized appreciation                                     $ 297,581,494
Gross unrealized depreciation                                       (29,371,579)
                                                                  -------------
Net unrealized appreciation                                       $ 268,209,915
                                                                  -------------

-------------------------------------------------------------------------------
NOTES TO SCHEDULE OF INVESTMENTS
-------------------------------------------------------------------------------
(a)     Non-income producing security.
(b)     Security, or a portion of security, is on loan.
(c) During the period ended March 31, 2015, investments in issuers considered to be an affiliate of the Master Series for purposes of
        Section 2(a)(3) of the 1940 Act were as follows:

--------------------------------------------------------------------------------
   QUANTITATIVE MASTER SERIES LLC                         MARCH 31, 2015   28

================================================================================

SCHEDULE OF INVESTMENTS (continued)          MASTER EXTENDED MARKET INDEX SERIES

-------------------------------------------------------------------------------------------------------------------------------
                                    SHARES/
                                  BENEFICIAL                                         SHARES/
                                   INTEREST        SHARES/                         BENEFICIAL
                                   HELD AT       BENEFICIAL      SHARES/            INTEREST          VALUE AT
                                 DECEMBER 31,     INTEREST      BENEFICIAL          HELD AT           MARCH 31,
  AFFILIATE                         2014         PURCHASED    INTEREST SOLD      MARCH 31, 2015         2015        INCOME
-------------------------------------------------------------------------------------------------------------------------------
  BlackRock Liquidity Funds,
     TempFund, Institutional
     Class                        11,546,804      7,873,605              --          19,420,409   $ 19,420,409   $      2,648
  BlackRock Liquidity Series,
     LLC, Money Market Series   $  8,299,209   $  1,421,928              --   $       9,721,137   $  9,721,137   $    176,747
  PennyMac Mortgage
     Investment Trust                 10,450             --              --              10,450   $    222,481   $      6,375
-------------------------------------------------------------------------------------------------------------------------------

(d) Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.
(e) Warrants entitle the Master Series to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date, if any.
(f)    Represents the current yield as of report date.
(g) Security was purchased with the cash collateral from loaned securities. The Master Series may withdraw up to 25% of its investment daily, although the manager of the BlackRock Liquidity Series, LLC, Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

  o As of March 31, 2015, financial futures contracts outstanding were as follows:

-----------------------------------------------------------------------------------------------------------------------
CONTRACTS                                                                                 NOTIONAL         UNREALIZED
LONG                 ISSUE                        EXCHANGE            EXPIRATION           VALUE          APPRECIATION
-----------------------------------------------------------------------------------------------------------------------
65          S&P MidCap 400 E-Mini Index       Chicago Mercantile      June 2015      $      9,878,700   $       209,686
92            Russell 2000 Mini Index      ICE Futures U.S. Indices   June 2015      $     11,489,880           270,007
-----------------------------------------------------------------------------------------------------------------------
TOTAL                                                                                                   $       479,693
-----------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   QUANTITATIVE MASTER SERIES LLC                         MARCH 31, 2015   29

================================================================================

SCHEDULE OF INVESTMENTS (continued)          MASTER EXTENDED MARKET INDEX SERIES

o For Series compliance purposes, the Series' industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by investment advisor. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

o Fair Value Measurements - Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument sand is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

  o Level 1 -- unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Series has the ability to access

  o Level 2 -- other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

  o Level 3 -- unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Series' own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Trust's policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period.

As of March 31, 2015, the following tables summarize the Series' investments and derivative financial instruments categorized in the disclosure hierarchy:

---------------------------------------------------------------------------------------------------------------
                                           LEVEL 1          LEVEL 2       LEVEL 3                 TOTAL
---------------------------------------------------------------------------------------------------------------
ASSETS:
Investments:
Common Stocks:
  Aerospace & Defense                $      11,764,494           --             --       $      11,764,494
  Alternative Energy                           789,561           --             --                 789,561
  Automobiles & Parts                       14,483,396           --             --              14,483,396
  Banks                                     34,452,190           --             --              34,452,190
  Beverages                                    515,524           --             --                 515,524
  Chemicals                                 15,855,589           --             --              15,855,589
  Construction & Materials                  14,760,767           --             --              14,760,767
  Electricity                                9,736,647           --             --               9,736,647
  Electronic & Electrical
  Equipment                                 19,803,741           --             --              19,803,741
  Financial Services                        26,344,745           --             --              26,344,745
  Fixed Line
  Telecommunications                         1,126,453           --             --               1,126,453
  Food & Drug Retailers                      6,269,629           --             --               6,269,629
  Food Producers                            10,995,638           --             --              10,995,638
  Forestry & Paper                           1,920,228           --             --               1,920,228
  Gas, Water & Multi-Utilities               9,766,362           --             --               9,766,362
  General Industrials                        9,803,574           --             --               9,803,574
  General Retailers                         33,662,319           --             --              33,662,319
  Health Care Equipment &
  Services                                  33,921,126           --             --              33,921,126

--------------------------------------------------------------------------------
   QUANTITATIVE MASTER SERIES LLC                         MARCH 31, 2015   30

================================================================================

SCHEDULE OF INVESTMENTS (continued)          MASTER EXTENDED MARKET INDEX SERIES

---------------------------------------------------------------------------------------------------------------
                                           LEVEL 1              LEVEL 2         LEVEL 3             TOTAL
---------------------------------------------------------------------------------------------------------------
ASSETS (CONCLUDED):
Investments (concluded):
Common Stocks (concluded):
  Household Goods & Home
  Construction                       $      12,783,389               --              --      $   12,783,389
  Industrial Engineering                    18,796,908               --              --          18,796,908
  Industrial Metals & Mining                 4,009,597   $       29,599              --           4,039,196
  Industrial Transportation                  9,965,151               --              --           9,965,151
  Leisure Goods                              6,612,770               --              --           6,612,770
  Life Insurance                             2,603,503               --              --           2,603,503
  Media                                     30,477,734               --              --          30,477,734
  Mining                                     2,416,522               --              --           2,416,522
  Mobile
  Telecommunications                         4,971,079               --              --           4,971,079
  Nonlife Insurance                         23,345,761               --              --          23,345,761
  Oil & Gas Producers                       18,294,875               --              --          18,294,875
  Oil Equipment, Services &
  Distribution                              10,732,926               --              --          10,732,926
  Personal Goods                             7,667,260               --              --           7,667,260
  Pharmaceuticals &
  Biotechnology                             45,946,399               --              --          45,946,399
  Real Estate Investment &
  Services                                   6,859,260               --              --           6,859,260
  Real Estate Investment
  Trusts (REITs)                            61,837,271               --              --          61,837,271
  Software & Computer
  Services                                  43,441,695               --              --          43,441,695
  Support Services                          32,557,787               --              --          32,557,787
  Technology Hardware &
  Equipment                                 30,596,277               --              --          30,596,277
  Tobacco                                      613,671               --              --             613,671
  Travel & Leisure                          35,351,218               --              --          35,351,218
Other Interests:
  Technology Hardware &
  Equipment                                         --               --              45                  45
Rights:
  Technology Hardware &
  Equipment                                         --               --          22,302              22,302
Short-Term Securities                       19,420,409        9,721,137              --          29,141,546
                                      -------------------------------------------------------------------------
TOTAL                                 $    685,273,445   $    9,750,736     $    22,347      $  695,046,528
                                      -------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
                                           LEVEL 1              LEVEL 2         LEVEL 3             TOTAL
---------------------------------------------------------------------------------------------------------------
Derivative Financial Instruments(1)
ASSETS:
Other contracts                       $        479,693               --              --      $      479,693
                                      -------------------------------------------------------------------------

(1) Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

--------------------------------------------------------------------------------
   QUANTITATIVE MASTER SERIES LLC                         MARCH 31, 2015   31

================================================================================

SCHEDULE OF INVESTMENTS (continued)          MASTER EXTENDED MARKET INDEX SERIES

The Master Series may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of March 31, 2015, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

-----------------------------------------------------------------------------------------------------------------
                                           LEVEL 1             LEVEL 2           LEVEL 3            TOTAL
-----------------------------------------------------------------------------------------------------------------
ASSETS:
  Cash                               $        308,908    $              --            --      $       308,908
  Cash pledged for financial
    futures contracts                         917,000                   --            --              917,000
LIABILITIES:
  Collateral on securities
    loaned at value                                --           (9,721,137)           --           (9,721,137)
                                      ---------------------------------------------------------------------------
TOTAL                                $      1,225,908    $      (9,721,137)           --      $    (8,495,229)
                                      ---------------------------------------------------------------------------

During the period ended March 31, 2015, there were no transfers between levels.

--------------------------------------------------------------------------------
   QUANTITATIVE MASTER SERIES LLC                         MARCH 31, 2015   32

[LOGO OF USAA]
   USAA(R)

PORTFOLIO OF INVESTMENTS
1ST QUARTER
USAA NASDAQ-100 INDEX FUND
MARCH 31, 2015

                                                                      (Form N-Q)

48480-0515                                  (C)2015, USAA. All rights reserved.

================================================================================

PORTFOLIO OF INVESTMENTS

USAA NASDAQ-100 INDEX FUND
March 31, 2015 (unaudited)

                                                                                MARKET
NUMBER                                                                           VALUE
OF SHARES     SECURITY                                                           (000)
--------------------------------------------------------------------------------------
              COMMON STOCKS (95.8%)

              CONSUMER DISCRETIONARY (18.1%)
              ------------------------------
              APPAREL RETAIL (0.4%)
     31,170   Ross Stores, Inc.                                            $     3,284
                                                                           -----------
              AUTOMOBILE MANUFACTURERS (0.5%)
     18,802   Tesla Motors, Inc.*                                                3,549
                                                                           -----------
              AUTOMOTIVE RETAIL (0.4%)
     15,197   O'Reilly Automotive, Inc.*                                         3,286
                                                                           -----------
              BROADCASTING (0.5%)
     22,153   Discovery Communications, Inc. "A"*                                  682
     42,479   Discovery Communications, Inc. "C"*                                1,252
     15,558   Liberty Media Corp. "A"*                                             600
     34,145   Liberty Media Corp. "C"*                                           1,304
                                                                           -----------
                                                                                 3,838
                                                                           -----------
              CABLE & SATELLITE (5.5%)
     16,745   Charter Communications, Inc. "A"*                                  3,234
    318,616   Comcast Corp. "A"                                                 17,992
     59,877   Comcast Corp. Special "A"                                          3,357
     75,174   DIRECTV*                                                           6,397
     33,399   DISH Network Corp. "A"                                             2,340
     37,574   Liberty Global plc "A"*                                            1,934
     93,555   Liberty Global plc "C"*                                            4,660
    834,507   Sirius XM Holdings, Inc.                                           3,188
                                                                           -----------
                                                                                43,102
                                                                           -----------
              CASINOS & GAMING (0.2%)
     15,179   Wynn Resorts Ltd.                                                  1,911
                                                                           -----------
              CATALOG RETAIL (0.3%)
     66,611   Liberty Interactive Corp. "A"*                                     1,944
                                                                           -----------
              CONSUMER ELECTRONICS (0.2%)
     28,678   Garmin Ltd.                                                        1,363
                                                                           -----------
              GENERAL MERCHANDISE STORES (0.3%)
     30,745   Dollar Tree, Inc.*                                                 2,495
                                                                           -----------
              HOMEFURNISHING RETAIL (0.3%)
     27,750   Bed Bath & Beyond, Inc.*                                           2,130
                                                                           -----------
              HOTELS, RESORTS & CRUISE LINES (0.4%)
     41,341   Marriott International, Inc. "A"                                   3,321
                                                                           -----------
              INTERNET RETAIL (5.3%)
     69,427   Amazon.com, Inc.*(a)                                              25,834
     20,091   Liberty Ventures "A"*                                                844
      9,045   Netflix, Inc.*                                                     3,769
      7,765   Priceline Group, Inc.*                                             9,039
     19,455   TripAdvisor, Inc.*                                                 1,618
                                                                           -----------
                                                                                41,104
                                                                            -----------

================================================================================

1  | USAA Nasdaq-100 Index Fund

================================================================================

                                                                                MARKET
NUMBER                                                                           VALUE
OF SHARES     SECURITY                                                           (000)
--------------------------------------------------------------------------------------
              LEISURE PRODUCTS (0.2%)
     50,579   Mattel, Inc.                                                 $     1,156
                                                                           -----------
              MOVIES & ENTERTAINMENT (1.8%)
    198,490   Twenty-First Century Fox, Inc. "A"                                 6,717
    119,389   Twenty-First Century Fox, Inc. "B"                                 3,925
     53,102   Viacom, Inc. "B"                                                   3,627
                                                                           -----------
                                                                                14,269
                                                                           -----------
              RESTAURANTS (1.4%)
    112,097   Starbucks Corp.                                                   10,616
                                                                           -----------
              SPECIALTY STORES (0.4%)
     95,731   Staples, Inc.                                                      1,559
     20,362   Tractor Supply Co.                                                 1,732
                                                                           -----------
                                                                                 3,291
                                                                           -----------
              Total Consumer Discretionary                                     140,659
                                                                           -----------
              CONSUMER STAPLES (6.3%)
              -----------------------
              DRUG RETAIL (1.8%)
    162,956   Walgreens Boots Alliance, Inc.                                    13,799
                                                                           -----------
              FOOD RETAIL (0.3%)
     53,937   Whole Foods Market, Inc.                                           2,809
                                                                           -----------
              HYPERMARKETS & SUPER CENTERS (1.3%)
     65,858   Costco Wholesale Corp.                                             9,977
                                                                           -----------
              PACKAGED FOODS & MEAT (2.5%)
     24,172   Keurig Green Mountain, Inc.                                        2,701
     87,906   Kraft Foods Group, Inc.                                            7,658
    246,605   Mondelez International, Inc. "A"                                   8,900
                                                                           -----------
                                                                                19,259
                                                                           -----------
              SOFT DRINKS (0.4%)
     25,075   Monster Beverage Corp.*                                            3,470
                                                                           -----------
              Total Consumer Staples                                            49,314
                                                                           -----------
              HEALTH CARE (14.4%)
              -------------------
              BIOTECHNOLOGY (10.9%)
     30,222   Alexion Pharmaceuticals, Inc.*                                     5,237
    113,452   Amgen, Inc.                                                       18,135
     35,076   Biogen Idec, Inc.*                                                14,811
    119,689   Celgene Corp.*                                                    13,798
    222,670   Gilead Sciences, Inc.*                                            21,851
     15,047   Regeneron Pharmaceuticals, Inc.*                                   6,793
     36,193   Vertex Pharmaceuticals, Inc.*                                      4,270
                                                                           -----------
                                                                                84,895
                                                                           -----------
              HEALTH CARE DISTRIBUTORS (0.2%)
     12,529   Henry Schein, Inc.*                                                1,749
                                                                           -----------
              HEALTH CARE EQUIPMENT (0.4%)
      5,466   Intuitive Surgical, Inc.*                                          2,760
                                                                           -----------
              HEALTH CARE SERVICES (1.5%)
     31,022   Catamaran Corp.*                                                   1,847
    108,675   Express Scripts Holdings Co.*                                      9,430
                                                                           -----------
                                                                                11,277
                                                                           -----------
              HEALTH CARE TECHNOLOGY (0.5%)
     51,220   Cerner Corp.*                                                      3,752
                                                                           -----------

================================================================================

                                                   Portfolio of Investments |  2

================================================================================

                                                                                MARKET
NUMBER                                                                           VALUE
OF SHARES     SECURITY                                                           (000)
--------------------------------------------------------------------------------------
              LIFE SCIENCES TOOLS & SERVICES (0.5%)
     21,514   Illumina, Inc.*                                              $     3,994
                                                                           -----------
              PHARMACEUTICALS (0.4%)
     56,069   Mylan N.V.*                                                        3,328
                                                                           -----------
              Total Health Care                                                111,755
                                                                           -----------
              INDUSTRIALS (2.2%)
              ------------------
              AIR FREIGHT & LOGISTICS (0.4%)
     21,895   C.H. Robinson Worldwide, Inc.                                      1,603
     28,672   Expeditors International of Washington, Inc.                       1,382
                                                                           -----------
                                                                                 2,985
                                                                           -----------
              AIRLINES (0.7%)
    104,149   American Airlines Group, Inc.                                      5,497
                                                                           -----------
              CONSTRUCTION MACHINERY & HEAVY TRUCKS (0.4%)
     53,004   PACCAR, Inc.                                                       3,347
                                                                           -----------
              ENVIRONMENTAL & FACILITIES SERVICES (0.2%)
     12,700   Stericycle, Inc.*                                                  1,783
                                                                           -----------
              RESEARCH & CONSULTING SERVICES (0.2%)
     23,640   Verisk Analytics, Inc. "A"*                                        1,688
                                                                           -----------
              TRADING COMPANIES & DISTRIBUTORS (0.3%)
     44,178   Fastenal Co.                                                       1,830
                                                                           -----------
              Total Industrials                                                 17,130
                                                                           -----------
              INFORMATION TECHNOLOGY (53.8%)
              ------------------------------
              APPLICATION SOFTWARE (1.7%)
     74,889   Adobe Systems, Inc.*                                               5,537
     34,013   Autodesk, Inc.*                                                    1,995
     23,896   Citrix Systems, Inc.*                                              1,526
     41,371   Intuit, Inc.                                                       4,011
                                                                           -----------
                                                                                13,069
                                                                           -----------
              COMMUNICATIONS EQUIPMENT (4.9%)
    763,170   Cisco Systems, Inc.                                               21,006
    246,615   QUALCOMM, Inc.(a)                                                 17,101
                                                                           -----------
                                                                                38,107
                                                                           -----------
              DATA PROCESSING & OUTSOURCED SERVICES (1.5%)
     71,036   Automatic Data Processing, Inc.                                    6,084
     35,686   Fiserv, Inc.*                                                      2,833
     54,297   Paychex, Inc.                                                      2,694
                                                                           -----------
                                                                                11,611
                                                                           -----------
              HOME ENTERTAINMENT SOFTWARE (0.7%)
    108,079   Activision Blizzard, Inc.                                          2,456
     46,350   Electronic Arts, Inc.*                                             2,726
                                                                           -----------
                                                                                 5,182
                                                                           -----------
              INTERNET SOFTWARE & SERVICES (13.7%)
     26,612   Akamai Technologies, Inc.*                                         1,891
     41,422   Baidu, Inc. ADR*                                                   8,632
    180,908   eBay, Inc.*                                                       10,435
    334,339   Facebook, Inc. "A"*                                               27,488
     42,898   Google, Inc. "A"*(a)                                              23,795
     50,931   Google, Inc. "C"*                                                 27,910
    139,954   Yahoo! Inc.*                                                       6,219
                                                                           -----------
                                                                               106,370
                                                                           -----------

================================================================================

3  | USAA Nasdaq-100 Index Fund

================================================================================

                                                                                MARKET
NUMBER                                                                           VALUE
OF SHARES     SECURITY                                                           (000)
--------------------------------------------------------------------------------------
              IT CONSULTING & OTHER SERVICES (0.7%)
     91,138   Cognizant Technology Solutions Corp. "A"*                    $     5,686
                                                                           -----------
              SEMICONDUCTOR EQUIPMENT (0.9%)
    183,682   Applied Materials, Inc.                                            4,144
     24,317   KLA-Tencor Corp.                                                   1,417
     23,813   Lam Research Corp.                                                 1,673
                                                                           -----------
                                                                                 7,234
                                                                           -----------
              SEMICONDUCTORS (7.3%)
     44,985   Altera Corp.                                                       1,930
     46,586   Analog Devices, Inc.                                               2,935
     38,348   Avago Technologies Ltd.                                            4,870
     82,241   Broadcom Corp. "A"                                                 3,561
    708,038   Intel Corp.                                                       22,140
     35,756   Linear Technology Corp.                                            1,673
    161,056   Micron Technology, Inc.*                                           4,370
     81,254   NVIDIA Corp.                                                       1,700
     34,497   NXP Semiconductors N.V.*                                           3,462
    156,535   Texas Instruments, Inc.                                            8,952
     39,086   Xilinx, Inc.                                                       1,653
                                                                           -----------
                                                                                57,246
                                                                           -----------
              SYSTEMS SOFTWARE (7.3%)
     66,204   CA, Inc.                                                           2,159
     27,479   Check Point Software Technologies Ltd.*                            2,252
  1,226,490   Microsoft Corp.(a)                                                49,863
    102,016   Symantec Corp.                                                     2,384
                                                                           -----------
                                                                                56,658
                                                                           -----------
              TECHNOLOGY HARDWARE, STORAGE, & PERIPHERALS (15.1%)
    870,818   Apple, Inc.(a)                                                   108,356
     46,614   NetApp, Inc.                                                       1,653
     31,847   SanDisk Corp.                                                      2,026
     49,088   Seagate Technology plc                                             2,554
     34,540   Western Digital Corp.                                              3,143
                                                                           -----------
                                                                               117,732
                                                                           -----------
              Total Information Technology                                     418,895
                                                                           -----------
              MATERIALS (0.3%)
              ----------------
              SPECIALTY CHEMICALS (0.3%)
     17,855   Sigma-Aldrich Corp.                                                2,469
                                                                           -----------
              TELECOMMUNICATION SERVICES (0.7%)
              ---------------------------------
              WIRELESS TELECOMMUNICATION SERVICES (0.7%)
     19,306   SBA Communications Corp. "A"*                                      2,261
    262,646   VimpelCom Ltd. ADR                                                 1,376
     64,453   Vodafone Group plc ADR                                             2,106
                                                                           -----------
                                                                                 5,743
                                                                           -----------
              Total Telecommunication Services                                   5,743
                                                                           -----------
              Total Common Stocks (cost: $453,024)                             745,965
                                                                           -----------

================================================================================

                                                   Portfolio of Investments |  4

================================================================================

PRINCIPAL
AMOUNT                                                                                                      MARKET
$(000)/                                                                                                      VALUE
SHARES        SECURITY                                                                                       (000)
------------------------------------------------------------------------------------------------------------------
              MONEY MARKET INSTRUMENTS (4.1%)

              MONEY MARKET FUNDS (3.9%)
 30,629,459   State Street Institutional Liquid Reserves Fund Premier Class, 0.10%(a),(b)             $     30,629
                                                                                                      ------------
              U.S. TREASURY BILLS (0.2%)
$     1,420   0.01%, 4/30/2015(c),(d)                                                                        1,420
                                                                                                      ------------
              Total Money Market Instruments (cost: $32,050)                                                32,049
                                                                                                      ------------

              TOTAL INVESTMENTS (COST: $485,074)                                                      $    778,014
                                                                                                      ============

------------------------------------------------------------------------------------------------------------------

NUMBER OF                                                                                               UNREALIZED
CONTRACTS                                              EXPIRATION             CONTRACT                DEPRECIATION
LONG/(SHORT)                                              DATE               VALUE (000)                  (000)
------------------------------------------------------------------------------------------------------------------
              FUTURES (1.5%)
        373   Nasdaq-100 E-Mini Index                  6/19/2015           $      32,298           $          (79)
                                                                           -------------           --------------
              TOTAL FUTURES                                                $      32,298           $          (79)
                                                                           =============           ==============

($ IN 000s)                                                VALUATION HIERARCHY
                                                           -------------------

                                                    (LEVEL 1)          (LEVEL 2)         (LEVEL 3)
                                                  QUOTED PRICES          OTHER          SIGNIFICANT
                                                    IN ACTIVE         SIGNIFICANT      UNOBSERVABLE
                                                     MARKETS           OBSERVABLE          INPUTS
                                                  FOR IDENTICAL          INPUTS
ASSETS                                                ASSETS                                                TOTAL
-----------------------------------------------------------------------------------------------------------------
Common Stocks                                         $745,965            $   --             $--         $745,965
Money Market Instruments:
  Money Market Funds                                    30,629                --              --           30,629
  U.S. Treasury Bills                                       --             1,420              --            1,420
-----------------------------------------------------------------------------------------------------------------
Total                                                 $776,594            $1,420             $--         $778,014
-----------------------------------------------------------------------------------------------------------------

LIABILITIES
-----------------------------------------------------------------------------------------------------------------
Futures(1)                                            $    (79)           $   --             $--         $    (79)
-----------------------------------------------------------------------------------------------------------------

(1) Futures are valued at the unrealized appreciation/depreciation on the investment.

For the period of January 1, 2015, through March 31, 2015, a U.S. Treasury Bill with a fair value of $1,410,000 was transferred from Level 1 to Level 2 as it more closely approaches its maturity. The Fund's policy is to recognize any transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

================================================================================

5  | USAA Nasdaq-100 Index Fund

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

March 31, 2015 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 52 separate funds. Additionally, the Fund qualifies as a registered investment company under Accounting Standards Codification Topic 946. The information presented in this quarterly report pertains only to the USAA Nasdaq-100 Index Fund (the Fund), which is classified as nondiversified under the 1940 Act.

A. SECURITY VALUATION - The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager), an affiliate of the Fund. Among other things, these monthly meetings include a review and analysis of back testing reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices generally is used.

================================================================================

6  | USAA Nasdaq-100 Index Fund

================================================================================

2. Short-term debt securities with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

3. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Board. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

4. Repurchase agreements are valued at cost, which approximates market value.

5. Futures are valued based upon the last sale price at the close of market on the principal exchange on which they are traded.

6. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager, in consultation with the Fund's subadviser, if applicable, under valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's net asset value (NAV) to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS - Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 - inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 - inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices. Level 2 securities include all U.S. Treasury Bills which are valued at amortized cost.

================================================================================

7  | USAA Nasdaq-100 Index Fund

================================================================================

Level 3 - inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C. DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES - The Fund may buy, sell, and enter into certain types of derivatives, including, but not limited to futures contracts, options, and options on futures contracts, under circumstances in which such instruments are expected by the portfolio manager to aid in achieving the Fund's investment objective. The Fund also may use derivatives in circumstances where the portfolio manager believes they offer an economical means of gaining exposure to a particular asset class or securities market or to keep cash on hand to meet shareholder redemptions or other needs while maintaining exposure to the market. With exchange-listed futures contracts and options, counterparty credit risk to the Fund is limited to the exchange's clearinghouse which, as counterparty to all exchange-traded futures contracts and options, guarantees the transactions against default from the actual counterparty to the trade. The Fund's derivative agreements held at March 31, 2015, did not include master netting provisions.

FUTURES CONTRACTS - The Fund is subject to cash flow and tracking error risk in the normal course of pursuing its investment objectives. The Fund may use stock index futures contracts in an attempt to reduce any performance discrepancies between the Fund and the Nasdaq-100 Index. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Fund is required to deposit with the broker in either cash or securities an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are made or received by the Fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Upon entering into such contracts, the Fund bears the risk of interest or exchange rates or securities prices moving unexpectedly in an unfavorable direction, in which case, the Fund may not achieve the anticipated benefits of the futures contracts.

D. As of March 31, 2015, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments as of March 31, 2015, were $297,092,000 and $4,152,000, respectively, resulting in net unrealized appreciation of $292,940,000.

E. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $778,542,000 at March 31, 2015, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

PORTFOLIO ABBREVIATION(S) AND DESCRIPTION(S)

ADR American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.

================================================================================

                                          Notes to Portfolio of Investments |  8

================================================================================

SPECIFIC NOTES

(a) The security, or a portion thereof, is segregated to cover the value of open futures contracts at March 31, 2015.
(b) Rate represents the money market fund annualized seven-day yield at March 31, 2015.
(c)    Rate represents an annualized yield at time of purchase, not coupon rate.
(d) Securities with a value of $1,420,000 are segregated as collateral for initial margin requirements on open futures contracts.
*      Non-income-producing security.

================================================================================

9  | USAA Nasdaq-100 Index Fund

[LOGO OF USAA]
   USAA(R)

PORTFOLIO OF INVESTMENTS
1ST QUARTER
USAA S&P 500 INDEX FUND
MARCH 31, 2015

                                                                      (Form N-Q)

48479-0515                                  (C)2015, USAA. All rights reserved.

PORTFOLIO OF INVESTMENTS                                                       1
USAA S&P 500 INDEX FUND
March 31, 2015 (unaudited)

Number of Shares                     Security                                 Market Value (000)
----------------                     --------                                 ------------------
                        COMMON STOCKS (97.2%)

                        CONSUMER DISCRETIONARY (12.2%)
                        ------------------------------
                        ADVERTISING (0.2%)
         113,488        Interpublic Group of Companies, Inc.                      $        2,510
          68,146        Omnicom Group, Inc.                                                5,314
                                                                                  --------------
                                                                                           7,824
                                                                                  --------------
                        APPAREL & ACCESSORIES & LUXURY GOODS (0.5%)
          75,792        Coach, Inc.                                                        3,140
          12,430        Fossil Group, Inc. *                                               1,025
         110,607        Hanesbrands, Inc.                                                  3,706
          55,355        Michael Kors Holding Ltd. *                                        3,640
          22,781        PVH Corp.                                                          2,428
          16,716        Ralph Lauren Corp.                                                 2,198
          45,983        Under Armour, Inc. ''A'' *                                         3,713
          94,410        VF Corp.                                                           7,110
                                                                                  --------------
                                                                                          26,960
                                                                                  --------------
                        APPAREL RETAIL (0.6%)
          73,623        Gap, Inc.                                                          3,190
          67,976        L Brands, Inc.                                                     6,409
          57,124        Ross Stores, Inc.                                                  6,019
         188,344        TJX Companies, Inc.                                               13,193
          28,029        Urban Outfitters, Inc. *                                           1,280
                                                                                  --------------
                                                                                          30,091
                                                                                  --------------
                        AUTO PARTS & EQUIPMENT (0.4%)
          62,171        BorgWarner, Inc.                                                   3,760
          80,091        Delphi Automotive plc                                              6,387
         181,350        Johnson Controls, Inc.                                             9,147
                                                                                  --------------
                                                                                          19,294
                                                                                  --------------
                        AUTOMOBILE MANUFACTURERS (0.6%)
       1,091,138        Ford Motor Co.                                                    17,611
         373,707        General Motors Co.                                                14,014
                                                                                  --------------
                                                                                          31,625
                                                                                  --------------
                        AUTOMOTIVE RETAIL (0.3%)
          20,649        AutoNation, Inc. *                                                 1,328
           8,814        AutoZone, Inc. *                                                   6,013
          57,923        CarMax, Inc. *                                                     3,997
          27,968        O'Reilly Automotive, Inc. *                                        6,048
                                                                                  --------------
                                                                                          17,386
                                                                                  --------------
                        BROADCASTING (0.2%)
         126,201        CBS Corp. ''B''                                                    7,652
          40,521        Discovery Communications, Inc. ''A'' *                             1,246
          74,911        Discovery Communications, Inc. ''C'' *                             2,208
          26,874        Scripps Networks Interactive ''A''                                 1,843
                                                                                  --------------
                                                                                          12,949
                                                                                  --------------
                        CABLE & SATELLITE (1.2%)
          61,599        Cablevision Systems Corp. ''A''                                    1,127
         701,065        Comcast Corp. ''A''                                               39,589
         138,543        DIRECTV *                                                         11,790
          77,378        Time Warner Cable, Inc.                                           11,598
                                                                                  --------------
                                                                                          64,104
                                                                                  --------------
                        CASINOS & GAMING (0.0%)
          22,466        Wynn Resorts Ltd.                                                  2,828
                                                                                  --------------
                        COMPUTER & ELECTRONICS RETAIL (0.1%)
          79,738        Best Buy Co., Inc.                                                 3,014
          29,956        GameStop Corp. ''A''                                               1,137
                                                                                  --------------
                                                                                           4,151
                                                                                  --------------
                        CONSUMER ELECTRONICS (0.1%)
          32,783        Garmin Ltd.                                                        1,558
          18,870        Harman International Industries, Inc.                              2,522
                                                                                  --------------
                                                                                           4,080
                                                                                  --------------
                        DEPARTMENT STORES (0.3%)
          55,754        Kohl's Corp.                                                       4,363
          93,975        Macy's, Inc.                                                       6,100
          38,946        Nordstrom, Inc.                                                    3,128
                                                                                  --------------
                                                                                          13,591
                                                                                  --------------
                        DISTRIBUTORS (0.1%)
          42,046        Genuine Parts Co.                                                  3,918
                                                                                  --------------

PORTFOLIO OF INVESTMENTS (continued)                                           2
USAA S&P 500 INDEX FUND
March 31, 2015 (unaudited)

Number of Shares                  Security                                    Market Value (000)
----------------                  --------                                    ------------------
                        FOOTWEAR (0.4%)
         193,060        NIKE, Inc. ''B''                                          $       19,370
                                                                                  --------------
                        GENERAL MERCHANDISE STORES (0.5%)
          83,955        Dollar General Corp. *                                             6,329
          56,703        Dollar Tree, Inc. *                                                4,601
          26,204        Family Dollar Stores, Inc.                                         2,076
         175,654        Target Corp.                                                      14,416
                                                                                  --------------
                                                                                          27,422
                                                                                  --------------
                        HOME FURNISHINGS (0.1%)
          38,634        Leggett & Platt, Inc.                                              1,781
          17,150        Mohawk Industries, Inc. *                                          3,185
                                                                                  --------------
                                                                                           4,966
                                                                                  --------------
                        HOME IMPROVEMENT RETAIL (1.2%)
         363,409        Home Depot, Inc.                                                  41,287
         268,291        Lowe's Companies, Inc.                                            19,958
                                                                                  --------------
                                                                                          61,245
                                                                                  --------------
                        HOMEBUILDING (0.1%)
          91,784        D.R. Horton, Inc.                                                  2,614
          49,565        Lennar Corp. ''A''                                                 2,568
          91,716        Pulte Group, Inc.                                                  2,039
                                                                                  --------------
                                                                                           7,221
                                                                                  --------------
                        HOMEFURNISHING RETAIL (0.1%)
          51,467        Bed Bath & Beyond, Inc. *                                          3,951
                                                                                  --------------
                        HOTELS, RESORTS & CRUISE LINES (0.4%)
         123,970        Carnival Corp.                                                     5,931
          57,249        Marriott International, Inc. ''A''                                 4,598
          45,137        Royal Caribbean Cruises Ltd.                                       3,695
          47,367        Starwood Hotels & Resorts Worldwide, Inc.                          3,955
          33,275        Wyndham Worldwide Corp.                                            3,010
                                                                                  --------------
                                                                                          21,189
                                                                                  --------------
                        HOUSEHOLD APPLIANCES (0.1%)
          21,520        Whirlpool Corp.                                                    4,348
                                                                                  --------------
                        HOUSEWARES & SPECIALTIES (0.1%)
          74,662        Newell Rubbermaid, Inc.                                            2,917
                                                                                  --------------
                        INTERNET RETAIL (1.3%)
         105,063        Amazon.com, Inc. *                                                39,094
          27,261        Expedia, Inc.                                                      2,566
          16,735        Netflix, Inc. *                                                    6,973
          14,326        Priceline.com, Inc. *                                             16,678
          31,022        TripAdvisor, Inc. *                                                2,580
                                                                                  --------------
                                                                                          67,891
                                                                                  --------------
                        LEISURE PRODUCTS (0.1%)
          30,981        Hasbro, Inc.                                                       1,959
          92,917        Mattel, Inc.                                                       2,123
                                                                                  --------------
                                                                                           4,082
                                                                                  --------------
                        MOTORCYCLE MANUFACTURERS (0.0%)
          58,203        Harley-Davidson, Inc.                                              3,535
                                                                                  --------------
                        MOVIES & ENTERTAINMENT (1.7%)
         229,157        Time Warner, Inc.                                                 19,350
         504,438        Twenty-First Century Fox, Inc.                                    17,070
         100,725        Viacom, Inc. ''B''                                                 6,880
         431,428        Walt Disney Co.                                                   45,252
                                                                                  --------------
                                                                                          88,552
                                                                                  --------------
                        PUBLISHING (0.1%)
          63,119        Gannett Co., Inc.                                                  2,341
         138,238        News Corp. ''A'' *                                                 2,213
                                                                                  --------------
                                                                                           4,554
                                                                                  --------------
                        RESTAURANTS (1.2%)
           8,562        Chipotle Mexican Grill, Inc. *                                     5,570
          34,283        Darden Restaurants, Inc.                                           2,377
         265,186        McDonald's Corp.                                                  25,840
         206,909        Starbucks Corp.                                                   19,594
         119,510        Yum! Brands, Inc.                                                  9,408
                                                                                  --------------
                                                                                          62,789
                                                                                  --------------

PORTFOLIO OF INVESTMENTS (continued)                                           3
USAA S&P 500 INDEX FUND
March 31, 2015 (unaudited)

Number of Shares                     Security                                 Market Value (000)
----------------                     --------                                 ------------------
                        SPECIALIZED CONSUMER SERVICES (0.0%)
          75,264        H&R Block, Inc.                                           $        2,414
                                                                                  --------------
                        SPECIALTY STORES (0.2%)
         176,853        Staples, Inc.                                                      2,880
          31,085        Tiffany & Co.                                                      2,736
          37,849        Tractor Supply Co.                                                 3,219
                                                                                  --------------
                                                                                           8,835
                                                                                  --------------
                        TIRES & RUBBER (0.0%)
          75,265        Goodyear Tire & Rubber Co.                                         2,038
                                                                                  --------------
                        Total Consumer Discretionary                                     636,120
                                                                                  --------------
                        CONSUMER STAPLES (9.4%)
                        -----------------------
                        AGRICULTURAL PRODUCTS (0.2%)
         175,048        Archer-Daniels-Midland Co.                                         8,297
                                                                                  --------------
                        BREWERS (0.1%)
          43,912        Molson Coors Brewing Co. ''B''                                     3,269
                                                                                  --------------
                        DISTILLERS & VINTNERS (0.2%)
          42,999        Brown-Forman Corp. ''B''                                           3,885
          46,295        Constellation Brands, Inc. ''A'' *                                 5,380
                                                                                  --------------
                                                                                           9,265
                                                                                  --------------
                        DRUG RETAIL (1.0%)
         310,566        CVS Health Corp.                                                  32,054
         240,637        Walgreens Boots Alliance, Inc.                                    20,377
                                                                                  --------------
                                                                                          52,431
                                                                                  --------------
                        FOOD DISTRIBUTORS (0.1%)
         163,677        Sysco Corp.                                                        6,176
                                                                                  --------------
                        FOOD RETAIL (0.3%)
         135,411        Kroger Co.                                                        10,380
          99,192        Whole Foods Market, Inc.                                           5,166
                                                                                  --------------
                                                                                          15,546
                                                                                  --------------
                        HOUSEHOLD PRODUCTS (1.8%)
          36,255        Clorox Co.                                                         4,002
         235,363        Colgate-Palmolive Co.                                             16,320
         100,878        Kimberly-Clark Corp.                                              10,805
         745,165        Procter & Gamble Co. (f)                                          61,059
                                                                                  --------------
                                                                                          92,186
                                                                                  --------------
                        HYPERMARKETS & SUPER CENTERS (1.0%)
         121,429        Costco Wholesale Corp.                                            18,396
         435,545        Wal-Mart Stores, Inc. (f)                                         35,823
                                                                                  --------------
                                                                                          54,219
                                                                                  --------------
                        PACKAGED FOODS & MEAT (1.4%)
          49,617        Campbell Soup Co.                                                  2,310
         117,539        ConAgra Foods, Inc.                                                4,294
         166,527        General Mills, Inc.                                                9,425
          40,967        Hershey Co.                                                        4,134
          37,010        Hormel Foods Corp.                                                 2,104
          28,249        J.M. Smucker Co.                                                   3,269
          70,028        Kellogg Co.                                                        4,618
          33,409        Keurig Green Mountain, Inc.                                        3,733
         162,012        Kraft Foods Group, Inc.                                           14,114
          35,214        McCormick & Co., Inc.                                              2,715
          55,595        Mead Johnson Nutrition Co.                                         5,589
         455,152        Mondelez International, Inc. "A"                                  16,427
          80,651        Tyson Foods, Inc. ''A''                                            3,089
                                                                                  --------------
                                                                                          75,821
                                                                                  --------------
                        PERSONAL PRODUCTS (0.1%)
          61,599        Estee Lauder Companies, Inc. ''A''                                 5,123
                                                                                  --------------
                        SOFT DRINKS (1.8%)
       1,084,364        Coca-Cola Co.                                                     43,971
          59,907        Coca-Cola Enterprises, Inc.                                        2,648
          53,225        Dr Pepper Snapple Group, Inc.                                      4,177
          40,353        Monster Beverage Corp. *                                           5,585
         409,142        PepsiCo, Inc.                                                     39,122
                                                                                  --------------
                                                                                          95,503
                                                                                  --------------

PORTFOLIO OF INVESTMENTS (continued)                                           4
USAA S&P 500 INDEX FUND
March 31, 2015 (unaudited)

Number of Shares                   Security                                   Market Value (000)
----------------                   --------                                   ------------------
                        TOBACCO (1.4%)
         543,511        Altria Group, Inc.                                        $       27,186
          99,667        Lorillard, Inc.                                                    6,513
         426,838        Philip Morris International, Inc.                                 32,154
          84,788        Reynolds American, Inc.                                            5,843
                                                                                  --------------
                                                                                          71,696
                                                                                  --------------
                        Total Consumer Staples                                           489,532
                                                                                  --------------
                        ENERGY (7.8%)
                        -------------
                        COAL & CONSUMABLE FUELS (0.0%)
          64,105        CONSOL Energy, Inc.                                                1,788
                                                                                  --------------
                        INTEGRATED OIL & GAS (3.2%)
         518,805        Chevron Corp.                                                     54,464
       1,157,424        Exxon Mobil Corp. (f)                                             98,381
         212,636        Occidental Petroleum Corp.                                        15,523
                                                                                  --------------
                                                                                         168,368
                                                                                  --------------
                        OIL & GAS DRILLING (0.1%)
          18,733        Diamond Offshore Drilling, Inc.                                      502
          64,472        Ensco plc ''A''                                                    1,358
          29,845        Helmerich & Payne, Inc.                                            2,032
          66,037        Noble Corporation plc                                                943
          93,620        Transocean Ltd.                                                    1,373
                                                                                  --------------
                                                                                           6,208
                                                                                  --------------
                        OIL & GAS EQUIPMENT & SERVICES (1.1%)
         120,214        Baker Hughes, Inc.                                                 7,643
          53,240        Cameron International Corp. *                                      2,402
          64,542        FMC Technologies, Inc. *                                           2,389
         233,912        Halliburton Co.                                                   10,264
         113,085        National Oilwell Varco, Inc.                                       5,653
         351,867        Schlumberger Ltd.                                                 29,360
                                                                                  --------------
                                                                                          57,711
                                                                                  --------------
                        OIL & GAS EXPLORATION & PRODUCTION (2.0%)
         139,643        Anadarko Petroleum Corp.                                          11,564
         104,213        Apache Corp.                                                       6,287
         113,311        Cabot Oil & Gas Corp.                                              3,346
         144,137        Chesapeake Energy Corp.                                            2,041
          24,345        Cimarex Energy Co. (f)                                             2,802
         339,355        ConocoPhillips                                                    21,128
         106,196        Devon Energy Corp.                                                 6,405
         151,093        EOG Resources, Inc.                                               13,854
          41,659        EQT Corp.                                                          3,452
          67,034        Hess Corp.                                                         4,550
         185,577        Marathon Oil Corp.                                                 4,845
          46,219        Murphy Oil Corp.                                                   2,154
          43,908        Newfield Exploration Co. *                                         1,541
         106,706        Noble Energy, Inc.                                                 5,218
          41,061        Pioneer Natural Resources Co.                                      6,714
          45,248        QEP Resources, Inc.                                                  943
          45,289        Range Resources Corp.                                              2,357
         106,060        Southwestern Energy Co. *                                          2,459
                                                                                  --------------
                                                                                         101,660
                                                                                  --------------
                        OIL & GAS REFINING & MARKETING (0.6%)
          75,348        Marathon Petroleum Corp.                                           7,715
         149,974        Phillips 66                                                       11,788
          34,583        Tesoro Corp.                                                       3,157
         142,078        Valero Energy Corp.                                                9,039
                                                                                  --------------
                                                                                          31,699
                                                                                  --------------
                        OIL & GAS STORAGE & TRANSPORTATION (0.8%)
         470,215        Kinder Morgan, Inc.                                               19,777
          57,936        ONEOK, Inc.                                                        2,795
         185,736        Spectra Energy Corp.                                               6,718
         185,815        Williams Companies, Inc.                                           9,400
                                                                                  --------------
                                                                                          38,690
                                                                                  --------------
                        Total Energy                                                     406,124
                                                                                  --------------
                        FINANCIALS (15.8%)
                        ------------------
                        ASSET MANAGEMENT & CUSTODY BANKS (1.2%)
                        Affiliated Managers Group, Inc. * (f)
          15,118                                                                           3,247
          50,548        Ameriprise Financial, Inc.                                         6,614
         307,779        Bank of New York Mellon Corp.                                     12,385
          35,011        BlackRock, Inc.                                                   12,808
         108,665        Franklin Resources, Inc.                                           5,577
         118,485        Invesco Ltd.                                                       4,702
          27,101        Legg Mason, Inc.                                                   1,496
          56,079        Northern Trust Corp. (c)                                           3,906

PORTFOLIO OF INVESTMENTS (continued)                                           5
USAA S&P 500 INDEX FUND
March 31, 2015 (unaudited)

Number of Shares                Security                                      Market Value (000)
----------------                --------                                      ------------------
         113,871        State Street Corp.                                        $        8,373
          72,449        T. Rowe Price Group, Inc.                                          5,867
                                                                                  --------------
                                                                                          64,975
                                                                                  --------------
                        CONSUMER FINANCE (0.8%)
         241,851        American Express Co.                                              18,893
         152,266        Capital One Financial Corp.                                       12,002
         123,427        Discover Financial Services                                        6,955
         110,765        Navient Corp.                                                      2,252
                                                                                  --------------
                                                                                          40,102
                                                                                  --------------
                        DIVERSIFIED BANKS (4.7%)
       2,902,998        Bank of America Corp. (f)                                         44,677
         837,056        Citigroup, Inc.                                                   43,125
          49,742        Comerica, Inc.                                                     2,245
       1,028,689        JPMorgan Chase & Co.                                              62,318
         491,881        U.S. Bancorp                                                      21,481
       1,293,812        Wells Fargo & Co.                                                 70,383
                                                                                  --------------
                                                                                         244,229
                                                                                  --------------
                        HEALTH CARE REITs (0.4%)
         126,748        HCP, Inc.                                                          5,477
          96,386        Health Care REIT, Inc.                                             7,456
          91,207        Ventas, Inc.                                                       6,660
                                                                                  --------------
                                                                                          19,593
                                                                                  --------------
                        HOTEL & RESORT REITs (0.1%)
         208,257        Host Hotels & Resorts, Inc.                                        4,203
                                                                                  --------------
                        INSURANCE BROKERS (0.3%)
          77,348        Aon plc                                                            7,435
         149,116        Marsh & McLennan Companies, Inc.                                   8,364
                                                                                  --------------
                                                                                          15,799
                                                                                  --------------
                        INVESTMENT BANKING & BROKERAGE (0.9%)
         318,657        Charles Schwab Corp.                                               9,700
          80,549        E*TRADE Financial Corp. *                                          2,300
         111,992        Goldman Sachs Group, Inc.                                         21,051
         425,567        Morgan Stanley                                                    15,189
                                                                                  --------------
                                                                                          48,240
                                                                                  --------------
                        LIFE & HEALTH INSURANCE (0.9%)
         121,184        AFLAC, Inc.                                                        7,757
          70,737        Lincoln National Corp.                                             4,065
         308,306        MetLife, Inc.                                                     15,585
          75,946        Principal Financial Group, Inc.                                    3,901
         125,253        Prudential Financial, Inc.                                        10,059
          35,544        Torchmark Corp.                                                    1,952
          69,191        Unum Group                                                         2,334
                                                                                  --------------
                                                                                          45,653
                                                                                  --------------
                        MULTI-LINE INSURANCE (0.6%)
         378,684        American International Group, Inc.                                20,748
          18,915        Assurant, Inc.                                                     1,162
         135,095        Genworth Financial, Inc. ''A'' *                                     988
         116,311        Hartford Financial Services Group, Inc.                            4,864
          82,006        Loews Corp.                                                        3,348
                                                                                  --------------
                                                                                          31,110
                                                                                  --------------
                        MULTI-SECTOR HOLDINGS (1.4%)
         503,253        Berkshire Hathaway, Inc. ''B'' *                                  72,629
          87,243        Leucadia National Corp.                                            1,945
                                                                                  --------------
                                                                                          74,574
                                                                                  --------------
                        PROPERTY & CASUALTY INSURANCE (0.8%)
          90,458        ACE Ltd.                                                          10,085
         114,869        Allstate Corp.                                                     8,175
          63,786        Chubb Corp.                                                        6,449
          40,476        Cincinnati Financial Corp.                                         2,156
         147,191        Progressive Corp.                                                  4,004
          88,762        Travelers Companies, Inc.                                          9,598
          69,890        XL Group plc                                                       2,572
                                                                                  --------------
                                                                                          43,039
                                                                                  --------------
                        REAL ESTATE SERVICES (0.1%)
          77,409        CBRE Group, Inc. "A" *                                             2,996
                                                                                  --------------
                        REGIONAL BANKS (0.9%)
         198,706        BB&T Corp.                                                         7,748
         224,906        Fifth Third Bancorp                                                4,239
         222,441        Huntington Bancshares, Inc.                                        2,458
         235,310        KeyCorp                                                            3,332
          36,633        M&T Bank Corp.                                                     4,652

PORTFOLIO OF INVESTMENTS (continued)                                           6
USAA S&P 500 INDEX FUND
March 31, 2015 (unaudited)

Number of Shares                   Security                                   Market Value (000)
----------------                   --------                                   ------------------
         143,818        PNC Financial Services Group, Inc.                        $       13,410
         371,126        Regions Financial Corp.                                            3,507
         144,994        SunTrust Banks, Inc.                                               5,958
          55,410        Zions Bancorp                                                      1,496
                                                                                  --------------
                                                                                          46,800
                                                                                  --------------
                        REITs - INDUSTRIAL (0.1%)
         141,241        Prologis, Inc.                                                     6,152
                                                                                  --------------
                        REITs - OFFICE (0.3%)
          42,120        Boston Properties, Inc.                                            5,917
          27,204        SL Green Realty Corp.                                              3,493
          48,423        Vornado Realty Trust                                               5,423
                                                                                  --------------
                                                                                          14,833
                                                                                  --------------
                        REITs - RESIDENTIAL (0.4%)
          43,126        Apartment Investment & Management Co. ''A''                        1,697
          36,524        AvalonBay Communities, Inc.                                        6,364
         100,387        Equity Residential                                                 7,816
          17,993        Essex Property Trust, Inc.                                         4,137
                                                                                  --------------
                                                                                          20,014
                                                                                  --------------
                        REITs - RETAIL (0.5%)
         174,137        General Growth Properties, Inc.                                    5,146
         114,304        Kimco Realty Corp.                                                 3,069
          39,022        Macerich Co.                                                       3,291
          85,706        Simon Property Group, Inc.                                        16,767
                                                                                  --------------
                                                                                          28,273
                                                                                  --------------
                        REITs - SPECIALIZED (0.7%)
         116,593        American Tower Corp.                                              10,977
          92,089        Crown Castle International Corp.                                   7,601
          51,773        Iron Mountain, Inc.                                                1,889
          48,237        Plum Creek Timber Co., Inc.                                        2,096
          40,079        Public Storage                                                     7,901
         144,401        Weyerhaeuser Co.                                                   4,787
                                                                                  --------------
                                                                                          35,251
                                                                                  --------------
                        SPECIALIZED FINANCE (0.6%)
          87,477        CME Group, Inc.                                                    8,285
          30,887        Intercontinental Exchange, Inc.(f)                                 7,205
          75,485        McGraw-Hill Financial, Inc.                                        7,805
          49,095        Moody's Corp.                                                      5,096
          32,895        Nasdaq OMX Group, Inc.                                             1,676
                                                                                  --------------
                                                                                          30,067
                                                                                  --------------
                        THRIFTS & MORTGAGE FINANCE (0.1%)
         133,914        Hudson City Bancorp, Inc.                                          1,403
          84,977        People's United Financial, Inc.                                    1,292
                                                                                  --------------
                                                                                           2,695
                                                                                  --------------
                        Total Financials                                                 818,598
                                                                                  --------------
                        HEALTH CARE (14.5%)
                        -------------------
                        BIOTECHNOLOGY (3.0%)
          55,787        Alexion Pharmaceuticals, Inc. *                                    9,668
         209,397        Amgen, Inc.                                                       33,472
          64,736        Biogen Idec, Inc. *                                               27,334
         220,917        Celgene Corp. *                                                   25,467
         410,958        Gilead Sciences, Inc. *                                           40,327
          20,359        Regeneron Pharmaceuticals, Inc. *                                  9,192
          66,808        Vertex Pharmaceuticals, Inc.*                                      7,882
                                                                                  --------------
                                                                                         153,342
                                                                                  --------------
                        HEALTH CARE DISTRIBUTORS (0.7%)
          57,727        AmerisourceBergen Corp.                                            6,562
          90,996        Cardinal Health, Inc.                                              8,214
          23,236        Henry Schein, Inc. *                                               3,244
          64,257        McKesson Corp.                                                    14,535
          23,657        Patterson Companies, Inc.                                          1,154
                                                                                  --------------
                                                                                          33,709
                                                                                  --------------
                        HEALTH CARE EQUIPMENT (2.1%)
         416,691        Abbott Laboratories                                               19,305
         149,728        Baxter International, Inc.                                        10,256
          57,450        Becton, Dickinson & Co.                                            8,249
         365,779        Boston Scientific Corp. *                                          6,493
          20,540        C.R. Bard, Inc.                                                    3,438
          29,638        Edwards Lifesciences Corp. *                                       4,222
          10,117        Intuitive Surgical, Inc. *                                         5,110

PORTFOLIO OF INVESTMENTS (continued)                                           7
USAA S&P 500 INDEX FUND
March 31, 2015 (unaudited)

Number of Shares                Security                                      Market Value (000)
----------------                --------                                      ------------------
         393,306        Medtronic, plc                                            $       30,674
          77,706        St. Jude Medical, Inc.                                             5,082
          82,345        Stryker Corp.                                                      7,596
          27,573        Varian Medical Systems, Inc.*                                      2,594
          47,124        Zimmer Holdings, Inc.                                              5,538
                                                                                  --------------
                                                                                         108,557
                                                                                  --------------
                        HEALTH CARE FACILITIES (0.2%)
          81,222        HCA Holdings, Inc. *                                               6,110
          27,526        Tenet Healthcare Corp. *                                           1,363
          25,062        Universal Health Services, Inc. ''B''                              2,950
                                                                                  --------------
                                                                                          10,423
                                                                                  --------------
                        HEALTH CARE SERVICES (0.5%)
          47,462        DaVita HealthCare Partners, Inc. *                                 3,858
         200,564        Express Scripts Holding Co. *                                     17,403
          27,886        Laboratory Corp. of America Holdings *                             3,516
          39,549        Quest Diagnostics, Inc.                                            3,039
                                                                                  --------------
                                                                                          27,816
                                                                                  --------------
                        HEALTH CARE SUPPLIES (0.0%)
          38,482        DENTSPLY International, Inc.                                       1,958
                                                                                  --------------
                        HEALTH CARE TECHNOLOGY (0.1%)
          84,158        Cerner Corp. *                                                     6,165
                                                                                  --------------
                        LIFE SCIENCES TOOLS & SERVICES (0.4%)
          92,362        Agilent Technologies, Inc.                                         3,838
          31,708        PerkinElmer, Inc.                                                  1,622
         109,531        Thermo Fisher Scientific, Inc.                                    14,714
          22,805        Waters Corp. *                                                     2,835
                                                                                  --------------
                                                                                          23,009
                                                                                  --------------
                        MANAGED HEALTH CARE (1.3%)
          96,991        Aetna, Inc.                                                       10,332
          73,626        Anthem Inc.                                                       11,369
          71,337        Cigna Corp.                                                        9,234
          41,288        Humana, Inc.                                                       7,350
         263,163        UnitedHealth Group, Inc.                                          31,130
                                                                                  --------------
                                                                                          69,415
                                                                                  --------------
                        PHARMACEUTICALS (6.2%)
         439,364        AbbVie, Inc.                                                      25,720
         107,752        Actavis plc *                                                     32,069
         458,722        Bristol-Myers Squibb Co.                                          29,587
         269,534        Eli Lilly and Co.                                                 19,582
          49,005        Endo International plc *                                           4,396
          47,309        Hospira, Inc. *                                                    4,156
         767,304        Johnson & Johnson                                                 77,191
          32,066        Mallinckrodt plc *                                                 4,061
         783,224        Merck & Co., Inc.                                                 45,020
         102,742        Mylan N.V. *                                                       6,098
          38,828        Perrigo Co. plc                                                    6,428
       1,691,357        Pfizer, Inc. (f)                                                  58,842
         137,756        Zoetis, Inc.                                                       6,377
                                                                                  --------------
                                                                                         319,527
                                                                                  --------------
                        Total Health Care                                                753,921
                                                                                  --------------
                        INDUSTRIALS (10.1%)
                        -------------------
                        AEROSPACE & DEFENSE (2.7%)
         180,757        Boeing Co.                                                        27,128
          87,077        General Dynamics Corp.                                            11,819
         215,992        Honeywell International, Inc.                                     22,530
          22,798        L-3 Communications Holdings, Inc.                                  2,868
          74,004        Lockheed Martin Corp.                                             15,020
          54,760        Northrop Grumman Corp.                                             8,814
          39,097        Precision Castparts Corp.                                          8,210
          84,689        Raytheon Co.                                                       9,252
          36,463        Rockwell Collins, Inc.                                             3,521
          76,947        Textron, Inc.                                                      3,411
         228,031        United Technologies Corp.                                         26,725
                                                                                  --------------
                                                                                         139,298
                                                                                  --------------
                        AGRICULTURAL & FARM MACHINERY (0.2%)
          93,646        Deere & Co.                                                        8,212
                                                                                  --------------

PORTFOLIO OF INVESTMENTS (continued)                                           8
USAA S&P 500 INDEX FUND
March 31, 2015 (unaudited)

Number of Shares                 Security                                     Market Value (000)
----------------                 --------                                     ------------------
                        AIR FREIGHT & LOGISTICS (0.7%)
          40,536        C.H. Robinson Worldwide, Inc.                             $        2,968
          52,753        Expeditors International of Washington, Inc.                       2,542
          72,611        FedEx Corp.                                                       12,014
         191,793        United Parcel Service, Inc. ''B''                                 18,592
                                                                                  --------------
                                                                                          36,116
                                                                                  --------------
                        AIRLINES (0.6%)
         197,974        American Airlines Group, Inc.                                     10,449
         227,627        Delta Air Lines, Inc.                                             10,234
         186,068        Southwest Airlines Co.                                             8,243
                                                                                  --------------
                                                                                          28,926
                                                                                  --------------
                        BUILDING PRODUCTS (0.1%)
          26,499        Allegion plc                                                       1,621
          95,865        Masco Corp.                                                        2,559
                                                                                  --------------
                                                                                           4,180
                                                                                  --------------
                        CONSTRUCTION & ENGINEERING (0.1%)
          40,758        Fluor Corp.                                                        2,330
          35,018        Jacobs Engineering Group, Inc. *                                   1,581
          57,680        Quanta Services, Inc. *                                            1,646
                                                                                  --------------
                                                                                           5,557
                                                                                  --------------
                        CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (0.5%)
         166,967        Caterpillar, Inc.                                                 13,362
          46,469        Cummins, Inc.                                                      6,442
          27,302        Joy Global, Inc.                                                   1,070
          98,299        PACCAR, Inc.                                                       6,207
                                                                                  --------------
                                                                                          27,081
                                                                                  --------------
                        DIVERSIFIED SUPPORT SERVICES (0.0%)
          26,864        Cintas Corp.                                                       2,193
                                                                                  --------------
                        ELECTRICAL COMPONENTS & EQUIPMENT (0.5%)
          66,627        AMETEK, Inc.                                                       3,501
         130,754        Eaton Corp. plc                                                    8,883
         189,059        Emerson Electric Co.                                              10,704
          37,469        Rockwell Automation, Inc.                                          4,346
                                                                                  --------------
                                                                                          27,434
                                                                                  --------------
                        ENVIRONMENTAL & FACILITIES SERVICES (0.2%)
          68,698        Republic Services, Inc.                                            2,786
          23,354        Stericycle, Inc. *                                                 3,280
         117,626        Waste Management, Inc.                                             6,379
                                                                                  --------------
                                                                                          12,445
                                                                                  --------------
                        HUMAN RESOURCE & EMPLOYMENT SERVICES (0.1%)
          37,750        Robert Half International, Inc.                                    2,285
                                                                                  --------------
                        INDUSTRIAL CONGLOMERATES (2.3%)
         175,194        3M Co.                                                            28,898
         169,590        Danaher Corp.                                                     14,398
       2,776,826        General Electric Co.                                              68,893
          27,765        Roper Industries, Inc.                                             4,776
                                                                                  --------------
                                                                                         116,965
                                                                                  --------------
                        INDUSTRIAL MACHINERY (0.7%)
          44,978        Dover Corp.                                                        3,109
          37,643        Flowserve Corp.                                                    2,126
          96,385        Illinois Tool Works, Inc.                                          9,363
          72,353        Ingersoll-Rand plc                                                 4,926
          29,403        Pall Corp.                                                         2,952
          39,297        Parker-Hannifin Corp.                                              4,668
          50,339        Pentair plc                                                        3,166
          15,884        Snap-On, Inc.                                                      2,336
          43,211        Stanley Black & Decker, Inc.                                       4,120
          50,404        Xylem, Inc.                                                        1,765
                                                                                  --------------
                                                                                          38,531
                                                                                  --------------
                        OFFICE SERVICES & SUPPLIES (0.0%)
          54,733        Pitney Bowes, Inc.                                                 1,276
                                                                                  --------------
                        RAILROADS (0.9%)
         273,259        CSX Corp.                                                          9,050
          30,666        Kansas City Southern                                               3,130
          84,799        Norfolk Southern Corp.                                             8,728
         243,136        Union Pacific Corp.                                               26,334
                                                                                  --------------
                                                                                          47,242
                                                                                  --------------
                        RESEARCH & CONSULTING SERVICES (0.2%)
           9,801        Dun & Bradstreet Corp.                                             1,258
          33,265        Equifax, Inc.                                                      3,094
          87,100        Nielsen N.V.                                                       3,882
                                                                                  --------------
                                                                                           8,234
                                                                                  --------------

PORTFOLIO OF INVESTMENTS (continued)                                           9
USAA S&P 500 INDEX FUND
March 31, 2015 (unaudited)

Number of Shares                   Security                                   Market Value (000)
----------------                   --------                                   ------------------
                        SECURITY & ALARM SERVICES (0.1%)
          47,829        ADT Corp.                                                 $        1,986
         116,044        Tyco International plc                                             4,997
                                                                                  --------------
                                                                                           6,983
                                                                                  --------------
                        TRADING COMPANIES & DISTRIBUTORS (0.2%)
          75,650        Fastenal Co.                                                       3,135
          26,610        United Rentals, Inc. (f)                                           2,426
          16,498        W.W. Grainger, Inc.                                                3,890
                                                                                  --------------
                                                                                           9,451
                                                                                  --------------
                        TRUCKING (0.0%)
          14,620        Ryder System, Inc.                                                 1,387
                                                                                  --------------
                        Total Industrials                                                523,796
                                                                                  --------------
                        INFORMATION TECHNOLOGY (19.1%)
                        ------------------------------
                        APPLICATION SOFTWARE (0.7%)
         131,318        Adobe Systems, Inc. *                                              9,710
          62,926        Autodesk, Inc. *                                                   3,690
               1        CDK Global, Inc.                                                      --
          43,923        Citrix Systems, Inc. *                                             2,805
          76,397        Intuit, Inc.                                                       7,408
         166,955        salesforce.com, Inc. *                                            11,154
                                                                                  --------------
                                                                                          34,767
                                                                                  --------------
                        COMMUNICATIONS EQUIPMENT (1.6%)
       1,408,094        Cisco Systems, Inc.                                               38,758
          19,833        F5 Networks, Inc. *                                                2,279
          29,069        Harris Corp.                                                       2,289
          99,947        Juniper Networks, Inc.                                             2,257
          52,582        Motorola Solutions, Inc.                                           3,506
         455,145        QUALCOMM, Inc.                                                    31,560
                                                                                  --------------
                                                                                          80,649
                                                                                  --------------
                        DATA PROCESSING & OUTSOURCED SERVICES (1.9%)
          17,334        Alliance Data Systems Corp. *                                      5,135
         131,257        Automatic Data Processing, Inc.                                   11,241
          38,775        Computer Sciences Corp.                                            2,531
          78,647        Fidelity National Information Services, Inc.                       5,353
          66,205        Fiserv, Inc. *                                                     5,257
         269,382        MasterCard, Inc. ''A''                                            23,272
          90,080        Paychex, Inc.                                                      4,469
          45,279        Total System Services, Inc.                                        1,727
         535,296        Visa, Inc. ''A''                                                  35,014
         144,370        Western Union Co.                                                  3,004
         288,684        Xerox Corp.                                                        3,710
                                                                                  --------------
                                                                                         100,713
                                                                                  --------------
                        ELECTRONIC COMPONENTS (0.2%)
          85,359        Amphenol Corp. ''A''                                               5,030
         350,936        Corning, Inc.                                                      7,959
                                                                                  --------------
                                                                                          12,989
                                                                                  --------------
                        ELECTRONIC EQUIPMENT & INSTRUMENTS (0.0%)
          38,469        FLIR Systems, Inc.                                                 1,203
                                                                                  --------------
                        ELECTRONIC MANUFACTURING SERVICES (0.2%)
         112,161        TE Connectivity Ltd.                                               8,033
                                                                                  --------------
                        HOME ENTERTAINMENT SOFTWARE (0.1%)
          85,334        Electronic Arts, Inc. *                                            5,019
                                                                                  --------------
                        INTERNET SOFTWARE & SERVICES (3.3%)
          49,354        Akamai Technologies, Inc. *                                        3,506
         303,819        eBay, Inc. *                                                      17,524
          15,580        Equinix, Inc.                                                      3,628
         579,203        Facebook, Inc. ''A'' *                                            47,619
          78,791        Google, Inc. ''A'' *                                              43,706
          78,955        Google, Inc. ''C'' *                                              43,267
          29,024        VeriSign, Inc.*                                                    1,944
         240,184        Yahoo!, Inc.*                                                     10,673
                                                                                  --------------
                                                                                         171,867
                                                                                  --------------
                        IT CONSULTING & OTHER SERVICES (1.3%)
         173,048        Accenture plc ''A''                                               16,213
         167,922        Cognizant Technology Solutions Corp. ''A'' *                      10,477
         253,498        International Business Machines Corp.                             40,686
          40,071        Teradata Corp. *                                                   1,769
                                                                                  --------------
                                                                                          69,145
                                                                                  --------------

PORTFOLIO OF INVESTMENTS (continued)                                          10
USAA S&P 500 INDEX FUND
March 31, 2015 (unaudited)

Number of Shares                  Security                                    Market Value (000)
----------------                  --------                                    ------------------
                        SEMICONDUCTOR EQUIPMENT (0.3%)
         339,060        Applied Materials, Inc.                                   $        7,649
          44,664        KLA-Tencor Corp.                                                   2,604
          44,108        Lam Research Corp.                                                 3,098
                                                                                  --------------
                                                                                          13,351
                                                                                  --------------
                        SEMICONDUCTORS (2.1%)
          82,507        Altera Corp.                                                       3,541
          86,228        Analog Devices, Inc.                                               5,432
          70,801        Avago Technologies Ltd.                                            8,990
         150,456        Broadcom Corp. ''A''                                               6,514
          21,169        First Solar, Inc. *                                                1,266
       1,306,759        Intel Corp.                                                       40,862
          65,641        Linear Technology Corp.                                            3,072
          55,322        Microchip Technology, Inc.                                         2,705
         297,724        Micron Technology, Inc. *                                          8,077
         143,282        NVIDIA Corp.                                                       2,998
          52,576        Skyworks Solutions, Inc. (f)                                       5,168
         289,068        Texas Instruments, Inc.                                           16,530
          71,691        Xilinx, Inc.                                                       3,033
                                                                                  --------------
                                                                                         108,188
                                                                                  --------------
                        SYSTEMS SOFTWARE (2.7%)
          88,138        CA, Inc.                                                           2,874
       2,263,580        Microsoft Corp. (f)                                               92,026
         884,541        Oracle Corp.                                                      38,168
          50,623        Red Hat, Inc. *                                                    3,834
         188,346        Symantec Corp.                                                     4,401
                                                                                  --------------
                                                                                         141,303
                                                                                  --------------
                        TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS (4.7%)
                        Apple, Inc. (f)
       1,607,179                                                                         199,981
         548,799        EMC Corp.                                                         14,027
         501,542        Hewlett-Packard Co.                                               15,628
          85,552        NetApp, Inc.                                                       3,034
          58,793        SanDisk Corp.                                                      3,740
          90,551        Seagate Technology plc                                             4,711
          59,724        Western Digital Corp.                                              5,436
                                                                                  --------------
                                                                                         246,557
                                                                                  --------------
                        Total Information Technology                                     993,784
                                                                                  --------------
                        MATERIALS (3.1%)
                        ----------------
                        ALUMINUM (0.1%)
         336,963        Alcoa, Inc.                                                        4,354
                                                                                  --------------
                        COMMODITY CHEMICALS (0.2%)
         109,254        LyondellBasell Industries N.V. "A"                                 9,592
                                                                                  --------------
                        CONSTRUCTION MATERIALS (0.1%)
          17,148        Martin Marietta Materials, Inc.                                    2,397
          36,446        Vulcan Materials Co.                                               3,073
                                                                                  --------------
                                                                                           5,470
                                                                                  --------------
                        DIVERSIFIED CHEMICALS (0.7%)
         300,170        Dow Chemical Co.                                                  14,402
         249,759        E.I. du Pont de Nemours & Co.                                     17,850
          41,012        Eastman Chemical Co.                                               2,841
          36,912        FMC Corp.                                                          2,113
                                                                                  --------------
                                                                                          37,206
                                                                                  --------------
                        DIVERSIFIED METALS & MINING (0.1%)
         287,385        Freeport-McMoRan, Inc.                                             5,446
                                                                                  --------------
                        FERTILIZERS & AGRICULTURAL CHEMICALS (0.4%)
          13,214        CF Industries Holdings, Inc.                                       3,749
         133,451        Monsanto Co.                                                      15,019
          85,724        Mosaic Co.                                                         3,948
                                                                                  --------------
                                                                                          22,716
                                                                                  --------------
                        GOLD (0.1%)
         138,786        Newmont Mining Corp.                                               3,013
                                                                                  --------------
                        INDUSTRIAL GASES (0.4%)
          53,335        Air Products & Chemicals, Inc.                                     8,068
          18,688        Airgas, Inc.                                                       1,983
          79,622        Praxair, Inc.                                                      9,614
                                                                                  --------------
                                                                                          19,665
                                                                                  --------------

PORTFOLIO OF INVESTMENTS (continued)                                          11
USAA S&P 500 INDEX FUND
March 31, 2015 (unaudited)

Number of Shares              Security                                        Market Value (000)
----------------              --------                                        ------------------
                        METAL & GLASS CONTAINERS (0.1%)
          37,638        Ball Corp.                                                $        2,659
          44,567        Owens-Illinois, Inc. *                                             1,039
                                                                                  --------------
                                                                                           3,698
                                                                                  --------------
                        PAPER PACKAGING (0.1%)
          25,093        Avery Dennison Corp.                                               1,328
          46,039        MeadWestvaco Corp.                                                 2,296
          58,064        Sealed Air Corp.                                                   2,645
                                                                                  --------------
                                                                                           6,269
                                                                                  --------------
                        PAPER PRODUCTS (0.1%)
         116,902        International Paper Co.                                            6,487
                                                                                  --------------
                        SPECIALTY CHEMICALS (0.6%)
          74,473        Ecolab, Inc.                                                       8,518
          22,198        International Flavors & Fragrances, Inc.                           2,606
          37,525        PPG Industries, Inc.                                               8,463
          22,253        Sherwin-Williams Co.                                               6,331
          32,974        Sigma-Aldrich Corp.                                                4,559
                                                                                  --------------
                                                                                          30,477
                                                                                  --------------
                        STEEL (0.1%)
          29,495        Allegheny Technologies, Inc.                                         885
          87,959        Nucor Corp.                                                        4,181
                                                                                  --------------
                                                                                           5,066
                                                                                  --------------
                        Total Materials                                                  159,459
                                                                                  --------------
                        TELECOMMUNICATION SERVICES (2.2%)
                        ---------------------------------
                        ALTERNATIVE CARRIERS (0.1%)
          79,141        Level 3 Communications, Inc. *                                     4,261
                                                                                  --------------
                        INTEGRATED TELECOMMUNICATION SERVICES (2.1%)
       1,431,980        AT&T, Inc. (f)                                                    46,754
         156,257        CenturyLink, Inc.                                                  5,398
         279,818        Frontier Communications Corp.                                      1,973
       1,146,553        Verizon Communications, Inc.                                      55,757
         164,562        Windstream Holdings, Inc.                                          1,218
                                                                                  --------------
                                                                                         111,100
                                                                                  --------------
                        Total Telecommunication Services                                 115,361
                                                                                  --------------
                        UTILITIES (3.0%)
                        ----------------
                        ELECTRIC UTILITIES (1.4%)
         135,120        American Electric Power Co., Inc.                                  7,600
          89,959        Edison International                                               5,620
          49,952        Entergy Corp.                                                      3,871
          87,677        Eversource Energy                                                  4,429
         237,091        Exelon Corp.                                                       7,969
         117,084        FirstEnergy Corp.                                                  4,105
         122,376        NextEra Energy, Inc.                                              12,733
          69,059        Pepco Holdings, Inc.                                               1,853
          30,165        Pinnacle West Capital Corp.                                        1,923
         183,721        PPL Corp.                                                          6,184
         251,124        Southern Co.                                                      11,120
         139,952        Xcel Energy, Inc.                                                  4,872
                                                                                  --------------
                                                                                          72,279
                                                                                  --------------
                        GAS UTILITIES (0.0%)
          32,804        AGL Resources, Inc.                                                1,629
                                                                                  --------------
                        INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.1%)
         180,316        AES Corp.                                                          2,317
          92,561        NRG Energy, Inc.                                                   2,332
                                                                                  --------------
                                                                                           4,649
                                                                                  --------------
                        MULTI-UTILITIES (1.5%)
          66,447        Ameren Corp.                                                       2,804
         119,785        CenterPoint Energy, Inc.                                           2,445
          75,312        CMS Energy Corp.                                                   2,629
          80,828        Consolidated Edison, Inc.                                          4,930
         162,323        Dominion Resources, Inc.                                          11,504
          48,972        DTE Energy Co.                                                     3,952
         195,137        Duke Energy Corp.                                                 14,982
          21,745        Integrys Energy Group, Inc.                                        1,566
          86,819        NiSource, Inc.                                                     3,834
         131,855        PG&E Corp.                                                         6,998
         139,634        Public Service Enterprise Group, Inc.                              5,853

PORTFOLIO OF INVESTMENTS (continued)                                          12
USAA S&P 500 INDEX FUND
March 31, 2015 (unaudited)

Number of Shares            Security                                                            Market Value (000)
----------------            --------                                                             -----------------
          39,629        SCANA Corp.                                                                 $        2,179
          64,051        Sempra Energy                                                                        6,983
          64,016        TECO Energy, Inc.                                                                    1,242
          62,532        Wisconsin Energy Corp.                                                               3,095
                                                                                                    --------------
                                                                                                            74,996
                                                                                                    --------------
                        Total Utilities                                                                    153,553
                                                                                                    --------------
                        Total Common Stocks (cost $2,856,130)                                            5,050,248
                                                                                                    --------------
                        MONEY MARKET INSTRUMENTS (2.7%)

                        MONEY MARKET FUND (2.5%)
                        -----------------------
     131,060,013        Northern Institutional Funds - Diversified Assets Portfolio, 0.01% (a),(d)         131,060
                                                                                                    --------------

PRINCIPAL
AMOUNT
(000)
----------------
 $        10,490        U.S. TREASURY BILLS (0.2%)
                        --------------------------
                        0.03%, 4/30/15(b),(e),(f)                                                           10,490
                                                                                                    --------------
                        Total Money Market Instruments (cost: $141,550)                                    141,550
                                                                                                    --------------

                        TOTAL INVESTMENTS (COST: $2,997,680)                                        $    5,191,798
                                                                                                    ==============

USAA S&P 500 INDEX FUND
March 31, 2015 (unaudited)
($ in 000s)

                                                         VALUATION HIERARCHY
                                                         -------------------

                                         (LEVEL 1)              (LEVEL 2)           LEVEL 3)
                                       Quoted Prices              Other           Significant
                                         in Active             Significant       Unobservable
                                          Markets              Observable           Inputs
                                       for Identical             Inputs
                                           Assets                                                           Total
--------------------------------------------------------------------------------------------------------------------
Equity Securities:
  Common Stocks                     $      5,050,248        $          -        $          -        $      5,050,248
Money Market Instruments:
  Money Market Fund                          131,060                   -                   -                 131,060
  U.S. Treasury Bills                            -                   10,490                -                  10,490
Other financial instruments*                   1,353                   -                   -                   1,353
--------------------------------------------------------------------------------------------------------------------
Total                               $      5,182,661        $        10,490     $          -        $      5,193,151
--------------------------------------------------------------------------------------------------------------------

*Other financial instruments are derivative instruments not reflected in the portfolio of investments, such as futures, which are valued at the unrealized appreciation/depreciation on the investment.

For the period of January 1, 2015, through March 31, 2015, a U.S. Treasury Bill with a fair value of $10,490,000 was transferred from Level 1 to Level 2 as it more closely approaches its maturity. The Fund's policy is to recognize any transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

March 31, 2015 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 52 separate funds. Additionally, the Fund qualifies as a registered investment company under Accounting Standards Codification Topic 946. The information presented in this quarterly report pertains only to the USAA S&P 500 Index Fund (the Fund), which is classified as diversified under the 1940 Act.

The Fund consists of two classes of shares: Member Shares and Reward Shares. Each class of shares has equal rights to assets and earnings, except that each class bears certain class-related expenses specific to the particular class. These expenses include administration and servicing fees, transfer agency fees, postage, shareholder reporting fees, and certain registration and custodian fees. Expenses not attributable to a specific class, income, and realized gains or losses on investments are allocated to each class of shares based on each class's relative net assets. Each class has exclusive voting rights on matters related solely to that class and separate voting rights on matters that relate to both classes.

A. SECURITY VALUATION - The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager), an affiliate of the Fund. Among other things, these monthly meetings include a review and analysis of back testing reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

================================================================================

14  | USAA S&P 500 Index Fund

================================================================================

1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. If no last sale or official closing price is reported or available, the average of the bid and asked prices generally is used.

2. Investments in open-end investment companies, hedge, or other funds, other than ETFs, are valued at their net asset value (NAV) at the end of each business day.

3. Futures are valued based upon the last sale price at the close of market on the principal exchange on which they are traded.

4. Short-term debt securities with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

5. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Board. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

6. Repurchase agreements are valued at cost, which approximates market value.

7. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager, in consultation with the Fund's subadviser(s), if applicable, under valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS - Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

================================================================================

15  | USAA S&P 500 Index Fund

================================================================================

Level 1 - inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 - inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices. Level 2 securities include all U.S. Treasury Bills which are valued at amortized cost.

Level 3 - inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C. DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES - The Fund may buy, sell, and enter into certain types of derivatives, including, but not limited to futures contracts, options, and options on futures contracts, under circumstances in which such instruments are expected by the portfolio manager to aid in achieving the Fund's investment objective. The Fund also may use derivatives in circumstances where the portfolio manager believes they offer an economical means of gaining exposure to a particular asset class or securities market or to keep cash on hand to meet shareholder redemptions or other needs while maintaining exposure to the market. With exchange-listed futures contracts and options, counterparty credit risk to the Fund is limited to the exchange's clearinghouse which, as counterparty to all exchange-traded futures contracts and options, guarantees the transactions against default from the actual counterparty to the trade. The Fund's derivative agreements held at March 31, 2015, did not include master netting provisions.

FUTURES CONTRACTS - The Fund is subject to cash flow and tracking error risk in the normal course of pursuing its investment objectives. The Fund may use stock index futures contracts in an attempt to reduce any performance discrepancies between the Fund and the S&P 500 Index. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Fund is required to deposit with the broker in either cash or securities an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are made or received by the Fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Upon entering into such contracts, the Fund bears the risk of interest or exchange rates or securities prices moving unexpectedly in an unfavorable direction, in which case, the Fund may not achieve the anticipated benefits of the futures contracts.

D. As of March 31, 2015, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments as of March 31, 2015, were $2,354,357,000 and $160,239,000, respectively, resulting in net unrealized appreciation of $2,194,118,000.

================================================================================

                                         Notes to Portfolio of Investments |  16

================================================================================

E. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $5,198,387,000 at March 31, 2015, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

PORTFOLIO ABBREVIATION(S) AND DESCRIPTION(S)

REIT - Real estate investment trust

SPECIFIC NOTES

(a) Rate represents the money market fund annualized seven-day yield at March 31, 2015.

(b) Rate represents an annualized yield at time of purchase, not a coupon rate.

(c) Northern Trust Corp. is the parent to Northern Trust Investments, Inc.
(NTI), which is the subadviser of the Fund.

(d) NTI is both the subadviser of the Fund and the adviser of the Northern Institutional Funds.

(e) Security with a value of $10,490,000 is segregated as collateral for initial margin requirements on open futures contracts.

(f) Security, or a portion thereof, is segregated to cover the value of open futures contracts at March 31, 2015.

                                                                            VALUE AT       UNREALIZED
TYPE OF FUTURE            EXPIRATION           CONTRACTS    POSITION        MARCH 31,      APPRECIATION
                                                                              2015
--------------------------------------------------------------------------------------------------------
E-mini S&P 500 Index    June 19, 2015             1,417     Long          $146,008,000     $1,353,000
Futures

* Non-income-producing security.

================================================================================

17  | USAA S&P 500 Index Fund

[LOGO OF USAA]
   USAA(R)

PORTFOLIO OF INVESTMENTS
1ST QUARTER
USAA TOTAL RETURN STRATEGY FUND(R)
MARCH 31, 2015

                                                                      (Form N-Q)

48701-0515                                   (C)2015, USAA. All rights reserved.

================================================================================

PORTFOLIO OF INVESTMENTS

USAA TOTAL RETURN STRATEGY FUND

March 31, 2015 (unaudited)

                                                                               MARKET
NUMBER                                                                          VALUE
OF SHARES     SECURITY                                                          (000)
-------------------------------------------------------------------------------------
              EQUITY SECURITIES (93.9%)

              COMMON STOCKS (40.1%)

              CONSUMER DISCRETIONARY (5.6%)
              -----------------------------
              APPAREL RETAIL (0.1%)
      1,100   Foot Locker, Inc.                                              $     69
                                                                             --------
              APPAREL, ACCESSORIES & LUXURY GOODS (1.4%)
     27,000   Burberry Group plc ADR                                              691
        500   Carter's, Inc.                                                       46
     54,000   Cie Financiere Richemont S.A. ADR                                   432
     23,000   Kering ADR                                                          448
     16,000   LVMH Moet Hennessy Louis Vuitton S.A. ADR                           564
     18,000   Swatch Group AG ADR                                                 379
                                                                             --------
                                                                                2,560
                                                                             --------
              AUTOMOBILE MANUFACTURERS (0.8%)
     19,500   BMW AG ADR                                                          809
      7,500   Daimler AG ADR                                                      701
                                                                             --------
                                                                                1,510
                                                                             --------
              AUTOMOTIVE RETAIL (0.1%)
        400   Advance Auto Parts, Inc.                                             60
        800   Murphy USA, Inc.                                                     58
                                                                             --------
                                                                                  118
                                                                             --------
              CASINOS & GAMING (0.6%)
      4,200   International Game Technology                                        73
     47,900   MGM Resorts International*                                        1,007
                                                                             --------
                                                                                1,080
                                                                             --------
              FOOTWEAR (0.0%)
        300   Deckers Outdoor Corp.*                                               22
                                                                             --------
              GENERAL MERCHANDISE STORES (0.0%)
        500   Big Lots, Inc.                                                       24
                                                                             --------
              HOMEBUILDING (0.0%)
      1,400   Toll Brothers, Inc.*                                                 55
                                                                             --------
              HOMEFURNISHING RETAIL (0.0%)
        500   Williams-Sonoma, Inc.                                                40
                                                                             --------
              HOTELS, RESORTS & CRUISE LINES (1.9%)
     20,800   Carnival Corp.                                                      995
     46,100   Norwegian Cruise Line Holdings Ltd.*(a)                           2,490
                                                                             --------
                                                                                3,485
                                                                             --------
              HOUSEHOLD APPLIANCES (0.3%)
     14,000   iRobot Corp.*                                                       457
                                                                             --------

================================================================================

1  | USAA Total Return Strategy Fund

================================================================================

                                                                               MARKET
NUMBER                                                                          VALUE
OF SHARES     SECURITY                                                          (000)
-------------------------------------------------------------------------------------
              HOUSEWARES & SPECIALTIES (0.0%)
        600   Jarden Corp.*                                                  $     32
                                                                             --------
              LEISURE PRODUCTS (0.1%)
      1,000   Brunswick Corp.                                                      52
        400   Polaris Industries, Inc.                                             56
                                                                             --------
                                                                                  108
                                                                             --------
              PUBLISHING (0.0%)
        700   Meredith Corp.                                                       39
                                                                             --------
              RESTAURANTS (0.0%)
        800   Brinker International, Inc.                                          49
                                                                             --------
              SPECIALIZED CONSUMER SERVICES (0.2%)
     13,200   H&R Block, Inc.                                                     423
                                                                             --------
              SPECIALTY STORES (0.1%)
        900   Dick's Sporting Goods, Inc.                                          51
        300   Signet Jewelers Ltd.                                                 42
                                                                             --------
                                                                                   93
                                                                             --------
              Total Consumer Discretionary                                     10,164
                                                                             --------

              CONSUMER STAPLES (3.8%)
              -----------------------
              AGRICULTURAL PRODUCTS (0.2%)
      6,000   Archer-Daniels-Midland Co.                                          285
      2,200   Ingredion, Inc.                                                     171
                                                                             --------
                                                                                  456
                                                                             --------
              BREWERS (0.1%)
      1,600   Molson Coors Brewing Co. "B"                                        119
                                                                             --------
              DISTILLERS & VINTNERS (0.1%)
      1,000   Constellation Brands, Inc. "A"*                                     116
                                                                             --------
              DRUG RETAIL (0.3%)
      4,000   CVS Health Corp.                                                    413
      1,500   Walgreens Boots Alliance, Inc.                                      127
                                                                             --------
                                                                                  540
                                                                             --------
              FOOD RETAIL (0.2%)
      4,000   Kroger Co.                                                          307
                                                                             --------
              HOUSEHOLD PRODUCTS (0.6%)
        300   Energizer Holdings, Inc.                                             42
     13,600   Procter & Gamble Co.                                              1,114
                                                                             --------
                                                                                1,156
                                                                             --------
              HYPERMARKETS & SUPER CENTERS (1.1%)
        500   Costco Wholesale Corp.                                               76
     24,500   Wal-Mart Stores, Inc.                                             2,015
                                                                             --------
                                                                                2,091
                                                                             --------
              PACKAGED FOODS & MEAT (0.4%)
      1,500   Campbell Soup Co.                                                    70
      5,500   ConAgra Foods, Inc.                                                 201
      3,000   Kellogg Co.                                                         198
      8,300   Mondelez International, Inc. "A"                                    299
                                                                             --------
                                                                                  768
                                                                             --------
              PERSONAL PRODUCTS (0.0%)
      1,000   Estee Lauder Companies, Inc. "A"                                     83
                                                                             --------
              SOFT DRINKS (0.5%)
      7,300   Coca-Cola Co.                                                       296
      6,000   Coca-Cola Enterprises, Inc.                                         265

================================================================================

                                                   Portfolio of Investments |  2

================================================================================

                                                                               MARKET
NUMBER                                                                          VALUE
OF SHARES     SECURITY                                                          (000)
-------------------------------------------------------------------------------------
      1,000   Dr. Pepper Snapple Group, Inc.                                 $     78
      3,000   PepsiCo, Inc.                                                       287
                                                                             --------
                                                                                  926
                                                                             --------
              TOBACCO (0.3%)
      5,900   Altria Group, Inc.                                                  295
      2,400   Philip Morris International, Inc.                                   181
                                                                             --------
                                                                                  476
                                                                             --------
              Total Consumer Staples                                            7,038
                                                                             --------

              ENERGY (5.9%)
              -------------
              INTEGRATED OIL & GAS (2.0%)
     15,700   Chevron Corp.                                                     1,648
     16,600   Exxon Mobil Corp.                                                 1,411
      1,700   Hess Corp.                                                          116
      7,000   Occidental Petroleum Corp.                                          511
                                                                             --------
                                                                                3,686
                                                                             --------
              OIL & GAS DRILLING (0.2%)
     30,000   Transocean Ltd.                                                     440
                                                                             --------
              OIL & GAS EQUIPMENT & SERVICES (0.6%)
      3,400   Baker Hughes, Inc.                                                  216
      4,100   Halliburton Co.                                                     180
      2,800   National Oilwell Varco, Inc.                                        140
      1,400   Oceaneering International, Inc.                                      76
        800   Oil States International, Inc.*                                      32
      5,000   Schlumberger Ltd.                                                   417
      1,800   Superior Energy Services, Inc.                                       40
                                                                             --------
                                                                                1,101
                                                                             --------
              OIL & GAS EXPLORATION & PRODUCTION (1.8%)
      2,100   Anadarko Petroleum Corp.                                            174
      1,800   Apache Corp.                                                        109
      1,280   California Resources Corp.                                           10
      6,000   ConocoPhillips                                                      373
      2,900   Devon Energy Corp.                                                  175
        500   Energen Corp.                                                        33
      5,000   EQT Corp.                                                           414
     22,800   Marathon Oil Corp.                                                  595
    100,000   Penn Virginia Corp.*                                                648
     12,000   Southwestern Energy Co.*                                            278
     25,000   Ultra Petroleum Corp.*                                              391
                                                                             --------
                                                                                3,200
                                                                             --------
              OIL & GAS REFINING & MARKETING (0.3%)
      1,100   HollyFrontier Corp.                                                  44
      1,300   Marathon Petroleum Corp.                                            133
      2,500   Phillips 66                                                         197
      2,600   Valero Energy Corp.                                                 165
                                                                             --------
                                                                                  539
                                                                             --------
              OIL & GAS STORAGE & TRANSPORTATION (1.0%)
     20,000   Cheniere Energy, Inc.*                                            1,548
      2,700   Kinder Morgan, Inc.                                                 114
      3,300   Spectra Energy Corp.                                                119
      2,600   Williams Companies, Inc.                                            131
                                                                             --------
                                                                                1,912
                                                                             --------
              Total Energy                                                     10,878
                                                                             --------

              FINANCIALS (4.9%)
              -----------------
              ASSET MANAGEMENT & CUSTODY BANKS (0.1%)
      1,600   Waddell & Reed Financial, Inc. "A"                                   79
                                                                             --------

================================================================================

3  | USAA Total Return Strategy Fund

================================================================================

                                                                               MARKET
NUMBER                                                                          VALUE
OF SHARES     SECURITY                                                          (000)
-------------------------------------------------------------------------------------
              CONSUMER FINANCE (0.4%)
      8,200   Capital One Financial Corp.                                    $    646
      4,000   SLM Corp.                                                            37
                                                                             --------
                                                                                  683
                                                                             --------
              DIVERSIFIED BANKS (0.6%)
     19,300   JPMorgan Chase & Co.                                              1,169
                                                                             --------
              DIVERSIFIED CAPITAL MARKETS (1.4%)
     75,000   Deutsche Bank AG                                                  2,605
                                                                             --------
              INVESTMENT BANKING & BROKERAGE (0.6%)
     30,600   Charles Schwab Corp.                                                932
      1,100   Raymond James Financial, Inc.                                        62
                                                                             --------
                                                                                  994
                                                                             --------
              LIFE & HEALTH INSURANCE (0.5%)
     18,300   MetLife, Inc.                                                       925
                                                                             --------
              PROPERTY & CASUALTY INSURANCE (0.1%)
      1,400   Aspen Insurance Holdings Ltd.                                        66
        700   Hanover Insurance Group, Inc.                                        51
      1,900   W.R. Berkley Corp.                                                   96
                                                                             --------
                                                                                  213
                                                                             --------
              REAL ESTATE SERVICES (0.0%)
        300   Jones Lang LaSalle, Inc.                                             51
                                                                             --------
              REGIONAL BANKS (0.2%)
      3,000   Associated Banc-Corp.                                                56
      1,600   Cathay General Bancorp                                               45
      1,400   East West Bancorp, Inc.                                              56
      3,700   First Horizon National Corp.                                         53
      1,400   Hancock Holding Co.                                                  42
        700   Prosperity Bancshares, Inc.                                          37
        300   Signature Bank*                                                      39
                                                                             --------
                                                                                  328
                                                                             --------
              REINSURANCE (0.1%)
        100   Alleghany Corp.*                                                     49
        500   Everest Re Group Ltd.                                                87
        900   Reinsurance Group of America, Inc.                                   84
                                                                             --------
                                                                                  220
                                                                             --------
              REITs - DIVERSIFIED (0.0%)
      1,300   Liberty Property Trust, Inc.                                         46
                                                                             --------
              REITs - OFFICE (0.0%)
        700   Alexandria Real Estate Equities, Inc.                                69
                                                                             --------
              REITs - RESIDENTIAL (0.1%)
        600   Camden Property Trust                                                47
      1,400   UDR, Inc.                                                            48
                                                                             --------
                                                                                   95
                                                                             --------
              REITs - RETAIL (0.1%)
      1,000   Federal Realty Investment Trust                                     147
      1,200   Realty Income Corp.                                                  62
                                                                             --------
                                                                                  209
                                                                             --------
              SPECIALIZED FINANCE (0.7%)
      5,500   Intercontinental Exchange, Inc.                                   1,283
                                                                             --------
              Total Financials                                                  8,969
                                                                             --------

================================================================================

                                                   Portfolio of Investments |  4

================================================================================

                                                                               MARKET
NUMBER                                                                          VALUE
OF SHARES     SECURITY                                                          (000)
-------------------------------------------------------------------------------------
              HEALTH CARE (2.3%)
              ------------------
              BIOTECHNOLOGY (0.6%)
     10,600   Gilead Sciences, Inc.*(a)                                      $  1,040
        300   United Therapeutics Corp.*                                           52
                                                                             --------
                                                                                1,092
                                                                             --------
              HEALTH CARE EQUIPMENT (0.5%)
      1,800   Hologic, Inc.*                                                       59
      9,900   Medtronic plc                                                       772
        900   ResMed, Inc.                                                         65
                                                                             --------
                                                                                  896
                                                                             --------
              HEALTH CARE FACILITIES (0.1%)
        700   Community Health Systems, Inc.                                       37
        400   LifePoint Hospitals, Inc.*                                           29
                                                                             --------
                                                                                   66
                                                                             --------
              HEALTH CARE SERVICES (0.0%)
        400   MEDNAX, Inc.*                                                        29
                                                                             --------
              LIFE SCIENCES TOOLS & SERVICES (0.0%)
        200   Mettler-Toledo International, Inc.*                                  66
                                                                             --------
              MANAGED HEALTH CARE (0.0%)
        700   Health Net, Inc.*                                                    42
                                                                             --------
              PHARMACEUTICALS (1.1%)
      8,500   Johnson & Johnson                                                   855
      8,500   Merck & Co., Inc.                                                   489
     16,800   Pfizer, Inc.                                                        584
                                                                             --------
                                                                                1,928
                                                                             --------
              Total Health Care                                                 4,119
                                                                             --------

              INDUSTRIALS (3.9%)
              ------------------
              AEROSPACE & DEFENSE (0.1%)
        300   Esterline Technologies Corp.*                                        34
        500   Huntington Ingalls Industries, Inc.                                  70
                                                                             --------
                                                                                  104
                                                                             --------
              AIRLINES (1.0%)
      1,300   Alaska Air Group, Inc.                                               86
      1,500   JetBlue Airways Corp.*                                               29
     26,100   United Continental Holdings, Inc.                                 1,755
                                                                             --------
                                                                                1,870
                                                                             --------
              COMMERCIAL PRINTING (0.1%)
      1,300   Deluxe Corp.                                                         90
                                                                             --------
              CONSTRUCTION MACHINERY & HEAVY TRUCKS (0.1%)
        900   Trinity Industries, Inc.                                             32
        700   Wabtec Corp.                                                         66
                                                                             --------
                                                                                   98
                                                                             --------
              ENVIRONMENTAL & FACILITIES SERVICES (0.4%)
     16,500   Republic Services, Inc.                                             669
                                                                             --------
              HUMAN RESOURCE & EMPLOYMENT SERVICES (0.0%)
        600   Manpowergroup, Inc.                                                  52
                                                                             --------
              INDUSTRIAL CONGLOMERATES (0.5%)
     40,100   General Electric Co.                                                995
                                                                             --------
              INDUSTRIAL MACHINERY (0.6%)
      1,000   IDEX Corp.                                                           76

================================================================================

5  | USAA Total Return Strategy Fund

================================================================================

                                                                               MARKET
NUMBER                                                                          VALUE
OF SHARES     SECURITY                                                          (000)
-------------------------------------------------------------------------------------
        500   ITT Corp.                                                      $     20
        400   Lincoln Electric Holdings, Inc.                                      26
        900   SPX Corp.                                                            76
      9,700   Stanley Black & Decker, Inc.                                        925
                                                                             --------
                                                                                1,123
                                                                             --------
              RAILROADS (1.1%)
     11,300   Canadian Pacific Railway Ltd.                                     2,065
                                                                             --------
              TRADING COMPANIES & DISTRIBUTORS (0.0%)
        700   GATX Corp.                                                           41
                                                                             --------
              TRUCKING (0.0%)
      1,400   Werner Enterprises, Inc.                                             44
                                                                             --------
              Total Industrials                                                 7,151
                                                                             --------
              INFORMATION TECHNOLOGY (6.5%)
              -----------------------------
              APPLICATION SOFTWARE (0.2%)
        700   ANSYS, Inc.*                                                         62
      2,900   Cadence Design Systems, Inc.*                                        53
      1,100   PTC, Inc.*                                                           40
      2,600   Synopsys, Inc.*                                                     120
                                                                             --------
                                                                                  275
                                                                             --------
              COMMUNICATIONS EQUIPMENT (1.0%)
      1,000   ARRIS Group, Inc.*                                                   29
     14,700   Cisco Systems, Inc.                                                 405
        800   InterDigital, Inc.                                                   40
     62,000   Juniper Networks, Inc.                                            1,400
      3,800   Polycom, Inc.*                                                       51
                                                                             --------
                                                                                1,925
                                                                             --------
              DATA PROCESSING & OUTSOURCED SERVICES (0.1%)
      1,000   Broadridge Financial Solutions, Inc.                                 55
      3,000   Convergys Corp.                                                      69
        700   DST Systems, Inc.                                                    77
                                                                             --------
                                                                                  201
                                                                             --------
              ELECTRONIC MANUFACTURING SERVICES (0.0%)
      2,600   Jabil Circuit, Inc.                                                  61
                                                                             --------
              INTERNET SOFTWARE & SERVICES (0.8%)
     10,500   Facebook, Inc. "A"*                                                 863
      1,000   Google, Inc. "A"*                                                   555
                                                                             --------
                                                                                1,418
                                                                             --------
              IT CONSULTING & OTHER SERVICES (0.0%)
        600   Science Applications International Corp.                             31
                                                                             --------
              SEMICONDUCTOR EQUIPMENT (1.2%)
     98,000   Applied Materials, Inc.                                           2,211
                                                                             --------
              SEMICONDUCTORS (1.8%)
      1,100   Integrated Device Technology, Inc.*                                  22
     19,800   Intel Corp.                                                         619
      3,600   Intersil Corp. "A"                                                   52
     20,050   NXP Semiconductors N.V.*                                          2,012
        600   Qorvo, Inc.*                                                         48
      1,800   Semtech Corp.*                                                       48
      8,800   Texas Instruments, Inc.                                             503
                                                                             --------
                                                                                3,304
                                                                             --------
              SYSTEMS SOFTWARE (0.4%)
     19,100   Microsoft Corp.                                                     776
                                                                             --------

================================================================================

                                                   Portfolio of Investments |  6

================================================================================

                                                                               MARKET
NUMBER                                                                          VALUE
OF SHARES     SECURITY                                                          (000)
-------------------------------------------------------------------------------------
              TECHNOLOGY DISTRIBUTORS (0.1%)
      1,000   Arrow Electronics, Inc.                                        $     61
      1,400   Avnet, Inc.                                                          63
        800   Tech Data Corp.*                                                     46
                                                                             --------
                                                                                  170
                                                                             --------
              TECHNOLOGY HARDWARE, STORAGE, & PERIPHERALS (0.9%)
     47,800   Hewlett-Packard Co.                                               1,490
      1,200   Lexmark International, Inc. "A"                                      51
      1,300   NCR Corp.*                                                           38
                                                                             --------
                                                                                1,579
                                                                             --------
              Total Information Technology                                     11,951
                                                                             --------
              MATERIALS (6.2%)
              ----------------
              DIVERSIFIED METALS & MINING (1.8%)
     21,400   Antofagasta plc ADR                                                 465
    240,000   Capstone Mining Corp.*                                              229
     15,000   First Quantum Minerals Ltd.                                         182
     35,000   Freeport-McMoRan, Inc.                                              663
      9,200   Jiangxi Copper Co. ADR                                              681
     12,000   Rio Tinto plc ADR                                                   497
     22,000   Southern Copper Corp.                                               642
                                                                             --------
                                                                                3,359
                                                                             --------
              PAPER PACKAGING (0.1%)
        700   Packaging Corp. of America                                           55
      1,700   Rock-Tenn Co. "A"                                                   109
                                                                             --------
                                                                                  164
                                                                             --------
              PAPER PRODUCTS (0.5%)
     16,300   International Paper Co.                                             905
                                                                             --------
              PRECIOUS METALS & MINERALS (3.6%)
     17,500   Agnico-Eagle Mines Ltd.                                             489
     20,000   AngloGold Ashanti Ltd. ADR*                                         187
    100,000   B2Gold Corp.*                                                       149
     20,000   Barrick Gold Corp.                                                  219
    100,000   Centerra Gold, Inc.                                                 488
     56,000   Compania de Minas Buenaventura S.A. ADR                             567
    100,000   Dundee Precious Metals, Inc.*                                       215
     85,000   Eldorado Gold Corp.                                                 390
     25,000   Goldcorp, Inc.                                                      453
     80,000   Harmony Gold Mining Co. Ltd. ADR*                                   139
     45,000   IAMGOLD Corp.*                                                       84
    105,000   Kinross Gold Corp.*                                                 235
     75,000   New Gold, Inc.*                                                     254
     20,000   Newmont Mining Corp.                                                434
     26,000   Pan American Silver Corp.                                           228
     10,000   Randgold Resources Ltd. ADR                                         693
      8,500   Royal Gold, Inc.                                                    536
     24,000   Silver Wheaton Corp.                                                457
     28,000   Tahoe Resources, Inc.                                               307
     50,000   Yamana Gold, Inc.                                                   180
                                                                             --------
                                                                                6,704
                                                                             --------
              SPECIALTY CHEMICALS (0.1%)
        800   Albemarle Corp.                                                      42
        500   Ashland, Inc.                                                        64
                                                                             --------
                                                                                  106
                                                                             --------
              STEEL (0.1%)
      1,300   Reliance Steel & Aluminum Co.                                        79
      1,800   Steel Dynamics, Inc.                                                 36

================================================================================

7  | USAA Total Return Strategy Fund

================================================================================

                                                                               MARKET
NUMBER                                                                          VALUE
OF SHARES     SECURITY                                                          (000)
-------------------------------------------------------------------------------------
        800   United States Steel Corp.                                      $     20
                                                                             --------
                                                                                  135
                                                                             --------
              Total Materials                                                  11,373
                                                                             --------
              TELECOMMUNICATION SERVICES (0.5%)
              ---------------------------------
              INTEGRATED TELECOMMUNICATION SERVICES (0.2%)
      8,800   Verizon Communications, Inc.                                        428
                                                                             --------
              WIRELESS TELECOMMUNICATION SERVICES (0.3%)
     13,700   Rogers Communications, Inc. "B"                                     459
                                                                             --------
              Total Telecommunication Services                                    887
                                                                             --------
              UTILITIES (0.5%)
              ----------------
              ELECTRIC UTILITIES (0.1%)
      1,600   OGE Energy Corp.                                                     50
      1,700   Weststar Energy, Inc.                                                66
                                                                             --------
                                                                                  116
                                                                             --------
              GAS UTILITIES (0.1%)
        500   National Fuel Gas Co.                                                30
      4,100   UGI Corp.                                                           134
                                                                             --------
                                                                                  164
                                                                             --------
              MULTI-UTILITIES (0.3%)
      1,800   Alliant Energy Corp.                                                114
     27,000   CenterPoint Energy, Inc.                                            551
                                                                             --------
                                                                                  665
                                                                             --------
              Total Utilities                                                     945
                                                                             --------
              Total Common Stocks (cost: $71,053)                              73,475
                                                                             --------
              EXCHANGE-TRADED FUNDS (38.5%)
    175,000   EGShares Beyond BRICs ETF                                         3,476
     22,800   EGShares Emerging Markets Consumer ETF                              603
     80,000   iShares Core MSCI EAFE ETF                                        4,679
     18,100   iShares Core S&P Small-Cap ETF                                    2,136
    400,000   iShares Gold Trust*                                               4,580
     86,000   iShares MSCI EMU ETF                                              3,318
    171,800   iShares MSCI Europe Financials ETF                                3,946
    351,500   iShares MSCI Germany ETF(a)                                      10,489
    100,000   iShares MSCI Italy Capped ETF                                     1,480
    180,000   iShares MSCI Russia Capped ETF                                    2,344
     53,400   iShares MSCI Turkey ETF                                           2,478
     22,900   iShares MSCI USA Minimum Volatility ETF                             945
    110,000   Market Vectors Gold Miners ETF                                    2,006
    144,741   PowerShares DB Oil Fund                                           1,953
    420,000   PowerShares FTSE RAFI Emerging Markets Portfolio                  7,770
     40,000   SPDR Gold Shares*(a)                                              4,547
     20,000   Vanguard FTSE European ETF                                        1,084
     25,900   Vanguard REIT ETF                                                 2,178
     11,000   Vanguard S&P 500 ETF                                              2,081
     60,800   WisdomTree Europe Hedged Equity ETF                               4,021
    150,000   WisdomTree India Earnings Fund(a)                                 3,420
     20,000   WisdomTree Japan Hedged Equity Index Fund                         1,102
                                                                             --------
              Total Exchange-Traded Funds (cost: $73,580)                      70,636
                                                                             --------
              FIXED-INCOME EXCHANGE-TRADED FUNDS (15.3%)
     55,000   iShares 20+ Year Treasury Bond ETF                                7,188
     90,000   iShares 7-10 Year Treasury Bond ETF(a)                            9,755
     10,000   iShares iBoxx High Yield Corporate Bond Fund                        906

================================================================================

                                                   Portfolio of Investments |  8

================================================================================

                                                                                                            MARKET
NUMBER                                                                                                       VALUE
OF SHARES     SECURITY                                                                                       (000)
------------------------------------------------------------------------------------------------------------------
     90,000   iShares TIPS Bond ETF                                                                   $     10,223
                                                                                                      ------------
              Total Fixed-Income Exchange-Traded Funds (cost: $27,519)                                      28,072
                                                                                                      ------------
              Total Equity Securities (cost: $172,152)                                                     172,183
                                                                                                      ------------

PRINCIPAL
AMOUNT                                                          COUPON
(000)(e)                                                         RATE           MATURITY
------------------------------------------------------------------------------------------------------------------
              BONDS (0.9%)

              CORPORATE OBLIGATIONS (0.4%)

              ENERGY (0.2%)
$       500   Fieldwood Energy, LLC(b)                           8.38%            9/30/2020                    368
                                                                                                      ------------
              MATERIALS (0.2%)
              ----------------
              GOLD (0.2%)
CAD   2,000   Allied Nevada Gold Corp.(c),(d)                    8.75             6/01/2019                    419
                                                                                                      ------------
              Total Corporate Obligations (cost: $1,618)                                                       787
                                                                                                      ------------
              EURODOLLAR AND YANKEE OBLIGATIONS (0.5%)

              MATERIALS (0.5%)
      1,000   St. Barbara Ltd.(c) (cost: $792)                   8.88             4/15/2018                    857
                                                                                                      ------------
              Total Bonds (cost: $2,410)                                                                     1,644
                                                                                                      ------------

NUMBER
OF SHARES
------------------------------------------------------------------------------------------------------------------
              MONEY MARKET INSTRUMENTS (2.6%)

              MONEY MARKET FUNDS (2.6%)
              State Street Institutional Liquid Reserves Fund Premier Class, 0.10% (f),(g)(cost:
  4,683,226   $4,683)                                                                                        4,683
                                                                                                      ------------

              TOTAL INVESTMENTS (COST: $179,245)                                                      $    178,510
                                                                                                      ============

NUMBER
OF
CONTRACTS
------------------------------------------------------------------------------------------------------------------
              PURCHASED OPTIONS (0.5%)
      3,000   Call - iShares MSCI Emerging Markets ETF expiring January 20, 2017 at 50                         231
      4,673   Put - iShares MSCI EAFE ETF expiring May 15, 2015 at 62                                          350
      5,680   Put - iShares MSCI Emerging Markets ETF expiring April 17, 2015 at 38                             63
         45   Put - Russell 2000 Index expiring April 17, 2015 at 1195                                          17
        130   Put - S&P 500 Index expiring April 17, 2015 at 1990                                               79

================================================================================

9  | USAA Total Return Strategy Fund

================================================================================

NUMBER                                                                                                      MARKET
OF                                                                                                           VALUE
CONTRACTS     SECURITY                                                                                       (000)
------------------------------------------------------------------------------------------------------------------
        127   Put - S&P 500 Index expiring April 17, 2015 at 2000                                     $         93
                                                                                                      ------------

              TOTAL PURCHASED OPTIONS (COST: $1,299)                                                  $        833
                                                                                                      ============

                                                                                                       UNREALIZED
  NUMBER OF                                                                                          APPRECIATION/
  CONTRACTS                                                EXPIRATION           CONTRACT            (DEPRECIATION)
 LONG/(SHORT)                                                 DATE             VALUE (000)                   (000)
------------------------------------------------------------------------------------------------------------------
              FUTURES (9.3%)
       (20)   Euro Currency                                06/15/2015               (2,688)                   110
       (30)   Euro-OAT (French Government Bond)            06/08/2015               (5,034)                   (47)
       (75)   Russell 2000 Mini                            06/19/2015               (9,367)                  (278)
                                                                             -------------            -----------

              TOTAL FUTURES                                                  $     (17,089)           $      (215)
                                                                             =============            ===========

($ IN 000s)                                                       VALUATION HIERARCHY
                                                                  -------------------

                                                       (LEVEL 1)       (LEVEL 2)       (LEVEL 3)
                                                     QUOTED PRICES       OTHER        SIGNIFICANT
                                                       IN ACTIVE      SIGNIFICANT     UNOBSERVABLE
                                                        MARKETS       OBSERVABLE         INPUTS
                                                     FOR IDENTICAL      INPUTS
ASSETS                                                   ASSETS                                                     TOTAL
-------------------------------------------------------------------------------------------------------------------------
Equity Securities:
  Common Stocks                                    $      73,159    $         316   $            --   $            73,475
  Exchange-Traded Funds                                   70,636               --                --                70,636
  Fixed-Income Exchange-Traded Funds                      28,072               --                --                28,072
Bonds:
  Corporate Obligations                                       --              787                --                   787
  Eurodollar and Yankee Obligations                           --              857                --                   857
Money Market Instruments:
  Money Market Funds                                       4,683               --                --                 4,683
Purchased Options                                            833               --                --                   833
Futures(1)                                                   110               --                --                   110
-------------------------------------------------------------------------------------------------------------------------
Total                                              $     177,493    $       1,960   $            --   $           179,453
-------------------------------------------------------------------------------------------------------------------------

                                                       (LEVEL 1)       (LEVEL 2)       (LEVEL 3)
                                                     QUOTED PRICES       OTHER        SIGNIFICANT
                                                      IN ACTIVE       SIGNIFICANT     UNOBSERVABLE
                                                       MARKETS        OBSERVABLE         INPUTS
                                                     FOR IDENTICAL      INPUTS
LIABILITIES                                           LIABILITIES                                                   TOTAL
-------------------------------------------------------------------------------------------------------------------------
Futures(1)                                         $       (325)    $          --   $            --   $             (325)
-------------------------------------------------------------------------------------------------------------------------
Total                                              $       (325)    $          --   $            --   $             (325)
-------------------------------------------------------------------------------------------------------------------------

(1) Futures are valued at the unrealized appreciation/depreciation on the investment.

For the period of January 1, 2015, through March 31, 2015, there were no transfers of securities between levels. The Fund's policy is to recognize any transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

================================================================================

                                                  Portfolio of Investments |  10

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

March 31, 2015 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 52 separate funds. Additionally, the Fund qualifies as a registered investment company under Accounting Standards Codification Topic 946. The information presented in this quarterly report pertains only to the USAA Total Return Strategy Fund (the
Fund), which is classified as diversified under the 1940 Act.

The Fund consists of two classes of shares: Total Return Strategy Fund Shares (Fund Shares) and Total Return Strategy Fund Institutional Shares (Institutional Shares). Each class of shares has equal rights to assets and earnings, except that each class bears certain class-related expenses specific to the particular class. These expenses include administration and servicing fees, transfer agent fees, postage, shareholder reporting fees, and certain registration and custodian fees. Expenses not attributable to a specific class, income, and realized gains or losses on investments are allocated to each class of shares based on each class's relative net assets. Each class has exclusive voting rights on matters related solely to that class and separate voting rights on matters that relate to both classes. The Institutional Shares are available for investment through a USAA discretionary managed account program, and certain advisory programs sponsored by financial intermediaries, such as brokerage firms, investment advisors, financial planners, third-party administrators, and insurance companies. Institutional Shares also are available to institutional investors, which include retirement plans, endowments, foundations, and bank trusts, as well as other persons or legal entities that the Fund may approve from time to time, or for purchase by a USAA Fund participating in a fund-of-funds investment strategy (USAA fund-of-funds).

A. SECURITY VALUATION - The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager), an affiliate of the Fund.

================================================================================

11  | USAA Total Return Strategy Fund

================================================================================

Among other things, these monthly meetings include a review and analysis of back testing reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1. Equity securities, including exchange-traded funds (ETFs) and equity securities sold short, except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. If no last sale or official closing price is reported or available, the average of the bid and asked prices generally is used.

2. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In most cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not be reflected in the value of the Fund's foreign securities. However, the Manager and the Fund's subadviser(s), if applicable, will monitor for events that would materially affect the value of the Fund's foreign securities. The Fund's subadviser(s) have agreed to notify the Manager of significant events they identify that would materially affect the value of the Fund's foreign securities. If the Manager determines that a particular event would materially affect the value of the Fund's foreign securities, then the Manager, under valuation procedures approved by the Board, will consider such available information that it deems relevant to determine a fair value for the affected foreign securities. In addition, the Fund may use information from an external vendor or other sources to adjust the foreign market closing prices of foreign equity securities to reflect what the Fund believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

3. Investments in open-end investment companies, hedge, or other funds, other than ETFs, are valued at their NAV at the end of each business day.

4. Short-term debt securities with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

5. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Board. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

================================================================================

                                         Notes to Portfolio of Investments |  12

================================================================================

6. Repurchase agreements are valued at cost, which approximates market value.

7. Futures are valued based upon the last sale price at the close of market on the principal exchange on which they are traded.

8. Options are valued by a pricing service at the National Best Bid/Offer (NBBO) composite price, which is derived from the best available bid and ask prices in all participating options exchanges determined to most closely reflect market value of the options at the time of computation of the Fund's NAV.

9. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager, an affiliate of the Fund, in consultation with the Fund's subadviser(s), if applicable, under valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS - Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 - inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 - inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices. Level 2 securities include certain common stocks valued using market inputs and other factors deemed by the Manager to appropriately reflect fair value and bonds, valued based on methods discussed in Note A5.

Level 3 - inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

================================================================================

13  | USAA Total Return Strategy Fund

================================================================================

C. DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES - The Fund may buy, sell, and enter into certain types of derivatives, including, but not limited to futures contracts, options, and options on futures contracts, under circumstances in which such instruments are expected by the portfolio manager to aid in achieving the Fund's investment objective. The Fund also may use derivatives in circumstances where the portfolio manager believes they offer an economical means of gaining exposure to a particular asset class or securities market or to keep cash on hand to meet shareholder redemptions or other needs while maintaining exposure to the market. With exchange-listed futures contracts and options, counterparty credit risk to the Fund is limited to the exchange's clearinghouse which, as counterparty to all exchange-traded futures contracts and options, guarantees the transactions against default from the actual counterparty to the trade. The Fund's derivative agreements held at March 31, 2015, did not include master netting provisions.

FUTURES CONTRACTS - The Fund is subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The Fund may use futures contracts to gain exposure to, or hedge against, changes in the value of equities, interest rates, or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Fund is required to deposit with the broker in either cash or securities an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are made or received by the Fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Upon entering into such contracts, the Fund bears the risk of interest or exchange rates or securities prices moving unexpectedly in an unfavorable direction, in which case, the Fund may not achieve the anticipated benefits of the futures contracts.

OPTIONS TRANSACTIONS - The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund may use options on underlying instruments, namely, equity securities, ETFs, and equity indexes, to gain exposure to, or hedge against, changes in the value of equity securities, ETFs, or equity indexes. A call option gives the purchaser the right to buy, and the writer the obligation to sell, the underlying instrument at a specified price during a specified period. Conversely, a put option gives the purchaser the right to sell, and the writer the obligation to buy, the underlying instrument at a specified price during a specified period. The purchaser of the option pays a premium to the writer of the option.

Premiums paid for purchased options are recorded as an investment. If a purchased option expires unexercised, the premium paid is recognized as a realized loss. If a purchased call option on a security is exercised, the cost of the security acquired includes the exercise price and the premium paid. If a purchased put option on a security is exercised, the realized gain or loss on the security sold is determined from the exercise price, the original cost of the security, and the premium paid. The risk associated with purchasing a call or put option is limited to the premium paid.

Premiums received from writing options are recorded as a liability. If a written option expires unexercised, the premium received is recognized as a realized gain. If a written call option on a

================================================================================

                                         Notes to Portfolio of Investments |  14

================================================================================

security is exercised, the realized gain or loss on the security sold is determined from the exercise price, the original cost of the security, and the premium received. If a written put option on a security is exercised, the cost of the security acquired is the exercise price paid less the premium received. The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option.

In an attempt to reduce the Fund's volatility over time, the Fund may implement a strategy that involves purchasing and selling options on indexes or ETFs that represent the Fund's exposure against a highly correlated stock portfolio. The combination of the diversified stock portfolio with index or ETF options is designed to provide the Fund with consistent returns over a wide range of equity market environments. This strategy may not fully protect the Fund against declines in the portfolio's value, and the Fund could experience a loss. Options on ETFs are similar to options on individual securities in that the holder of the ETF call (or put) has the right to receive (or sell) shares of the underlying ETF at the strike price on or before exercise date. Options on securities indexes are different from options on individual securities in that the holder of the index option has the right to receive an amount of cash equal to the difference between the exercise price and the settlement value of the underlying index as defined by the exchange. If an index option is exercised, the realized gain or loss is determined by the exercise price, the settlement value, and the premium amount paid or received.

D. As of March 31, 2015, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments as of March 31, 2015, were $12,017,000 and $13,218,000, respectively, resulting in net unrealized depreciation of $1,201,000.

E. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $183,334,000 at March 31, 2015, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets. Investments in foreign securities were 38.0% of net assets at March 31, 2015.

The Fund may rely on certain Securities and Exchange Commission (SEC) exemptive orders or rules that permit funds meeting various conditions to invest in an exchange-traded fund (ETF) in amounts exceeding limits set forth in the Investment Company Act of 1940, as amended, that would otherwise be applicable.

PORTFOLIO ABBREVIATION(S) AND DESCRIPTION(S)

ADR American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.
CAD      Canadian dollars
OAT      Obligations Assimilables du Tresor
REIT     Real estate investment trust
TIPS     Treasury Inflation Protected Securities

================================================================================

15  | USAA Total Return Strategy Fund

================================================================================

SPECIFIC NOTES

(a) The security, or a portion thereof, is segregated to cover the value of open futures contracts at March 31, 2015.
(b) Senior loan (loan) - is not registered under the Securities Act of 1933. The loan contains certain restrictions on resale and cannot be sold publicly. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility and includes commitment fees on unfunded loan commitments. The interest rate is adjusted periodically, and the rate disclosed represents the current rate at March 31, 2015. The weighted average life of the loan is likely to be shorter than the stated final maturity date due to mandatory or optional prepayments. Security deemed liquid by the Manager, under liquidity guidelines approved by the Board, unless otherwise noted as illiquid.
(c) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Board, unless otherwise noted as illiquid.
(d) At March 31, 2015, the issuer was in default with respect to interest and/or principal payments.
(e)    In U.S. dollars unless otherwise noted.
(f) Rate represents the money market fund annualized seven-day yield at March 31, 2015.
(g) Securities with a value of $4,683,000 are segregated as collateral for initial margin requirements on open futures contracts.
*      Non-income-producing security.

================================================================================

                                         Notes to Portfolio of Investments |  16

[LOGO OF USAA]
   USAA(R)

PORTFOLIOS OF INVESTMENTS
1ST QUARTER
USAA TARGET RETIREMENT FUNDS
MARCH 31, 2015

                                                                      (Form N-Q)

88215-0515                                   (C)2015, USAA. All rights reserved.

================================================================================

PORTFOLIO OF INVESTMENTS

USAA TARGET RETIREMENT INCOME FUND
March 31, 2015 (unaudited)

                                                                                                            MARKET
NUMBER                                                                                                       VALUE
OF SHARES       SECURITY                                                                                     (000)
------------------------------------------------------------------------------------------------------------------
                EQUITY & ALTERNATIVE MUTUAL FUNDS (41.0%)
      167,593   USAA Aggressive Growth Fund                                                           $      6,838
      537,618   USAA Emerging Markets Fund                                                                   8,430
    1,260,480   USAA Flexible Income Fund                                                                   11,975
      403,841   USAA Growth Fund                                                                            10,080
    1,017,401   USAA Income Stock Fund                                                                      18,018
    1,093,110   USAA International Fund                                                                     32,443
      112,934   USAA Precious Metals and Minerals Fund                                                       1,283
    1,483,969   USAA Real Return Fund                                                                       14,765
      356,017   USAA S&P 500 Index Fund                                                                     10,517
      614,029   USAA Small Cap Stock Fund                                                                   11,163
      535,120   USAA Total Return Strategy Fund                                                              4,837
      927,852   USAA Value Fund                                                                             18,919
                                                                                                      ------------
                Total Equity & Alternative Mutual Funds (cost: $118,456)                                   149,268
                                                                                                      ------------

                FIXED-INCOME MUTUAL FUNDS (52.2%)
$   2,285,452   USAA High Income Fund                                                                       19,289
    2,880,310   USAA Income Fund                                                                            38,337
    5,216,943   USAA Intermediate-Term Bond Fund                                                            56,708
    8,213,331   USAA Short-Term Bond Fund                                                                   75,563
                                                                                                      ------------
                Total Fixed-Income Mutual Funds (cost: $179,426)                                           189,897
                                                                                                      ------------

                ULTRA-SHORT MUTUAL FUNDS (5.3%)
    1,899,992   USAA Ultra Short-Term Bond Fund (cost: $19,165)                                             19,171
                                                                                                      ------------

                MONEY MARKET INSTRUMENTS (1.5%)

                MONEY MARKET FUNDS (1.5%)
    5,627,417   State Street Institutional Liquid Reserves Fund Premier Class, 0.10% (a)
                (cost: $5,628)                                                                               5,628
                                                                                                      ------------

                TOTAL INVESTMENTS (COST: $322,675)                                                    $    363,964
                                                                                                      ============

================================================================================

1  | USAA Target Retirement Income Fund

================================================================================

($ IN 000s)                                                     VALUATION HIERARCHY
                                                                -------------------

                                                   (LEVEL 1)          (LEVEL 2)          (LEVEL 3)
                                                 QUOTED PRICES          OTHER           SIGNIFICANT
                                                   IN ACTIVE         SIGNIFICANT       UNOBSERVABLE
                                                    MARKETS           OBSERVABLE           INPUTS
                                                 FOR IDENTICAL          INPUTS
ASSETS                                               ASSETS                                                  TOTAL
------------------------------------------------------------------------------------------------------------------
Equity & Alternative Mutual Funds              $       149,268  $             --  $              --  $     149,268
Fixed-Income Mutual Funds                              189,897                --                 --        189,897
Ultra-Short Mutual Funds                                19,171                --                 --         19,171
Money Market Instruments:
  Money Market Funds                                     5,628                --                 --          5,628
------------------------------------------------------------------------------------------------------------------
Total                                          $       363,964  $             --  $              --  $     363,964
------------------------------------------------------------------------------------------------------------------

For the period of January 1, 2015, through March 31, 2015, there were no transfers of securities between levels. The Fund's policy is to recognize any transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

================================================================================

                                                   Portfolio of Investments |  2

================================================================================

PORTFOLIO OF INVESTMENTS

USAA TARGET RETIREMENT 2020 FUND
March 31, 2015 (unaudited)

                                                                                                            MARKET
NUMBER                                                                                                       VALUE
OF SHARES       SECURITY                                                                                     (000)
------------------------------------------------------------------------------------------------------------------
                EQUITY & ALTERNATIVE MUTUAL FUNDS (53.4%)
      390,247   USAA Aggressive Growth Fund                                                           $     15,922
    1,416,333   USAA Emerging Markets Fund                                                                  22,208
    1,995,308   USAA Flexible Income Fund                                                                   18,956
      979,274   USAA Growth Fund                                                                            24,443
    2,487,532   USAA Income Stock Fund                                                                      44,054
    2,608,574   USAA International Fund                                                                     77,423
      312,711   USAA Precious Metals and Minerals Fund                                                       3,552
    2,519,533   USAA Real Return Fund                                                                       25,069
      918,687   USAA S&P 500 Index Fund                                                                     27,138
    1,594,737   USAA Small Cap Stock Fund                                                                   28,992
    1,133,507   USAA Total Return Strategy Fund                                                             10,247
    2,316,607   USAA Value Fund                                                                             47,236
                                                                                                      ------------
                Total Equity & Alternative Mutual Funds (cost: $267,182)                                   345,240
                                                                                                      ------------

                FIXED-INCOME MUTUAL FUNDS (42.8%)
$   4,063,367   USAA High Income Fund                                                                       34,295
    4,799,066   USAA Income Fund                                                                            63,875
    9,029,891   USAA Intermediate-Term Bond Fund                                                            98,155
    8,692,960   USAA Short-Term Bond Fund                                                                   79,975
                                                                                                      ------------
                Total Fixed-Income Mutual Funds (cost: $254,101)                                           276,300
                                                                                                      ------------

                ULTRA-SHORT MUTUAL FUNDS (2.5%)
    1,625,795   USAA Ultra Short-Term Bond Fund (cost: $16,409)                                             16,404
                                                                                                      ------------

                MONEY MARKET INSTRUMENTS (1.3%)

                MONEY MARKET FUNDS (1.3%)
    8,134,559   State Street Institutional Liquid Reserves Fund Premier Class, 0.10% (a)
                (cost: $8,135)                                                                               8,135
                                                                                                      ------------

                TOTAL INVESTMENTS (COST: $545,827)                                                    $    646,079
                                                                                                      ============

================================================================================

3  | USAA Target Retirement 2020 Fund

================================================================================

($ IN 000s)                                                 VALUATION HIERARCHY
                                                            -------------------

                                                   (LEVEL 1)          (LEVEL 2)        (LEVEL 3)
                                                 QUOTED PRICES          OTHER         SIGNIFICANT
                                                   IN ACTIVE         SIGNIFICANT     UNOBSERVABLE
                                                    MARKETS           OBSERVABLE         INPUTS
                                                 FOR IDENTICAL         INPUTS
ASSETS                                               ASSETS                                                  TOTAL
------------------------------------------------------------------------------------------------------------------
Equity & Alternative Mutual Funds              $       345,240  $             --  $            --  $       345,240
Fixed-Income Mutual Funds                              276,300                --               --          276,300
Ultra-Short Mutual Funds                                16,404                                              16,404
Money Market Instruments:
  Money Market Funds                                     8,135                --               --            8,135
------------------------------------------------------------------------------------------------------------------
Total                                          $       646,079  $             --  $            --  $       646,079
------------------------------------------------------------------------------------------------------------------

For the period of January 1, 2015, through March 31, 2015, there were no transfers of securities between levels. The Fund's policy is to recognize any transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

================================================================================

                                                   Portfolio of Investments |  4

================================================================================

PORTFOLIO OF INVESTMENTS

USAA TARGET RETIREMENT 2030 FUND
March 31, 2015 (unaudited)

                                                                                                            MARKET
NUMBER                                                                                                       VALUE
OF SHARES       SECURITY                                                                                     (000)
------------------------------------------------------------------------------------------------------------------
                EQUITY & ALTERNATIVE MUTUAL FUNDS (74.3%)
    1,009,736   USAA Aggressive Growth Fund                                                           $     41,197
    3,490,900   USAA Emerging Markets Fund                                                                  54,737
    2,942,124   USAA Flexible Income Fund                                                                   27,950
    2,531,822   USAA Growth Fund                                                                            63,194
    6,556,277   USAA Income Stock Fund                                                                     116,112
    7,060,209   USAA International Fund                                                                    209,547
      891,956   USAA Precious Metals and Minerals Fund                                                      10,133
    3,957,352   USAA Real Return Fund                                                                       39,376
    2,293,221   USAA S&P 500 Index Fund                                                                     67,742
    3,957,372   USAA Small Cap Stock Fund                                                                   71,945
    2,722,299   USAA Total Return Strategy Fund                                                             24,609
    6,124,652   USAA Value Fund                                                                            124,882
                                                                                                      ------------
                Total Equity & Alternative Mutual Funds (cost: $669,399)                                   851,424
                                                                                                      ------------

                FIXED-INCOME MUTUAL FUNDS (23.8%)
$   5,485,956   USAA High Income Fund                                                                       46,301
    5,634,539   USAA Income Fund                                                                            74,996
   11,583,501   USAA Intermediate-Term Bond Fund                                                           125,913
    2,737,785   USAA Short-Term Bond Fund                                                                   25,187
                                                                                                      ------------
                Total Fixed-Income Mutual Funds (cost: $247,998)                                           272,397
                                                                                                      ------------

                ULTRA-SHORT MUTUAL FUNDS (0.9%)
      988,829   USAA Ultra Short-Term Bond Fund (cost: $9,988)                                               9,977
                                                                                                      ------------

                MONEY MARKET INSTRUMENTS (1.0%)

                MONEY MARKET FUNDS (1.0%)
   11,228,456   State Street Institutional Liquid Reserves Fund Premier Class, 0.10% (a)
                (cost: $11,229)                                                                             11,229
                                                                                                      ------------

                TOTAL INVESTMENTS (COST: $938,614)                                                    $  1,145,027
                                                                                                      ============

================================================================================

5  | USAA Target Retirement 2030 Fund

================================================================================

($ IN 000s)                                                 VALUATION HIERARCHY
                                                            -------------------

                                                    (LEVEL 1)        (LEVEL 2)        (LEVEL 3)
                                                 QUOTED PRICES         OTHER         SIGNIFICANT
                                                   IN ACTIVE        SIGNIFICANT     UNOBSERVABLE
                                                    MARKETS          OBSERVABLE        INPUTS
                                                 FOR IDENTICAL         INPUTS
ASSETS                                               ASSETS                                                  TOTAL
------------------------------------------------------------------------------------------------------------------
Equity & Alternative Mutual Funds              $       851,424  $            --  $            --  $        851,424
Fixed-Income Mutual Funds                              272,397               --               --           272,397
Ultra-Short Mutual Funds                                 9,977               --               --             9,977
Money Market Instruments:
  Money Market Funds                                    11,229               --               --            11,229
------------------------------------------------------------------------------------------------------------------
Total                                          $     1,145,027  $            --  $            --  $      1,145,027
------------------------------------------------------------------------------------------------------------------

For the period of January 1, 2015, through March 31, 2015, there were no transfers of securities between levels. The Fund's policy is to recognize any transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

================================================================================

                                                   Portfolio of Investments |  6

================================================================================

PORTFOLIO OF INVESTMENTS

USAA TARGET RETIREMENT 2040 FUND
March 31, 2015 (unaudited)

                                                                                                            MARKET
NUMBER                                                                                                       VALUE
OF SHARES       SECURITY                                                                                     (000)
------------------------------------------------------------------------------------------------------------------
                EQUITY & ALTERNATIVE MUTUAL FUNDS (87.8%)
    1,291,292   USAA Aggressive Growth Fund                                                           $     52,685
    4,524,110   USAA Emerging Markets Fund                                                                  70,938
    2,537,669   USAA Flexible Income Fund                                                                   24,108
    3,211,640   USAA Growth Fund                                                                            80,163
    8,042,231   USAA Income Stock Fund                                                                     142,428
    8,828,349   USAA International Fund                                                                    262,025
    1,284,888   USAA Precious Metals and Minerals Fund                                                      14,596
    3,496,499   USAA Real Return Fund                                                                       34,790
    2,861,809   USAA S&P 500 Index Fund                                                                     84,538
    4,981,233   USAA Small Cap Stock Fund                                                                   90,559
    3,583,955   USAA Total Return Strategy Fund                                                             32,399
    7,761,309   USAA Value Fund                                                                            158,253
                                                                                                      ------------
                Total Equity & Alternative Mutual Funds (cost: $820,936)                                 1,047,482
                                                                                                      ------------

                FIXED-INCOME MUTUAL FUNDS (10.1%)
$   2,754,875   USAA High Income Fund                                                                       23,251
    2,634,675   USAA Income Fund                                                                            35,068
    5,692,134   USAA Intermediate-Term Bond Fund                                                            61,873
       51,995   USAA Short-Term Bond Fund                                                                      478
                                                                                                      ------------
                Total Fixed-Income Mutual Funds (cost: $113,053)                                           120,670
                                                                                                      ------------

                ULTRA-SHORT MUTUAL FUNDS (1.0%)
    1,233,779   USAA Ultra Short-Term Bond Fund (cost: $12,466)                                             12,449
                                                                                                      ------------

                MONEY MARKET INSTRUMENTS (1.1%)

                MONEY MARKET FUNDS (1.1%)
   12,642,981   State Street Institutional Liquid Reserves Fund Premier Class, 0.10% (a)
                (cost: $12,643)                                                                             12,643
                                                                                                      ------------

                TOTAL INVESTMENTS (COST: $959,098)                                                    $  1,193,244
                                                                                                      ============

================================================================================

7  | USAA Target Retirement 2040 Fund

================================================================================

($ IN 000s)                                                    VALUATION HIERARCHY
                                                               -------------------

                                                   (LEVEL 1)         (LEVEL 2)         (LEVEL 3)
                                                 QUOTED PRICES         OTHER          SIGNIFICANT
                                                   IN ACTIVE        SIGNIFICANT      UNOBSERVABLE
                                                    MARKETS          OBSERVABLE         INPUTS
                                                 FOR IDENTICAL         INPUTS
ASSETS                                               ASSETS                                                  TOTAL
------------------------------------------------------------------------------------------------------------------
Equity & Alternative Mutual Funds              $     1,047,482  $            --  $             --  $     1,047,482
Fixed-Income Mutual Funds                              120,670               --                --          120,670
Ultra-Short Mutual Funds                                12,449               --                --           12,449
Money Market Instruments:
  Money Market Funds                                    12,643               --                --           12,643
------------------------------------------------------------------------------------------------------------------
Total                                          $     1,193,244  $            --  $             --  $     1,193,244
------------------------------------------------------------------------------------------------------------------

For the period of January 1, 2015, through March 31, 2015, there were no transfers of securities between levels. The Fund's policy is to recognize any transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

================================================================================

                                                   Portfolio of Investments |  8

================================================================================

PORTFOLIO OF INVESTMENTS

USAA TARGET RETIREMENT 2050 FUND
March 31, 2015 (unaudited)

                                                                                                            MARKET
NUMBER                                                                                                       VALUE
OF SHARES       SECURITY                                                                                     (000)
------------------------------------------------------------------------------------------------------------------
                EQUITY & ALTERNATIVE MUTUAL FUNDS (95.9%)
      735,624   USAA Aggressive Growth Fund                                                           $     30,014
    2,746,258   USAA Emerging Markets Fund                                                                  43,061
    1,114,364   USAA Flexible Income Fund                                                                   10,586
    1,846,862   USAA Growth Fund                                                                            46,098
    4,737,696   USAA Income Stock Fund                                                                      83,905
    5,144,890   USAA International Fund                                                                    152,700
      714,559   USAA Precious Metals and Minerals Fund                                                       8,117
    1,692,650   USAA Real Return Fund                                                                       16,842
    1,618,404   USAA S&P 500 Index Fund                                                                     47,808
    2,939,654   USAA Small Cap Stock Fund                                                                   53,443
    1,714,383   USAA Total Return Strategy Fund                                                             15,498
    4,543,490   USAA Value Fund                                                                             92,642
                                                                                                      ------------
                Total Equity & Alternative Mutual Funds (cost: $478,477)                                   600,714
                                                                                                      ------------

                FIXED-INCOME MUTUAL FUNDS (2.3%)
$     273,492   USAA High Income Fund                                                                        2,308
      285,054   USAA Income Fund                                                                             3,794
      757,579   USAA Intermediate-Term Bond Fund                                                             8,235
                                                                                                      ------------
                Total Fixed-Income Mutual Funds (cost: $14,336)                                             14,337
                                                                                                      ------------
                ULTRA-SHORT MUTUAL FUNDS (1.0%)
      612,394   USAA Ultra Short-Term Bond Fund (cost: $6,189)                                               6,179
                                                                                                      ------------

                MONEY MARKET INSTRUMENTS (0.8%)

                MONEY MARKET FUNDS (0.8%)
    5,113,825   State Street Institutional Liquid Reserves Fund Premier Class, 0.10% (a)
                (cost: $5,114)                                                                               5,114
                                                                                                      ------------

                TOTAL INVESTMENTS (COST: $504,116)                                                    $    626,344
                                                                                                      ============

================================================================================

9  | USAA Target Retirement 2050 Fund

================================================================================

($ IN 000s)                                                  VALUATION HIERARCHY
                                                             -------------------

                                                   (LEVEL 1)        (LEVEL 2)        (LEVEL 3)
                                                 QUOTED PRICES        OTHER         SIGNIFICANT
                                                   IN ACTIVE       SIGNIFICANT     UNOBSERVABLE
                                                    MARKETS         OBSERVABLE         INPUTS
                                                 FOR IDENTICAL       INPUTS
ASSETS                                               ASSETS                                                  TOTAL
------------------------------------------------------------------------------------------------------------------
Equity & Alternative Mutual Funds              $       600,714  $           --  $            --  $         600,714
Fixed-Income Mutual Funds                               14,337              --               --             14,337
Ultra-Short Mutual Funds                                 6,179              --               --              6,179
Money Market Instruments:
  Money Market Funds                                     5,114              --               --              5,114
------------------------------------------------------------------------------------------------------------------
Total                                          $       626,344  $           --  $            --  $         626,344
------------------------------------------------------------------------------------------------------------------

For the period of January 1, 2015, through March 31, 2015, there were no transfers of securities between levels. The Fund's policy is to recognize any transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

================================================================================

                                                  Portfolio of Investments |  10

================================================================================

PORTFOLIO OF INVESTMENTS

USAA TARGET RETIREMENT 2060 FUND
March 31, 2015 (unaudited)

                                                                                                            MARKET
NUMBER                                                                                                       VALUE
OF SHARES       SECURITY                                                                                     (000)
------------------------------------------------------------------------------------------------------------------
                EQUITY & ALTERNATIVE MUTUAL FUNDS (93.6%)
       36,505   USAA Aggressive Growth Fund                                                           $      1,489
      149,079   USAA Emerging Markets Fund                                                                   2,338
       42,293   USAA Flexible Income Fund                                                                      402
       89,454   USAA Growth Fund                                                                             2,233
      238,230   USAA Income Stock Fund                                                                       4,219
      245,800   USAA International Fund                                                                      7,295
       31,022   USAA Precious Metals and Minerals Fund                                                         352
       58,432   USAA Real Return Fund                                                                          581
       82,858   USAA S&P 500 Index Fund                                                                      2,448
      150,354   USAA Small Cap Stock Fund                                                                    2,733
       64,000   USAA Total Return Strategy Fund                                                                579
      216,520   USAA Value Fund                                                                              4,415
                                                                                                      ------------
                Total Equity & Alternative Mutual Funds (cost: $28,360)                                     29,084
                                                                                                      ------------

                FIXED-INCOME MUTUAL FUNDS (3.0%)
$      21,843   USAA High Income Fund                                                                          184
       20,998   USAA Income Fund                                                                               280
       42,956   USAA Intermediate-Term Bond Fund                                                               467
          401   USAA Short-Term Bond Fund                                                                        4
                                                                                                      ------------
                Total Fixed-Income Mutual Funds (cost: $932)                                                   935
                                                                                                      ------------
                ULTRA-SHORT MUTUAL FUNDS (1.0%)
       30,104   USAA Ultra Short-Term Bond Fund (cost: $304)                                                   304
                                                                                                      ------------

                MONEY MARKET INSTRUMENTS (2.6%)

                MONEY MARKET FUNDS (2.6%)
      817,405   State Street Institutional Liquid Reserves Fund Premier Class, 0.10% (a)(cost: $817)           817
                                                                                                      ------------

                TOTAL INVESTMENTS (COST: $30,413)                                                     $     31,140
                                                                                                      ============

================================================================================

11  | USAA Target Retirement 2060 Fund

================================================================================

($ IN 000s)                                                  VALUATION HIERARCHY
                                                             -------------------

                                                   (LEVEL 1)          (LEVEL 2)        (LEVEL 3)
                                                 QUOTED PRICES         OTHER         SIGNIFICANT
                                                   IN ACTIVE        SIGNIFICANT     UNOBSERVABLE
                                                    MARKETS          OBSERVABLE         INPUTS
                                                 FOR IDENTICAL         INPUTS
ASSETS                                               ASSETS                                                  TOTAL
------------------------------------------------------------------------------------------------------------------
Equity & Alternative Mutual Funds              $        29,084  $            --  $            --  $         29,084
Fixed-Income Mutual Funds                                  935               --               --               935
Ultra-Short Mutual Funds                                   304               --               --               304
Money Market Instruments:
  Money Market Funds                                       817               --               --               817
------------------------------------------------------------------------------------------------------------------
Total                                          $        31,140  $            --  $            --  $         31,140
------------------------------------------------------------------------------------------------------------------

For the period of January 1, 2015, through March 31, 2015, there were no transfers of securities between levels. The Fund's policy is to recognize any transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

================================================================================

                                                  Portfolio of Investments |  12

================================================================================

NOTES TO PORTFOLIOS OF INVESTMENTS

March 31, 2015 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 52 separate funds. Additionally, the Fund qualifies as a registered investment company under Accounting Standards Codification Topic 946. The information presented in this quarterly report pertains only to the USAA Target Retirement Income Fund (Target Income), the USAA Target Retirement 2020 Fund (Target 2020), the USAA Target Retirement 2030 Fund (Target 2030), the USAA Target Retirement 2040 Fund (Target
2040), the USAA Target Retirement 2050 Fund (Target 2050), and the USAA Target Retirement 2060 Fund (Target 2060) (collectively, the Funds), which are classified as diversified under the 1940 Act.

Each Fund is a "fund of funds" in that it invests in a portfolio of underlying USAA equity and fixed-income mutual funds (underlying USAA Funds) managed by USAA Asset Management Company (the Manager), an affiliate of the Funds. The Funds invest in the Reward Shares of the USAA S&P 500 Index Fund and the Institutional Shares of the other underlying funds.

A. SECURITY VALUATION - The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and the Manager, an affiliate of the Fund. Among other things, these monthly meetings include a review and analysis of back testing reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

================================================================================

13  | USAA Target Retirement Funds

================================================================================

1. Investments in the underlying USAA Funds and other open-end investment companies, other than exchange-traded funds (ETFs) are valued at their net asset value (NAV) at the end of each business day.

2. The underlying USAA Funds have specific valuation procedures. Securities held by an underlying USAA Fund for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of a fund, are valued in good faith at fair value, using methods determined by the Manager, in consultation with a fund's subadvisers, if applicable, under valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause a fund's NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS - Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 - inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 - inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices.

Level 3 - inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C. As of March 31, 2015, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. As of March 31, 2015, gross unrealized appreciation and depreciation of investments and resulting net appreciation (depreciation), were as follows (in thousands):

                          Target Income    Target 2020    Target 2030    Target 2040    Target 2050    Target 2060
------------------------------------------------------------------------------------------------------------------
Unrealized appreciation         $43,728       $104,976       $219,622       $250,515       $128,722           $980
Unrealized depreciation           2,439          4,724         13,209         16,369          6,494            253
------------------------------------------------------------------------------------------------------------------

================================================================================

                                        Notes to Portfolios of Investments |  14

================================================================================

                                ----------------------------------------------------------------------------------
Net                             $41,289       $100,252       $206,413       $234,146       $122,228           $727
------------------------------------------------------------------------------------------------------------------

D. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets. As of March 31, 2015, net assets were as follows (in thousands):

                          Target Income    Target 2020    Target 2030    Target 2040    Target 2050    Target 2060
------------------------------------------------------------------------------------------------------------------
Net assets                     $363,876       $645,979     $1,145,421     $1,193,411       $626,528        $31,077

E. TRANSACTIONS WITH AFFILIATED FUNDS - The following tables provide details related to each Fund's investment in the underlying USAA Funds as of March 31, 2015 (in thousands):

Target Income:

                                 Purchase      Sales      Dividend      Realized            Market Value
Affiliated USAA Fund              Cost(a)    Proceeds      Income     Gain (Loss)(b)    12/31/2014      03/31/2015
-------------------------        --------    --------     --------    --------------    ----------    ------------
Aggressive Growth                     $37          $-           $-                $-        $6,623          $6,838
Emerging Markets                        -       1,569            -             (142)        10,157           8,430
Flexible Income                       133         438          133              (17)        12,390          11,975
Growth                                 37         366            -              (15)        10,139          10,080
High Income                           253         363          253              (17)        19,422          19,289
Income                                581       1,098          290               11         38,531          38,337
Income Stock                          422       1,722          129              (49)        19,814          18,018
Intermediate-Term Bond              1,082       1,269          554               (3)        56,694          56,708
International                           -         291            -              (22)        30,899          32,443
Precious Metals and Minerals            -          36            -              (20)         1,367           1,283
Real Return                             -       1,247            -              (49)        16,068          14,765
S&P 500 Index                       1,186         687           50               22          9,971          10,517
Short-Term Bond                     1,995       2,437          327              (16)        75,760          75,563
Small Cap Stock                     1,925       1,083            -               46          9,924          11,163
Total Return Strategy                  16         967           16               35          5,794           4,837
Ultra Short-Term Bond                 792         933           63               (5)        19,275          19,171
Value                                 183       1,882            -              (52)        20,340          18,919

Target 2020:

                                 Purchase      Sales      Dividend      Realized            Market Value
Affiliated USAA Fund              Cost(a)    Proceeds      Income     Gain (Loss)(b)    12/31/2014      03/31/2015
-------------------------        --------    --------     --------    --------------    ----------    ------------
Aggressive Growth                     $65        $976           $-             $(64)       $16,395         $15,922
Emerging Markets                        -       3,522            -             (421)        26,136          22,208
Flexible Income                       217       1,590          216             (106)        20,510          18,956
Growth                                130       1,298            -              (15)        24,933          24,443
High Income                           444           -          444                 -        33,892          34,295
Income                                995           -          480                 -        62,360          63,875
Income Stock                          704       4,837          317             (101)        49,387          44,054
Intermediate-Term Bond              1,223           -          945                 -        96,578          98,155
International                           -       5,131            -               128        78,033          77,423
Precious Metals and Minerals            -         854            -             (815)         4,425           3,552
Real Return                             -       2,095            -             (154)        27,299          25,069
S&P 500 Index                       2,607           -          130                 -        24,437          27,138
Short-Term Bond                     5,505           -          334                 -        74,223          79,975
Small Cap Stock                     4,395         388            -                 4        23,996          28,992
Total Return Strategy                  33       1,737           33                27        12,002          10,247
Ultra Short-Term Bond                  55           -           54                 -        16,317          16,404
Value                                 388       3,377            -              (79)        49,539          47,236

================================================================================

15  | USAA Target Retirement Funds

================================================================================

Target 2030:

                                 Purchase      Sales      Dividend      Realized            Market Value
Affiliated USAA Fund              Cost(a)    Proceeds      Income     Gain (Loss)(b)    12/31/2014      03/31/2015
-------------------------        --------    --------     --------    --------------    ----------    ------------
Aggressive Growth                    $113      $1,158           $-             $(93)       $41,143         $41,197
Emerging Markets                        -       9,105            -           (1,250)        64,851          54,737
Flexible Income                       309       1,237          309             (104)        29,134          27,950
Growth                                226       1,721            -              (44)        62,968          63,194
High Income                         1,725           -          595                 -        44,632          46,301
Income                              1,682       1,158          569               (1)        73,852          74,996
Income Stock                        1,841       5,324          834             (205)       122,737         116,112
Intermediate-Term Bond              6,399           -        1,198                 -       119,103         125,913
International                           -       3,708            -             (155)       201,296         209,547
Precious Metals and Minerals            -       2,248            -           (3,006)        12,461          10,133
Real Return                             -       2,030            -             (146)        41,585          39,376
S&P 500 Index                       6,340           -          324                 -        61,166          67,742
Short-Term Bond                     3,497           -          102                 -        21,616          25,187
Small Cap Stock                    11,221       1,737            -               (8)        59,958          71,945
Total Return Strategy                  79       1,582           79              (56)        26,207          24,609
Ultra Short-Term Bond                  34       1,695           33              (10)        11,618           9,977
Value                               1,007       1,923            -              (93)       124,074         124,882

Target 2040:

                                 Purchase      Sales      Dividend       Realized           Market Value
Affiliated USAA Fund              Cost(a)    Proceeds      Income     Gain (Loss)(b)    12/31/2014      03/31/2015
-------------------------        --------    --------     --------    --------------    ----------      ----------
Aggressive Growth                    $234          $-           $-               $-        $51,077         $52,685
Emerging Markets                        -       9,270            -           (1,487)        81,478          70,938
Flexible Income                       268       1,056          268              (91)        25,116          24,108
Growth                                352           -            -                 -        77,654          80,163
High Income                         3,465           -          292                 -        19,817          23,251
Income                              2,814           -          261                 -        31,989          35,068
Income Stock                        2,435      11,367        1,043             (415)       155,336         142,428
Intermediate-Term Bond              6,433           -          577                 -        55,269          61,873
International                           -       3,494            -             (187)       250,594         262,025
Precious Metals and Minerals            -       3,367            -           (4,645)        18,062          14,596
Real Return                             -       1,288            -              (84)        36,233          34,790
S&P 500 Index                       8,279           -          403                 -        75,958          84,538
Short-Term Bond                         2           -            2                 -           475             478
Small Cap Stock                    14,349       1,210            -               (5)        74,303          90,559
Total Return Strategy                 104         696          104              (26)        33,125          32,399
Ultra Short-Term Bond                  42           -           41                 -        12,383          12,449
Value                               1,391       2,580            -             (136)       157,264         158,253

================================================================================

                                        Notes to Portfolios of Investments |  16

================================================================================

Target 2050:

                                 Purchase      Sales      Dividend       Realized           Market Value
Affiliated USAA Fund              Cost(a)    Proceeds      Income     Gain (Loss)(b)    12/31/2014      03/31/2015
-------------------------        --------    --------     --------    --------------    ----------      ----------
Aggressive Growth                    $121          $-           $-                $-       $29,110         $30,014
Emerging Markets                    2,505       6,693            -             (791)        48,064          43,061
Flexible Income                       117         241          117              (12)        10,809          10,586
Growth                                791         303            -              (16)        44,370          46,098
High Income                         1,303           -           26                 -         1,008           2,308
Income                                806           -           29                 -         2,962           3,794
Income Stock                        1,383       4,801          603             (194)        89,620          83,905
Intermediate-Term Bond              6,505           -           46                 -         1,727           8,235
International                           -       1,629            -             (119)       145,644         152,700
Precious Metals and Minerals            -       1,438            -           (1,673)         9,670           8,117
Real Return                           976         361            -              (22)        16,302          16,842
S&P 500 Index                       5,078           -          228                 -        42,554          47,808
Small Cap Stock                     8,221           -            -                 -        43,393          53,443
Total Return Strategy                  50         361           50                 7        15,873          15,498
Ultra Short-Term Bond                  21           -           20                 -         6,146           6,179
Value                               1,388       1,340            -              (69)        91,309          92,642

Target 2060:

                                 Purchase      Sales      Dividend       Realized           Market Value
Affiliated USAA Fund              Cost(a)    Proceeds      Income     Gain (Loss)(b)    12/31/2014      03/31/2015
-------------------------        --------    --------     --------    --------------    ----------      ----------
Aggressive Growth                    $101          $-           $-                $-        $1,348          $1,489
Emerging Markets                      699         311            -              (46)         1,997           2,338
Flexible Income                        65          11            4               (1)           351             402
Growth                                144           -            -                 -         2,027           2,233
High Income                           181           -            1                 -             3             184
Income                                275           -            1                 -             4             280
Income Stock                          477         205           30              (11)         4,059           4,219
Intermediate-Term Bond                461           -            1                 -             4             467
International                       1,206         243            -               (6)         5,940           7,295
Precious Metals and Minerals           66          79            -              (19)           373             352
Real Return                            78          17            -               (1)           523             581
S&P 500 Index                         416           -           11                 -         2,021           2,448
Short-Term Bond                         -           -            -                 -             4               4
Small Cap Stock                       849           -            -                 -         1,796           2,733
Total Return Strategy                  64          16            2                 -           534             579
Ultra Short-Term Bond                  73           -            1                 -           231             304
Value                                 382         124            -               (4)         4,087           4,415

(a) Includes reinvestment of distributions from dividend income and realized gains.
(b) Includes capital gain distributions received, if any.


SPECIFIC NOTES

(a) Rate represents the money market fund annualized seven-day yield at March 31, 2015.

================================================================================

17  | USAA Target Retirement Funds

[LOGO OF USAA]
   USAA(R)

PORTFOLIO OF INVESTMENTS
1ST QUARTER
USAA GLOBAL MANAGED VOLATILITY FUND
MARCH 31, 2015

                                                                      (Form N-Q)

88396-0515                                   (C)2015, USAA. All rights reserved.

================================================================================

PORTFOLIO OF INVESTMENTS

USAA GLOBAL MANAGED VOLATILITY FUND
March 31, 2015 (unaudited)

                                                                                                            MARKET
NUMBER                                                                                                       VALUE
OF SHARES     SECURITY                                                                                       (000)
------------------------------------------------------------------------------------------------------------------
              EQUITY SECURITIES (99.2%)

              COMMON STOCKS (0.0%)

              FINANCIALS (0.0%)
              -----------------
              DIVERSIFIED BANKS (0.0%)
        198   Oversea-Chinese Banking Corp. Ltd.                                                      $          2
                                                                                                      ------------
              REITs - DIVERSIFIED (0.0%)
     37,000   BGP Holdings plc, acquired 8/06/2009; cost: $0*(a),(b)                                            --
                                                                                                      ------------
              Total Financials                                                                                   2
                                                                                                      ------------
              Total Common Stocks (cost: $2)                                                                     2
                                                                                                      ------------

              EXCHANGE-TRADED FUNDS (47.0%)
     77,900   iShares MSCI USA Minimum Volatility ETF                                                        3,214
    133,700   iShares MSCI USA Momentum Factor ETF                                                           9,387
    138,600   iShares MSCI USA Quality Factor ETF                                                            8,816
     64,100   iShares MSCI USA Value Factor ETF                                                              4,240
     27,200   iShares Russell 1000 ETF                                                                       3,151
     78,600   PowerShares FTSE RAFI US 1000 Portfolio                                                        7,177
     46,200   Schwab Fundamental U.S. Large Co. Index ETF                                                    1,386
                                                                                                      ------------
              Total Exchange-Traded Funds (cost: $36,693)                                                   37,371
                                                                                                      ------------
              INTERNATIONAL EXCHANGE-TRADED FUNDS (52.2%)
    239,600   iShares Core MSCI EAFE ETF                                                                    14,014
     90,400   iShares Core MSCI Emerging Markets ETF                                                         4,369
      5,700   iShares Currency Hedged MSCI EAFE ETF                                                            159
     21,700   iShares MSCI EAFE ETF                                                                          1,393
     12,300   iShares MSCI EAFE Minimum Volatility ETF                                                         810
    278,500   PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio                                     11,399
    157,900   PowerShares FTSE RAFI Emerging Markets Portfolio                                               2,921
    161,600   Schwab Fundamental International Large Co. Index ETF                                           4,299
     40,900   Vanguard FTSE Emerging Markets ETF                                                             1,672
      7,200   WisdomTree Europe Hedged Equity ETF                                                              476
                                                                                                      ------------
              Total International Exchange-Traded Funds (cost: $42,207)                                     41,512
                                                                                                      ------------
              Total Equity Securities (cost: $78,902)                                                       78,885
                                                                                                      ------------

              MONEY MARKET INSTRUMENTS (0.3%)

              MONEY MARKET FUNDS (0.3%)
    255,126   State Street Institutional Liquid Reserves Fund Premier Class, 0.10% (c)(cost: $255)             255
                                                                                                      ------------

              TOTAL INVESTMENTS (COST: $79,157)                                                       $     79,140
                                                                                                      ============

================================================================================

1  | USAA Global Managed Volatility Fund

================================================================================

NUMBER                                                                                                      MARKET
OF                                                                                                           VALUE
CONTRACTS     SECURITY                                                                                       (000)
------------------------------------------------------------------------------------------------------------------
              PURCHASED OPTIONS (0.8%)
        370   Put - S&P 500 Index expiring June 30, 2015 at 1850                                      $        638
                                                                                                      ------------

              TOTAL PURCHASED OPTIONS (COST: $1,973)                                                  $        638
                                                                                                      ============
              WRITTEN OPTIONS (0.3%)
       (370)  Put - S&P 500 Index expiring June 30, 2015 at 1700                                             (246)
                                                                                                      ------------

              TOTAL WRITTEN OPTIONS (PREMIUMS RECEIVED: $1,109)                                       $      (246)
                                                                                                      ============

($ IN 000s)                                                VALUATION HIERARCHY
                                                           -------------------

                                              (LEVEL 1)         (LEVEL 2)        (LEVEL 3)
                                            QUOTED PRICES         OTHER         SIGNIFICANT
                                              IN ACTIVE        SIGNIFICANT      UNOBSERVABLE
                                               MARKETS          OBSERVABLE         INPUTS
                                            FOR IDENTICAL         INPUTS
ASSETS                                         ASSETS                                                   TOTAL
-------------------------------------------------------------------------------------------------------------
Equity Securities:
  Common Stocks                              $         2       $        --       $        --      $         2
  Exchange-Traded Funds                           37,371                --                --           37,371
  International Exchange-Traded Funds             41,512                --                --           41,512
Money Market Instruments:
  Money Market Funds                                 255                --                --              255
Purchased Options                                    638                --                --              638
-------------------------------------------------------------------------------------------------------------
Total                                        $    79,778       $        --       $        --      $    79,778
-------------------------------------------------------------------------------------------------------------

                                              (LEVEL 1)         (LEVEL 2)        (LEVEL 3)
                                            QUOTED PRICES         OTHER         SIGNIFICANT
                                              IN ACTIVE        SIGNIFICANT      UNOBSERVABLE
                                               MARKETS          OBSERVABLE         INPUTS
                                            FOR IDENTICAL         INPUTS
LIABILITIES                                  LIABILITIES                                                TOTAL
-------------------------------------------------------------------------------------------------------------
Written Options                              $      (246)      $        --       $        --      $      (246)
--------------------------------------------------------------------------------------------------------------
Total                                        $      (246)      $        --       $        --      $      (246)
--------------------------------------------------------------------------------------------------------------

For the period of January 1, 2015, through March 31, 2015, common stocks with a fair value of $1,000 were transferred from Level 2 to Level 1. Due to an assessment of events at the end of the prior reporting period, these securities had adjustments to their foreign market closing prices to reflect changes in value that occurred after the close of foreign markets and prior to the close of the U.S. securities markets. At March 31, 2015, closing prices were not adjusted for these securities. The Fund's policy is to recognize any transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

================================================================================

                                                   Portfolio of Investments |  2

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

March 31, 2015 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 52 separate funds. Additionally, the Fund qualifies as a registered investment company under Accounting Standards Codification Topic 946. The information presented in this quarterly report pertains only to the USAA Global Managed Volatility Fund (the
Fund), which is classified as diversified under the 1940 Act.

The Fund consists of two classes of shares: Global Managed Volatility Fund Shares (Fund Shares) and Global Managed Volatility Fund Institutional Shares (Institutional Shares). Each class of shares has equal rights to assets and earnings, except that each class bears certain class-related expenses specific to the particular class. These expenses include administration and servicing fees, transfer agent fees, postage, shareholder reporting fees, and certain registration and custodian fees. Expenses not attributable to a specific class, income, and realized gains or losses on investments are allocated to each class of shares based on each class's relative net assets. Each class has exclusive voting rights on matters related solely to that class and separate voting rights on matters that relate to both classes. The Institutional Shares are available for investment through a USAA discretionary managed account program, and certain advisory programs sponsored by financial intermediaries, such as brokerage firms, investment advisors, financial planners, third-party administrators, and insurance companies. Institutional Shares also are available to institutional investors, which include retirement plans, endowments, foundations, and bank trusts, as well as other persons or legal entities that the Fund may approve from time to time, or for purchase by a USAA Fund participating in a fund-of-funds investment strategy (USAA fund-of-funds).

A. SECURITY VALUATION - The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager), an affiliate of the Fund.

================================================================================

3  | USAA Global Managed Volatility Fund

================================================================================

Among other things, these monthly meetings include a review and analysis of back testing reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices generally is used.

2. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In most cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not be reflected in the value of the Fund's foreign securities. However, the Manager will monitor for events that would materially affect the value of the Fund's foreign securities. If the Manager determines that a particular event would materially affect the value of the Fund's foreign securities, then the Manager, under valuation procedures approved by the Board, will consider such available information that it deems relevant to determine a fair value for the affected foreign securities. In addition, the Fund may use information from an external vendor or other sources to adjust the foreign market closing prices of foreign equity securities to reflect what the Fund believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

3. Investments in open-end investment companies, hedge, or other funds, other than ETFs, are valued at their NAV at the end of each business day.

4. Short-term debt securities with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

5. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Board. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

================================================================================

                                          Notes to Portfolio of Investments |  4

================================================================================

6. Repurchase agreements are valued at cost, which approximates market value.

7. Futures are valued based upon the last sale price at the close of market on the principal exchange on which they are traded.

8. Options are valued by a pricing service at the National Best Bid/Offer (NBBO) composite price, which is derived from the best available bid and ask prices in all participating options exchanges determined to most closely reflect market value of the options at the time of computation of the Fund's NAV.

9. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager, an affiliate of the Fund, under valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS - Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 - inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 - inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices.

Level 3 - inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C. DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES - The Fund may buy, sell, and enter into certain types of derivatives, including, but not limited to futures contracts, options, and options on futures

================================================================================

5  | USAA Global Managed Volatility Fund

================================================================================

contracts, under circumstances in which such instruments are expected by the portfolio manager to aid in achieving the Fund's investment objective. The Fund also may use derivatives in circumstances where the portfolio manager believes they offer an economical means of gaining exposure to a particular asset class or securities market or to keep cash on hand to meet shareholder redemptions or other needs while maintaining exposure to the market. With exchange-listed futures contracts and options, counterparty credit risk to the Fund is limited to the exchange's clearinghouse which, as counterparty to all exchange-traded futures contracts and options, guarantees the transactions against default from the actual counterparty to the trade. The Fund's derivative agreements held at March 31, 2015, did not include master netting provisions.

OPTIONS TRANSACTIONS - The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund may use options on underlying instruments, namely, equity securities, ETFs, and equity indexes, to gain exposure to, or hedge against, changes in the value of equity securities, ETFs, or equity indexes. A call option gives the purchaser the right to buy, and the writer the obligation to sell, the underlying instrument at a specified price during a specified period. Conversely, a put option gives the purchaser the right to sell, and the writer the obligation to buy, the underlying instrument at a specified price during a specified period. The purchaser of the option pays a premium to the writer of the option.

Premiums paid for purchased options are recorded as an investment. If a purchased option expires unexercised, the premium paid is recognized as a realized loss. If a purchased call option on a security is exercised, the cost of the security acquired includes the exercise price and the premium paid. If a purchased put option on a security is exercised, the realized gain or loss on the security sold is determined from the exercise price, the original cost of the security, and the premium paid. The risk associated with purchasing a call or put option is limited to the premium paid.

Premiums received from writing options are recorded as a liability. If a written option expires unexercised, the premium received is recognized as a realized gain. If a written call option on a security is exercised, the realized gain or loss on the security sold is determined from the exercise price, the original cost of the security, and the premium received. If a written put option on a security is exercised, the cost of the security acquired is the exercise price paid less the premium received. The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option.

In an attempt to reduce the Fund's volatility over time, the Fund may implement a strategy that involves purchasing and selling options on indexes or ETFs that represent the Fund's exposure against a highly correlated stock portfolio. The combination of the diversified stock portfolio with index or ETF options is designed to provide the Fund with consistent returns over a wide range of equity market environments. This strategy may not fully protect the Fund against declines in the portfolio's value, and the Fund could experience a loss. Options on ETFs are similar to options on individual securities in that the holder of the ETF call (or put) has the right to receive (or sell) shares of the underlying ETF at the strike price on or before exercise date. Options on securities indexes are different from options on individual securities in that the holder of the index option has the right to receive an amount of cash equal to the difference between the exercise price and the settlement value of the underlying index as defined by the exchange. If an index option is exercised, the realized gain

================================================================================

                                          Notes to Portfolio of Investments |  6

================================================================================

or loss is determined by the exercise price, the settlement value, and the premium amount paid or received.

D. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS - Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when-issued basis may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases while remaining substantially fully invested.

E. As of March 31, 2015, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments as of March 31, 2015, were $831,000 and $2,183,000, respectively, resulting in net unrealized depreciation of $1,352,000.

F. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $79,568,000 at March 31, 2015, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets. Investments in foreign securities were 52.2% of net assets at March 31, 2015.

The Fund may rely on certain Securities and Exchange Commission (SEC) exemptive orders or rules that permit funds meeting various conditions to invest in an exchange-traded fund (ETF) in amounts exceeding limits set forth in the Investment Company Act of 1940, as amended, that would otherwise be applicable.

PORTFOLIO ABBREVIATION(S) AND DESCRIPTION(S)

REIT - Real estate investment trust

SPECIFIC NOTES

(a) Security deemed illiquid by the Manager, under liquidity guidelines approved by the Board. The aggregate market value of these securities at March 31, 2015, was zero.
(b) Security was fair valued at March 31, 2015, by the Manager in accordance with valuation procedures approved by the Board. The total value of all such securities was zero.
(c) Rate represents the money market fund annualized seven-day yield at March 31, 2015.
*       Non-income-producing security.

================================================================================

7 | USAA Global Managed Volatility Fund

[LOGO OF USAA]
   USAA(R)

PORTFOLIO OF INVESTMENTS
1ST QUARTER
USAA REAL RETURN FUND
MARCH 31, 2015

                                                                      (Form N-Q)

94425-0515                                  (C)2015, USAA. All rights reserved.

================================================================================

PORTFOLIO OF INVESTMENTS

USAA REAL RETURN FUND
March 31, 2015 (unaudited)

                                                                                             MARKET
NUMBER                                                                                        VALUE
OF SHARES     SECURITY                                                                        (000)
---------------------------------------------------------------------------------------------------
              U.S. EQUITY SECURITIES (13.3%)

              COMMON STOCKS (11.6%)

              CONSUMER DISCRETIONARY (0.8%)
              -----------------------------
              ADVERTISING (0.1%)
      6,900   Omnicom Group, Inc.                                                        $      538
                                                                                         ----------
              AUTO PARTS & EQUIPMENT (0.2%)
     16,600   Johnson Controls, Inc.                                                            837
                                                                                         ----------
              AUTOMOBILE MANUFACTURERS (0.1%)
     35,200   Ford Motor Co.                                                                    568
                                                                                         ----------
              HOTELS, RESORTS & CRUISE LINES (0.2%)
     19,700   Carnival Corp.                                                                    943
                                                                                         ----------
              SPECIALIZED CONSUMER SERVICES (0.2%)
     21,300   H&R Block, Inc.                                                                   683
                                                                                         ----------
              Total Consumer Discretionary                                                    3,569
                                                                                         ----------
              CONSUMER STAPLES (0.7%)
              -----------------------
              DRUG RETAIL (0.3%)
     14,500   Walgreens Boots Alliance, Inc.                                                  1,228
                                                                                         ----------
              FOOD DISTRIBUTORS (0.1%)
     15,700   Sysco Corp.                                                                       592
                                                                                         ----------
              HOUSEHOLD PRODUCTS (0.1%)
      6,500   Procter & Gamble Co.                                                              533
                                                                                         ----------
              HYPERMARKETS & SUPER CENTERS (0.1%)
      5,600   Wal-Mart Stores, Inc.                                                             461
                                                                                         ----------
              TOBACCO (0.1%)
      4,400   Philip Morris International, Inc.                                                 331
                                                                                         ----------
              Total Consumer Staples                                                          3,145
                                                                                         ----------
              ENERGY (1.0%)
              -------------
              INTEGRATED OIL & GAS (0.7%)
     15,300   Chevron Corp.                                                                   1,606
     20,300   Occidental Petroleum Corp.                                                      1,482
                                                                                         ----------
                                                                                              3,088
                                                                                         ----------
              OIL & GAS DRILLING (0.1%)
     26,900   Transocean Ltd.                                                                   395
                                                                                         ----------
              OIL & GAS EXPLORATION & PRODUCTION (0.2%)
      7,360   California Resources Corp.                                                         56
     10,000   ConocoPhillips                                                                    622

================================================================================

1  | USAA Real Return Fund

================================================================================

                                                                                             MARKET
NUMBER                                                                                        VALUE
OF SHARES     SECURITY                                                                        (000)
---------------------------------------------------------------------------------------------------
     18,800   Marathon Oil Corp.                                                         $      491
                                                                                         ----------
                                                                                              1,169
                                                                                         ----------
              Total Energy                                                                    4,652
                                                                                         ----------
              FINANCIALS (2.2%)
              -----------------
              ASSET MANAGEMENT & CUSTODY BANKS (0.1%)
      4,900   State Street Corp.                                                                360
                                                                                         ----------
              CONSUMER FINANCE (0.2%)
     10,400   Capital One Financial Corp.                                                       820
                                                                                         ----------
              DIVERSIFIED BANKS (0.7%)
     34,100   JPMorgan Chase & Co.                                                            2,066
     20,400   Wells Fargo & Co.                                                               1,109
                                                                                         ----------
                                                                                              3,175
                                                                                         ----------
              LIFE & HEALTH INSURANCE (0.4%)
     31,900   MetLife, Inc.                                                                   1,613
                                                                                         ----------
              REGIONAL BANKS (0.7%)
     32,200   BB&T Corp.                                                                      1,256
     17,100   Fifth Third Bancorp                                                               322
     23,900   KeyCorp                                                                           338
     16,100   PNC Financial Services Group, Inc.                                              1,501
                                                                                         ----------
                                                                                              3,417
                                                                                         ----------
              THRIFTS & MORTGAGE FINANCE (0.1%)
     29,525   People's United Financial, Inc.                                                   449
                                                                                         ----------
              Total Financials                                                                9,834
                                                                                         ----------
              HEALTH CARE (2.0%)
              ------------------
              BIOTECHNOLOGY (0.1%)
      3,100   Gilead Sciences, Inc.*                                                            304
                                                                                         ----------
              HEALTH CARE EQUIPMENT (0.1%)
     10,200   Medtronic plc                                                                     796
                                                                                         ----------
              PHARMACEUTICALS (1.8%)
     46,200   AbbVie, Inc.                                                                    2,705
     17,400   Johnson & Johnson                                                               1,751
     28,000   Merck & Co., Inc.                                                               1,609
     60,200   Pfizer, Inc.                                                                    2,094
                                                                                         ----------
                                                                                              8,159
                                                                                         ----------
              Total Health Care                                                               9,259
                                                                                         ----------
              INDUSTRIALS (2.0%)
              ------------------
              AEROSPACE & DEFENSE (0.5%)
      8,400   Raytheon Co.                                                                      918
      9,900   United Technologies Corp.                                                       1,160
                                                                                         ----------
                                                                                              2,078
                                                                                         ----------
              AIR FREIGHT & LOGISTICS (0.1%)
      6,300   United Parcel Service, Inc. "B"                                                   611
                                                                                         ----------
              CONSTRUCTION MACHINERY & HEAVY TRUCKS (0.1%)
      3,500   Caterpillar, Inc.                                                                 280
                                                                                         ----------
              ELECTRICAL COMPONENTS & EQUIPMENT (0.4%)
     26,500   Eaton Corp. plc                                                                 1,800
                                                                                         ----------
              ENVIRONMENTAL & FACILITIES SERVICES (0.3%)
     28,600   Republic Services, Inc.                                                         1,160
                                                                                         ----------

================================================================================

                                                   Portfolio of Investments |  2

================================================================================

                                                                                             MARKET
NUMBER                                                                                        VALUE
OF SHARES     SECURITY                                                                        (000)
---------------------------------------------------------------------------------------------------
              INDUSTRIAL CONGLOMERATES (0.5%)
    100,400   General Electric Co.                                                       $    2,491
                                                                                         ----------
              INDUSTRIAL MACHINERY (0.1%)
      2,600   Parker Hannifin Corp.                                                             309
      3,400   Stanley Black & Decker, Inc.                                                      324
                                                                                         ----------
                                                                                                633
                                                                                         ----------
              Total Industrials                                                               9,053
                                                                                         ----------
              INFORMATION TECHNOLOGY (2.2%)
              -----------------------------
              COMMUNICATIONS EQUIPMENT (0.5%)
     74,710   Cisco Systems, Inc.                                                             2,056
      4,700   QUALCOMM, Inc.                                                                    326
                                                                                         ----------
                                                                                              2,382
                                                                                         ----------
              SEMICONDUCTORS (0.7%)
     58,600   Intel Corp.                                                                     1,832
     21,500   Texas Instruments, Inc.                                                         1,230
                                                                                         ----------
                                                                                              3,062
                                                                                         ----------
              SYSTEMS SOFTWARE (0.4%)
     47,200   Microsoft Corp.                                                                 1,919
                                                                                         ----------
              TECHNOLOGY HARDWARE, STORAGE, & PERIPHERALS (0.6%)
     47,800   Hewlett-Packard Co.                                                             1,489
     17,700   Seagate Technology plc                                                            921
                                                                                         ----------
                                                                                              2,410
                                                                                         ----------
              Total Information Technology                                                    9,773
                                                                                         ----------
              MATERIALS (0.4%)
              ----------------
              COMMODITY CHEMICALS (0.1%)
      4,500   LyondellBasell Industries N.V. "A"                                                395
                                                                                         ----------
              DIVERSIFIED METALS & MINING (0.1%)
     48,900   Freeport-McMoRan, Inc.                                                            927
                                                                                         ----------
              PAPER PACKAGING (0.1%)
      7,800   Bemis Co., Inc.                                                                   361
                                                                                         ----------
              PAPER PRODUCTS (0.1%)
      5,800   International Paper Co.                                                           322
                                                                                         ----------
              Total Materials                                                                 2,005
                                                                                         ----------
              TELECOMMUNICATION SERVICES (0.2%)
              ---------------------------------
              INTEGRATED TELECOMMUNICATION SERVICES (0.2%)
     17,181   Verizon Communications, Inc.                                                      836
                                                                                         ----------
              UTILITIES (0.1%)
              ----------------
              MULTI-UTILITIES (0.1%)
     16,500   CenterPoint Energy, Inc.                                                          337
                                                                                         ----------
              Total Common Stocks (cost: $43,008)                                            52,463
                                                                                         ----------
              PREFERRED STOCKS (0.2%)

              ENERGY (0.2%)
              -------------
              OIL & GAS EXPLORATION & PRODUCTION (0.2%)
      1,000   Chesapeake Energy Corp., 5.75%, perpetual(a) (cost: $987)                         872
                                                                                         ----------

================================================================================

3  | USAA Real Return Fund

================================================================================

                                                                                             MARKET
NUMBER                                                                                        VALUE
OF SHARES     SECURITY                                                                        (000)
---------------------------------------------------------------------------------------------------
              EXCHANGE-TRADED FUNDS (0.2%)
     11,800   Energy Select Sector SPDR ETF (cost $998)                                  $      915
                                                                                         ----------
              FIXED-INCOME EXCHANGE-TRADED FUNDS (1.3%)
     52,600   iShares TIPS Bond ETF (cost $5,978)                                             5,975
                                                                                         ----------
              Total U.S. Equity Securities (cost: $50,971)                                   60,225
                                                                                         ----------
              INTERNATIONAL EQUITY SECURITIES (19.3%)

              COMMON STOCKS (1.8%)

              CONSUMER STAPLES (0.2%)
              -----------------------
              PACKAGED FOODS & MEAT (0.2%)
     20,900   Unilever N.V.                                                                     873
                                                                                         ----------
              ENERGY (0.3%)
              -------------
              INTEGRATED OIL & GAS (0.3%)
     25,183   Royal Dutch Shell plc ADR "A"                                                   1,502
                                                                                         ----------
              FINANCIALS (0.3%)
              -----------------
              DIVERSIFIED BANKS (0.3%)
     33,300   HSBC Holdings plc ADR                                                           1,418
                                                                                         ----------
              HEALTH CARE (0.4%)
              ------------------
              PHARMACEUTICALS (0.4%)
     15,200   Novartis AG ADR                                                                 1,499
      6,700   Sanofi ADR                                                                        331
                                                                                         ----------
                                                                                              1,830
                                                                                         ----------
              Total Health Care                                                               1,830
                                                                                         ----------
              MATERIALS (0.2%)
              ----------------
              DIVERSIFIED METALS & MINING (0.2%)
     18,100   Rio Tinto plc ADR                                                                 749
                                                                                         ----------
              TELECOMMUNICATION SERVICES (0.3%)
              ---------------------------------
              WIRELESS TELECOMMUNICATION SERVICES (0.3%)
     19,500   Rogers Communications, Inc. "B"                                                   653
     27,800   Vodafone Group plc ADR                                                            909
                                                                                         ----------
                                                                                              1,562
                                                                                         ----------
              Total Telecommunication Services                                                1,562
                                                                                         ----------
              UTILITIES (0.1%)
              ----------------
              MULTI-UTILITIES (0.1%)
      4,400   National Grid plc ADR                                                             284
                                                                                         ----------
              Total Common Stocks (cost: $8,759)                                              8,218
                                                                                         ----------
              EXCHANGE-TRADED FUNDS (14.1%)
    200,000   EGShares Emerging Markets Consumer ETF                                          5,290
    612,600   iShares Core MSCI Emerging Markets ETF                                         29,607
     58,139   iShares MSCI Turkey ETF                                                         2,698
    373,500   SPDR S&P Global Natural Resources ETF                                          16,034
     84,304   WisdomTree Emerging Markets Equity Income Fund                                  3,583

================================================================================

                                                   Portfolio of Investments |  4

================================================================================

                                                                                             MARKET
NUMBER                                                                                        VALUE
OF SHARES     SECURITY                                                                        (000)
---------------------------------------------------------------------------------------------------
     80,000   WisdomTree Emerging Markets SmallCap Dividend Fund                         $    3,538
    150,000   WisdomTree India Earnings Fund                                                  3,420
                                                                                         ----------
              Total Exchange-Traded Funds (cost: $68,860)                                    64,170
                                                                                         ----------
              FIXED-INCOME EXCHANGE-TRADED FUNDS (3.4%)
    390,000   WisdomTree Emerging Markets Local Debt Fund (cost $19,532)                     15,503
                                                                                         ----------
              Total International Equity Securities (cost: $97,151)                          87,891
                                                                                         ----------
              PRECIOUS METALS AND COMMODITY-RELATED SECURITIES (11.1%)

              GOLD (1.7%)

              AFRICAN GOLD COMPANIES (0.2%)
     18,500   AngloGold Ashanti Ltd. ADR*                                                       173
     70,000   Gold Fields Ltd. ADR                                                              281
    160,000   Harmony Gold Mining Co. Ltd. ADR*                                                 278
                                                                                         ----------
                                                                                                732
                                                                                         ----------
              AUSTRALIAN GOLD COMPANIES (0.1%)
     57,800   Newcrest Mining Ltd.*                                                             589
                                                                                         ----------
              EUROPEAN GOLD COMPANIES (0.2%)
     13,000   Randgold Resources Ltd. ADR                                                       900
                                                                                         ----------
              NORTH AMERICAN GOLD COMPANIES (1.0%)
     15,000   Agnico-Eagle Mines Ltd.                                                           419
     15,000   Alamos Gold, Inc.                                                                  88
     55,000   AuRico Gold, Inc.                                                                 152
    304,600   B2Gold Corp.*                                                                     455
     11,200   Barrick Gold Corp.                                                                123
    105,000   Centerra Gold, Inc.                                                               512
    104,700   Dundee Precious Metals, Inc.*                                                     225
    114,000   Eldorado Gold Corp.                                                               523
     27,200   Goldcorp, Inc.                                                                    493
     46,000   Kinross Gold Corp.*                                                               103
     50,000   New Gold, Inc.*                                                                   169
     12,300   Newmont Mining Corp.                                                              267
      8,000   Royal Gold, Inc.                                                                  505
    120,000   Semafo, Inc.*                                                                     362
     39,000   Yamana Gold, Inc.                                                                 140
                                                                                         ----------
                                                                                              4,536
                                                                                         ----------
              SOUTH AMERICAN GOLD COMPANIES (0.2%)
     70,000   Compania de Minas Buenaventura S.A. ADR                                           709
                                                                                         ----------
              Total Gold (cost: $14,237)                                                      7,466
                                                                                         ----------
              PLATINUM GROUP METALS (0.0%)
     26,000   Impala Platinum Holdings Ltd.* (cost $649)                                        126
                                                                                         ----------
              SILVER (0.2%)
     46,000   Pan American Silver Corp.                                                         403
     35,000   Silver Wheaton Corp.                                                              666
                                                                                         ----------
              Total Silver (cost: $1,505)                                                     1,069
                                                                                         ----------
              EXCHANGE-TRADED FUNDS (9.2%)
    172,000   First Trust Global Tactical Commodity Strategy Fund*                            4,142

================================================================================

5  | USAA Real Return Fund

================================================================================

                                                                                             MARKET
NUMBER                                                                                        VALUE
OF SHARES     SECURITY                                                                        (000)
---------------------------------------------------------------------------------------------------
    800,000   iShares Gold Trust*                                                        $    9,160
    160,000   iShares Silver Trust*                                                           2,549
     11,300   Market Vectors Oil Service ETF                                                    381
    495,000   PowerShares DB Commodity Index Tracking Fund                                    8,450
    551,000   PowerShares DB Oil Fund                                                         7,433
     46,100   SPDR S&P Oil & Gas Exploration & Production ETF                                 2,381
    162,400   United States Commodity Index Fund*                                             7,295
                                                                                         ----------
              Total Exchange-Traded Funds (cost: $53,543)                                    41,791
                                                                                         ----------
              Total Precious Metals and Commodity-Related Securities (cost: $69,934)         50,452
                                                                                         ----------
              GLOBAL REAL ESTATE EQUITY SECURITIES (9.2%)

              COMMON STOCKS (5.5%)

              REITs - DIVERSIFIED (0.5%)
    105,000   Cousins Properties, Inc.                                                        1,113
    110,000   Spirit Realty Capital, Inc.                                                     1,329
                                                                                         ----------
                                                                                              2,442
                                                                                         ----------
              REITs - HEALTH CARE (0.4%)
     20,000   Health Care REIT, Inc.                                                          1,547
                                                                                         ----------
              REITs - HOTEL & RESORT (0.3%)
     90,823   Sunstone Hotel Investors, Inc.                                                  1,514
                                                                                         ----------
              REITs - INDUSTRIAL (0.3%)
     30,000   ProLogis, Inc.                                                                  1,307
                                                                                         ----------
              REITs - OFFICE (0.8%)
     40,000   BioMed Realty Trust, Inc.                                                         907
     11,000   Boston Properties, Inc.                                                         1,545
     12,000   Vornado Realty Trust                                                            1,344
                                                                                         ----------
                                                                                              3,796
                                                                                         ----------
              REITs - RESIDENTIAL (1.2%)
     16,600   American Campus Communities, Inc.                                                 712
     10,000   AvalonBay Communities, Inc.                                                     1,742
     25,000   Equity LifeStyle Properties, Inc.                                               1,374
     21,000   Equity Residential                                                              1,635
                                                                                         ----------
                                                                                              5,463
                                                                                         ----------
              REITs - RETAIL (1.5%)
     10,100   Federal Realty Investment Trust                                                 1,487
     40,000   Kimco Realty Corp.                                                              1,074
     13,200   Regency Centers Corp.                                                             898
     18,602   Retail Properties of America "A"                                                  298
      7,000   Simon Property Group, Inc.                                                      1,370
     26,600   Tanger Factory Outlet Centers, Inc.                                               936
      9,600   Taubman Centers, Inc.                                                             740
      6,000   Urban Edge Properties                                                             142
                                                                                         ----------
                                                                                              6,945
                                                                                         ----------
              REITs - SPECIALIZED (0.5%)
     10,020   American Tower Corp.                                                              943
      5,300   Public Storage                                                                  1,045
                                                                                         ----------
                                                                                              1,988
                                                                                         ----------
              Total Common Stocks (cost: $21,160)                                            25,002
                                                                                         ----------

================================================================================

                                                   Portfolio of Investments |  6

================================================================================

                                                                                             MARKET
NUMBER                                                                                        VALUE
OF SHARES     SECURITY                                                                        (000)
---------------------------------------------------------------------------------------------------
              EXCHANGE-TRADED FUNDS (3.7%)
    200,000   Vanguard REIT ETF (cost $16,897)                                           $   16,814
                                                                                         ----------
              Total Global Real Estate Equity Securities (cost: $38,057)                     41,816
                                                                                         ----------

PRINCIPAL
AMOUNT                                                         COUPON
(000)(g)                                                         RATE        MATURITY
---------------------------------------------------------------------------------------------------
              BONDS (45.8%)

              CORPORATE OBLIGATIONS (12.2%)

              CONSUMER DISCRETIONARY (0.5%)
              -----------------------------
              APPAREL RETAIL (0.2%)
$     1,000   L Brands, Inc.                                     6.95%      3/01/2033         1,082
                                                                                         ----------
              CABLE & SATELLITE (0.1%)
GBP     120   Comcast Corp.                                      5.50      11/23/2029           233
                                                                                         ----------
              SPECIALTY STORES (0.2%)
        945   Harbor Freight Tools USA, Inc. (b)                 4.75       7/26/2019           953
                                                                                         ----------
              Total Consumer Discretionary                                                    2,268
                                                                                         ----------

              CONSUMER STAPLES (0.7%)
              -----------------------
              HYPERMARKETS & SUPER CENTERS (0.3%)
JPY 100,000   Wal-Mart Stores, Inc.                              0.94       7/28/2015           836
EUR     350   Wal-Mart Stores, Inc.                              2.55       4/08/2026           440
                                                                                         ----------
                                                                                              1,276
                                                                                         ----------
              PACKAGED FOODS & MEAT (0.3%)
      1,000   H.J. Heinz Co. (a)                                 4.88       2/15/2025         1,086
CHF     400   Mondelez International, Inc.                       0.63      12/30/2021           414
                                                                                         ----------
                                                                                              1,500
                                                                                         ----------
              SOFT DRINKS (0.1%)
GBP     330   PepsiCo, Inc.                                      2.50      11/01/2022           503
                                                                                         ----------
              Total Consumer Staples                                                          3,279
                                                                                         ----------

              ENERGY (2.6%)
              -------------
              OIL & GAS EQUIPMENT & SERVICES (0.2%)
      1,000   Exterran Partners, LP                              6.00       4/01/2021           925
                                                                                         ----------
              OIL & GAS EXPLORATION & PRODUCTION (0.4%)
        500   Berry Petroleum Co., LLC                           6.75      11/01/2020           409
      1,000   QEP Resources, Inc.                                6.80       3/01/2020         1,030
      1,000   Samson Investment Co. (b)                          5.00       9/25/2018           529
                                                                                         ----------
                                                                                              1,968
                                                                                         ----------
              OIL & GAS REFINING & MARKETING (0.1%)
        398   Tesoro Corp. (b)                                   2.43       5/30/2016           398
                                                                                         ----------
              OIL & GAS STORAGE & TRANSPORTATION (1.9%)
      1,000   Enbridge Energy Partners, LP                       8.05      10/01/2077         1,077
      1,000   Energy Transfer Partners, LP                       3.27 (c)  11/01/2066           890
      1,000   Enterprise Products Operating, LLC                 7.00       6/01/2067         1,013
      1,000   Genesis Energy, LP & Genesis Energy Finance
                  Corp.                                          5.75       2/15/2021           970
      1,000   Kinder Morgan, Inc. (a)                            5.00       2/15/2021         1,070

================================================================================

7  | USAA Real Return Fund

================================================================================

PRINCIPAL                                                                                    MARKET
AMOUNT                                                         COUPON                         VALUE
(000)(g)      SECURITY                                           RATE        MATURITY         (000)
---------------------------------------------------------------------------------------------------
$       325   Markwest Energy Partners Finance Corp.             6.25%      6/15/2022    $      341
        854   NGPL PipeCo, LLC (b)                               6.75       9/15/2017           819
      1,000   NGPL PipeCo, LLC (a)                               9.63       6/01/2019           995
      1,310   Targa Resources Partners, LP                       6.88       2/01/2021         1,379
                                                                                         ----------
                                                                                              8,554
                                                                                         ----------
              Total Energy                                                                   11,845
                                                                                         ----------
              FINANCIALS (3.4%)
              -----------------
              ASSET MANAGEMENT & CUSTODY BANKS (0.3%)
        890   NTC Capital I                                      0.77 (c)   1/15/2027           779
        825   Walter Investment Management Corp. (b)             4.75      12/19/2020           759
                                                                                         ----------
                                                                                              1,538
                                                                                         ----------
              DIVERSIFIED BANKS (0.5%)
JPY 100,000   Citigroup, Inc.                                    1.27       6/04/2018           856
      2,000   JPMorgan Chase Capital XXI                         1.20 (c)   1/15/2087         1,660
                                                                                         ----------
                                                                                              2,516
                                                                                         ----------
              LIFE & HEALTH INSURANCE (0.8%)
      2,000   Lincoln National Corp.                             7.00       5/17/2066         1,930
      1,500   StanCorp Financial Group, Inc.                     6.90       6/01/2067         1,519
                                                                                         ----------
                                                                                              3,449
                                                                                         ----------
              MULTI-LINE INSURANCE (0.5%)
      1,000   Genworth Holdings, Inc.                            6.15      11/15/2066           600
      2,000   Glen Meadow Pass-Through Trust (a)                 6.51       2/12/2067         1,849
                                                                                         ----------
                                                                                              2,449
                                                                                         ----------
              OTHER DIVERSIFIED FINANCIAL SERVICES (0.1%)
MXN   4,000   General Electric Capital Corp.                     8.87       6/02/2018           293
                                                                                         ----------
              PROPERTY & CASUALTY INSURANCE (0.4%)
        500   HSB Group, Inc. (d)                                1.16 (c)   7/15/2027           322
      1,564   Oil Insurance Ltd. (a)                             3.26 (c)           -(e)      1,408
                                                                                         ----------
                                                                                              1,730
                                                                                         ----------
              REGIONAL BANKS (0.8%)
      1,000   CoBank ACB (a)                                     0.87 (c)   6/15/2022           942
      1,000   First Maryland Capital Trust I                     1.25 (c)   1/15/2027           855
      2,000   KeyCorp Capital I                                  1.00 (c)   7/01/2028         1,670
                                                                                         ----------
                                                                                              3,467
                                                                                         ----------
              Total Financials                                                               15,442
                                                                                         ----------

              HEALTH CARE (1.5%)
              ------------------
              BIOTECHNOLOGY (0.1%)
EUR     370   Amgen, Inc.                                        2.13       9/13/2019           424
                                                                                         ----------
              HEALTH CARE FACILITIES (1.1%)
      1,000   Community Health Systems, Inc.                     7.13       7/15/2020         1,061
      1,500   HCA Holdings, Inc.                                 6.25       2/15/2021         1,626
        500   HCA, Inc.                                          5.38       2/01/2025           527
        500   HealthSouth Corp.                                  5.13       3/15/2023           511
      1,000   Tenet Healthcare Corp.                             6.00      10/01/2020         1,062
                                                                                         ----------
                                                                                              4,787
                                                                                         ----------
              PHARMACEUTICALS (0.3%)
      1,500   Valeant Pharmaceuticals International, Inc. (a)    6.75       8/15/2021         1,573
                                                                                         ----------
              Total Health Care                                                               6,784
                                                                                         ----------

              INDUSTRIALS (0.3%)
              ------------------
              INDUSTRIAL CONGLOMERATES (0.1%)
CAD     200   GE Capital Canada Funding Company                  5.73      10/22/2037           215
                                                                                         ----------

================================================================================

                                                   Portfolio of Investments |  8

================================================================================

PRINCIPAL                                                                                    MARKET
AMOUNT                                                         COUPON                         VALUE
(000)(g)      SECURITY                                           RATE        MATURITY         (000)
---------------------------------------------------------------------------------------------------
              TRADING COMPANIES & DISTRIBUTORS (0.2%)
$     1,000   ILFC E-Capital Trust I (a)                         4.09% (c) 12/21/2065    $      947
                                                                                         ----------
              Total Industrials                                                               1,162
                                                                                         ----------
              INFORMATION TECHNOLOGY (0.2%)
              -----------------------------
              DATA PROCESSING & OUTSOURCED SERVICES (0.1%)
        491   SunGard Data Systems, Inc.                         7.38      11/15/2018           511
                                                                                         ----------
              IT CONSULTING & OTHER SERVICES (0.1%)
CAD     250   IBM Corp.                                          2.20       2/10/2017           201
                                                                                         ----------
              Total Information Technology                                                      712
                                                                                         ----------
              TELECOMMUNICATION SERVICES (0.3%)
              ---------------------------------
              INTEGRATED TELECOMMUNICATION SERVICES (0.2%)
      1,000   Frontier Communications Corp.                      7.88       1/15/2027         1,023
                                                                                         ----------
              WIRELESS TELECOMMUNICATION SERVICES (0.1%)
        500   SBA Telecommunications, Inc.                       5.75       7/15/2020           528
                                                                                         ----------
              Total Telecommunication Services                                                1,551
                                                                                         ----------
              UTILITIES (2.7%)
              ----------------
              ELECTRIC UTILITIES (0.7%)
      1,350   NextEra Energy Capital Holdings, Inc.              6.65       6/15/2067         1,344
      2,000   PPL Capital Funding, Inc.                          6.70       3/30/2067         1,935
                                                                                         ----------
                                                                                              3,279
                                                                                         ----------
              INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.7%)
      1,000   AES Corp.                                          7.38       7/01/2021         1,115
        960   Calpine Corp. (b)                                  4.00       4/01/2018           964
      1,000   NRG Energy, Inc.                                   6.63       3/15/2023         1,040
                                                                                         ----------
                                                                                              3,119
                                                                                         ----------
              MULTI-UTILITIES (1.3%)
      1,000   Dominion Resources, Inc.                           2.57 (c)   9/30/2066           937
      1,000   Integrys Energy Group, Inc.                        6.11      12/01/2066           980
      2,900   Puget Sound Energy, Inc.                           6.97       6/01/2067         2,954
      1,000   Wisconsin Energy Corp.                             6.25       5/15/2067         1,003
                                                                                         ----------
                                                                                              5,874
                                                                                         ----------
              Total Utilities                                                                12,272
                                                                                         ----------
              Total Corporate Obligations (cost: $55,427)                                    55,315
                                                                                         ----------

              EURODOLLAR AND YANKEE OBLIGATIONS (1.6%)

              FINANCIALS (1.1%)
              -----------------
              DIVERSIFIED BANKS (0.4%)
      2,800   HSBC Bank plc                                      0.69 (c)           -(e)      1,757
                                                                                         ----------
              LIFE & HEALTH INSURANCE (0.2%)
      1,000   Great-West Life & Annuity Insurance Capital, LP (a)
                                                                 7.15       5/16/2046         1,034
                                                                                         ----------
              PROPERTY & CASUALTY INSURANCE (0.5%)
      2,000   QBE Capital Funding III Ltd. (a)                   7.25       5/24/2041         2,228
                                                                                         ----------
              Total Financials                                                                5,019
                                                                                         ----------

              INDUSTRIALS (0.3%)
              ------------------
              AIRLINES (0.2%)
      1,000   Air Canada "C" Pass-Through Trust (a)              5.00       9/15/2020         1,004
                                                                                         ----------

================================================================================

9  | USAA Real Return Fund

================================================================================

PRINCIPAL                                                                                    MARKET
AMOUNT                                                         COUPON                         VALUE
(000)(g)      SECURITY                                           RATE        MATURITY         (000)
---------------------------------------------------------------------------------------------------
              ELECTRICAL COMPONENTS & EQUIPMENT (0.1%)
$       500   Sensata Technologies B.V. (a)                      5.00%     10/01/2025    $      508
                                                                                         ----------
              Total Industrials                                                               1,512
                                                                                         ----------
              MATERIALS (0.2%)
              ----------------
              GOLD (0.2%)
      1,000   Eldorado Gold Corp. (a)                             6.13     12/15/2020           977
                                                                                         ----------
              Total Eurodollar and Yankee Obligations
                  (cost: $6,874)                                                              7,508
                                                                                         ----------
              FOREIGN CORPORATE BONDS (2.6%)

              CONSUMER DISCRETIONARY (0.1%)
              -----------------------------
              AUTOMOBILE MANUFACTURERS (0.1%)
GBP     300   Volkswagen Financial Services N.V.                  1.25     12/15/2016           447
                                                                                         ----------
              CONSUMER STAPLES (0.3%)
              -----------------------
              BREWERS (0.2%)
EUR   1,000   Anheuser-Busch Inbev N.V.                           1.95      9/30/2021         1,160
                                                                                         ----------
              DISTILLERS & VINTNERS (0.1%)
EUR     370   Bacardi Ltd.                                        2.75      7/03/2023           447
                                                                                         ----------
              Total Consumer Staples                                                          1,607
                                                                                         ----------
              ENERGY (0.2%)
              -------------
              INTEGRATED OIL & GAS (0.1%)
CAD     240   BP Capital Markets plc                              2.74      2/24/2017           194
GBP     130   BP Capital Markets plc                              4.33     12/10/2018           211
MXN   3,400   Petroleos Mexicanos                                 7.65     11/24/2021           231
                                                                                         ----------
                                                                                                636
                                                                                         ----------
              OIL & GAS STORAGE & TRANSPORTATION (0.1%)
CAD     230   Trans-Canada Pipelines                              3.65     11/15/2021           201
                                                                                         ----------
              Total Energy                                                                      837
                                                                                         ----------
              FINANCIALS (1.0%)
              -----------------
              DIVERSIFIED BANKS (0.5%)
CNY   1,900   Bank of China Ltd.                                  3.45      1/16/2017           301
CAD     240   Bank of Nova Scotia                                 3.04     10/18/2024           199
GBP     130   Barclays Bank plc                                   5.75      8/17/2021           234
EUR     340   BNP Paribas                                         5.43      9/07/2017           409
GBP     140   Commonwealth Bank of Australia                      3.88     12/14/2015           212
EUR     350   Danske Bank A/S                                     3.88      5/18/2016           392
GBP     130   Lloyds Bank plc                                     4.88      3/30/2027           246
EUR     360   Rabobank Nederland                                  3.75     11/09/2020           438
                                                                                         ----------
                                                                                              2,431
                                                                                         ----------
              DIVERSIFIED CAPITAL MARKETS (0.1%)
EUR     350   Deutsche Bank AG                                    5.00      6/24/2020           442
                                                                                         ----------
              DIVERSIFIED REAL ESTATE ACTIVITIES (0.1%)
CAD     290   Brookfield Asset Management, Inc.                   3.95      4/09/2019           246
                                                                                         ----------
              OTHER DIVERSIFIED FINANCIAL SERVICES (0.2%)
EUR     350   ING Bank N.V.                                       3.88      5/24/2016           392
EUR     360   KFW                                                 1.88      3/20/2019           418
SEK   2,000   KFW                                                 5.00     12/01/2020           289
                                                                                         ----------
                                                                                              1,099
                                                                                         ----------

================================================================================

                                                  Portfolio of Investments |  10

================================================================================

PRINCIPAL                                                                                    MARKET
AMOUNT                                                         COUPON                         VALUE
(000)(g)      SECURITY                                           RATE        MATURITY         (000)
---------------------------------------------------------------------------------------------------
              PROPERTY & CASUALTY INSURANCE (0.1%)
AUD     300   Suncorp-Metway Ltd.                                3.75%     11/05/2019    $      237
                                                                                         ----------
              Total Financials                                                                4,455
                                                                                         ----------
              GOVERNMENT (0.4%)
              -----------------
              FOREIGN GOVERNMENT (0.4%)
EUR     360   European Financial Stability Facility              2.00       5/15/2017           404
EUR     350   European Financial Stability Facility              2.63       5/02/2019           418
EUR     700   European Union                                     2.75       9/21/2021           888
                                                                                         ----------
                                                                                              1,710
                                                                                         ----------
              Total Government                                                                1,710
                                                                                         ----------
              HEALTH CARE (0.1%)
              ------------------
              PHARMACEUTICALS (0.1%)
EUR     350   Teva Pharmaceutical Finance IV B.V.                2.88       4/15/2019           410
                                                                                         ----------
              MATERIALS (0.5%)
              ----------------
              DIVERSIFIED METALS & MINING (0.4%)
AUD     480   BHP Billiton Finance Ltd.                          3.75      10/18/2017           376
EUR     350   BHP Billiton Finance Ltd.                          3.25       9/24/2027           466
EUR     380   Glencore Finance Dubai Ltd.                        1.75       5/19/2016           414
CHF     500   Glencore Finance Europe                            2.63      12/03/2018           559
                                                                                         ----------
                                                                                              1,815
                                                                                         ----------
              STEEL (0.1%)
EUR     370   Vale S.A.                                          3.75       1/10/2023           422
                                                                                         ----------
              Total Materials                                                                 2,237
                                                                                         ----------
              Total Foreign Corporate Bonds (cost: $12,971)                                  11,703
                                                                                         ----------
              FOREIGN GOVERNMENT OBLIGATIONS (1.1%)

              GOVERNMENT (1.1%)
              -----------------
CAD     240   Financement-Quebec                                 2.40      12/01/2018           199
EUR     340   Government of France                               3.25      10/25/2021           440
JPY  40,950   Japan                                              1.30       3/20/2019           358
JPY  38,550   Japan                                              2.20       6/22/2020           356
JPY  42,450   Japan                                              0.80       6/20/2022           369
JPY 124,250   Japan                                              1.60       6/20/2030         1,158
PLN     931   Poland Government Bond                             3.75       4/25/2018           260
CAD     185   Province of British Columbia                       5.70       6/18/2029           206
CAD     245   Province of Ontario                                2.85       6/02/2023           208
AUD     445   Queensland Treasury Corp.                          6.00       4/21/2016           353
EUR     340   Republic of Austria (a)                            3.15       6/20/2044           596
GBP     130   UK Treasury                                        3.75       9/07/2020           219
GBP     130   UK Treasury                                        4.25       3/07/2036           260
                                                                                         ----------
                                                                                              4,982
                                                                                         ----------
              Total Foreign Government Obligations (cost: $5,563)                             4,982
                                                                                         ----------

              FOREIGN MORTGAGE-BACKED SECURITIES (0.0%)

              FINANCIALS (0.0%)
SEK   1,050   Kommuninvest I Sverige AB (cost: $163)             2.75       8/12/2015           123
                                                                                         ----------

================================================================================

11  | USAA Real Return Fund

================================================================================

PRINCIPAL                                                                                    MARKET
AMOUNT                                                         COUPON                         VALUE
(000)         SECURITY                                           RATE        MATURITY         (000)
---------------------------------------------------------------------------------------------------
              ASSET-BACKED SECURITIES (0.8%)

              FINANCIALS (0.8%)
              -----------------
              ASSET-BACKED FINANCING (0.8%)
$       139   ARI Fleet Lease Trust (a)                          0.72% (c)  3/15/2020    $      139
        410   Arran Residential Mortgages Funding plc (a)        1.71 (c)  11/19/2047           412
      1,499   Nelnet Student Loan Trust (a)                      0.77 (c)   6/25/2041         1,509
      1,406   Trip Rail Master Funding, LLC (a)                  2.67 (c)   7/15/2041         1,441
                                                                                         ----------
                                                                                              3,501
                                                                                         ----------
              Total Financials                                                                3,501
                                                                                         ----------
              Total Asset-Backed Securities (cost: $3,508)                                    3,501
                                                                                         ----------
              COMMERCIAL MORTGAGE SECURITIES (1.8%)

              FINANCIALS (1.8%)
              -----------------
              COMMERCIAL MORTGAGE-BACKED SECURITIES (1.4%)
      1,000   GE Capital Commercial Mortgage Corp.               5.27       3/10/2044         1,013
      1,000   J.P. Morgan Chase Commercial Mortgage
                  Securities Corp.                               5.04      10/15/2042         1,008
      1,000   J.P. Morgan Chase Commercial Mortgage
                  Securities Corp.                               5.57       4/15/2043         1,029
      1,000   Merrill Lynch Mortgage Trust                       5.14       7/12/2038         1,009
        500   Merrill Lynch Mortgage Trust                       5.66       5/12/2039           507
      2,000   Morgan Stanley Capital I, Inc.                     5.49       3/12/2044         2,047
                                                                                         ----------
                                                                                              6,613
                                                                                         ----------
              INTEREST-ONLY COMMERCIAL MORTGAGE-BACKED SECURITIES (0.4%)
     26,401   Freddie Mac Pass-Through Certificates              1.65       6/25/2020         1,712
                                                                                         ----------
              Total Financials                                                                8,325
                                                                                         ----------
              Total Commercial Mortgage Securities (cost: $8,135)                             8,325
                                                                                         ----------

              U.S. TREASURY SECURITIES (25.7%)

              INFLATION-INDEXED NOTES (25.7%)
        179   0.50%, 4/15/2015                                                                  179
        382   1.88%, 7/15/2015                                                                  388
      1,921   2.00%, 1/15/2016                                                                1,970
        411   2.50%, 7/15/2016                                                                  432
      1,589   2.38%, 1/15/2017                                                                1,684
      3,336   0.13%, 4/15/2017                                                                3,397
      1,565   2.63%, 7/15/2017                                                                1,700
      1,170   1.63%, 1/15/2018                                                                1,247
      5,396   0.13%, 4/15/2018                                                                5,506
         30   1.38%, 7/15/2018                                                                   33
        234   2.13%, 1/15/2019                                                                  258
      3,491   0.13%, 4/15/2019                                                                3,560
        333   1.88%, 7/15/2019                                                                  367
      4,692   1.38%, 1/15/2020                                                                5,080
      8,751   1.25%, 7/15/2020                                                                9,497
      4,523   1.13%, 1/15/2021                                                                4,861
      8,202   0.63%, 7/15/2021                                                                8,607
      9,225   0.13%, 1/15/2022                                                                9,313
      4,671   0.13%, 7/15/2022                                                                4,725
      9,632   0.13%, 1/15/2023                                                                9,686
      5,896   0.38%, 7/15/2023                                                                6,053
      3,005   0.63%, 1/15/2024                                                                3,134
      2,953   0.13%, 7/15/2024                                                                2,957
        646   2.38%, 1/15/2025                                                                  784
        426   2.00%, 1/15/2026                                                                  506

================================================================================

                                                  Portfolio of Investments |  12

================================================================================

PRINCIPAL                                                                                    MARKET
AMOUNT                                                         COUPON                         VALUE
(000)         SECURITY                                           RATE        MATURITY         (000)
---------------------------------------------------------------------------------------------------
$     1,546   2.38%, 1/15/2027                                                           $    1,910
      1,459   1.75%, 1/15/2028                                                                1,710
      1,723   3.63%, 4/15/2028                                                                2,434
      7,980   2.50%, 1/15/2029                                                               10,212
      1,854   3.88%, 4/15/2029                                                                2,727
      1,405   3.38%, 4/15/2032                                                                2,065
        228   2.13%, 2/15/2040                                                                  305
      1,298   2.13%, 2/15/2041                                                                1,753
      1,709   0.75%, 2/15/2042                                                                1,732
      2,613   0.63%, 2/15/2043                                                                2,566
      2,708   1.38%, 2/15/2044                                                                3,189
                                                                                         ----------
                                                                                            116,527
                                                                                         ----------
              Total U.S. Treasury Securities (cost: $113,505)                               116,527
                                                                                         ----------
              Total Bonds (cost: $206,146)                                                  207,984
                                                                                         ----------

NUMBER
OF SHARES
---------------------------------------------------------------------------------------------------
              MONEY MARKET INSTRUMENTS (0.7%)

              MONEY MARKET FUNDS (0.7%)
  3,020,852   State Street Institutional Liquid Reserves Fund Premier
                  Class, 0.10% (f)(cost: $3,021)                                              3,021
                                                                                         ----------

              TOTAL INVESTMENTS (COST: $465,280)                                         $  451,389
                                                                                         ==========

($ IN 000s)                                                 VALUATION HIERARCHY
                                                            -------------------

                                                (LEVEL 1)        (LEVEL 2)        (LEVEL 3)
                                              QUOTED PRICES        OTHER         SIGNIFICANT
                                                IN ACTIVE       SIGNIFICANT     UNOBSERVABLE
                                                 MARKETS        OBSERVABLE         INPUTS
                                              FOR IDENTICAL       INPUTS
ASSETS                                            ASSETS                                              TOTAL
-----------------------------------------------------------------------------------------------------------
U.S. Equity Securities:
   Common Stocks                                   $ 52,463       $     --             $--         $ 52,463
   Preferred Stocks                                      --            872              --              872
   Exchange-Traded Funds                                915             --              --              915
   Fixed-Income Exchange-Traded Funds                 5,975             --              --            5,975
International Equity Securities:
   Common Stocks                                      8,218             --              --            8,218
   Exchange-Traded Funds                             64,170             --              --           64,170
   Fixed-Income Exchange-Traded Funds                15,503             --              --           15,503
Precious Metals and Commodity-Related
Securities:
   Gold                                               7,466             --              --            7,466
   Platinum Group Metals                                126             --              --              126
   Silver                                             1,069             --              --            1,069
   Exchange-Traded Funds                             41,791             --              --           41,791
Global Real Estate Equity Securities:
   Common Stocks                                     25,002             --              --           25,002
   Exchange-Traded Funds                             16,814             --              --           16,814
Bonds:

================================================================================

13  | USAA Real Return Fund

================================================================================

  Corporate Obligations                                  --          54,993                322       55,315
  Eurodollar and Yankee Obligations                      --           7,508                 --        7,508
  Foreign Corporate Bonds                                --          11,703                 --       11,703
  Foreign Government Obligations                         --           4,982                 --        4,982
  Foreign Mortgage-Backed Securities:
      Financials                                         --             123                 --          123
  Asset-Backed Securities                                --           3,501                 --        3,501
  Commercial Mortgage Securities                         --           8,325                 --        8,325
  U.S. Treasury Securities                          116,527              --                 --      116,527
Money Market Instruments:
  Money Market Funds                                  3,021              --                 --        3,021
-----------------------------------------------------------------------------------------------------------
Total                                              $359,060        $ 92,007            $   322     $451,389
-----------------------------------------------------------------------------------------------------------

Reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

                                                                                CORPORATE
                                                                              OBLIGATIONS
-----------------------------------------------------------------------------------------
Balance as of December 31, 2014                                                      $342
Purchases                                                                               -
Sales                                                                                   -
Transfers into Level 3                                                                  -
Transfers out of Level 3                                                                -
Net realized gain (loss) on investments                                                 -
Change in net unrealized appreciation/depreciation of
investments                                                                           (20)
-----------------------------------------------------------------------------------------
Balance as of March 31, 2015                                                         $322
-----------------------------------------------------------------------------------------

For the period of January 1, 2015, through March 31, 2015, common stocks with a fair value of $169,000 were transferred from Level 2 to Level 1. Due to an assessment of events at the end of the prior reporting period, these securities had adjustments to their foreign market closing prices to reflect changes in value that occurred after the close of foreign markets and prior to the close of the U.S. securities markets. At March 31, 2015, closing prices were not adjusted for these securities. The Fund's policy is to recognize any transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

================================================================================

                                                  Portfolio of Investments |  14

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

March 31, 2015 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 52 separate funds. Additionally, the Fund qualifies as a registered investment company under Accounting Standards Codification Topic 946. The information presented in this quarterly report pertains only to the USAA Real Return Fund (the Fund), which is classified as nondiversified under the 1940 Act.

The Fund consists of two classes of shares: Real Return Fund Shares (Fund Shares) and Real Return Fund Institutional Shares (Institutional Shares). Each class of shares has equal rights to assets and earnings, except that each class bears certain class-related expenses specific to the particular class. These expenses include administration and servicing fees, transfer agent fees, postage, shareholder reporting fees, and certain registration and custodian fees. Expenses not attributable to a specific class, income, and realized gains or losses on investments are allocated to each class of shares based on each class's relative net assets. Each class has exclusive voting rights on matters related solely to that class and separate voting rights on matters that relate to both classes. The Institutional Shares are available for investment through a USAA discretionary managed account program, and certain advisory programs sponsored by financial intermediaries, such as brokerage firms, investment advisors, financial planners, third-party administrators, and insurance companies. Institutional Shares also are available to institutional investors, which include retirement plans, endowments, foundations, and bank trusts, as well as other persons or legal entities that the Fund may approve from time to time, or for purchase by a USAA Fund participating in a fund-of-funds investment strategy (USAA fund-of-funds).

A. SECURITY VALUATION - The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager), an affiliate of the Fund.

================================================================================

15  | USAA Real Return Fund

================================================================================

Among other things, these monthly meetings include a review and analysis of back testing reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices generally is used.

2. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In most cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not be reflected in the value of the Fund's foreign securities. However, the Manager will monitor for events that would materially affect the value of the Fund's foreign securities and, if necessary, the Manager will value the foreign securities in good faith, considering such available information that the Manager deems relevant, under valuation procedures approved by the Board. In addition, the Fund may use information from an external vendor or other sources to adjust the foreign market closing prices of foreign equity securities to reflect what the Fund believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

3. Investments in open-end investment companies, hedge, or other funds, other than ETFs, are valued at their NAV at the end of each business day.

4. Short-term debt securities with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

5. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Board. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

6. Repurchase agreements are valued at cost, which approximates market value.

================================================================================

                                         Notes to Portfolio of Investments |  16

================================================================================

7. Options are valued by a pricing service at the National Best Bid/Offer (NBBO) composite price, which is derived from the best available bid and ask prices in all participating options exchanges determined to most closely reflect market value of the options at the time of computation of the Fund's NAV.

8. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager under valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS - Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 - inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 - inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices. Level 2 securities include preferred stocks, which are valued based on methods discussed in Note A2 and certain bonds, which are valued based on methods discussed in Note A5.

Level 3 - inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

For the securities valued using significant unobservable inputs, market quotations were not available from the pricing services. As such, the securities were valued in good faith using methods determined by the Manager, under valuation procedures approved by the Board. The valuation of securities falling in the Level 3 category are primarily supported by quoted prices obtained from broker-dealer participating

================================================================================

17  | USAA Real Return Fund

================================================================================

in the market for these securities. However, these securities are included in the Level 3 category due to limited market transparency and/or a lack of corroboration to support the quoted prices.

Refer to the portfolio of investments for a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value.

C. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS - Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis or for delayed draws on loans can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund receives a commitment fee for delayed draws on loans. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when-issued basis and delayed-draw loan commitments may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases and commitments while remaining substantially fully invested.

D. As of March 31, 2015, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments as of March 31, 2015, were $23,449,000 and $37,340,000, respectively, resulting in net unrealized depreciation of $13,891,000.

E. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $454,210,000 at March 31, 2015, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets. Investments in foreign securities were 26.5% of net assets at March 31, 2015.

The Fund may rely on certain Securities and Exchange Commission (SEC) exemptive orders or rules that permit funds meeting various conditions to invest in an exchange-traded fund (ETF) in amounts exceeding limits set forth in the Investment Company Act of 1940, as amended, that would otherwise be applicable.

CATEGORIES AND DEFINITIONS

ASSET-BACKED AND COMMERCIAL MORTGAGE-BACKED SECURITIES - Asset-backed securities represent a participation in, or are secured by and payable from, a stream of payments generated by particular assets. Commercial mortgage-backed securities reflect an interest in, and are secured by, mortgage loans on commercial real property. These securities represent ownership in a pool of loans and are divided into pieces (tranches) with varying maturities. The stated final maturity of such securities represents when the final principal payment will be made for all underlying loans. The weighted average life is the average time for principal to be repaid, which is calculated by assuming prepayment rates of the underlying loans. The weighted average life is likely to be substantially shorter than the stated final maturity as a result of scheduled principal payments and unscheduled principal prepayments. Stated interest rates on commercial mortgage-backed securities may change slightly over time as underlying mortgages pay down.

================================================================================

                                         Notes to Portfolio of Investments |  18

================================================================================

EURODOLLAR AND YANKEE OBLIGATIONS - Eurodollar obligations are U.S. dollar-denominated instruments that are issued outside the U.S. capital markets by foreign corporations and financial institutions and by foreign branches of U.S. corporations and financial institutions. Yankee obligations are dollar-denominated instruments that are issued by foreign issuers in the U.S. capital markets.

U.S. TREASURY INFLATION-INDEXED NOTES - designed to provide a real rate of return after being adjusted over time to reflect the impact of inflation. Their principal value periodically adjusts to the rate of inflation. They trade at the prevailing real, or after-inflation, interest rates. The U.S. Treasury guarantees repayment of these securities of at least their face value in the event of sustained deflation or a drop in prices. Inflation adjustments to the face value of these securities are included in interest income.

PORTFOLIO ABBREVIATION(S) AND DESCRIPTION(S)

ADR American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.
AUD      Australian dollars
CAD      Canadian dollars
CHF      Swiss Francs
CNY      China Yuan Renminbi
EUR      European Euros
GBP      UK Pound Sterling
JPY      Japanese Yen
MXN      Mexican Peso
PLN      Polish Zloty
REIT     Real estate investment trust
SEK      Swedish Krona

SPECIFIC NOTES

(a) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Board, unless otherwise noted as illiquid.
(b) Senior loan (loan) - is not registered under the Securities Act of 1933. The loan contains certain restrictions on resale and cannot be sold publicly. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility and includes commitment fees on unfunded loan commitments. The interest rate is adjusted periodically, and the rate disclosed represents the current rate at March 31, 2015. The weighted average life of the loan is likely to be shorter than the stated final maturity date due to mandatory or optional prepayments. The loan is deemed liquid by the Manager, under liquidity guidelines approved by the Board, unless otherwise noted as illiquid.

================================================================================

19  | USAA Real Return Fund

================================================================================

(c) Variable-rate or floating-rate security - interest rate is adjusted periodically. The interest rate disclosed represents the rate at March 31, 2015.
(d) Security was fair valued at March 31, 2015, by the Manager in accordance with valuation procedures approved by the Board. The total value of all such securities was $322,000, which represented 0.1% of the Fund's net assets.
(e) Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.
(f) Rate represents the money market fund annualized seven-day yield at March 31, 2015.
(g)  In U.S. dollars unless otherwise noted.
*     Non-income-producing security.

================================================================================

                                         Notes to Portfolio of Investments |  20

[LOGO OF USAA]
   USAA(R)

PORTFOLIO OF INVESTMENTS
1ST QUARTER
USAA ULTRA SHORT-TERM BOND FUND
MARCH 31, 2015

                                                                      (Form N-Q)

94424-0515                                   (C)2015, USAA. All rights reserved.

================================================================================

PORTFOLIO OF INVESTMENTS

USAA ULTRA SHORT-TERM BOND FUND
March 31, 2015 (unaudited)

PRINCIPAL                                                                                                                 MARKET
AMOUNT                                                                 COUPON                                              VALUE
(000)        SECURITY                                                    RATE                  MATURITY                    (000)
--------------------------------------------------------------------------------------------------------------------------------
             CORPORATE OBLIGATIONS (48.3%)

             CONSUMER DISCRETIONARY (3.1%)
             -----------------------------
             AUTOMOBILE MANUFACTURERS (0.2%)
$     1,000  Ford Motor Credit Co., LLC                                  1.51% (a)            5/09/2016              $     1,007
                                                                                                                     -----------
             CABLE & SATELLITE (1.0%)
      2,438  CSC Holdings, LLC (b)                                       1.93                 4/17/2018                    2,434
      1,000  NBCUniversal Enterprise, Inc. (c)                           0.79 (a)             4/15/2016                    1,003
      2,000  Time Warner Cable, Inc.                                     5.85                 5/01/2017                    2,177
                                                                                                                     -----------
                                                                                                                           5,614
                                                                                                                     -----------
             CASINOS & GAMING (0.4%)
      1,955  MGM Resorts International (b)                               2.93                12/20/2017                    1,953
                                                                                                                     -----------
             GENERAL MERCHANDISE STORES (0.4%)
      2,000  Dollar Tree, Inc. (b)                                       2.56                 2/06/2020                    2,002
                                                                                                                     -----------
             HOTELS, RESORTS & CRUISE LINES (0.4%)
      1,865  Hyatt Hotels Corp.                                          3.88                 8/15/2016                    1,933
                                                                                                                     -----------
             RESTAURANTS (0.7%)
      3,880  ARAMARK Services, Inc. (b)                                  3.25                 9/07/2019                    3,894
                                                                                                                     -----------
             Total Consumer Discretionary                                                                                 16,403
                                                                                                                     -----------

             CONSUMER STAPLES (0.8%)
             -----------------------
             DRUG RETAIL (0.4%)
      2,000  CVS Health Corp.                                            2.25                12/05/2018                    2,046
                                                                                                                     -----------
             PACKAGED FOODS & MEAT (0.4%)
      2,000  Tyson Foods, Inc.                                           2.65                 8/15/2019                    2,050
                                                                                                                     -----------
             Total Consumer Staples                                                                                        4,096
                                                                                                                     -----------

             ENERGY (3.5%)
             -------------
             OIL & GAS DRILLING (0.7%)
      1,000  Nabors Industries, Inc.                                     2.35                 9/15/2016                      998
      2,500  Noble Holding International Ltd.                            7.50                 3/15/2019                    2,747
                                                                                                                     -----------
                                                                                                                           3,745
                                                                                                                     -----------
             OIL & GAS EQUIPMENT & SERVICES (0.4%)
      2,000  Weatherford Bermuda                                         6.00                 3/15/2018                    2,104
                                                                                                                     -----------
             OIL & GAS EXPLORATION & PRODUCTION (0.5%)
      1,650  EQT Corp.                                                   5.15                 3/01/2018                    1,770
      1,000  Murphy Oil Corp.                                            2.50                12/01/2017                      986
                                                                                                                     -----------
                                                                                                                           2,756
                                                                                                                     -----------
             OIL & GAS REFINING & MARKETING (0.4%)
      2,029  Tesoro Corp. (b)                                            2.43                 5/30/2016                    2,031
                                                                                                                     -----------

================================================================================

1  | USAA Ultra Short-Term Bond Fund

================================================================================

PRINCIPAL                                                                                                                 MARKET
AMOUNT                                                                 COUPON                                              VALUE
(000)        SECURITY                                                    RATE                  MATURITY                    (000)
--------------------------------------------------------------------------------------------------------------------------------
             OIL & GAS STORAGE & TRANSPORTATION (1.5%)
$     3,000  Boardwalk Pipelines, LLC                                    5.50%                2/01/2017              $     3,137
      2,000  DCP Midstream Operating, LP                                 2.50                12/01/2017                    1,891
      1,000  Sabine Pass LNG, LP (c)                                     7.50                11/30/2016                    1,067
      1,000  Sabine Pass LNG, LP                                         7.50                11/30/2016                    1,068
        500  Targa Resources Partners, LP (c)                            5.00                 1/15/2018                      516
                                                                                                                     -----------
                                                                                                                           7,679
                                                                                                                     -----------
             Total Energy                                                                                                 18,315
                                                                                                                     -----------
             FINANCIALS (27.5%)
             ------------------
             ASSET MANAGEMENT & CUSTODY BANKS (0.2%)
      1,000  State Street Bank & Trust Co.                               0.46 (a)            12/08/2015                    1,000
                                                                                                                     -----------
             CONSUMER FINANCE (2.7%)
      6,000  American Express Bank, FSB                                  0.48 (a)             6/12/2017                    5,990
      2,000  Capital One Bank, N.A.                                      2.25                 2/13/2019                    2,012
      3,530  Capital One, N.A.                                           0.71 (a)             3/22/2016                    3,534
      1,000  Caterpillar Financial Services Corp.                        0.50 (a)             2/26/2016                    1,002
      2,000  Ford Motor Credit Co., LLC                                  2.75                 5/15/2015                    2,005
                                                                                                                     -----------
                                                                                                                          14,543
                                                                                                                     -----------
             DIVERSIFIED BANKS (6.2%)
      1,000  Bank of America Corp.                                       1.08 (a)             3/22/2016                    1,004
      3,250  Bank of America Corp.                                       0.59 (a)             8/15/2016                    3,226
      2,000  Bank of America Corp.                                       0.51 (a)            10/14/2016                    1,994
      1,000  Bank of America Corp.                                       1.29 (a)             1/15/2019                    1,015
      1,000  Citigroup, Inc.                                             2.25                 8/07/2015                    1,006
      1,000  Citigroup, Inc.                                             1.25                 1/15/2016                    1,003
      5,000  Citigroup, Inc.                                             0.53 (a)             6/09/2016                    4,971
      1,000  Citigroup, Inc.                                             1.96 (a)             5/15/2018                    1,033
      1,000  Citigroup, Inc.                                             2.50                 7/29/2019                    1,015
      2,168  JPMorgan Chase & Co.                                        5.25                 5/01/2015                    2,173
      3,500  Santander Holdings USA, Inc.                                3.00                 9/24/2015                    3,528
      1,300  U.S. Bancorp                                                3.44                 2/01/2016                    1,326
      2,000  Wachovia Corp.                                              0.59 (a)            10/28/2015                    2,001
      3,000  Wachovia Corp.                                              0.62 (a)            10/15/2016                    2,994
      2,500  Wells Fargo & Co.                                           0.46 (a)            10/28/2015                    2,502
      2,000  Wells Fargo Bank, N.A.                                      0.47 (a)             5/16/2016                    1,996
                                                                                                                     -----------
                                                                                                                          32,787
                                                                                                                     -----------
             LIFE & HEALTH INSURANCE (2.1%)
      2,067  Lincoln National Corp.                                      4.30                 6/15/2015                    2,081
      2,000  MetLife Global Funding I (c)                                1.88                 6/22/2018                    2,025
      1,000  New York Life GloFdiabal Funding (c)                        0.80                 2/12/2016                    1,002
      1,000  Principal Life Global Funding II (c)                        1.00                12/11/2015                    1,004
      2,000  Principal Life Income Funding Trust                         5.55                 4/27/2015                    2,007
      2,800  Prudential Covered Trust (c)                                3.00                 9/30/2015                    2,828
                                                                                                                     -----------
                                                                                                                          10,947
                                                                                                                     -----------
             MULTI-LINE INSURANCE (0.2%)
      1,000  MassMutual Global Funding, LLC (c)                          2.10                 8/02/2018                    1,020
                                                                                                                     -----------
             MULTI-SECTOR HOLDINGS (1.0%)
      5,000  Leucadia National Corp.                                     8.13                 9/15/2015                    5,153
                                                                                                                     -----------
             OTHER DIVERSIFIED FINANCIAL SERVICES (1.9%)
      2,074  AWAS Finance Luxembourg 2012 S.A. (b)                       3.50                 7/16/2018                    2,077
      2,000  General Electric Capital Corp.                              1.29 (a)             7/02/2015                    2,005
      1,000  General Electric Capital Corp.                              0.87 (a)            12/11/2015                    1,004
      1,500  General Electric Capital Corp.                              0.45 (a)             1/08/2016                    1,502
      2,000  General Electric Capital Corp.                              0.90 (a)             7/12/2016                    2,014
      1,697  General Electric Capital Corp.                              0.59 (a)            12/20/2016                    1,702
                                                                                                                     -----------
                                                                                                                          10,304
                                                                                                                     -----------

================================================================================

                                                   Portfolio of Investments |  2

================================================================================

PRINCIPAL                                                                                                                 MARKET
AMOUNT                                                                 COUPON                                              VALUE
(000)        SECURITY                                                    RATE                  MATURITY                    (000)
--------------------------------------------------------------------------------------------------------------------------------
             PROPERTY & CASUALTY INSURANCE (0.4%)
$     2,000  Sirius International Group (c)                              6.38%                3/20/2017              $     2,162
                                                                                                                     -----------
             REGIONAL BANKS (8.1%)
      1,500  BOKF, N.A.                                                  0.95 (a)             5/15/2017                    1,499
      6,000  Branch Banking & Trust Co.                                  0.59 (a)             9/13/2016                    5,980
      2,000  Cullen/Frost Bankers, Inc.                                  0.79 (a)             2/15/2017                    1,985
      2,200  Fifth Third Bancorp                                         0.69 (a)            12/20/2016                    2,188
      3,000  Fifth Third Bank                                            0.67 (a)             2/26/2016                    3,005
      1,000  Fifth Third Bank                                            0.77 (a)            11/18/2016                    1,004
      1,000  Fulton Financial Corp.                                      5.75                 5/01/2017                    1,069
      4,000  Huntington National Bank                                    1.35                 8/02/2016                    4,023
      1,968  Key Bank, N.A.                                              4.95                 9/15/2015                    2,007
      2,000  MUFG Union Bank, N.A.                                       1.50                 9/26/2016                    2,010
      1,000  MUFG Union Bank, N.A.                                       2.63                 9/26/2018                    1,029
      1,661  National City Bank                                          0.62 (a)            12/15/2016                    1,656
      4,225  National City Bank                                          0.63 (a)             6/07/2017                    4,206
      1,000  PNC Bank, N.A.                                              2.20                 1/28/2019                    1,014
      1,000  SunTrust Bank                                               0.56 (a)             4/01/2015                    1,000
      4,900  SunTrust Bank                                               0.55 (a)             8/24/2015                    4,898
        772  SunTrust Bank                                               5.00                 9/01/2015                      785
      3,500  Zions Bancorp.                                              6.00                 9/15/2015                    3,564
                                                                                                                     -----------
                                                                                                                          42,922
                                                                                                                     -----------
             REITs - DIVERSIFIED (1.0%)
        850  Mid-America Apartments, LP                                  5.50                10/01/2015                      869
      1,068  PPF Funding, Inc. (c)                                       5.63                 1/15/2017                    1,125
      1,423  PPF Funding, Inc. (c)                                       5.70                 4/15/2017                    1,512
      2,000  Washington REIT                                             5.35                 5/01/2015                    2,006
                                                                                                                     -----------
                                                                                                                           5,512
                                                                                                                     -----------
             REITs - HOTEL & RESORT (0.2%)
      1,000  Hospitality Properties Trust                                5.63                 3/15/2017                    1,067
                                                                                                                     -----------
             REITs - INDUSTRIAL (0.1%)
        600  Prologis, LP                                                4.00                 1/15/2018                      635
                                                                                                                     -----------
             REITs - OFFICE (1.2%)
      1,595  Digital Realty Trust, LP                                    4.50                 7/15/2015                    1,599
      1,942  Equity Commonwealth                                         5.75                11/01/2015                    1,948
      2,552  Mack-Cali Realty, LP                                        2.50                12/15/2017                    2,569
                                                                                                                     -----------
                                                                                                                           6,116
                                                                                                                     -----------
             REITs - RESIDENTIAL (0.3%)
      1,350  UDR, Inc.                                                   4.25                 6/01/2018                    1,448
                                                                                                                     -----------
             REITs - RETAIL (1.1%)
      1,120  DDR Corp.                                                   5.50                 5/01/2015                    1,124
        820  Equity One, Inc.                                            6.00                 9/15/2017                      897
        905  Kimco Realty Corp.                                          5.58                11/23/2015                      932
        500  Pan Pacific Retail Properties, Inc.                         5.25                 9/01/2015                      509
        500  Realty Income Corp.                                         5.38                 9/15/2017                      544
      2,000  Regency Centers, LP                                         5.25                 8/01/2015                    2,029
                                                                                                                     -----------
                                                                                                                           6,035
                                                                                                                     -----------
             THRIFTS & MORTGAGE FINANCE (0.8%)
      4,000  Chittenden Corp.                                            0.94 (a)             2/14/2017                    3,979
                                                                                                                     -----------
             Total Financials                                                                                            145,630
                                                                                                                     -----------
             HEALTH CARE (2.3%)
             ------------------
             HEALTH CARE EQUIPMENT (0.4%)
      2,000  Mallinckrodt International Finance S.A.                     3.50                 4/15/2018                    1,980
                                                                                                                     -----------
             HEALTH CARE FACILITIES (0.7%)
      1,674  HCA, Inc. (b)                                               2.68                 2/02/2016                    1,675

================================================================================

3  | USAA Ultra Short-Term Bond Fund

================================================================================

PRINCIPAL                                                                                                                 MARKET
AMOUNT                                                                 COUPON                                              VALUE
(000)        SECURITY                                                    RATE                  MATURITY                    (000)
--------------------------------------------------------------------------------------------------------------------------------
$     1,980  HCA, Inc. (b)                                               2.93%                3/31/2017              $     1,983
                                                                                                                     -----------
                                                                                                                           3,658
                                                                                                                     -----------
             HEALTH CARE SERVICES (0.8%)
      1,658  Express Scripts, Inc. (b)                                   1.68                 8/29/2016                    1,657
        768  Laboratory Corp. of America Holdings                        2.20                 8/23/2017                      782
      2,000  Quest Diagnostics, Inc.                                     2.70                 4/01/2019                    2,037
                                                                                                                     -----------
                                                                                                                           4,476
                                                                                                                     -----------
             PHARMACEUTICALS (0.4%)
      2,000  AbbVie, Inc.                                                1.02 (a)            11/06/2015                    2,006
                                                                                                                     -----------
             Total Health Care                                                                                            12,120
                                                                                                                     -----------

             INDUSTRIALS (4.9%)
             ------------------
             AIRLINES (1.2%)
      5,125  Aviation Capital Group Corp. (c)                            3.88                 9/27/2016                    5,236
        975  Continental Airlines, Inc. "B" Pass-Through Trust           6.25                10/11/2021                    1,041
                                                                                                                     -----------
                                                                                                                           6,277
                                                                                                                     -----------
             CONSTRUCTION MACHINERY & HEAVY TRUCKS (0.7%)
      2,000  CNH Industrial Capital, LLC                                 3.88                11/01/2015                    2,020
      1,500  CNH Industrial Capital, LLC                                 3.25                 2/01/2017                    1,500
                                                                                                                     -----------
                                                                                                                           3,520
                                                                                                                     -----------
             ELECTRICAL COMPONENTS & EQUIPMENT (0.5%)
      2,897  Sensata Technologies B.V. (b)                               3.25                 5/12/2019                    2,910
                                                                                                                     -----------
             TRADING COMPANIES & DISTRIBUTORS (0.8%)
      2,000  International Lease Finance Corp.                           2.22 (a)             6/15/2016                    2,007
      1,089  International Lease Finance Corp. (c)                       6.75                 9/01/2016                    1,160
      1,000  International Lease Finance Corp. (c)                       7.13                 9/01/2018                    1,125
                                                                                                                     -----------
                                                                                                                           4,292
                                                                                                                     -----------
             TRUCKING (1.7%)
      2,970  Avis Budget Car Rental, LLC (b)                             3.00                 3/15/2019                    2,986
      1,980  Hertz Corp. (b)                                             3.50                 3/11/2018                    1,976
      3,000  Penske Truck Leasing Co., LP / PTL Finance
               Corp. (c)                                                 3.13                 5/11/2015                    3,006
      1,000  Penske Truck Leasing Co., LP / PTL Finance
               Corp. (c)                                                 2.88                 7/17/2018                    1,024
                                                                                                                     -----------
                                                                                                                           8,992
                                                                                                                     -----------
             Total Industrials                                                                                            25,991
                                                                                                                     -----------
             INFORMATION TECHNOLOGY (0.8%)
             -----------------------------
             ELECTRONIC COMPONENTS (0.4%)
      2,000  Amphenol Corp.                                              2.55                 1/30/2019                    2,039
                                                                                                                     -----------
             SEMICONDUCTORS (0.4%)
      1,995  NXP B.V. (b)                                                3.25                 1/11/2020                    1,989
                                                                                                                     -----------
             Total Information Technology                                                                                  4,028
                                                                                                                     -----------
             MATERIALS (3.0%)
             ----------------
             ALUMINUM (0.8%)
      1,000  Alcoa, Inc.                                                 5.55                 2/01/2017                    1,065
      2,793  Alcoa, Inc.                                                 5.72                 2/23/2019                    3,064
                                                                                                                     -----------
                                                                                                                           4,129
                                                                                                                     -----------
             CONSTRUCTION MATERIALS (1.3%)
      7,000  Martin Marietta Materials, Inc.                             1.37 (a)             6/30/2017                    6,965
                                                                                                                     -----------

             DIVERSIFIED METALS & MINING (0.7%)
      2,000  Freeport-McMoRan, Inc.                                      2.30                11/14/2017                    1,995

================================================================================

                                                   Portfolio of Investments |  4

================================================================================

PRINCIPAL                                                                                                                 MARKET
AMOUNT                                                                 COUPON                                              VALUE
(000)        SECURITY                                                    RATE                  MATURITY                    (000)
--------------------------------------------------------------------------------------------------------------------------------
$     2,000  Freeport-McMoRan, Inc.                                      2.38%                3/15/2018              $     1,992
                                                                                                                     -----------
                                                                                                                           3,987
                                                                                                                     -----------
             SPECIALTY CHEMICALS (0.2%)
      1,000  Albemarle Corp.                                             3.00                12/01/2019                    1,012
                                                                                                                     -----------
             Total Materials                                                                                              16,093
                                                                                                                     -----------
             TELECOMMUNICATION SERVICES (1.0%)
             ---------------------------------
             INTEGRATED TELECOMMUNICATION SERVICES (0.3%)
      1,371  Verizon Communications, Inc.                                2.50                 9/15/2016                    1,401
                                                                                                                     -----------
             WIRELESS TELECOMMUNICATION SERVICES (0.7%)
      3,965  Crown Castle Operating Co. (b)                              3.00                 1/31/2019                    3,974
                                                                                                                     -----------
             Total Telecommunication Services                                                                              5,375
                                                                                                                     -----------
             UTILITIES (1.4%)
             ----------------
             ELECTRIC UTILITIES (1.4%)
      2,000  FirstEnergy Corp.                                           2.75                 3/15/2018                    2,050
      5,000  IPALCO Enterprises, Inc.                                    5.00                 5/01/2018                    5,325
                                                                                                                     -----------
                                                                                                                           7,375
                                                                                                                     -----------
             Total Utilities                                                                                               7,375
                                                                                                                     -----------
             Total Corporate Obligations (cost: $253,828)                                                                255,426
                                                                                                                     -----------
             EURODOLLAR AND YANKEE OBLIGATIONS (21.3%)

             CONSUMER DISCRETIONARY (2.7%)
             -----------------------------
             AUTOMOBILE MANUFACTURERS (2.7%)
      1,000  Daimler Finance, N.A., LLC (c)                              1.65                 4/10/2015                    1,000
      1,000  Daimler Finance, N.A., LLC (c)                              0.93 (a)             8/01/2016                    1,006
      3,306  Hyundai Capital Services, Inc. (c)                          1.07 (a)             3/18/2017                    3,312
      1,000  Nissan Motor Acceptance Corp. (c)                           0.97 (a)             9/26/2016                    1,006
      1,765  Nissan Motor Acceptance Corp. (c)                           0.81 (a)             3/03/2017                    1,771
      3,000  Nissan Motor Acceptance Corp. (c)                           1.95                 9/12/2017                    3,050
      1,000  Nissan Motor Acceptance Corp. (c)                           2.35                 3/04/2019                    1,019
      2,000  Volkswagen Group of America Finance, LLC (c)                0.63 (a)             5/23/2017                    2,001
                                                                                                                     -----------
                                                                                                                          14,165
                                                                                                                     -----------
             Total Consumer Discretionary                                                                                 14,165
                                                                                                                     -----------
             CONSUMER STAPLES (0.2%)
             ------------------------
             BREWERS (0.2%)
      1,000  SABMiller Holdings, Inc. (c)                                0.94 (a)             8/01/2018                    1,004
                                                                                                                     -----------
             ENERGY (3.1%)
             -------------
             INTEGRATED OIL & GAS (2.7%)
      2,000  BP Capital Markets plc                                      0.68 (a)            11/07/2016                    2,005
      3,495  BP Capital Markets plc                                      1.63                 8/17/2017                    3,513
      2,000  Petrobras Global Finance B.V.                               1.88 (a)             5/20/2016                    1,895
      2,000  Petrobras International Finance Co.                         3.88                 1/27/2016                    1,967
      2,000  Petrobras International Finance Co.                         3.50                 2/06/2017                    1,877
      3,000  TransCanada PipeLines Ltd.                                  0.95 (a)             6/30/2016                    3,010
                                                                                                                     -----------
                                                                                                                          14,267
                                                                                                                     -----------
             OIL & GAS STORAGE & TRANSPORTATION (0.4%)
      1,000  Enbridge, Inc.                                              0.91 (a)            10/01/2016                      996
      1,500  Enbridge, Inc.                                              0.71 (a)             6/02/2017                    1,482
                                                                                                                     -----------
                                                                                                                           2,478
                                                                                                                     -----------
             Total Energy                                                                                                 16,745
                                                                                                                     -----------

================================================================================

5  | USAA Ultra Short-Term Bond Fund

================================================================================

PRINCIPAL                                                                                                                 MARKET
AMOUNT                                                                 COUPON                                              VALUE
(000)        SECURITY                                                    RATE                  MATURITY                    (000)
--------------------------------------------------------------------------------------------------------------------------------
             FINANCIALS (8.8%)
             -----------------
             CONSUMER FINANCE (0.8%)
$     4,000  American Honda Finance Corp. (c)                            0.64% (a)            5/26/2016              $     4,016
                                                                                                                     -----------
             DIVERSIFIED BANKS (4.6%)
      2,000  Abbey National Treasury Services                            0.78 (a)             3/13/2017                    2,002
      2,000  ABN AMRO Bank N.V. (c)                                      1.38                 1/22/2016                    2,011
      2,000  ABN AMRO Bank N.V. (c)                                      1.06 (a)            10/28/2016                    2,015
      1,000  ANZ New Zealand International Ltd. (c)                      3.13                 8/10/2015                    1,010
      1,000  ANZ New Zealand International Ltd. (c)                      1.85                10/15/2015                    1,008
      2,000  Banco Santander Chile (c)                                   1.15 (a)             4/11/2017                    1,995
      3,000  Canadian Imperial Bank of Commerce                          0.78 (a)             7/18/2016                    3,014
      2,000  Commonwealth Bank of Australia (c)                          0.77 (a)             9/20/2016                    2,008
      1,000  Norddeutsche Landesbank Girozentrale (c)                    0.88                10/16/2015                    1,002
      2,225  Standard Chartered Bank (c)                                 6.40                 9/26/2017                    2,455
      2,000  Standard Chartered plc (c)                                  3.20                 5/12/2016                    2,045
      2,000  Svenska Handelsbanken AB                                    0.73 (a)             9/23/2016                    2,009
      2,000  Swedbank AB (c)                                             1.75                 3/12/2018                    2,008
                                                                                                                     -----------
                                                                                                                          24,582
                                                                                                                     -----------
             DIVERSIFIED CAPITAL MARKETS (0.4%)
      2,000  Deutsche Bank AG                                            0.87 (a)             2/13/2017                    2,007
                                                                                                                     -----------
             DIVERSIFIED REAL ESTATE ACTIVITIES (0.3%)
      1,500  Brookfield Asset Management, Inc.                           5.80                 4/25/2017                    1,623
                                                                                                                     -----------
             LIFE & HEALTH INSURANCE (0.4%)
      2,000  Sun Canada Financial Co. (c)                                7.25                12/15/2015                    2,086
                                                                                                                     -----------
             OTHER DIVERSIFIED FINANCIAL SERVICES (1.1%)
      2,000  ING Bank N.V. (c)                                           1.91 (a)             9/25/2015                    2,014
      2,000  ING Bank N.V. (c)                                           2.00                 9/25/2015                    2,013
      2,000  ING Bank N.V. (c)                                           1.21 (a)             3/07/2016                    2,012
                                                                                                                     -----------
                                                                                                                           6,039
                                                                                                                     -----------
             PROPERTY & CASUALTY INSURANCE (1.0%)
      2,000  QBE Insurance Group Ltd. (c)                                2.40                 5/01/2018                    2,021
      3,000  Suncorp-Metway Ltd. (c)                                     0.97 (a)             3/28/2017                    3,005
                                                                                                                     -----------
                                                                                                                           5,026
                                                                                                                     -----------
             REITs - RETAIL (0.2%)
      1,000  Scentre Group Trust (c)                                     2.38                11/05/2019                    1,012
                                                                                                                     -----------
             Total Financials                                                                                             46,391
                                                                                                                     -----------
             INDUSTRIALS (3.4%)
             ------------------
             AIRPORT SERVICES (0.6%)
      3,000  Heathrow Funding Ltd. (c)                                   2.50                 6/25/2017                    3,010
                                                                                                                     -----------
             DIVERSIFIED SUPPORT SERVICES (0.9%)
      5,000  Brambles USA, Inc. (c)                                      3.95                 4/01/2015                    5,000
                                                                                                                     -----------
             INDUSTRIAL CONGLOMERATES (1.4%)
      2,525  Hutchison Whampoa International Ltd. (c)                    4.63                 9/11/2015                    2,568
      5,000  Hutchison Whampoa International Ltd. (c)                    2.00                11/08/2017                    5,043
                                                                                                                     -----------
                                                                                                                           7,611
                                                                                                                     -----------
             MARINE (0.2%)
      1,000  A.P. Moeller-Maersk A/S (c)                                 2.55                 9/22/2019                    1,018
                                                                                                                     -----------
             RAILROADS (0.3%)
      1,500  Asciano Finance Ltd. (c)                                    3.13                 9/23/2015                    1,513
                                                                                                                     -----------
             Total Industrials                                                                                            18,152
                                                                                                                     -----------

================================================================================

                                                   Portfolio of Investments |  6

================================================================================

PRINCIPAL                                                                                                                 MARKET
AMOUNT                                                                 COUPON                                              VALUE
(000)        SECURITY                                                    RATE                  MATURITY                    (000)
--------------------------------------------------------------------------------------------------------------------------------
             MATERIALS (3.1%)
             ----------------
             DIVERSIFIED METALS & MINING (2.7%)
$     3,000  Anglo American Capital plc (c)                              1.20% (a)            4/15/2016              $     2,999
      2,000  Glencore Finance Canada Ltd. (c)                            2.05                10/23/2015                    2,009
      2,000  Glencore Funding, LLC (c)                                   1.70                 5/27/2016                    2,009
      1,000  Glencore Funding, LLC (c)                                   3.13                 4/29/2019                    1,025
      3,000  Rio Tinto Finance USA plc                                   1.11 (a)             6/17/2016                    3,008
      2,362  Teck Resources Ltd.                                         3.00                 3/01/2019                    2,351
      1,000  Vedanta Resources plc (c)                                   6.75                 6/07/2016                    1,000
                                                                                                                     -----------
                                                                                                                          14,401
                                                                                                                     -----------
             STEEL (0.4%)
      2,000  ArcelorMittal                                               4.50                 3/01/2016                    2,050
                                                                                                                     -----------
             Total Materials                                                                                              16,451
                                                                                                                     -----------
             Total Eurodollar and Yankee Obligations (cost: $112,686)                                                    112,908
                                                                                                                     -----------

             ASSET-BACKED SECURITIES (7.5%)

             FINANCIALS (7.5%)
             -----------------
             ASSET-BACKED FINANCING (7.5%)
      2,000  AmeriCredit Automobile Receivables Trust                    4.26                 2/08/2017                    2,015
      2,000  AmeriCredit Automobile Receivables Trust                    4.00                 5/08/2017                    2,016
      1,005  AmeriCredit Automobile Receivables Trust                    2.42                 5/08/2018                    1,017
      1,000  Americredit Automobile Receivables Trust                    1.57                 1/08/2019                    1,000
      1,435  Arran Residential Mortgages Funding plc (c)                 1.71 (a)            11/19/2047                    1,442
      1,667  Avis Budget Rental Car Funding (AESOP), LLC (c)             2.05                 8/20/2016                    1,671
      2,000  California Republic Auto Receivables Trust                  1.57                12/16/2019                    2,010
      2,200  California Republic Auto Receivables Trust                  2.30                12/16/2019                    2,217
      1,000  California Republic Auto Receivables Trust                  2.34                 4/15/2020                    1,007
      2,500  Chase Issuance Trust                                        0.63 (a)             4/15/2019                    2,492
      2,000  CIT Equipment Collateral (c)                                1.50                10/21/2019                    2,003
      1,000  CNH Equipment Trust                                         1.61                 5/17/2021                    1,004
      1,000  Credit Acceptance Auto Loan Trust (c)                       1.21                10/15/2020                    1,001
      1,000  Credit Acceptance Auto Loan Trust (c)                       1.83                 4/15/2021                      999
      1,500  Credit Acceptance Auto Loan Trust (c)                       1.88                 3/15/2022                    1,506
        879  Enterprise Fleet Financing, LLC (c)                         0.87                 9/20/2019                      879
        454  Exeter Automobile Receivables Trust (c)                     1.49                11/15/2017                      455
      1,268  Exeter Automobile Receivables Trust (c)                     1.29                 5/15/2018                    1,269
      2,000  GE Capital Credit Card Master Note Trust                    0.65 (a)             5/15/2019                    2,003
      1,000  GE Dealer Floorplan Master Note Trust                       0.58 (a)             4/20/2018                    1,001
      1,100  GE Equipment Small Ticket, LLC (c)                          1.02                 2/24/2017                    1,103
      3,000  GE Equipment Small Ticket, LLC (c)                          1.39                 7/24/2020                    3,019
      1,419  Prestige Auto Receivables Trust (c)                         0.97                 3/15/2018                    1,420
      1,701  Santander Drive Auto Receivables Trust                      4.01                 2/15/2017                    1,716
      1,290  Santander Drive Auto Receivables Trust                      3.01                 4/16/2018                    1,302
      2,000  Santander Drive Auto Receivables Trust                      1.45                 5/15/2019                    2,007
                                                                                                                     -----------
                                                                                                                          39,574
                                                                                                                     -----------
             Total Financials                                                                                             39,574
                                                                                                                     -----------
             Total Asset-Backed Securities (cost: $39,428)                                                                39,574
                                                                                                                     -----------

             COMMERCIAL MORTGAGE SECURITIES (13.1%)

             FINANCIALS (13.1%)
             ------------------
             COMMERCIAL MORTGAGE-BACKED SECURITIES (12.4%)
      1,500  Banc of America Commercial Mortgage, Inc.                   4.73                 7/10/2043                    1,510
      2,405  Banc of America Commercial Mortgage, Inc.                   5.68                 7/10/2046                    2,545
         78  Banc of America Commercial Mortgage, Inc.                   5.62                 2/10/2051                       77
      1,658  Banc of America Commercial Mortgage, Inc.                   6.21                 2/10/2051                    1,826

================================================================================

7  | USAA Ultra Short-Term Bond Fund

================================================================================

PRINCIPAL                                                                                                                 MARKET
AMOUNT                                                                 COUPON                                              VALUE
(000)        SECURITY                                                    RATE                  MATURITY                    (000)
--------------------------------------------------------------------------------------------------------------------------------
$     2,000  Banc of America Commercial Mortgage, Inc.                   6.26%                2/10/2051              $     2,215
      1,500  Banc of America Merrill Lynch Commercial
                Mortgage Securities Trust (c)                            0.96                 6/15/2028                    1,496
      1,500  Banc of America Merrill Lynch Commercial
                Mortgage Securities Trust (c)                            1.27                 6/15/2028                    1,495
      1,000  Barclays Commercial Mortgage Securities, LLC (c)            1.29                 2/15/2028                    1,001
      2,000  Barclays Commercial Mortgage Securities, LLC (c)            1.78                 2/15/2028                    2,006
      1,541  Bear Stearns Commercial Mortgage Securities, Inc.           5.41                12/11/2040                    1,566
        514  Bear Stearns Commercial Mortgage Securities, Inc.           4.67                 6/11/2041                      514
      2,000  CGWF Commercial Mortgage Trust (c)                          1.12                11/15/2030                    2,000
        575  Chase Commercial Mortgage Securities Corp. (c)              6.56                 5/18/2030                      594
      3,000  Citigroup Commercial Mortgage Trust (c)                     1.22                 6/15/2033                    2,993
        720  Citigroup Deutsche Bank Commercial Mortgage Trust           5.28                12/11/2049                      726
        796  Commercial Mortgage Trust (c)                               1.52                10/13/2028                      798
      1,700  Commercial Mortgage Trust (c)                               1.78                 2/13/2032                    1,702
        520  Commercial Mortgage Trust                                   5.78                 6/10/2046                      546
      2,225  Commercial Mortgage Trust                                   1.28                 8/10/2046                    2,226
        363  GE Capital Commercial Mortgage Corp.                        5.32                11/10/2045                      363
      2,000  Greenwich Capital Commercial Funding Corp.                  5.78                 7/10/2038                    2,095
      3,000  GS Mortgage Securities Trust                                5.55                 4/10/2038                    3,086
      1,247  GS Mortgage Securities Trust                                1.21                 7/10/2046                    1,254
      1,843  GS Mortgage Securities Trust                                1.51                 9/10/2047                    1,852
      1,971  Hilton USA Trust (c)                                        1.67                11/05/2030                    1,972
      1,000  Hilton USA Trust (c)                                        3.37                11/05/2030                    1,015
      2,000  J.P. Morgan Chase Commercial Mortgage
                Securities Corp. (c)                                     1.08                10/15/2029                    1,997
      3,000  J.P. Morgan Chase Commercial Mortgage
                Securities Corp. (c)                                     1.58                10/15/2029                    3,009
        120  J.P. Morgan Chase Commercial Mortgage
                Securities Corp. (c)                                     1.13                12/15/2030                      120
      2,000  J.P. Morgan Chase Commercial Mortgage
                Securities Corp. (c)                                     1.93                12/15/2030                    2,002
        178  J.P. Morgan Chase Commercial Mortgage
                Securities Corp.                                         5.12                 7/15/2041                      178
      1,155  J.P. Morgan Chase Commercial Mortgage
                Securities Corp.                                         5.30                 1/12/2043                    1,182
      1,300  J.P. Morgan Chase Commercial Mortgage
                Securities Corp. (c)                                     3.62                11/15/2043                    1,368
        125  J.P. Morgan Chase Commercial Mortgage
                Securities Corp.                                         5.84                 4/15/2045                      127
      1,000  J.P. Morgan Chase Commercial Mortgage
                Securities Corp. (c)                                     4.39                 2/15/2046                    1,080
        118  LB-UBS Commercial Mortgage Trust                            4.57                 1/15/2031                      120
      2,297  LB-UBS Commercial Mortgage Trust                            5.16                 2/15/2031                    2,332
         41  Merrill Lynch-Countrywide Commercial
                Mortgage Trust                                           5.84                 8/12/2049                       41
      1,970  Morgan Stanley Capital I, Inc.                              5.33                 3/15/2044                    1,968
      2,731  Morgan Stanley-BAML Trust                                   1.55                 8/15/2047                    2,739
      3,000  SCG Trust (c)                                               1.57                11/15/2026                    3,003
        500  TimberStar Trust (c)                                        6.21                10/15/2036                      514
        288  Wachovia Bank Commercial Mortgage Trust                     5.94                 6/15/2045                      290
      3,000  Wells Fargo Commercial Mortgage Trust (c)                   1.19                 2/15/2027                    2,992
      1,000  Wells Fargo Commercial Mortgage Trust (c)                   1.52                 2/15/2027                      995
                                                                                                                     -----------
                                                                                                                          65,530
                                                                                                                     -----------
             INTEREST-ONLY COMMERCIAL MORTGAGE-BACKED SECURITIES (0.7%)
     12,799  Fannie Mae                                                  2.16                12/25/2019                      781
     20,312  Freddie Mac                                                 1.67                 4/25/2017                      500
      5,215  Freddie Mac                                                 3.08                 1/25/2019                      483

================================================================================

                                                   Portfolio of Investments |  8

================================================================================

PRINCIPAL                                                                                                                 MARKET
AMOUNT                                                                 COUPON                                              VALUE
(000)        SECURITY                                                    RATE                  MATURITY                    (000)
--------------------------------------------------------------------------------------------------------------------------------
$     6,078  Freddie Mac                                                 1.39%               11/25/2019              $       317
     42,009  GS Mortgage Securities Trust, acquired
                1/02/2014; cost $1,711(c),(d)                            0.95                 3/10/2044                    1,134
     11,794  JPMBB Commercial Mortgage Securities Trust,
                acquired 4/30/2014; cost $770(d)                         1.28                 4/15/2047                      657
                                                                                                                     -----------
                                                                                                                           3,872
                                                                                                                     -----------
             Total Financials                                                                                             69,402
                                                                                                                     -----------
             Total Commercial Mortgage Securities (cost: $69,201)                                                         69,402
                                                                                                                     -----------

             MUNICIPAL BONDS (2.8%)

             AGRICULTURAL PRODUCTS (0.4%)
      2,000  Washington County                                           1.38                 9/01/2030(e)                 2,006
                                                                                                                     -----------
             AIRPORT/PORT (0.2%)
      1,000  Louisiana Offshore Terminal Auth.                           2.20                10/01/2040(e)                 1,017
                                                                                                                     -----------
             ELECTRIC/GAS UTILITIES (1.1%)
      1,000  Jackson Energy Auth.                                        1.50                 4/01/2017                    1,013
      5,000  South Carolina Public Service Auth.                         1.27 (a)             6/01/2016                    5,010
                                                                                                                     -----------
                                                                                                                           6,023
                                                                                                                     -----------
             ENVIRONMENTAL & FACILITIES SERVICES (0.2%)
      1,000  South Carolina Jobs EDA                                     1.88                11/01/2016                    1,022
                                                                                                                     -----------
             GENERAL OBLIGATION (0.6%)
      1,760  Illinois                                                    4.42                 4/01/2015                    1,760
      1,250  Town of Stratford                                           2.49                 8/15/2017                    1,289
                                                                                                                     -----------
                                                                                                                           3,049
                                                                                                                     -----------
             SALES TAX (0.2%)
      1,000  Arizona School Facilities Board                             2.08                 9/01/2018                    1,025
                                                                                                                     -----------
             TOLL ROADS (0.1%)
        500  Tampa-Hillsborough County Expressway Auth.                  1.79                 7/01/2017                      504
                                                                                                                     -----------
             Total Municipal Bonds (cost: $14,510)                                                                        14,646
                                                                                                                     -----------

             MONEY MARKET INSTRUMENTS (5.8%)

             VARIABLE-RATE DEMAND NOTES (5.7%)

             CONSUMER STAPLES (0.1%)
             -----------------------
             FOOD RETAIL (0.1%)
        655  Food Supply, Inc. (LOC - SunTrust Bank)                     0.42                 5/01/2024                      655
                                                                                                                     -----------
             FINANCIALS (0.8%)
             -----------------
             REAL ESTATE OPERATING COMPANIES (0.8%)
      4,100  MOBR 04, LLC (LOC - Compass Bank)                           1.25                 9/01/2024                    4,100
                                                                                                                     -----------
             INDUSTRIALS (0.9%)
             ------------------
             AIRPORT SERVICES (0.9%)
      4,760  Metropolitan Nashville Airport Auth. (LOC -
                Regions Bank)                                            2.12                 4/01/2030                    4,760
                                                                                                                     -----------

================================================================================

9  | USAA Ultra Short-Term Bond Fund

================================================================================

PRINCIPAL                                                                                                                 MARKET
AMOUNT                                                                 COUPON                                              VALUE
(000)        SECURITY                                                    RATE                  MATURITY                    (000)
--------------------------------------------------------------------------------------------------------------------------------
             MATERIALS (1.8%)
             ----------------
             STEEL (1.8%)
$       450  Berkeley County                                             0.21%                9/01/2028              $       450
      5,000  Illinois Finance Auth. (LOC - UniCredit Bank A.G.)          2.25                 2/01/2037                    5,000
      4,325  Indiana Finance Auth. (LOC - Banco Bilbao
                Vizcaya Argentaria S.A.)                                 0.52                 8/01/2030                    4,325
                                                                                                                     -----------
                                                                                                                           9,775
                                                                                                                     -----------
             Total Materials                                                                                               9,775
                                                                                                                     -----------

             MUNICIPAL BONDS (1.9%)
             ----------------------
             APPROPRIATED DEBT (1.7%)
      8,890  Sports & Exhibition Auth. of Pittsburgh &
                Allegheny County (INS) (LIQ)                             0.45                11/01/2039                    8,890
                                                                                                                     -----------
             MULTIFAMILY HOUSING (0.2%)
      1,070  Albany Housing Auth. (LOC - RBS Citizens, N.A.)             0.47                12/01/2025                    1,070
                                                                                                                     -----------
             Total Municipal Bonds                                                                                         9,960
                                                                                                                     -----------
             UTILITIES (0.2%)
             ----------------
             ELECTRIC UTILITIES (0.2%)
      1,000  Indiana Dev. Finance Auth.                                  0.30                12/01/2038                    1,000
                                                                                                                     -----------
             Total Variable-Rate Demand Notes                                                                             30,250
                                                                                                                     -----------

NUMBER
OF SHARES
--------------------------------------------------------------------------------------------------------------------------------
             MONEY MARKET FUNDS (0.1%)
    108,521  State Street Institutional Liquid Reserves Fund Premier Class, 0.10% (f)                                        108
                                                                                                                     -----------
             Total Money Market Instruments (cost: $30,358)                                                               30,358
                                                                                                                     -----------

             TOTAL INVESTMENTS (COST: $520,011)                                                                      $   522,314
                                                                                                                     ===========

($ IN 000s)                                                          VALUATION HIERARCHY
                                                                     -------------------

                                                     (LEVEL 1)            (LEVEL 2)           (LEVEL 3)
                                                   QUOTED PRICES            OTHER            SIGNIFICANT
                                                     IN ACTIVE           SIGNIFICANT         UNOBSERVABLE
                                                       MARKETS            OBSERVABLE            INPUTS
                                                    FOR IDENTICAL           INPUTS
ASSETS                                                 ASSETS                                                            TOTAL
------------------------------------------------------------------------------------------------------------------------------
Bonds:
  Corporate Obligations                            $           --        $     255,426       $        --      $        255,426
  Eurodollar and Yankee Obligations                            --              112,908                --               112,908
  Asset-Backed Securities                                      --               39,574                --                39,574
  Commercial Mortgage Securities                               --               69,402                --                69,402
  Municipal Bonds                                              --               14,646                --                14,646
Money Market Instruments:
  Variable-Rate Demand Notes                                   --               30,250                --                30,250
  Money Market Funds                                          108                   --                --                   108
------------------------------------------------------------------------------------------------------------------------------
Total                                              $          108        $     522,206       $        --      $        522,314
------------------------------------------------------------------------------------------------------------------------------

For the period of January 1, 2015, through March 31, 2015, there were no transfers of securities between levels. The Fund's policy is to recognize any transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

================================================================================

                                                  Portfolio of Investments |  10

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

March 31, 2015 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 52 separate funds. Additionally, the Fund qualifies as a registered investment company under Accounting Standards Codification Topic 946. The information presented in this quarterly report pertains only to the USAA Ultra Short-Term Bond Fund (the
Fund), which is classified as diversified under the 1940 Act.

The Fund consists of two classes of shares: Ultra Short-Term Bond Fund Shares (Fund Shares) and Ultra Short-Term Bond Fund Institutional Shares (Institutional Shares). Each class of shares has equal rights to assets and earnings, except that each class bears certain class-related expenses specific to the particular class. These expenses include administration and servicing fees, transfer agent fees, postage, shareholder reporting fees, and certain registration and custodian fees. Expenses not attributable to a specific class, income, and realized gains or losses on investments are allocated to each class of shares based on each class's relative net assets. Each class has exclusive voting rights on matters related solely to that class and separate voting rights on matters that relate to both classes. The Institutional Shares are available for investment through a USAA discretionary managed account program, and certain advisory programs sponsored by financial intermediaries, such as brokerage firms, investment advisors, financial planners, third-party administrators, and insurance companies. Institutional Shares also are available to institutional investors, which include retirement plans, endowments, foundations, and bank trusts, as well as other persons or legal entities that the Fund may approve from time to time, or for purchase by a USAA Fund participating in a fund-of-funds investment strategy (USAA fund-of-funds).

A. SECURITY VALUATION - The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager), an affiliate of the Fund.

================================================================================

11  | USAA Ultra Short-Term Bond Fund

================================================================================

Among other things, these monthly meetings include a review and analysis of back testing reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Board. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

2. Investments in open-end investment companies, hedge, or other funds, other than exchange-traded funds, are valued at their net asset value (NAV) at the end of each business day.

3. Short-term debt securities with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

4. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager, under valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS - Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 - inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

================================================================================

                                         Notes to Portfolio of Investments |  12

================================================================================

Level 2 - inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices. Level 2 securities include bonds, valued based on methods discussed in Note A1, and variable-rate demand notes, which are valued at amortized cost.

Level 3 - inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS - Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis or for delayed draws on loans can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund receives a commitment fee for delayed draws on loans. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when-issued basis and delayed-draw loan commitments may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases and commitments while remaining substantially fully invested.

D. As of March 31, 2015, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments as of March 31, 2015, were $3,015,000 and $712,000, respectively, resulting in net unrealized appreciation of $2,303,000.

E. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $528,819,000 at March 31, 2015, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets. Investments in foreign securities were 22.6% of net assets at March 31, 2015.

CATEGORIES AND DEFINITIONS

EURODOLLAR AND YANKEE OBLIGATIONS - Eurodollar obligations are U.S. dollar-denominated instruments that are issued outside the U.S. capital markets by foreign corporations and financial institutions and by foreign branches of U.S. corporations and financial institutions. Yankee obligations are dollar-denominated instruments that are issued by foreign issuers in the U.S. capital markets.

ASSET-BACKED AND COMMERCIAL MORTGAGE-BACKED SECURITIES - Asset-backed securities represent a participation in, or are secured by and payable from, a stream of payments generated by particular assets. Commercial mortgage-backed securities reflect an interest in, and are secured by, mortgage loans on commercial real property. These securities represent ownership in a pool of loans and are divided into pieces (tranches) with varying maturities. The stated final maturity of such securities

================================================================================

13  | USAA Ultra Short-Term Bond Fund

================================================================================

represents when the final principal payment will be made for all underlying loans. The weighted average life is the average time for principal to be repaid, which is calculated by assuming prepayment rates of the underlying loans. The weighted average life is likely to be substantially shorter than the stated final maturity as a result of scheduled principal payments and unscheduled principal prepayments. Stated interest rates on commercial mortgage-backed securities may change slightly over time as underlying mortgages pay down.

VARIABLE-RATE DEMAND NOTES (VRDNs) - provide the right to sell the security at face value on either that day or within the rate-reset period. The interest rate is adjusted at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer.

PORTFOLIO ABBREVIATION(S) AND DESCRIPTION(S)

EDA           Economic Development Authority
REIT          Real estate investment trust

CREDIT ENHANCEMENTS - add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

(INS) Principal and interest payments are insured by Assured Guaranty Municipal Corp. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.
(LIQ) Liquidity enhancement that may, under certain circumstances, provide for repayment of principal and interest upon demand from PNC Bank, N.A.
(LOC) Principal and interest payments are guaranteed by a bank letter of credit or other bank credit agreement.

SPECIFIC NOTES

(a) Variable-rate or floating-rate security - interest rate is adjusted periodically. The interest rate disclosed represents the rate at March 31, 2015.
(b) Senior loan (loan) - is not registered under the Securities Act of 1933. The loan contains certain restrictions on resale and cannot be sold publicly. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility and includes commitment fees on unfunded loan commitments. The interest rate is adjusted periodically, and the rate disclosed represents the current rate at March 31, 2015. The weighted average life of the loan is likely to be shorter than the stated final maturity date due to mandatory or optional prepayments. Security deemed liquid by the Manager, under liquidity guidelines approved by the Board, unless otherwise noted as illiquid.

================================================================================

                                         Notes to Portfolio of Investments |  14

================================================================================

(c) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Board, unless otherwise noted as illiquid.
(d) Security deemed illiquid by the Manager, under liquidity guidelines approved by the Board. The aggregate market value of these securities at March 31, 2015, was $1,791,000, which represented 0.3% of the Fund's net assets.
(e) Put bond - provides the right to sell the bond at face value at specific tender dates prior to final maturity. The put feature shortens the effective maturity of the security.
(f) Rate represents the money market fund annualized seven-day yield at March 31, 2015.

================================================================================

15  | USAA Ultra Short-Term Bond Fund

[LOGO OF USAA]
   USAA(R)

PORTFOLIO OF INVESTMENTS
1ST QUARTER
USAA FLEXIBLE INCOME FUND
MARCH 31, 2015

                                                                      (Form N-Q)

97758-0515                                   (C)2015, USAA. All rights reserved.

================================================================================

PORTFOLIO OF INVESTMENTS

USAA FLEXIBLE INCOME FUND
March 31, 2015 (unaudited)

PRINCIPAL                                                                                    MARKET
AMOUNT                                                      COUPON                            VALUE
(000)         SECURITY                                        RATE           MATURITY         (000)
---------------------------------------------------------------------------------------------------
              CORPORATE OBLIGATIONS (32.3%)

              CONSUMER DISCRETIONARY (3.3%)
              -----------------------------
              SPECIALTY STORES (3.3%)
$     2,700   Guitar Center, Inc. (a)                         6.50%         4/15/2019    $    2,369
      3,000   Toys R Us Property Co. II, LLC (b)              8.50         12/01/2017         3,049
                                                                                         ----------
                                                                                              5,418
                                                                                         ----------
              Total Consumer Discretionary                                                    5,418
                                                                                         ----------

              ENERGY (7.0%)
              -------------
              OIL & GAS DRILLING (0.8%)
      2,206   Schahin II Finance Co. SPV Ltd. (a)             5.88          9/25/2023         1,339
                                                                                         ----------
              OIL & GAS EXPLORATION & PRODUCTION (1.9%)
      3,000   Fieldwood Energy, LLC (b),(c)                   8.38          9/30/2020         2,210
      1,900   Samson Investment Co. (c),(d)                   22.3          9/25/2018         1,006
                                                                                         ----------
                                                                                              3,216
                                                                                         ----------
              OIL & GAS STORAGE & TRANSPORTATION (4.3%)
      2,700   DCP Midstream, LLC (a)                          5.85          5/21/2043         1,958
      2,000   Enterprise Products Operating, LLC              7.00          6/01/2067         2,025
      4,000   Southern Union Co. (b)                          3.27 (e)     11/01/2066         3,160
                                                                                         ----------
                                                                                              7,143
                                                                                         ----------
              Total Energy                                                                   11,698
                                                                                         ----------

              FINANCIALS (9.5%)
              -----------------
              ASSET MANAGEMENT & CUSTODY BANKS (1.1%)
      2,000   Walter Investment Management Corp.              7.88         12/15/2021         1,800
                                                                                         ----------
              LIFE & HEALTH INSURANCE (1.5%)
      2,481   StanCorp Financial Group, Inc.                  6.90          6/01/2067         2,514
                                                                                         ----------
              MULTI-LINE INSURANCE (0.8%)
      2,250   Genworth Holdings, Inc.                         6.15         11/15/2066         1,350
                                                                                         ----------
              PROPERTY & CASUALTY INSURANCE (3.0%)
      2,000   AmTrust Financial Services, Inc.                6.13          8/15/2023         2,140
      3,200   Oil Insurance Ltd. (a)                          3.26 (e)              -(f)      2,880
                                                                                         ----------
                                                                                              5,020
                                                                                         ----------
              REAL ESTATE DEVELOPMENT (1.7%)
      3,000   Forestar USA Real Estate Group, Inc. (a)        8.50          6/01/2022         2,910
                                                                                         ----------
              THRIFTS & MORTGAGE FINANCE (1.4%)
      2,650   Ocwen Financial Corp. (a)                       6.63          5/15/2019         2,305
                                                                                         ----------
              Total Financials                                                               15,899
                                                                                         ----------

              INDUSTRIALS (1.6%)
              ------------------
              ELECTRICAL COMPONENTS & EQUIPMENT (0.3%)
        500   Artesyn Embedded Technologies, Inc. (a)         9.75         10/15/2020           485
                                                                                         ----------

================================================================================

1  | USAA Flexible Income Fund

================================================================================

PRINCIPAL                                                                                    MARKET
AMOUNT                                                     COUPON                             VALUE
(000)(h)      SECURITY                                       RATE            MATURITY         (000)
---------------------------------------------------------------------------------------------------
              TRUCKING (1.3%)
$     2,271   YRC Worldwide, Inc. (c)                        8.25%          2/13/2019    $    2,251
                                                                                         ----------
              Total Industrials                                                               2,736
                                                                                         ----------
              MATERIALS (1.5%)
              ----------------
              GOLD (0.8%)
CAD   6,000   Allied Nevada Gold Corp. (a),(g)               8.75           6/01/2019         1,256
                                                                                         ----------
              STEEL (0.7%)
      1,300   Cliffs Natural Resources (a)                   8.25           3/31/2020         1,229
                                                                                         ----------
              Total Materials                                                                 2,485
                                                                                         ----------
              UTILITIES (9.4%)
              ----------------
              ELECTRIC UTILITIES (2.8%)
      1,800   NextEra Energy Capital Holdings, Inc.          6.35          10/01/2066         1,772
      3,000   PPL Capital Funding, Inc. (b)                  6.70           3/30/2067         2,902
                                                                                         ----------
                                                                                              4,674
                                                                                         ----------
              MULTI-UTILITIES (6.6%)
      2,000   Dominion Resources, Inc.                       2.57 (e)       9/30/2066         1,873
      2,005   Integrys Energy Group, Inc.                    6.11          12/01/2066         1,965
      3,027   Puget Sound Energy, Inc. (b)                   6.97           6/01/2067         3,084
      4,000   Wisconsin Energy Corp. (b)                     6.25           5/15/2067         4,010
                                                                                         ----------
                                                                                             10,932
                                                                                         ----------
              Total Utilities                                                                15,606
                                                                                         ----------
              Total Corporate Obligations (cost: $60,048)                                    53,842
                                                                                         ----------

              EURODOLLAR AND YANKEE OBLIGATIONS (6.4%)

              ENERGY (1.7%)
              -------------
              OIL & GAS STORAGE & TRANSPORTATION (1.7%)
      3,000   TransCanada PipeLines Ltd. (b)                 6.35           5/15/2067         2,918
                                                                                         ----------
              FINANCIALS (2.1%)
              -----------------
              LIFE & HEALTH INSURANCE (0.6%)
      1,000   Great-West Life & Annuity Insurance Capital,
                   LP (a)                                    7.15          5/16/2046          1,034
                                                                                         ----------
              PROPERTY & CASUALTY INSURANCE (1.5%)
      2,190   QBE Capital Funding III Ltd. (a)               7.25          5/24/2041          2,439
                                                                                         ----------
              Total Financials                                                                3,473
                                                                                         ----------
              MATERIALS (2.6%)
              ----------------
              GOLD (2.6%)
      5,000   St. Barbara Ltd. (a),(b)                       8.88          4/15/2018          4,287
                                                                                         ----------
              Total Eurodollar and Yankee Obligations (cost: $10,847)                        10,678
                                                                                         ----------
              COLLATERALIZED MORTGAGE OBLIGATIONS (2.0%)
        869   Sequoia Mortgage Trust                         1.08 (e)      9/20/2033            759
      1,867   Structured Asset Mortgage Investments, Inc.    0.68 (e)      7/19/2035          1,701
        878   Wells Fargo Mortgage Backed Securities Trust   2.70 (e)      4/25/2035            841
                                                                                         ----------
              Total Collateralized Mortgage Obligations (cost: $3,326)                        3,301
                                                                                         ----------

================================================================================

                                                   Portfolio of Investments |  2

================================================================================

PRINCIPAL                                                                                    MARKET
AMOUNT                                                         COUPON                         VALUE
(000)         SECURITY                                           RATE       MATURITY          (000)
---------------------------------------------------------------------------------------------------
              COMMERCIAL MORTGAGE SECURITIES (16.6%)

              FINANCIALS (16.6%)
              ------------------
              COMMERCIAL MORTGAGE-BACKED SECURITIES (15.0%)
$     2,700   Banc of America Commercial Mortgage, Inc. (b)      5.42%    10/10/2045     $    2,802
      2,000   Banc of America Commercial Mortgage, Inc.          6.26      2/10/2051          2,145
      3,000   Bear Stearns Commercial Mortgage Securities,
                   Inc. (a),(b)                                  5.66      9/11/2041          2,944
      2,770   CD Commercial Mortgage Trust                       5.69     10/15/2048          2,760
      2,000   Citigroup Commercial Mortgage Trust                6.13     12/10/2049          2,012
      2,000   GE Capital Commercial Mortgage Corp.               5.32     11/10/2045          2,012
      1,000   GS Mortgage Securities Corp. II                    5.52      4/10/2038          1,023
      1,000   Merrill Lynch Mortgage Trust                       5.66      5/12/2039          1,013
      3,000   Merrill Lynch Mortgage Trust                       5.84      6/12/2050          3,133
      2,000   Morgan Stanley Capital I Trust                     5.49      3/12/2044          1,997
      3,053   Wachovia Bank Commercial Mortgage Trust            5.37     11/15/2048          3,114
                                                                                         ----------
                                                                                             24,955
                                                                                         ----------
              INTEREST-ONLY COMMERCIAL MORTGAGE-BACKED SECURITIES (1.6%)
     26,202   GS Mortgage Securities Trust, acquired
                   1/02/2014; cost $1,067 (a),(i)                0.95      3/10/2044            708
     35,382   JPMBB Commercial Mortgage Securities Trust,
                   acquired 4/30/2014; cost $2,309 (i)           1.28      4/15/2047          1,971
                                                                                         ----------
                                                                                              2,679
                                                                                         ----------
              Total Financials                                                               27,634
                                                                                         ----------
              Total Commercial Mortgage Securities (cost: $27,204)                           27,634
                                                                                         ----------

              U.S. TREASURY SECURITIES (13.3%)

              BONDS (12.4%)
      7,000   3.00%, 11/15/2044                                                               7,671
     11,500   3.13%, 8/15/2044 (j)                                                           12,886
                                                                                         ----------
                                                                                             20,557
                                                                                         ----------

              NOTES (0.9%)
      1,500   2.25%, 11/15/2024                                                               1,542
                                                                                         ----------
              Total U.S. Treasury Securities (cost: $20,461)                                 22,099
                                                                                         ----------

NUMBER
OF SHARES
---------------------------------------------------------------------------------------------------
              EQUITY SECURITIES (28.2%)

              COMMON STOCKS (19.1%)

              ENERGY (1.8%)
              -------------
              INTEGRATED OIL & GAS (1.0%)
    355,000   Gazprom OAO ADR                                                                 1,674
                                                                                         ----------
              OIL & GAS EXPLORATION & PRODUCTION (0.8%)
    200,000   Approach Resources, Inc.*                                                       1,318
                                                                                         ----------
              Total Energy                                                                    2,992
                                                                                         ----------

================================================================================

3  | USAA Flexible Income Fund

================================================================================

                                                                                             MARKET
NUMBER                                                                                        VALUE
OF SHARES     SECURITY                                                                        (000)
---------------------------------------------------------------------------------------------------
              FINANCIALS (12.1%)
              ------------------
              ASSET MANAGEMENT & CUSTODY BANKS (4.5%)
    250,000   Apollo Investment Corp.                                                    $    1,919
    130,000   Ares Capital Corp.                                                              2,232
     70,000   KKR & Co., LP                                                                   1,597
    200,000   Prospect Capital Corp.                                                          1,690
                                                                                         ----------
                                                                                              7,438
                                                                                         ----------
              REITs - MORTGAGE (5.5%)
    330,000   Annaly Capital Management, Inc. (b)                                             3,432
    200,000   Hatteras Financial Corp. (b)                                                    3,632
    200,000   Two Harbors Investment Corp.                                                    2,124
                                                                                         ----------
                                                                                              9,188
                                                                                         ----------
              REITs - SPECIALIZED (2.1%)
     80,000   Plum Creek Timber Co., Inc. (b)                                                 3,476
                                                                                         ----------
              Total Financials                                                               20,102
                                                                                         ----------
              MATERIALS (5.2%)
              ----------------
              DIVERSIFIED CHEMICALS (0.8%)
     65,000   Huntsman Corp.                                                                  1,441
                                                                                         ----------
              GOLD (4.4%)
    201,500   Alamos Gold, Inc.                                                               1,181
    103,000   Goldcorp, Inc. (b)                                                              1,866
    630,000   Kinross Gold Corp.*                                                             1,411
     94,000   Newmont Mining Corp. (b)                                                        2,041
    270,000   Novagold Resources, Inc.*                                                         799
                                                                                         ----------
                                                                                              7,298
                                                                                         ----------
              Total Materials                                                                 8,739
                                                                                         ----------
              Total Common Stocks (cost: $37,285)                                            31,833
                                                                                         ----------
              PREFERRED STOCKS (6.9%)

              CONSUMER STAPLES (1.3%)
              -----------------------
              AGRICULTURAL PRODUCTS (1.3%)
     20,000   Dairy Farmers of America, Inc., 7.88%, cumulative redeemable,
                   perpetual (a)                                                              2,132
                                                                                         ----------
              ENERGY (3.2%)
              -------------
              OIL & GAS EXPLORATION & PRODUCTION (1.6%)
      3,000   Chesapeake Energy Corp., 5.75%, perpetual (a),(k)                               2,616
                                                                                         ----------
              OIL & GAS STORAGE & TRANSPORTATION (1.6%)
    100,000   NuStar Logistics, LP, 7.63% (b)                                                 2,620
                                                                                         ----------
              Total Energy                                                                    5,236
                                                                                         ----------
              FINANCIALS (2.4%)
              -----------------
              LIFE & HEALTH INSURANCE (1.4%)
     93,200   Delphi Financial Group, Inc., 7.38%, cumulative redeemable                      2,356
                                                                                         ----------
              THRIFTS & MORTGAGE FINANCE (1.0%)
    400,000   Freddie Mac, 8.38%, perpetual *(l)                                              1,705
                                                                                         ----------
              Total Financials                                                                4,061
                                                                                         ----------
              Total Preferred Stocks (cost: $12,048)                                         11,429
                                                                                         ----------

================================================================================

                                                   Portfolio of Investments |  4

================================================================================

                                                                                             MARKET
NUMBER                                                                                        VALUE
OF SHARES     SECURITY                                                                        (000)
---------------------------------------------------------------------------------------------------
              INVESTMENT COMPANIES (2.2%)
    250,000   Nuveen Municipal Opportunity Fund, Inc.(b)(cost: $3,512)                   $    3,670
                                                                                         ----------
              Total Equity Securities (cost: $52,845)                                        46,932
                                                                                         ----------
              MONEY MARKET INSTRUMENTS (0.2%)

              MONEY MARKET FUNDS (0.2%)
    385,016   State Street Institutional Liquid Reserves
                   Fund Premier Class, 0.10% (m)                                                385
                                                                                         ----------
              Total Money Market Instruments (cost: $385)                                       385
                                                                                         ----------

              TOTAL INVESTMENTS (COST: $175,116)                                         $  164,871
                                                                                         ==========

                                                                                        UNREALIZED
 NUMBER OF                                                                            APPRECIATION/
 CONTRACTS                                        EXPIRATION        CONTRACT         (DEPRECIATION)
LONG/(SHORT)                                         DATE          VALUE (000)            (000)
---------------------------------------------------------------------------------------------------
              FUTURES (13.7%)
       (100)  Japanese Yen Currency Futures        6/15/2015     $    (10,433)        $         24
       (170)  Russell 2000 Mini Futures            6/19/2015          (21,231)                (658)
        110   Yen Denominated Nikkei Futures       6/11/2015            8,814                  277
                                                                 ------------         ------------

              TOTAL FUTURES                                      $    (22,850)        $       (357)
                                                                 ============         ============

($ IN 000s)                                               VALUATION HIERARCHY
                                                          -------------------

                                              (LEVEL 1)         (LEVEL 2)        (LEVEL 3)
                                             QUOTED PRICES        OTHER         SIGNIFICANT
                                              IN ACTIVE        SIGNIFICANT      UNOBSERVABLE
                                                MARKETS         OBSERVABLE         INPUTS
                                            FOR IDENTICAL         INPUTS
ASSETS                                         ASSETS                                                   TOTAL
-------------------------------------------------------------------------------------------------------------
Bonds:
  Corporate Obligations                      $        --       $    53,842       $        --      $    53,842
  Eurodollar and Yankee Obligations                   --            10,678                --           10,678
  Collateralized Mortgage Obligations                 --             3,301                --            3,301
  Commercial Mortgage Securities                      --            27,634                --           27,634
  U.S. Treasury Securities                        22,099                --                --           22,099
Equity Securities:
  Common Stocks                                   31,833                --                --           31,833
  Preferred Stocks                                    --            11,429                --           11,429
  Investment Companies                             3,670                --                --            3,670
Money Market Instruments:
  Money Market Funds                                 385                --                --              385
-------------------------------------------------------------------------------------------------------------
Total                                        $    57,987       $   106,884       $        --      $   164,871
-------------------------------------------------------------------------------------------------------------

LIABILITIES                                                                                             TOTAL
-------------------------------------------------------------------------------------------------------------
Futures(1)                                   $     (357)       $        --       $        --      $     (357)
-------------------------------------------------------------------------------------------------------------

(1)Futures are valued at the unrealized appreciation/depreciation on the investment.

For the period of January 1, 2015, through March 31, 2015, there were no transfers of securities between levels. The Fund's policy is to recognize any transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

================================================================================

5  | USAA Flexible Income Fund

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

March 31, 2015 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 52 separate funds. Additionally, the Fund qualifies as a registered investment company under Accounting Standards Codification Topic 946. The information presented in this quarterly report pertains only to the USAA Flexible Income Fund (the Fund), which is classified as diversified under the 1940 Act.

The Fund consists of three classes of shares: Flexible Income Fund Shares (Fund Shares), Flexible Income Fund Institutional Shares (Institutional Shares), and Flexible Income Fund Adviser Shares (Adviser Shares). Each class of shares has equal rights to assets and earnings, except that each class bears certain class-related expenses specific to the particular class. These expenses include administration and servicing fees, transfer agent fees, postage, shareholder reporting fees, distribution and service (12b-1) fees, and certain registration and custodian fees. Expenses not attributable to a specific class, income, and realized gains or losses on investments are allocated to each class of shares based on each class's relative net assets. Each class has exclusive voting rights on matters related solely to that class and separate voting rights on matters that relate to all classes. The Institutional Shares are available for investment through a USAA discretionary managed account program, and certain advisory programs sponsored by financial intermediaries, such as brokerage firms, investment advisors, financial planners, third-party administrators, and insurance companies. Institutional Shares also are available to institutional investors, which include retirement plans, endowments, foundations, and bank trusts, as well as other persons or legal entities that the Fund may approve from time to time, or for purchase by a USAA fund participating in a fund-of-funds investment strategy (USAA fund-of-funds). The Adviser Shares permit investors to purchase shares through financial intermediaries, including banks, broker-dealers, insurance companies, investment advisers, plan sponsors, and financial professionals that provide various administrative and distribution services.

A. SECURITY VALUATION - The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

================================================================================

6  | USAA Flexible Income Fund

================================================================================

The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager), an affiliate of the Fund. Among other things, these monthly meetings include a review and analysis of back testing reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices generally is used.

2. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In most cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not be reflected in the value of the Fund's foreign securities. However, the Manager and the Fund's subadviser(s), if applicable, will monitor for events that would materially affect the value of the Fund's foreign securities. The Fund's subadviser(s) have agreed to notify the Manager of significant events they identify that would materially affect the value of the Fund's foreign securities. If the Manager determines that a particular event would materially affect the value of the Fund's foreign securities, then the Manager, under valuation procedures approved by the Board, will consider such available information that it deems relevant to determine a fair value for the affected foreign securities. In addition, the Fund may use information from an external vendor or other sources to adjust the foreign market closing prices of foreign equity securities to reflect what the Fund believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

3. Investments in open-end investment companies, hedge, or other funds, other than ETFs, are valued at their NAV at the end of each business day.

4. Short-term debt securities with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

5. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Board. The Service uses an evaluated mean between quoted

================================================================================

7  | USAA Flexible Income Fund

================================================================================

bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

6. Repurchase agreements are valued at cost, which approximates market value.

7. Futures are valued based upon the last sale price at the close of market on the principal exchange on which they are traded.

8. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager, under valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS - Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 - inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 - inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices. Level 2 securities include preferred stocks, which are valued based on methods discussed in Note A2 and bonds, except U.S. Treasury securities, which are valued based on methods discussed in Note A5.

Level 3 - inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

================================================================================

                                          Notes to Portfolio of Investments |  8

================================================================================

C. DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES - The Fund may buy, sell, and enter into certain types of derivatives, including, but not limited to futures contracts, options, options on futures contracts, and forward currency contracts, under circumstances in which such instruments are expected by the portfolio manager to aid in achieving the Fund's investment objective. The Fund also may use derivatives in circumstances where the portfolio manager believes they offer an economical means of gaining exposure to a particular asset class or securities market or to keep cash on hand to meet shareholder redemptions or other needs while maintaining exposure to the market. With exchange-listed futures contracts and options, counterparty credit risk to the Fund is limited to the exchange's clearinghouse which, as counterparty to all exchange-traded futures contracts and options, guarantees the transactions against default from the actual counterparty to the trade. The Fund's derivative agreements held at March 31, 2015, did not include master netting provisions.

FUTURES CONTRACTS - The Fund is subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The Fund may use futures contracts to gain exposure to, or hedge against, changes in the value of equities, interest rates, or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Fund is required to deposit with the broker in either cash or securities an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are made or received by the Fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Upon entering into such contracts, the Fund bears the risk of interest or exchange rates or securities prices moving unexpectedly in an unfavorable direction, in which case, the Fund may not achieve the anticipated benefits of the futures contracts.

D. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS - Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis or for delayed draws on loans can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund receives a commitment fee for delayed draws on loans. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when-issued basis and delayed-draw loan commitments may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases and commitments while remaining substantially fully invested. As of March 31, 2015, the Fund's outstanding delayed-delivery commitments, including interest purchased, were $1,102,000; all of which were when-issued securities.

E. As of March 31, 2015, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments as of March 31, 2015, were $3,774,000 and $14,019,000, respectively, resulting in net unrealized depreciation of $10,245,000.

================================================================================

9  | USAA Flexible Income Fund

================================================================================

F. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $166,505,000 at March 31, 2015, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets. Investments in foreign securities were 11.4% of net assets at March 31, 2015.

The Fund may rely on certain Securities and Exchange Commission (SEC) exemptive orders or rules that permit funds meeting various conditions to invest in an exchange-traded fund (ETF) in amounts exceeding limits set forth in the Investment Company Act of 1940, as amended, that would otherwise be applicable.

CATEGORIES AND DEFINITIONS

ASSET-BACKED AND COMMERCIAL MORTGAGE-BACKED SECURITIES - Asset-backed securities represent a participation in, or are secured by and payable from, a stream of payments generated by particular assets. Commercial mortgage-backed securities reflect an interest in, and are secured by, mortgage loans on commercial real property. These securities represent ownership in a pool of loans and are divided into pieces (tranches) with varying maturities. The stated final maturity of such securities represents when the final principal payment will be made for all underlying loans. The weighted average life is the average time for principal to be repaid, which is calculated by assuming prepayment rates of the underlying loans. The weighted average life is likely to be substantially shorter than the stated final maturity as a result of scheduled principal payments and unscheduled principal prepayments. Stated interest rates on commercial mortgage-backed securities may change slightly over time as underlying mortgages pay down.

COLLATERALIZED MORTGAGE OBLIGATIONS (CMOs) - Collateralized mortgage obligations are debt obligations of a legal entity that are fully collateralized by a portfolio of mortgages or mortgage-related securities. CMOs are issued in multiple classes (tranches), with specific adjustable or fixed interest rates, varying maturities, and must be fully retired no later than its final distribution date. The cash flow from the underlying mortgages is used to pay off each tranche separately. CMOs are designed to provide investors with more predictable maturities than regular mortgage securities but such maturities can be difficult to predict because of the effect of prepayments.

EURODOLLAR AND YANKEE OBLIGATIONS - Eurodollar obligations are U.S. dollar-denominated instruments that are issued outside the U.S. capital markets by foreign corporations and financial institutions and by foreign branches of U.S. corporations and financial institutions. Yankee obligations are dollar-denominated instruments that are issued by foreign issuers in the U.S. capital markets.

INTEREST-ONLY COMMERCIAL MORTGAGE-BACKED SECURITIES (CMBS IOs) - represent the right to receive only the interest payments on an underlying pool of commercial mortgage loans. The purchase yield reflects an anticipated yield based upon interest rates at the time of purchase and the estimated timing and amount of future cash flows. Coupon rates after purchase vary from period to period. The principal amount represents the notional amount of the underlying pool on which current interest is calculated. CMBS IOs are backed by loans that have various forms of prepayment protection, which include lock-out provisions, yield maintenance provisions, and prepayment

================================================================================

                                         Notes to Portfolio of Investments |  10

================================================================================

penalties. This serves to moderate their prepayment risk. CMBS IOs are subject to default-related prepayments that may have a negative impact on yield.

PORTFOLIO ABBREVIATION(S) AND DESCRIPTION(S)

ADR American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.
CAD       Canadian Dollar
REIT      Real estate investment trust

SPECIFIC NOTES

(a) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Board, unless otherwise noted as illiquid.
(b) The security, or a portion thereof, is segregated to cover the value of open futures contracts at March 31, 2015.
(c) Senior loan (loan) - is not registered under the Securities Act of 1933. The loan contains certain restrictions on resale and cannot be sold publicly. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility and includes commitment fees on unfunded loan commitments. The interest rate is adjusted periodically, and the rate disclosed represents the current rate at March 31, 2015. The weighted average life of the loan is likely to be shorter than the stated final maturity date due to mandatory or optional prepayments. The loan is deemed liquid by the Manager, under liquidity guidelines approved by the Board, unless otherwise noted as illiquid.
(d) At March 31, 2015, the aggregate market value of securities purchased on a delayed-delivery basis was $1,006,000.
(e) Variable-rate or floating-rate security - interest rate is adjusted periodically. The interest rate disclosed represents the rate at March 31, 2015.
(f) Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.
(g) At March 31, 2015, the issuer was in default with respect to interest and/or principal payments.
(h)    In U.S. dollars unless otherwise noted.
(i) Security deemed illiquid by the Manager, under liquidity guidelines approved by the Board. The aggregate market value of these securities at March 31, 2015, was $2,679,000, which represented 1.6% of the Fund's net assets.
(j) Securities with a value of $784,000 are segregated as collateral for initial margin requirements on open futures contracts.
(k) At March 31, 2015, the security, or a portion thereof, was segregated to cover delayed-delivery and/or when-issued purchases.

================================================================================

11  | USAA Flexible Income Fund

================================================================================

(l) Securities issued by government-sponsored enterprises are supported only by the right of the government-sponsored enterprise to borrow from the U.S. Treasury, the discretionary authority of the U.S. government to purchase the government-sponsored enterprises' obligations, or by the credit of the issuing agency, instrumentality, or corporation, and are neither issued nor guaranteed by the U.S. Treasury.
(m) Rate represents the money market fund annualized seven-day yield at March 31, 2015.
*      Non-income-producing security.

================================================================================

                                         Notes to Portfolio of Investments |  12

ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.















SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST - Period Ended MARCH 31, 2015

By:      /S/ DANIEL J. MAVICO
         --------------------------------------------------------------
         Signature and Title:  Daniel J. Mavico, Assistant Secretary

Date:    05/26/2015
         -------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /S/ DANIEL S. MCNAMARA
         --------------------------------------------------------------
         Signature and Title:  Daniel S. McNamara, President

Date:    05/28/2015
         ------------------------------


By:      /S/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:    05/26/2015
         ------------------------------